Fidelity Logo (Registered Trademark)

Fidelity® Advisor

Growth & Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Growth & Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Growth & Income - CL A	-1.08%	-8.04%	78.03%
Fidelity Adv Growth & Income - CL A (incl. 5.75% sales charge)	-6.77%	-13.33%	67.79%
S&P 500 ®	-3.90%	-10.55%	80.42%
Growth & Income Funds Average	2.25%	0.20%	n/a *

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,042 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv Growth & Income - CL A	-8.04%	13.95%
Fidelity Adv Growth & Income - CL A (incl. 5.75% sales charge)	-13.33%	12.43%
S&P 500	-10.55%	14.29%
Growth & Income Funds Average	0.20%	n/a *

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor Growth & Income Fund - Class A on December 31, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have grown to $16,779 - a 67.79% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,042 - an 80.42% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month and one year cumulative total returns for the large-cap core funds average were -4.76% and -10.97%, respectively. The one year average annual total return was -10.97%. The six month and one year cumulative total returns for the large-cap supergroup average were -7.29% and -14.10%, respectively. The one year average annual total return was -14.10%.

Semiannual Report

Fidelity Advisor Growth & Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Growth & Income - CL T	-1.20%	-8.27%	76.38%
Fidelity Adv Growth & Income - CL T (incl. 3.50% sales charge)	-4.66%	-11.48%	70.21%
S&P 500	-3.90%	-10.55%	80.42%
Growth & Income Funds Average	2.25%	0.20%	n/a *

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,042 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv Growth & Income - CL T	-8.27%	13.71%
Fidelity Adv Growth & Income - CL T (incl. 3.50% sales charge)	-11.48%	12.80%
S&P 500	-10.55%	14.29%
Growth & Income Funds Average	0.20%	n/a *

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Class T on December 31, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have grown to $17,021 - a 70.21% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,042 - an 80.42% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month and one year cumulative total returns for the large-cap core funds average were -4.76% and -10.97%, respectively. The one year average annual total return was -10.97%. The six month and one year cumulative total returns for the large-cap supergroup average were -7.29% and -14.10%, respectively. The one year average annual total return was -14.10%.

Semiannual Report

Fidelity Advisor Growth & Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charges included in the past six months, past one year and life of fund total return figures are 5%, 5% and 2%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Growth & Income - CL B	-1.51%	-8.76%	72.34%
Fidelity Adv Growth & Income - CL B (incl. contingent deferred sales charge)	-6.43%	-13.32%	70.34%
S&P 500	-3.90%	-10.55%	80.42%
Growth & Income Funds Average	2.25%	0.20%	n/a *

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,042 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 9 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv Growth & Income - CL B	-8.76%	13.11%
Fidelity Adv Growth & Income - CL B (incl. contingent deferred sales charge)	-13.32%	12.82%
S&P 500	-10.55%	14.29%
Growth & Income Funds Average	0.20%	n/a *

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Class B on December 31, 1996, when the fund started. As the chart shows, by May 31, 2001, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $17,034 - a 70.34% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,042 - an 80.42% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month and one year cumulative total returns for the large-cap core funds average were -4.76% and -10.97%, respectively. The one year average annual total return was -10.97%. The six month and one year cumulative total returns for the large-cap supergroup average were -7.29% and -14.10%, respectively. The one year average annual total return was -14.10%.

Semiannual Report

Fidelity Advisor Growth & Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns prior to November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Class C's contingent deferred sales charges included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Growth & Income - CL C	-1.45%	-8.75%	72.15%
Fidelity Adv Growth & Income - CL C (incl. contingent deferred sales charge)	-2.44%	-9.67%	72.15%
S&P 500	-3.90%	-10.55%	80.42%
Growth & Income Funds Average	2.25%	0.20%	n/a *

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,042 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 11 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv Growth & Income - CL C	-8.75%	13.09%
Fidelity Adv Growth & Income - CL C (incl. contingent deferred sales charge)	-9.67%	13.09%
S&P 500	-10.55%	14.29%
Growth & Income Funds Average	0.20%	n/a *

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Class C on December 31, 1996, when the fund started. As the chart shows, by May 31, 2001, the value of the investment, would have grown to $17,215 - a 72.15% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,042 - an 80.42% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month and one year cumulative total returns for the large-cap core funds average were -4.76% and -10.97%, respectively. The one year average annual total return was -10.97%. The six month and one year cumulative total returns for the large-cap supergroup average were -7.29% and -14.10%, respectively. The one year average annual total return was -14.10%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with John Avery, Portfolio Manager of Fidelity Advisor Growth & Income Fund

Q. How did the fund perform, John?

A. For the six months that ended May 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned -1.08%, -1.20%, -1.51% and -1.45%, respectively. In comparison, the Standard & Poor's 500 Index returned -3.90%, while the growth & income funds average tracked by Lipper Inc. returned 2.25%. For the 12 months that ended May 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned -8.04%, -8.27%, -8.76% and -8.75%, respectively. For the same period, the S&P 500® index and Lipper average returned -10.55% and 0.20%, respectively.

Q. Why did the fund beat its index, yet trail its peer group during the past six months?

A. The fund's defensive posture, which hurt performance in previous reporting periods, helped this time around. A good portion of our gains relative to the index came from our underweighting in technology, by far the market's worst-performing sector during the period. Within the sector, my focus was on further reducing exposure to higher-volatility names that were trading at high valuations and whose fundamentals were deteriorating amid a slowing economy. This strategy had us holding a much smaller concentration than the index in tech's fallen stars - namely Nortel, Oracle, Cisco and JDS Uniphase - which suffered precipitous declines. Underweighting just these four stocks accounted for more than half of our relative advantage. Equally important were the stocks on which I had a positive stance. Given the Federal Reserve Board's strong bias toward lowering interest rates, I increased the fund's weighting in more-cyclically oriented tech stocks, which tend to outperform in anticipation of an improving economy. I found plenty of mid-caps in both the semiconductor and semiconductor-capital equipment spaces early in the period that were trading at particularly attractive valuations. We emphasized a handful of names, including NVIDIA, Novellus, Teradyne and KLA Tencor, which bucked the downturn and performed extremely well for us. On the Lipper front, we failed to keep pace with our competitors because they tended to be more conservatively positioned than we were and even more heavily invested in cyclicals. Some of the stocks I've mentioned were no longer held at the end of the period.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Did the cyclical theme hold throughout the rest of portfolio?

A. For the most part, it did. I boosted the fund's exposure to traditional cyclical stocks that were trading cheap within other areas of the market, such as metals and chemicals. This move also paid off, as the market proceeded to gravitate toward these groups. On top of our cyclical positioning, we had a sizable stable-growth component in the portfolio that also fared well. Stocks such as McGraw-Hill were reliable "steady Eddies" that successfully navigated a challenging market backdrop.

Q. What other stocks had a big influence on performance during the period?

A. Other notable contributors included Philip Morris, which was a great stock to have in a volatile market environment. Improving fundamentals at the food, tobacco and beverage giant helped it overcome a slowing economy and soundly beat earnings estimates. The impending spin-off of its Kraft Foods division unleashed more value in the company and further boosted the stock. Praxair - the largest supplier of natural gases in the Americas - was at the forefront of the cyclical rally, as was aluminum heavyweight Alcoa. On the downside, our financial holdings generally disappointed. We bought brokerage stocks in the fourth quarter of 2000 when they ran up, but elected not to sell them early in 2001 as they corrected, which was a mistake. I still own many of the brokers, such as Charles Schwab, because I feel they're a good place to be over the long term. We also got caught holding too much American Express, as the stock slumped when business began to slow. The fund's health care exposure further restrained performance. One stock, Schering-Plough, did most of the damage, falling nearly 25% during the period. The pharmaceutical giant suffered when the U.S. Food and Drug Administration discovered that some of the firm's largest manufacturing plants weren't in compliance with the government's production-quality standards.

Q. John, what's your outlook?

A. I expect market volatility to continue until the end of the summer, when we'll be better able to gauge the timing of an economic recovery. While the flagging economy may not turn this calendar year, I still think that lower interest rates and a federal tax cut will ultimately stimulate growth. So, I feel pretty bullish, yet fully cognizant of the fact that we probably have some more pain to endure between now and then. In the meantime, I like how the fund is currently positioned, maintaining a balanced weighting of cyclically oriented stocks and more stable growth names.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund

.

Fund Facts

Goal: seeks a high total return through a combination of current income and capital appreciation

Start date: December 31, 1996

Size: as of May 31, 2001, more than $2.4 billion

Manager: John Avery, since 2000; manager, Fidelity Advisor Balanced Fund, since 1998; joined Fidelity in 1995

3

John Avery discusses the fund's emphasis on cyclical technology stocks:

"I don't know when it's going to get better, but I do know that the Fed is actively trying to manage the eco-nomy. It does take time, however, for rate cuts to have an effect on the economy, usually on the order of six to nine months. Last year, as you may recall, it seemed to take quite a while for the impact of higher rates to take hold. When the Fed shifted into an easing mode early in the period, I decided I wanted to be ahead of the curve and use the lag as an opportunity to get cyclically oriented across the equity portion of the fund. I focused on the semiconductor and semiconductor-capital equipment manufacturers, which are plays on a recovery in the eco-nomy. Many of these names offered compelling value opportunities, as investors fled even the highest-quality technology stocks for safer havens. It didn't take long for this strategy to pay off, with several of our chip holdings blasting out of their market lows in early April. Spurred by the Fed's commitment to lowering rates, and heartened by improving inventory levels, investors began to price in a pick-up in end demand for non-telecommunications-related chip companies. Although I still maintain a bias toward cyclical tech stocks, it's not as strong as it was three-to-four months ago, simply because many of the stocks have run up and valuations now aren't as attractive."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	5.4	6.0
Microsoft Corp.	3.4	2.9
Philip Morris Companies, Inc.	2.7	1.6
Pfizer, Inc.	2.6	2.3
Exxon Mobil Corp.	2.4	2.7
American International Group, Inc.	2.3	2.6
Citigroup, Inc.	2.3	2.0
AOL Time Warner, Inc.	1.4	0.8
Tyco International Ltd.	1.4	1.0
Viacom, Inc. Class B (non-vtg.)	1.3	1.7
	25.2
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.9	21.2
Financials	16.8	16.1
Health Care	13.1	14.1
Consumer Discretionary	12.5	9.9
Industrials	12.2	11.5
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks and Equity Futures 97.7%		Stocks 94.8%
	Convertible Securities 0.0%		Convertible Securities 0.9%
	Short-Term Investments and Net Other Assets 2.3%		Short-Term Investments and Net Other Assets 4.3%
* Foreign investments	1.6%	** Foreign investments	2.8%

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.3%
TRW, Inc.	164,300	$ 7,124
Automobiles - 0.3%
Ford Motor Co.	260,100	6,333
Household Durables - 1.2%
Black & Decker Corp.	149,200	5,916
Maytag Corp.	230,200	7,610
Mohawk Industries, Inc. (a)	260,400	8,341
Whirlpool Corp.	108,100	6,798
		28,665
Media - 6.3%
AOL Time Warner, Inc. (a)	681,506	35,595
AT&T Corp. - Liberty Media Group Class A (a)	663,400	11,178
Clear Channel Communications, Inc. (a)	81,900	4,993
General Motors Corp. Class H	294,870	7,047
McGraw-Hill Companies, Inc.	412,700	26,471
Omnicom Group, Inc.	238,000	22,153
Viacom, Inc. Class B (non-vtg.) (a)	571,698	32,953
Walt Disney Co.	473,100	14,959
		155,349
Multiline Retail - 2.3%
Costco Wholesale Corp. (a)	228,500	8,891
Dillards, Inc. Class A	478,400	7,807
Federated Department Stores, Inc. (a)	191,600	8,584
JCPenney Co., Inc.	83,400	1,744
Kmart Corp. (a)	549,000	6,193
Sears, Roebuck & Co.	14,700	586
Wal-Mart Stores, Inc.	461,100	23,862
		57,667
Specialty Retail - 2.1%
Gap, Inc.	361,100	11,194
Home Depot, Inc.	418,759	20,641
Lowe's Companies, Inc.	126,000	8,761
Staples, Inc. (a)	737,700	10,697
		51,293
TOTAL CONSUMER DISCRETIONARY		306,431
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 7.7%
Beverages - 1.6%
Anheuser-Busch Companies, Inc.	172,200	$ 7,577
PepsiCo, Inc.	292,000	13,070
The Coca-Cola Co.	379,300	17,979
		38,626
Food & Drug Retailing - 0.7%
Rite Aid Corp. (a)	987,100	8,262
Walgreen Co.	190,300	7,648
		15,910
Food Products - 0.2%
Quaker Oats Co.	58,500	5,608
Household Products - 1.6%
Colgate-Palmolive Co.	192,300	10,892
Kimberly-Clark Corp.	165,500	10,004
Procter & Gamble Co.	297,300	19,099
		39,995
Personal Products - 0.9%
Gillette Co.	722,400	20,899
Tobacco - 2.7%
Philip Morris Companies, Inc.	1,294,700	66,561
TOTAL CONSUMER STAPLES		187,599
ENERGY - 6.5%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	341,500	13,455
Diamond Offshore Drilling, Inc.	210,300	8,330
Halliburton Co.	231,900	10,839
Schlumberger Ltd. (NY Shares)	234,300	14,768
Transocean Sedco Forex, Inc.	158,800	8,488
		55,880
Oil & Gas - 4.2%
Chevron Corp.	150,200	14,427
Conoco, Inc. Class B	456,000	14,227
Exxon Mobil Corp.	655,853	58,207
Royal Dutch Petroleum Co. (NY Shares)	243,600	14,855
		101,716
TOTAL ENERGY		157,596
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 16.8%
Banks - 3.4%
Bank of America Corp.	499,700	$ 29,607
Bank of New York Co., Inc.	564,300	30,816
FleetBoston Financial Corp.	263,300	10,951
Pacific Century Financial Corp.	433,700	10,699
		82,073
Diversified Financials - 10.0%
American Express Co.	418,900	17,644
Bear Stearns Companies, Inc.	122,600	6,663
Charles Schwab Corp.	1,242,650	23,362
Citigroup, Inc.	1,088,000	55,760
Fannie Mae	315,300	25,993
Freddie Mac	393,200	26,030
Household International, Inc.	138,200	9,074
J.P. Morgan Chase & Co.	655,900	32,237
Merrill Lynch & Co., Inc.	343,900	22,343
Morgan Stanley Dean Witter & Co.	386,800	25,146
		244,252
Insurance - 3.4%
AFLAC, Inc.	267,300	8,669
Allstate Corp.	259,100	11,665
American International Group, Inc.	706,630	57,237
Conseco, Inc.	313,200	5,456
		83,027
TOTAL FINANCIALS		409,352
HEALTH CARE - 13.1%
Biotechnology - 0.9%
Amgen, Inc. (a)	262,900	17,451
Immunex Corp. (a)	314,700	4,972
		22,423
Health Care Equipment & Supplies - 2.4%
Bausch & Lomb, Inc.	247,500	11,707
Becton, Dickinson & Co.	267,200	9,173
Guidant Corp. (a)	334,900	12,575
Medtronic, Inc.	290,600	12,490
St. Jude Medical, Inc. (a)	209,200	12,870
		58,815
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.6%
Cardinal Health, Inc.	109,050	$ 7,851
McKesson HBOC, Inc.	209,800	7,253
		15,104
Pharmaceuticals - 9.2%
Allergan, Inc.	96,000	8,611
American Home Products Corp.	470,300	29,770
Bristol-Myers Squibb Co.	563,928	30,587
Eli Lilly & Co.	295,200	25,003
Johnson & Johnson	127,800	12,390
Merck & Co., Inc.	305,000	22,262
Pfizer, Inc.	1,465,650	62,862
Pharmacia Corp.	149,800	7,274
Schering-Plough Corp.	614,800	25,791
		224,550
TOTAL HEALTH CARE		320,892
INDUSTRIALS - 12.2%
Aerospace & Defense - 1.1%
Boeing Co.	151,800	9,547
General Dynamics Corp.	237,000	18,372
		27,919
Building Products - 0.4%
Masco Corp.	445,800	10,414
Commercial Services & Supplies - 0.4%
Ecolab, Inc.	206,950	8,460
Electrical Equipment - 0.1%
Molex, Inc. Class A (non-vtg.)	75,600	2,053
Industrial Conglomerates - 7.4%
General Electric Co.	2,707,000	132,646
Minnesota Mining & Manufacturing Co.	122,000	14,467
Tyco International Ltd.	574,316	32,994
		180,107
Machinery - 2.1%
Caterpillar, Inc.	241,100	13,058
Danaher Corp.	199,000	12,533
Eaton Corp.	118,700	9,282
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	128,600	$ 8,804
Ingersoll-Rand Co.	177,800	8,774
		52,451
Road & Rail - 0.7%
Norfolk Southern Corp.	221,000	4,900
Union Pacific Corp.	224,700	12,920
		17,820
TOTAL INDUSTRIALS		299,224
INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 1.3%
CIENA Corp. (a)	82,400	4,462
Cisco Systems, Inc. (a)	695,200	13,390
Comverse Technology, Inc. (a)	104,200	6,044
Harris Corp.	74,200	2,109
Motorola, Inc.	469,100	6,896
		32,901
Computers & Peripherals - 2.5%
Dell Computer Corp. (a)	525,500	12,801
EMC Corp.	183,958	5,813
Hewlett-Packard Co.	118,500	3,474
International Business Machines Corp.	264,600	29,582
Sun Microsystems, Inc. (a)	615,700	10,141
		61,811
Electronic Equipment & Instruments - 1.9%
Agilent Technologies, Inc. (a)	130,200	4,367
Amphenol Corp. Class A (a)	46,400	2,349
Arrow Electronics, Inc. (a)	151,900	3,825
Avnet, Inc.	174,500	4,300
AVX Corp.	135,300	2,530
KEMET Corp. (a)	120,200	2,206
Kent Electronics Corp. (a)	82,000	1,756
Millipore Corp.	149,200	8,288
PerkinElmer, Inc.	112,900	7,793
Tektronix, Inc. (a)	100,400	2,461
Thermo Electron Corp. (a)	207,200	5,783
		45,658
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - 6.6%
Applied Materials, Inc. (a)	121,500	$ 6,066
Atmel Corp. (a)	186,400	2,069
Axcelis Technologies, Inc.	96,000	1,427
Cabot Microelectronics Corp. (a)	83,600	5,372
Cypress Semiconductor Corp. (a)	231,100	4,888
Fairchild Semiconductor International, Inc. Class A (a)	651,900	12,875
Helix Technology, Inc.	235,700	6,651
Integrated Circuit Systems, Inc.	376,200	6,181
Integrated Device Technology, Inc. (a)	208,300	7,632
Intel Corp.	556,100	15,020
Intersil Holding Corp. Class A (a)	231,500	7,545
KLA-Tencor Corp. (a)	160,700	8,295
LAM Research Corp. (a)	326,700	9,023
LTX Corp. (a)	367,100	8,906
Mattson Technology, Inc. (a)	40,300	705
Micron Technology, Inc. (a)	516,700	19,376
National Semiconductor Corp. (a)	259,600	6,885
Teradyne, Inc. (a)	717,100	28,576
Varian Semiconductor Equipment Associates, Inc. (a)	74,200	2,936
		160,428
Software - 4.6%
BMC Software, Inc. (a)	51,600	1,233
Computer Associates International, Inc.	373,800	10,601
Microsoft Corp. (a)	1,212,800	83,902
NVIDIA Corp. (a)	193,600	16,574
		112,310
TOTAL INFORMATION TECHNOLOGY		413,108
MATERIALS - 4.0%
Chemicals - 1.8%
Dow Chemical Co.	391,300	14,012
E.I. du Pont de Nemours and Co.	208,000	9,651
Praxair, Inc.	395,500	19,890
		43,553
Metals & Mining - 1.6%
Alcan, Inc.	246,400	11,028
Alcoa, Inc.	659,800	28,470
		39,498
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - 0.6%
Georgia-Pacific Corp.	113,000	$ 4,006
International Paper Co.	278,700	10,660
		14,666
TOTAL MATERIALS		97,717
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
AT&T Corp.	555,600	11,762
BellSouth Corp.	468,600	19,320
Qwest Communications International, Inc.	198,600	7,297
SBC Communications, Inc.	575,000	24,754
TeraBeam Networks (e)	8,400	8
Verizon Communications	332,600	18,243
		81,384
UTILITIES - 1.2%
Electric Utilities - 0.6%
AES Corp. (a)	328,400	14,909
Multi-Utilities - 0.6%
Dynegy, Inc. Class A	89,470	4,411
Enron Corp.	179,500	9,497
		13,908
TOTAL UTILITIES		28,817
TOTAL COMMON STOCKS (Cost $1,990,380)		2,302,120
Corporate Bonds - 0.0%
Moody's Ratings (unaudited) (f)			Principal Amount (000s) (g)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Cyras Systems, Inc. 4.5% 8/15/05 (c)	-		$ 880	994
Corporate Bonds - continued
Moody's Ratings (unaudited) (f)			Principal Amount (000s) (g)	Value (Note 1) (000s)
Nonconvertible Bonds - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 7.45% 11/29/03	-	GBP	36	$ 36
TOTAL CORPORATE BONDS (Cost $906)				1,030
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 3.63% to 3.99% 7/12/01 (d) (Cost $6,471)	-		$ 6,500	6,475
Cash Equivalents - 5.6%
	Shares
Fidelity Cash Central Fund, 4.23% (b)	135,522,660	135,523
Fidelity Securities Lending Cash Central Fund, 4.04% (b)	2,180,691	2,181
TOTAL CASH EQUIVALENTS (Cost $137,704)		137,704
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,135,461)		2,447,329
NET OTHER ASSETS - (0.1)%		(2,394)
NET ASSETS - 100%		$ 2,444,935
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
276 S&P 500 Stock Index Contracts	June 2001	$ 86,761	$ 3,489
The face value of futures purchased as a percentage of net assets - 3.5%
Currency Abbreviations
GBP	-	British pound
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $994,000 or 0.0% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,475,000.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
TeraBeam Networks	4/7/00	$ 32
(f) S&P credit ratings are used in absence of a rating by Moody's Investor Services, Inc.
(g) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,016,582,000 and $1,153,676,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $215,284,000 and $119,120,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $89,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,000 or 0% of net assets.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $8,178,000. The weighted average interest rate was 5.91%. At period end there were no bank borrowings outstanding.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $2,152,538,000. Net unrealized appreciation aggregated $294,791,000, of which $397,557,000 related to appreciated investment securities and $102,766,000 related to depreciated investment securities.

At November 30, 2000, the fund had a capital loss carryforward of approximately $43,874,000 of which $13,634,000, $11,477,000 and $18,763,000 will expire on November 30, 2006, 2007 and 2008, respectively.

The fund intends to elect to defer to its fiscal year ending November 30, 2001 approximately $26,786,000 of losses recognized during the period November 1, 2000 to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,028) (cost $2,135,461) - See accompanying schedule		$ 2,447,329
Receivable for investments sold		12,394
Receivable for fund shares sold		2,583
Dividends receivable		2,735
Interest receivable		532
Receivable for daily variation on futures contracts		511
Other receivables		7
Total assets		2,466,091
Liabilities
Payable for investments purchased	$ 7,842
Payable for fund shares redeemed	8,361
Accrued management fee	987
Distribution fees payable	1,344
Other payables and accrued expenses	441
Collateral on securities loaned, at value	2,181
Total liabilities		21,156
Net Assets		$ 2,444,935
Net Assets consist of:
Paid in capital		$ 2,339,664
Undistributed net investment income		613
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(210,694)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		315,352
Net Assets		$ 2,444,935

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amount)	May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($181,754 ÷ 10,457 shares)	$17.38
Maximum offering price per share (100/94.25 of $17.38)	$18.44
Class T: Net Asset Value and redemption price per share ($1,207,271 ÷ 69,840 shares)	$17.29
Maximum offering price per share (100/96.50 of $17.29)	$17.92
Class B: Net Asset Value and offering price per share ($610,213 ÷ 35,928 shares) A	$16.98
Class C: Net Asset Value and offering price per share ($336,095 ÷ 19,780 shares) A	$16.99
Institutional Class: Net Asset Value, offering price and redemption price per share ($109,602 ÷ 6,263 shares)	$17.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 13,545
Interest		4,019
Security lending		12
Total income		17,576
Expenses
Management fee	$ 5,970
Transfer agent fees	2,917
Distribution fees	8,157
Accounting and security lending fees	248
Non-interested trustees' compensation	5
Custodian fees and expenses	19
Audit	18
Legal	8
Interest	1
Miscellaneous	5
Total expenses before reductions	17,348
Expense reductions	(385)	16,963
Net investment income		613
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(91,930)
Foreign currency transactions	7
Futures contracts	(12,892)	(104,815)
Change in net unrealized appreciation (depreciation) on:
Investment securities	59,499
Assets and liabilities in foreign currencies	(2)
Futures contracts	3,489	62,986
Net gain (loss)		(41,829)
Net increase (decrease) in net assets resulting from operations		$ (41,216)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ 613	$ (7,848)
Net realized gain (loss)	(104,815)	(68,383)
Change in net unrealized appreciation (depreciation)	62,986	(114,812)
Net increase (decrease) in net assets resulting from operations	(41,216)	(191,043)
Share transactions - net increase (decrease)	(97,530)	763,956
Total increase (decrease) in net assets	(138,746)	572,913
Net Assets
Beginning of period	2,583,681	2,010,768
End of period (including undistributed net investment income of $613 and $0, respectively)	$ 2,444,935	$ 2,583,681

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.57	$ 18.40	$ 15.09	$ 12.47	$ 10.00
Income from Investment Operations
Net investment income D	.04	.02	.04	.06	.04
Net realized and unrealized gain (loss)	(.23)	(.85)	3.32	2.79	2.46
Total from investment operations	(.19)	(.83)	3.36	2.85	2.50
Less Distributions
From net investment income	-	-	(.01)	(.05)	(.03)
In excess of net investment income	-	-	(.01)	-	-
From net realized gain	-	-	-	(.18)	-
Return of capital	-	-	(.03)	-	-
Total distributions	-	-	(.05)	(.23)	(.03)
Net asset value, end of period	$ 17.38	$ 17.57	$ 18.40	$ 15.09	$ 12.47
Total Return B, C	(1.08)%	(4.51)%	22.31%	23.24%	25.04%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 182	$ 180	$ 120	$ 35	$ 7
Ratio of expenses to average net assets	1.02% A	.99%	1.04%	1.12%	1.50% A, F
Ratio of expenses to average net assets after expense reductions	.98% A, G	.98% G	1.03% G	1.11% G	1.50% A
Ratio of net investment income to average net assets	.45% A	.09%	.22%	.46%	.34% A
Portfolio turnover rate	87% A	97%	55%	54%	82% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period December 31, 1996 (commencement of sale of Class A shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.50	$ 18.37	$ 15.07	$ 12.46	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	(.03)	.00	.04	.03
Net realized and unrealized gain (loss)	(.23)	(.84)	3.32	2.78	2.45
Total from investment operations	(.21)	(.87)	3.32	2.82	2.48
Less Distributions
From net investment income	-	-	(.00)	(.03)	(.02)
In excess of net investment income	-	-	(.01)	-	-
From net realized gain	-	-	-	(.18)	-
Return of capital	-	-	(.01)	-	-
Total distributions	-	-	(.02)	(.21)	(.02)
Net asset value, end of period	$ 17.29	$ 17.50	$ 18.37	$ 15.07	$ 12.46
Total Return B, C	(1.20)%	(4.74)%	22.05%	23.00%	24.83%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,207	$ 1,278	$ 999	$ 400	$ 133
Ratio of expenses to average net assets	1.26% A	1.23%	1.27%	1.31%	1.59% A
Ratio of expenses to average net assets after expense reductions	1.22% A, F	1.21% F	1.25% F	1.30% F	1.59% A
Ratio of net investment income (loss) to average net assets	.21% A	(.14)%	.00%	.27%	.24% A
Portfolio turnover rate	87% A	97%	55%	54%	82% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 31, 1996 (commencement of sale of Class T shares) to November 30, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.24	$ 18.19	$ 14.98	$ 12.41	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	(.13)	(.09)	(.03)	(.04)
Net realized and unrealized gain (loss)	(.23)	(.82)	3.30	2.77	2.46
Total from investment operations	(.26)	(.95)	3.21	2.74	2.42
Less Distributions
From net investment income	-	-	-	-	(.01)
From net realized gain	-	-	-	(.17)	-
Total distributions	-	-	-	(.17)	(.01)
Net asset value, end of period	$ 16.98	$ 17.24	$ 18.19	$ 14.98	$ 12.41
Total Return B, C	(1.51)%	(5.22)%	21.43%	22.39%	24.22%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 610	$ 641	$ 508	$ 158	$ 29
Ratio of expenses to average net assets	1.78% A	1.75%	1.78%	1.83%	2.25% A, F
Ratio of expenses to average net assets after expense reductions	1.75% A, G	1.73% G	1.76% G	1.82% G	2.25% A
Ratio of net investment income (loss) to average net assets	(.32)% A	(.66)%	(.51)%	(.25)%	(.42)% A
Portfolio turnover rate	87% A	97%	55%	54%	82% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 31, 1996 (commencement of sale of Class B shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.24	$ 18.19	$ 14.98	$ 12.45	$ 12.22
Income from Investment Operations
Net investment income (loss) D	(.02)	(.12)	(.08)	(.04)	-
Net realized and unrealized gain (loss)	(.23)	(.83)	3.29	2.76	.23
Total from investment operations	(.25)	(.95)	3.21	2.72	.23
Less Distributions
From net investment income	-	-	-	(.01)	-
From net realized gain	-	-	-	(.18)	-
Total distributions	-	-	-	(.19)	-
Net asset value, end of period	$ 16.99	$ 17.24	$ 18.19	$ 14.98	$ 12.45
Total Return B, C	(1.45)%	(5.22)%	21.43%	22.20%	1.88%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 336	$ 365	$ 253	$ 60	$ 0.4
Ratio of expenses to average net assets	1.75% A	1.72%	1.76%	1.87%	2.24% A, F
Ratio of expenses to average net assets after expense reductions	1.72% A, G	1.71% G	1.75% G	1.85% G	2.24% A
Ratio of net investment income (loss) to average net assets	(.29)% A	(.64)%	(.50)%	(.27)%	.19% A
Portfolio turnover rate	87% A	97%	55%	54%	82% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.66	$ 18.44	$ 15.10	$ 12.47	$ 10.00
Income from Investment Operations
Net investment income D	.07	.08	.09	.11	.07
Net realized and unrealized gain (loss)	(.23)	(.86)	3.33	2.79	2.45
Total from investment operations	(.16)	(.78)	3.42	2.90	2.52
Less Distributions
From net investment income	-	-	(.01)	(.09)	(.05)
In excess of net investment income	-	-	(.02)	-	-
From net realized gain	-	-	-	(.18)	-
Return of capital	-	-	(.05)	-	-
Total distributions	-	-	(.08)	(.27)	(.05)
Net asset value, end of period	$ 17.50	$ 17.66	$ 18.44	$ 15.10	$ 12.47
Total Return B, C	(.91)%	(4.23)%	22.71%	23.69%	25.26%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 110	$ 118	$ 131	$ 97	$ 74
Ratio of expenses to average net assets	.69% A	.69%	.74%	.76%	1.19% A
Ratio of expenses to average net assets after expense reductions	.66% A, F	.68% F	.72% F	.75% F	1.19% A
Ratio of net investment income to average net assets	.77% A	.39%	.53%	.82%	.64% A
Portfolio turnover rate	87% A	97%	55%	54%	82% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period December 31, 1996 (commencement of sale of Institutional Class shares) to November 30, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Growth & Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund' s investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of future contracts opened and closed is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .48% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 227,000	$ 3,000
Class T	3,093,000	37,000
Class B	3,100,000	2,328,000
Class C	1,737,000	521,000
	$ 8,157,000	$ 2,889,000

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 191,000	$ 65,000
Class T	311,000	84,000
Class B	971,000	971,000 *
Class C	80,000	80,000 *
	$ 1,553,000	$ 1,200,000

* When Class B and C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 228,000	.25 *
Class T	1,434,000	.24 *
Class B	773,000	.25 *
Class C	385,000	.23 *
Institutional Class	97,000	.18 *
	$ 2,917,000

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participate with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of fund's schedule of investments.

8. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the equity fund's expenses. For the period, the fund's expenses were reduced by $380,000 under this arrangement.

In addition through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period each applicable class' expenses were reduced as follows under the transfer agent arrangements:

Transfer Agent Credits
Class A	$ 5,000

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

Amounts in thousands	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000
Class A Shares sold	1,712	6,952	$ 29,648	$ 137,440
Shares redeemed	(1,505)	(3,221)	(25,606)	(62,845)
Net increase (decrease)	207	3,731	$ 4,042	$ 74,595
Class T Shares sold	13,017	39,545	$ 223,629	$ 780,858
Shares redeemed	(16,235)	(20,858)	(274,549)	(408,575)
Net increase (decrease)	(3,218)	18,687	$ (50,920)	$ 372,283
Class B Shares sold	3,014	15,118	$ 51,193	$ 294,657
Shares redeemed	(4,300)	(5,822)	(71,470)	(112,977)
Net increase (decrease)	(1,286)	9,296	$ (20,277)	$ 181,680
Class C Shares sold	2,381	11,380	$ 40,432	$ 222,562
Shares redeemed	(3,784)	(4,130)	(63,332)	(79,816)
Net increase (decrease)	(1,403)	7,250	$ (22,900)	$ 142,746
Institutional Class Shares sold	451	1,892	$ 7,894	$ 37,686
Shares redeemed	(891)	(2,297)	(15,369)	(45,034)
Net increase (decrease)	(440)	(405)	$ (7,475)	$ (7,348)

Semiannual Report

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Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane Jr., Vice President

John Avery, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AGAI-SANN-0701 138793
1.704634.103

(Fidelity Investment logo)(registered trademark)

Fidelity Logo (Registered Trademark)

Fidelity® Advisor

Growth & Income

Fund - Institutional Class

Semiannual Report

May 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Growth & Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Growth & Income - Inst CL	-0.91%	-7.75%	80.44%
S&P 500 ®	-3.90%	-10.55%	80.42%
Growth & Income Funds Average	2.25%	0.20%	n/a*

Cumulative total returns show Institutional Class performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' return to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,042 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv Growth & Income - Inst CL	-7.75%	14.30%
S&P 500	-10.55%	14.29%
Growth & Income Funds Average	0.20%	n/a*

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Growth & Income Fund - Institutional Class on December 31, 1996, when the fund started. As the chart shows, by May 31, 2001, the value of the investment would have grown to $18,044 - an 80.44% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to 18,042 - an 80.42% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month and one year cumulative total returns for the large-cap core funds average were -4.76% and -10.97%, respectively. The one year average annual total return was -10.97%. The six month and one year cumulative total returns for the large-cap supergroup average were -7.29% and -14.10%, respectively. The one year average annual total return was -14.10%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with John Avery, Portfolio Manager of Fidelity Advisor Growth & Income Fund

Q. How did the fund perform, John?

A. For the six months that ended May 31, 2001, the fund's Institutional Class shares returned -0.91%. In comparison, the Standard & Poor's 500 Index returned -3.90%, while the growth & income funds average tracked by Lipper Inc. returned 2.25%. For the 12 months that ended May 31, 2001, the fund's Institutional Class shares returned -7.75%. For the same period, the S&P 500® index and Lipper average returned -10.55% and 0.20%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Why did the fund beat its index, yet trail its peer group during the past six months?

A. The fund's defensive posture, which hurt performance in previous reporting periods, helped this time around. A good portion of our gains relative to the index came from our underweighting in technology, by far the market's worst-performing sector during the period. Within the sector, my focus was on further reducing exposure to higher-volatility names that were trading at high valuations and whose fundamentals were deteriorating amid a slowing economy. This strategy had us holding a much smaller concentration than the index in tech's fallen stars - namely Nortel, Oracle, Cisco and JDS Uniphase - which suffered precipitous declines. Underweighting just these four stocks accounted for more than half of our relative advantage. Equally important were the stocks on which I had a positive stance. Given the Federal Reserve Board's strong bias toward lowering interest rates, I increased the fund's weighting in more-cyclically oriented tech stocks, which tend to outperform in anticipation of an improving economy. I found plenty of mid-caps in both the semiconductor and semiconductor-capital equipment spaces early in the period that were trading at particularly attractive valuations. We emphasized a handful of names, including NVIDIA, Novellus, Teradyne and KLA Tencor, which bucked the downturn and performed extremely well for us. On the Lipper front, we failed to keep pace with our competitors because they tended to be more conservatively positioned than we were and even more heavily invested in cyclicals. Some of the stocks I've mentioned were no longer held at the end of the period.

Q. Did the cyclical theme hold throughout the rest of portfolio?

A. For the most part, it did. I boosted the fund's exposure to traditional cyclical stocks that were trading cheap within other areas of the market, such as metals and chemicals. This move also paid off, as the market proceeded to gravitate toward these groups. On top of our cyclical positioning, we had a sizable stable-growth component in the portfolio that also fared well. Stocks such as McGraw-Hill were reliable "steady Eddies" that successfully navigated a challenging market backdrop.

Q. What other stocks had a big influence on performance during the period?

A. Other notable contributors included Philip Morris, which was a great stock to have in a volatile market environment. Improving fundamentals at the food, tobacco and beverage giant helped it overcome a slowing economy and soundly beat earnings estimates. The impending spin-off of its Kraft Foods division unleashed more value in the company and further boosted the stock. Praxair - the largest supplier of natural gases in the Americas - was at the forefront of the cyclical rally, as was aluminum heavyweight Alcoa. On the downside, our financial holdings generally disappointed. We bought brokerage stocks in the fourth quarter of 2000 when they ran up, but elected not to sell them early in 2001 as they corrected, which was a mistake. I still own many of the brokers, such as Charles Schwab, because I feel they're a good place to be over the long term. We also got caught holding too much American Express, as the stock slumped when business began to slow. The fund's health care exposure further restrained performance. One stock, Schering-Plough, did most of the damage, falling nearly 25% during the period. The pharmaceutical giant suffered when the U.S. Food and Drug Administration discovered that some of the firm's largest manufacturing plants weren't in compliance with the government's production-quality standards.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. John, what's your outlook?

A. I expect market volatility to continue until the end of the summer, when we'll be better able to gauge the timing of an economic recovery. While the flagging economy may not turn this calendar year, I still think that lower interest rates and a federal tax cut will ultimately stimulate growth. So, I feel pretty bullish, yet fully cognizant of the fact that we probably have some more pain to endure between now and then. In the meantime, I like how the fund is currently positioned, maintaining a balanced weighting of cyclically oriented stocks and more stable growth names.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high total return through a combination of current income and capital appreciation

Start date: December 31, 1996

Size: as of May 31, 2001, more than $2.4 billion

Manager: John Avery, since 2000; manager, Fidelity Advisor Balanced Fund, since 1998; joined Fidelity in 1995

3

John Avery discusses the fund's emphasis on cyclical technology stocks:

"I don't know when it's going to get better, but I do know that the Fed is actively trying to manage the eco-nomy. It does take time, however, for rate cuts to have an effect on the economy, usually on the order of six to nine months. Last year, as you may recall, it seemed to take quite a while for the impact of higher rates to take hold. When the Fed shifted into an easing mode early in the period, I decided I wanted to be ahead of the curve and use the lag as an opportunity to get cyclically oriented across the equity portion of the fund. I focused on the semiconductor and semiconductor-capital equipment manufacturers, which are plays on a recovery in the eco-nomy. Many of these names offered compelling value opportunities, as investors fled even the highest-quality technology stocks for safer havens. It didn't take long for this strategy to pay off, with several of our chip holdings blasting out of their market lows in early April. Spurred by the Fed's commitment to lowering rates, and heartened by improving inventory levels, investors began to price in a pick-up in end demand for non-telecommunications-related chip companies. Although I still maintain a bias toward cyclical tech stocks, it's not as strong as it was three-to-four months ago, simply because many of the stocks have run up and valuations now aren't as attractive."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	5.4	6.0
Microsoft Corp.	3.4	2.9
Philip Morris Companies, Inc.	2.7	1.6
Pfizer, Inc.	2.6	2.3
Exxon Mobil Corp.	2.4	2.7
American International Group, Inc.	2.3	2.6
Citigroup, Inc.	2.3	2.0
AOL Time Warner, Inc.	1.4	0.8
Tyco International Ltd.	1.4	1.0
Viacom, Inc. Class B (non-vtg.)	1.3	1.7
	25.2
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.9	21.2
Financials	16.8	16.1
Health Care	13.1	14.1
Consumer Discretionary	12.5	9.9
Industrials	12.2	11.5
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks and Equity Futures 97.7%		Stocks 94.8%
	Convertible Securities 0.0%		Convertible Securities 0.9%
	Short-Term Investments and Net Other Assets 2.3%		Short-Term Investments and Net Other Assets 4.3%
* Foreign investments	1.6%	** Foreign investments	2.8%

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.3%
TRW, Inc.	164,300	$ 7,124
Automobiles - 0.3%
Ford Motor Co.	260,100	6,333
Household Durables - 1.2%
Black & Decker Corp.	149,200	5,916
Maytag Corp.	230,200	7,610
Mohawk Industries, Inc. (a)	260,400	8,341
Whirlpool Corp.	108,100	6,798
		28,665
Media - 6.3%
AOL Time Warner, Inc. (a)	681,506	35,595
AT&T Corp. - Liberty Media Group Class A (a)	663,400	11,178
Clear Channel Communications, Inc. (a)	81,900	4,993
General Motors Corp. Class H	294,870	7,047
McGraw-Hill Companies, Inc.	412,700	26,471
Omnicom Group, Inc.	238,000	22,153
Viacom, Inc. Class B (non-vtg.) (a)	571,698	32,953
Walt Disney Co.	473,100	14,959
		155,349
Multiline Retail - 2.3%
Costco Wholesale Corp. (a)	228,500	8,891
Dillards, Inc. Class A	478,400	7,807
Federated Department Stores, Inc. (a)	191,600	8,584
JCPenney Co., Inc.	83,400	1,744
Kmart Corp. (a)	549,000	6,193
Sears, Roebuck & Co.	14,700	586
Wal-Mart Stores, Inc.	461,100	23,862
		57,667
Specialty Retail - 2.1%
Gap, Inc.	361,100	11,194
Home Depot, Inc.	418,759	20,641
Lowe's Companies, Inc.	126,000	8,761
Staples, Inc. (a)	737,700	10,697
		51,293
TOTAL CONSUMER DISCRETIONARY		306,431
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 7.7%
Beverages - 1.6%
Anheuser-Busch Companies, Inc.	172,200	$ 7,577
PepsiCo, Inc.	292,000	13,070
The Coca-Cola Co.	379,300	17,979
		38,626
Food & Drug Retailing - 0.7%
Rite Aid Corp. (a)	987,100	8,262
Walgreen Co.	190,300	7,648
		15,910
Food Products - 0.2%
Quaker Oats Co.	58,500	5,608
Household Products - 1.6%
Colgate-Palmolive Co.	192,300	10,892
Kimberly-Clark Corp.	165,500	10,004
Procter & Gamble Co.	297,300	19,099
		39,995
Personal Products - 0.9%
Gillette Co.	722,400	20,899
Tobacco - 2.7%
Philip Morris Companies, Inc.	1,294,700	66,561
TOTAL CONSUMER STAPLES		187,599
ENERGY - 6.5%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	341,500	13,455
Diamond Offshore Drilling, Inc.	210,300	8,330
Halliburton Co.	231,900	10,839
Schlumberger Ltd. (NY Shares)	234,300	14,768
Transocean Sedco Forex, Inc.	158,800	8,488
		55,880
Oil & Gas - 4.2%
Chevron Corp.	150,200	14,427
Conoco, Inc. Class B	456,000	14,227
Exxon Mobil Corp.	655,853	58,207
Royal Dutch Petroleum Co. (NY Shares)	243,600	14,855
		101,716
TOTAL ENERGY		157,596
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 16.8%
Banks - 3.4%
Bank of America Corp.	499,700	$ 29,607
Bank of New York Co., Inc.	564,300	30,816
FleetBoston Financial Corp.	263,300	10,951
Pacific Century Financial Corp.	433,700	10,699
		82,073
Diversified Financials - 10.0%
American Express Co.	418,900	17,644
Bear Stearns Companies, Inc.	122,600	6,663
Charles Schwab Corp.	1,242,650	23,362
Citigroup, Inc.	1,088,000	55,760
Fannie Mae	315,300	25,993
Freddie Mac	393,200	26,030
Household International, Inc.	138,200	9,074
J.P. Morgan Chase & Co.	655,900	32,237
Merrill Lynch & Co., Inc.	343,900	22,343
Morgan Stanley Dean Witter & Co.	386,800	25,146
		244,252
Insurance - 3.4%
AFLAC, Inc.	267,300	8,669
Allstate Corp.	259,100	11,665
American International Group, Inc.	706,630	57,237
Conseco, Inc.	313,200	5,456
		83,027
TOTAL FINANCIALS		409,352
HEALTH CARE - 13.1%
Biotechnology - 0.9%
Amgen, Inc. (a)	262,900	17,451
Immunex Corp. (a)	314,700	4,972
		22,423
Health Care Equipment & Supplies - 2.4%
Bausch & Lomb, Inc.	247,500	11,707
Becton, Dickinson & Co.	267,200	9,173
Guidant Corp. (a)	334,900	12,575
Medtronic, Inc.	290,600	12,490
St. Jude Medical, Inc. (a)	209,200	12,870
		58,815
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.6%
Cardinal Health, Inc.	109,050	$ 7,851
McKesson HBOC, Inc.	209,800	7,253
		15,104
Pharmaceuticals - 9.2%
Allergan, Inc.	96,000	8,611
American Home Products Corp.	470,300	29,770
Bristol-Myers Squibb Co.	563,928	30,587
Eli Lilly & Co.	295,200	25,003
Johnson & Johnson	127,800	12,390
Merck & Co., Inc.	305,000	22,262
Pfizer, Inc.	1,465,650	62,862
Pharmacia Corp.	149,800	7,274
Schering-Plough Corp.	614,800	25,791
		224,550
TOTAL HEALTH CARE		320,892
INDUSTRIALS - 12.2%
Aerospace & Defense - 1.1%
Boeing Co.	151,800	9,547
General Dynamics Corp.	237,000	18,372
		27,919
Building Products - 0.4%
Masco Corp.	445,800	10,414
Commercial Services & Supplies - 0.4%
Ecolab, Inc.	206,950	8,460
Electrical Equipment - 0.1%
Molex, Inc. Class A (non-vtg.)	75,600	2,053
Industrial Conglomerates - 7.4%
General Electric Co.	2,707,000	132,646
Minnesota Mining & Manufacturing Co.	122,000	14,467
Tyco International Ltd.	574,316	32,994
		180,107
Machinery - 2.1%
Caterpillar, Inc.	241,100	13,058
Danaher Corp.	199,000	12,533
Eaton Corp.	118,700	9,282
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	128,600	$ 8,804
Ingersoll-Rand Co.	177,800	8,774
		52,451
Road & Rail - 0.7%
Norfolk Southern Corp.	221,000	4,900
Union Pacific Corp.	224,700	12,920
		17,820
TOTAL INDUSTRIALS		299,224
INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 1.3%
CIENA Corp. (a)	82,400	4,462
Cisco Systems, Inc. (a)	695,200	13,390
Comverse Technology, Inc. (a)	104,200	6,044
Harris Corp.	74,200	2,109
Motorola, Inc.	469,100	6,896
		32,901
Computers & Peripherals - 2.5%
Dell Computer Corp. (a)	525,500	12,801
EMC Corp.	183,958	5,813
Hewlett-Packard Co.	118,500	3,474
International Business Machines Corp.	264,600	29,582
Sun Microsystems, Inc. (a)	615,700	10,141
		61,811
Electronic Equipment & Instruments - 1.9%
Agilent Technologies, Inc. (a)	130,200	4,367
Amphenol Corp. Class A (a)	46,400	2,349
Arrow Electronics, Inc. (a)	151,900	3,825
Avnet, Inc.	174,500	4,300
AVX Corp.	135,300	2,530
KEMET Corp. (a)	120,200	2,206
Kent Electronics Corp. (a)	82,000	1,756
Millipore Corp.	149,200	8,288
PerkinElmer, Inc.	112,900	7,793
Tektronix, Inc. (a)	100,400	2,461
Thermo Electron Corp. (a)	207,200	5,783
		45,658
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - 6.6%
Applied Materials, Inc. (a)	121,500	$ 6,066
Atmel Corp. (a)	186,400	2,069
Axcelis Technologies, Inc.	96,000	1,427
Cabot Microelectronics Corp. (a)	83,600	5,372
Cypress Semiconductor Corp. (a)	231,100	4,888
Fairchild Semiconductor International, Inc. Class A (a)	651,900	12,875
Helix Technology, Inc.	235,700	6,651
Integrated Circuit Systems, Inc.	376,200	6,181
Integrated Device Technology, Inc. (a)	208,300	7,632
Intel Corp.	556,100	15,020
Intersil Holding Corp. Class A (a)	231,500	7,545
KLA-Tencor Corp. (a)	160,700	8,295
LAM Research Corp. (a)	326,700	9,023
LTX Corp. (a)	367,100	8,906
Mattson Technology, Inc. (a)	40,300	705
Micron Technology, Inc. (a)	516,700	19,376
National Semiconductor Corp. (a)	259,600	6,885
Teradyne, Inc. (a)	717,100	28,576
Varian Semiconductor Equipment Associates, Inc. (a)	74,200	2,936
		160,428
Software - 4.6%
BMC Software, Inc. (a)	51,600	1,233
Computer Associates International, Inc.	373,800	10,601
Microsoft Corp. (a)	1,212,800	83,902
NVIDIA Corp. (a)	193,600	16,574
		112,310
TOTAL INFORMATION TECHNOLOGY		413,108
MATERIALS - 4.0%
Chemicals - 1.8%
Dow Chemical Co.	391,300	14,012
E.I. du Pont de Nemours and Co.	208,000	9,651
Praxair, Inc.	395,500	19,890
		43,553
Metals & Mining - 1.6%
Alcan, Inc.	246,400	11,028
Alcoa, Inc.	659,800	28,470
		39,498
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - 0.6%
Georgia-Pacific Corp.	113,000	$ 4,006
International Paper Co.	278,700	10,660
		14,666
TOTAL MATERIALS		97,717
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
AT&T Corp.	555,600	11,762
BellSouth Corp.	468,600	19,320
Qwest Communications International, Inc.	198,600	7,297
SBC Communications, Inc.	575,000	24,754
TeraBeam Networks (e)	8,400	8
Verizon Communications	332,600	18,243
		81,384
UTILITIES - 1.2%
Electric Utilities - 0.6%
AES Corp. (a)	328,400	14,909
Multi-Utilities - 0.6%
Dynegy, Inc. Class A	89,470	4,411
Enron Corp.	179,500	9,497
		13,908
TOTAL UTILITIES		28,817
TOTAL COMMON STOCKS (Cost $1,990,380)		2,302,120
Corporate Bonds - 0.0%
Moody's Ratings (unaudited) (f)			Principal Amount (000s) (g)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Cyras Systems, Inc. 4.5% 8/15/05 (c)	-		$ 880	994
Corporate Bonds - continued
Moody's Ratings (unaudited) (f)			Principal Amount (000s) (g)	Value (Note 1) (000s)
Nonconvertible Bonds - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 7.45% 11/29/03	-	GBP	36	$ 36
TOTAL CORPORATE BONDS (Cost $906)				1,030
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 3.63% to 3.99% 7/12/01 (d) (Cost $6,471)	-		$ 6,500	6,475
Cash Equivalents - 5.6%
	Shares
Fidelity Cash Central Fund, 4.23% (b)	135,522,660	135,523
Fidelity Securities Lending Cash Central Fund, 4.04% (b)	2,180,691	2,181
TOTAL CASH EQUIVALENTS (Cost $137,704)		137,704
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,135,461)		2,447,329
NET OTHER ASSETS - (0.1)%		(2,394)
NET ASSETS - 100%		$ 2,444,935
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
276 S&P 500 Stock Index Contracts	June 2001	$ 86,761	$ 3,489
The face value of futures purchased as a percentage of net assets - 3.5%
Currency Abbreviations
GBP	-	British pound
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $994,000 or 0.0% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,475,000.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
TeraBeam Networks	4/7/00	$ 32
(f) S&P credit ratings are used in absence of a rating by Moody's Investor Services, Inc.
(g) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,016,582,000 and $1,153,676,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $215,284,000 and $119,120,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $89,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,000 or 0% of net assets.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $8,178,000. The weighted average interest rate was 5.91%. At period end there were no bank borrowings outstanding.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $2,152,538,000. Net unrealized appreciation aggregated $294,791,000, of which $397,557,000 related to appreciated investment securities and $102,766,000 related to depreciated investment securities.

At November 30, 2000, the fund had a capital loss carryforward of approximately $43,874,000 of which $13,634,000, $11,477,000 and $18,763,000 will expire on November 30, 2006, 2007 and 2008, respectively.

The fund intends to elect to defer to its fiscal year ending November 30, 2001 approximately $26,786,000 of losses recognized during the period November 1, 2000 to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,028) (cost $2,135,461) - See accompanying schedule		$ 2,447,329
Receivable for investments sold		12,394
Receivable for fund shares sold		2,583
Dividends receivable		2,735
Interest receivable		532
Receivable for daily variation on futures contracts		511
Other receivables		7
Total assets		2,466,091
Liabilities
Payable for investments purchased	$ 7,842
Payable for fund shares redeemed	8,361
Accrued management fee	987
Distribution fees payable	1,344
Other payables and accrued expenses	441
Collateral on securities loaned, at value	2,181
Total liabilities		21,156
Net Assets		$ 2,444,935
Net Assets consist of:
Paid in capital		$ 2,339,664
Undistributed net investment income		613
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(210,694)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		315,352
Net Assets		$ 2,444,935

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amount)	May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($181,754 ÷ 10,457 shares)	$17.38
Maximum offering price per share (100/94.25 of $17.38)	$18.44
Class T: Net Asset Value and redemption price per share ($1,207,271 ÷ 69,840 shares)	$17.29
Maximum offering price per share (100/96.50 of $17.29)	$17.92
Class B: Net Asset Value and offering price per share ($610,213 ÷ 35,928 shares) A	$16.98
Class C: Net Asset Value and offering price per share ($336,095 ÷ 19,780 shares) A	$16.99
Institutional Class: Net Asset Value, offering price and redemption price per share ($109,602 ÷ 6,263 shares)	$17.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 13,545
Interest		4,019
Security lending		12
Total income		17,576
Expenses
Management fee	$ 5,970
Transfer agent fees	2,917
Distribution fees	8,157
Accounting and security lending fees	248
Non-interested trustees' compensation	5
Custodian fees and expenses	19
Audit	18
Legal	8
Interest	1
Miscellaneous	5
Total expenses before reductions	17,348
Expense reductions	(385)	16,963
Net investment income		613
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(91,930)
Foreign currency transactions	7
Futures contracts	(12,892)	(104,815)
Change in net unrealized appreciation (depreciation) on:
Investment securities	59,499
Assets and liabilities in foreign currencies	(2)
Futures contracts	3,489	62,986
Net gain (loss)		(41,829)
Net increase (decrease) in net assets resulting from operations		$ (41,216)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ 613	$ (7,848)
Net realized gain (loss)	(104,815)	(68,383)
Change in net unrealized appreciation (depreciation)	62,986	(114,812)
Net increase (decrease) in net assets resulting from operations	(41,216)	(191,043)
Share transactions - net increase (decrease)	(97,530)	763,956
Total increase (decrease) in net assets	(138,746)	572,913
Net Assets
Beginning of period	2,583,681	2,010,768
End of period (including undistributed net investment income of $613 and $0, respectively)	$ 2,444,935	$ 2,583,681

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.57	$ 18.40	$ 15.09	$ 12.47	$ 10.00
Income from Investment Operations
Net investment income D	.04	.02	.04	.06	.04
Net realized and unrealized gain (loss)	(.23)	(.85)	3.32	2.79	2.46
Total from investment operations	(.19)	(.83)	3.36	2.85	2.50
Less Distributions
From net investment income	-	-	(.01)	(.05)	(.03)
In excess of net investment income	-	-	(.01)	-	-
From net realized gain	-	-	-	(.18)	-
Return of capital	-	-	(.03)	-	-
Total distributions	-	-	(.05)	(.23)	(.03)
Net asset value, end of period	$ 17.38	$ 17.57	$ 18.40	$ 15.09	$ 12.47
Total Return B, C	(1.08)%	(4.51)%	22.31%	23.24%	25.04%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 182	$ 180	$ 120	$ 35	$ 7
Ratio of expenses to average net assets	1.02% A	.99%	1.04%	1.12%	1.50% A, F
Ratio of expenses to average net assets after expense reductions	.98% A, G	.98% G	1.03% G	1.11% G	1.50% A
Ratio of net investment income to average net assets	.45% A	.09%	.22%	.46%	.34% A
Portfolio turnover rate	87% A	97%	55%	54%	82% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period December 31, 1996 (commencement of sale of Class A shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.50	$ 18.37	$ 15.07	$ 12.46	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	(.03)	.00	.04	.03
Net realized and unrealized gain (loss)	(.23)	(.84)	3.32	2.78	2.45
Total from investment operations	(.21)	(.87)	3.32	2.82	2.48
Less Distributions
From net investment income	-	-	(.00)	(.03)	(.02)
In excess of net investment income	-	-	(.01)	-	-
From net realized gain	-	-	-	(.18)	-
Return of capital	-	-	(.01)	-	-
Total distributions	-	-	(.02)	(.21)	(.02)
Net asset value, end of period	$ 17.29	$ 17.50	$ 18.37	$ 15.07	$ 12.46
Total Return B, C	(1.20)%	(4.74)%	22.05%	23.00%	24.83%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,207	$ 1,278	$ 999	$ 400	$ 133
Ratio of expenses to average net assets	1.26% A	1.23%	1.27%	1.31%	1.59% A
Ratio of expenses to average net assets after expense reductions	1.22% A, F	1.21% F	1.25% F	1.30% F	1.59% A
Ratio of net investment income (loss) to average net assets	.21% A	(.14)%	.00%	.27%	.24% A
Portfolio turnover rate	87% A	97%	55%	54%	82% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 31, 1996 (commencement of sale of Class T shares) to November 30, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.24	$ 18.19	$ 14.98	$ 12.41	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	(.13)	(.09)	(.03)	(.04)
Net realized and unrealized gain (loss)	(.23)	(.82)	3.30	2.77	2.46
Total from investment operations	(.26)	(.95)	3.21	2.74	2.42
Less Distributions
From net investment income	-	-	-	-	(.01)
From net realized gain	-	-	-	(.17)	-
Total distributions	-	-	-	(.17)	(.01)
Net asset value, end of period	$ 16.98	$ 17.24	$ 18.19	$ 14.98	$ 12.41
Total Return B, C	(1.51)%	(5.22)%	21.43%	22.39%	24.22%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 610	$ 641	$ 508	$ 158	$ 29
Ratio of expenses to average net assets	1.78% A	1.75%	1.78%	1.83%	2.25% A, F
Ratio of expenses to average net assets after expense reductions	1.75% A, G	1.73% G	1.76% G	1.82% G	2.25% A
Ratio of net investment income (loss) to average net assets	(.32)% A	(.66)%	(.51)%	(.25)%	(.42)% A
Portfolio turnover rate	87% A	97%	55%	54%	82% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 31, 1996 (commencement of sale of Class B shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.24	$ 18.19	$ 14.98	$ 12.45	$ 12.22
Income from Investment Operations
Net investment income (loss) D	(.02)	(.12)	(.08)	(.04)	-
Net realized and unrealized gain (loss)	(.23)	(.83)	3.29	2.76	.23
Total from investment operations	(.25)	(.95)	3.21	2.72	.23
Less Distributions
From net investment income	-	-	-	(.01)	-
From net realized gain	-	-	-	(.18)	-
Total distributions	-	-	-	(.19)	-
Net asset value, end of period	$ 16.99	$ 17.24	$ 18.19	$ 14.98	$ 12.45
Total Return B, C	(1.45)%	(5.22)%	21.43%	22.20%	1.88%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 336	$ 365	$ 253	$ 60	$ 0.4
Ratio of expenses to average net assets	1.75% A	1.72%	1.76%	1.87%	2.24% A, F
Ratio of expenses to average net assets after expense reductions	1.72% A, G	1.71% G	1.75% G	1.85% G	2.24% A
Ratio of net investment income (loss) to average net assets	(.29)% A	(.64)%	(.50)%	(.27)%	.19% A
Portfolio turnover rate	87% A	97%	55%	54%	82% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.66	$ 18.44	$ 15.10	$ 12.47	$ 10.00
Income from Investment Operations
Net investment income D	.07	.08	.09	.11	.07
Net realized and unrealized gain (loss)	(.23)	(.86)	3.33	2.79	2.45
Total from investment operations	(.16)	(.78)	3.42	2.90	2.52
Less Distributions
From net investment income	-	-	(.01)	(.09)	(.05)
In excess of net investment income	-	-	(.02)	-	-
From net realized gain	-	-	-	(.18)	-
Return of capital	-	-	(.05)	-	-
Total distributions	-	-	(.08)	(.27)	(.05)
Net asset value, end of period	$ 17.50	$ 17.66	$ 18.44	$ 15.10	$ 12.47
Total Return B, C	(.91)%	(4.23)%	22.71%	23.69%	25.26%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 110	$ 118	$ 131	$ 97	$ 74
Ratio of expenses to average net assets	.69% A	.69%	.74%	.76%	1.19% A
Ratio of expenses to average net assets after expense reductions	.66% A, F	.68% F	.72% F	.75% F	1.19% A
Ratio of net investment income to average net assets	.77% A	.39%	.53%	.82%	.64% A
Portfolio turnover rate	87% A	97%	55%	54%	82% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period December 31, 1996 (commencement of sale of Institutional Class shares) to November 30, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Growth & Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund' s investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of future contracts opened and closed is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .48% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 227,000	$ 3,000
Class T	3,093,000	37,000
Class B	3,100,000	2,328,000
Class C	1,737,000	521,000
	$ 8,157,000	$ 2,889,000

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 191,000	$ 65,000
Class T	311,000	84,000
Class B	971,000	971,000 *
Class C	80,000	80,000 *
	$ 1,553,000	$ 1,200,000

* When Class B and C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 228,000	.25 *
Class T	1,434,000	.24 *
Class B	773,000	.25 *
Class C	385,000	.23 *
Institutional Class	97,000	.18 *
	$ 2,917,000

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participate with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of fund's schedule of investments.

8. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the equity fund's expenses. For the period, the fund's expenses were reduced by $380,000 under this arrangement.

In addition through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period each applicable class' expenses were reduced as follows under the transfer agent arrangements:

Transfer Agent Credits
Class A	$ 5,000

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

Amounts in thousands	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000
Class A Shares sold	1,712	6,952	$ 29,648	$ 137,440
Shares redeemed	(1,505)	(3,221)	(25,606)	(62,845)
Net increase (decrease)	207	3,731	$ 4,042	$ 74,595
Class T Shares sold	13,017	39,545	$ 223,629	$ 780,858
Shares redeemed	(16,235)	(20,858)	(274,549)	(408,575)
Net increase (decrease)	(3,218)	18,687	$ (50,920)	$ 372,283
Class B Shares sold	3,014	15,118	$ 51,193	$ 294,657
Shares redeemed	(4,300)	(5,822)	(71,470)	(112,977)
Net increase (decrease)	(1,286)	9,296	$ (20,277)	$ 181,680
Class C Shares sold	2,381	11,380	$ 40,432	$ 222,562
Shares redeemed	(3,784)	(4,130)	(63,332)	(79,816)
Net increase (decrease)	(1,403)	7,250	$ (22,900)	$ 142,746
Institutional Class Shares sold	451	1,892	$ 7,894	$ 37,686
Shares redeemed	(891)	(2,297)	(15,369)	(45,034)
Net increase (decrease)	(440)	(405)	$ (7,475)	$ (7,348)

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane Jr., Vice President

John Avery, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AGAII-SANN-0701 138792
1.704641.103

(Fidelity Investment logo)(registered trademark)

Fidelity Logo (Registered Trademark)

Fidelity® Advisor

Leveraged Company Stock

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Leveraged Company Stock Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended May 31, 2001	Life of fund
Fidelity® Adv Leveraged Company Stock - CL A	10.00%
Fidelity Adv Leveraged Company Stock - CL A (incl. 5.75% sales charge)	3.68%
S&P 500®	-4.98%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, since the fund started on December 27, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

Average Annual Total Returns

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

Semiannual Report

Fidelity Advisor Leveraged Company Stock Fund - Class A
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Leveraged Company Stock Fund - Class A on December 27, 2000, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have grown to $10,368 - a 3.68% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,502 - a 4.98% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks and bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Leveraged Company Stock Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended May 31, 2001	Life of fund
Fidelity Adv Leveraged Company Stock - CL T	9.90%
Fidelity Adv Leveraged Company Stock - CL T (incl. 3.50% sales charge)	6.05%
S&P 500	-4.98%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, since the fund started on December 27, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

Average Annual Total Returns

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

Semiannual Report

Fidelity Advisor Leveraged Company Stock Fund - Class T
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Leveraged Company Stock Fund - Class T on December 27, 2000, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have grown to $10,605 - a 6.05% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,502 - a 4.98% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks and bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Leveraged Company Stock Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the life of fund total return figure is 5%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended May 31, 2001	Life of fund
Fidelity Adv Leveraged Company Stock - CL B	9.60%
Fidelity Adv Leveraged Company Stock - CL B (incl. contingent deferred sales charge)	4.60%
S&P 500	-4.98%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, since the fund started on December 27, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

Average Annual Total Returns

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

Semiannual Report

Fidelity Advisor Leveraged Company Stock Fund - Class B
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Leveraged Company Stock Fund - Class B on December 27, 2000, when the fund started. As the chart shows, by May 31, 2001, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $10,460 - a 4.60% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,502 - a 4.98% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks and bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Leveraged Company Stock Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the life of fund total return figure is 1%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended May 31, 2001	Life of fund
Fidelity Adv Leveraged Company Stock - CL C	9.70%
Fidelity Adv Leveraged Company Stock - CL C (incl. contingent deferred sales charge)	8.70%
S&P 500	-4.98%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, since the fund started on December 27, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

Average Annual Total Returns

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

Semiannual Report

Fidelity Advisor Leveraged Company Stock Fund - Class C
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Leveraged Company Stock Fund - Class C on December 27, 2000, when the fund started. As the chart shows, by May 31, 2001, the value of the investment, includes the effect of the applicable contingent deferred sales charge, would have grown to $10,870 - an 8.70% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,502 - a 4.98% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks and bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with David Glancy, Portfolio Manager of Fidelity Advisor Leveraged Company Stock Fund

Q. David, how did the fund perform?

A. Since the fund's inception on December 27, 2000, through May 31, 2001, the fund's Class A, Class T, Class B and Class C shares posted total returns of 10.00%, 9.90%, 9.60% and 9.70%, respectively. The Standard & Poor's 500 Index returned -4.98% during the same period. Going forward, we'll look at the performance of the fund and its benchmarks at six- and 12-month intervals.

Q. Can you please review the fund's focus?

A. The fund focuses on stocks of companies with leveraged capital structures - the kinds of companies that issue debt through high-yield bonds - with a goal of capital appreciation. The fund will normally invest at least 65% of its assets in stocks, primarily in issuers of lower-quality debt and other companies with leveraged capital structures. When companies use debt aggressively to finance their asset base, their equity values become more volatile. Leverage can magnify the adverse or positive impact of political, regulatory, market or economic developments on a company. It's clearly our intention to find those companies whose leverage will enable them to experience rapid upward moves in their equity prices. It's important to note that the fund itself will not be leveraged.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Is the leveraged company universe limited to certain sectors?

A. No, it's not. Leveraged companies exist in most areas of the market. MCI and Turner Broadcasting were good examples of companies that used leverage very effectively and grew to become enormously successful companies. During the past few years, many media and telecommunications companies have issued high-yield debt to fund their network build-out and operations, so the junk bond market is commonly seen as being significantly represented by these high-growth industries. However, many leveraged companies come from what are considered defensive industries, including paper, chemicals, manufacturing, health care, energy and real estate. These old economy companies use leverage as a sort of financial engineering tool, to either buy back stock or make a beneficial acquisition. The fund intends to take advantage of opportunities throughout a fairly large universe of potential investments. The total market capitalization of leveraged companies currently is about $4 trillion, and includes companies with debt rated BBB and below. Some of the companies in the leveraged company universe are large-cap, well-known companies, including Phillips Petroleum, Liberty Media, EchoStar, Nextel, HCA and Tenet Healthcare.

Q. Even though the fund is only a few months old, it managed to handily outperform the S&P 500. Why was that?

A. I've built large positions in stocks of companies that I believed were trading well below their intrinsic value. Among the top performers during this period were the fund's largest positions, satellite service provider EchoStar Communications, as well as megaplex theater company AMC Entertainment, drug store chain Rite Aid, grocery chain Pathmark Stores, satellite firm General Motors Hughes and manufacturer American Standard. On the down side, telecommunication services firm XO Communications suffered from concerns that the company would run out of operating capital. I've maintained the fund's investment in XO due to my belief in the company's long-term prospects. RCN also fell due to slower-than-expected subscriber growth, so I eliminated the position from the fund.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook, David?

A. I continue to find companies whose enterprise value - debt plus the market value of the equity - is well below my view of the firms' intrinsic value. If the market comes to recognize the inherent value of these companies, their share prices should be bid upward. While I pay little attention to macroeconomics, the current positive slope of the yield curve helps leveraged companies, because it encourages lending. That factor should help the fund, but it doesn't drive my strategy.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation by normally investing in common stocks of leveraged companies and potentially investing in lower-quality debt securities

Start date: December 27, 2000

Size: as of May 31, 2001, more than $6 million

Manager: David Glancy, since inception; joined Fidelity in 1990

3

David Glancy on his investment approach:

"In managing Fidelity Advisor Leveraged Company Stock Fund, I look for companies that are purposefully using leverage - meaning debt - to grow, augment or enhance their return on equity. I look for companies with good fundamentals - meaning their business prospects - that are using leverage effectively. I intend to avoid companies with bad fundamentals, including those that used poor judgment to borrow in order to fund an ill-conceived idea.

"While the fund does have the ability to invest in beaten-down stocks, I don't intend to focus on troubled companies whose only value lies in what they'd be worth upon liquidation. Instead, I'll aim to invest in healthy firms that I believe offer solid fundamentals, whose leverage is working to help them achieve their business plans, thrive and grow. I'm looking for situations where a company's leverage is an attribute for its long-term growth, not a burden that weighs down its long-term prospects."

Semiannual Report

Investment Summary

Top Ten Stocks as of May 31, 2001
% of fund's net assets
EchoStar Communications Corp. Class A	9.0
General Motors Corp. Class H	4.2
American Standard Companies, Inc.	3.5
XO Communications, Inc. Class A	3.4
Pathmark Stores, Inc.	3.3
Rite Aid Corp.	3.1
AMC Entertainment, Inc.	2.8
Conoco, Inc. Class A	2.4
Vesta Insurance Group Corp.	2.3
Nextel Communications, Inc. Class A	1.7
35.7
Top Five Market Sectors as of May 31, 2001
% of fund's net assets
Consumer Discretionary	25.3
Financials	12.0
Consumer Staples	9.4
Industrials	9.2
Telecommunication Services	8.8
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *
Stocks 83.6%
Bonds 2.9%
Short-Term Investments and Net Other Assets 13.5%
* Foreign investments	2.3%

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 83.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 25.3%
Auto Components - 0.2%
Exide Corp.	1,300	$ 13,975
Hotels Restaurants & Leisure - 2.2%
Hilton Hotels Corp.	1,960	24,284
Hollywood Casino Corp. Class A (a)	1,900	16,340
Intrawest Corp.	300	5,656
Station Casinos, Inc. (a)	1,800	31,338
Tricon Global Restaurants, Inc. (a)	1,580	72,206
		149,824
Leisure Equipment & Products - 2.1%
Brunswick Corp.	1,830	41,358
Mattel, Inc.	3,900	69,420
Midway Games, Inc. (a)	2,510	29,116
		139,894
Media - 19.5%
Acme Communications, Inc. (a)	1,360	8,976
AMC Entertainment, Inc. (a)	17,960	190,376
AT&T Corp. - Liberty Media Group Class A (a)	2,100	35,385
EchoStar Communications Corp. Class A (a)	19,790	605,370
General Motors Corp. Class H	11,630	277,957
NTL, Inc. (a)	1,500	32,235
Pegasus Communications Corp. (a)	4,800	102,720
Radio One, Inc. Class A	1,000	19,000
UnitedGlobalCom, Inc. Class A (a)	1,510	18,256
XM Satellite Radio Holdings, Inc. Class A (a)	1,200	18,576
		1,308,851
Multiline Retail - 0.8%
Big Lots, Inc. (a)	550	7,139
Dillards, Inc. Class A	1,210	19,747
JCPenney Co., Inc.	900	18,819
Kmart Corp. (a)	400	4,512
		50,217
Specialty Retail - 0.1%
The Bombay Company, Inc. (a)	2,100	6,552
Textiles & Apparel - 0.4%
Guess, Inc. (a)	1,200	10,140
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - continued
Nautica Enterprises, Inc. (a)	700	$ 14,315
Vans, Inc. (a)	100	2,459
		26,914
TOTAL CONSUMER DISCRETIONARY		1,696,227
CONSUMER STAPLES - 9.1%
Food & Drug Retailing - 7.2%
7-Eleven, Inc. (a)	4,200	52,920
Pathmark Stores, Inc. (a)	9,540	216,940
Rite Aid Corp. (a)	25,100	210,087
		479,947
Food Products - 0.7%
Earthgrains Co.	1,380	35,811
M&F Worldwide Corp. (a)	3,500	13,125
		48,936
Personal Products - 0.8%
Elizabeth Arden, Inc. (a)	1,310	31,506
Revlon, Inc. Class A (a)	3,100	18,941
		50,447
Tobacco - 0.4%
DIMON, Inc.	2,590	28,879
TOTAL CONSUMER STAPLES		608,209
ENERGY - 8.2%
Energy Equipment & Services - 2.0%
Key Energy Services, Inc. (a)	4,670	63,979
Patterson-UTI Energy, Inc. (a)	80	2,356
Precision Drilling Corp. (a)	200	8,253
Pride International, Inc. (a)	1,830	48,733
Transocean Sedco Forex, Inc.	170	9,087
		132,408
Oil & Gas - 6.2%
Ashland, Inc.	900	37,368
Chesapeake Energy Corp. (a)	5,790	47,768
Conoco, Inc. Class A	5,320	164,494
Louis Dreyfus Natural Gas Corp. (a)	330	13,127
Ocean Energy, Inc.	670	12,730
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Phillips Petroleum Co.	540	$ 34,960
Plains Resources, Inc. (a)	1,370	34,250
Western Gas Resources, Inc.	1,910	72,771
		417,468
TOTAL ENERGY		549,876
FINANCIALS - 9.7%
Banks - 0.7%
Dime Bancorp, Inc.	880	31,064
Provident Financial Group, Inc.	400	13,108
		44,172
Diversified Financials - 1.7%
AmeriCredit Corp. (a)	1,980	103,356
Metris Companies, Inc.	400	12,000
		115,356
Insurance - 5.4%
American Financial Group, Inc.	3,110	87,360
Conseco, Inc.	930	16,201
Leucadia National Corp.	210	6,993
Markel Corp. (a)	510	99,833
Vesta Insurance Group Corp.	15,200	150,328
		360,715
Real Estate - 1.9%
Crescent Real Estate Equities Co.	1,830	44,689
Equity Office Properties Trust	500	14,550
LNR Property Corp.	870	27,057
ResortQuest International, Inc. (a)	3,630	44,431
		130,727
TOTAL FINANCIALS		650,970
HEALTH CARE - 2.5%
Health Care Providers & Services - 2.4%
DaVita, Inc. (a)	3,510	66,339
Express Scripts, Inc. (a)	200	19,308
Laboratory Corp. of America Holdings (a)	260	36,468
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Quest Diagnostics, Inc. (a)	200	$ 24,722
Res-Care, Inc. (a)	2,630	13,071
		159,908
Pharmaceuticals - 0.1%
King Pharmaceuticals, Inc. (a)	100	5,058
TOTAL HEALTH CARE		164,966
INDUSTRIALS - 9.2%
Aerospace & Defense - 2.3%
Alliant Techsystems, Inc. (a)	400	38,144
General Dynamics Corp.	1,000	77,520
Lockheed Martin Corp.	1,010	38,673
		154,337
Airlines - 0.1%
Northwest Airlines Corp. (a)	100	2,718
Building Products - 3.8%
American Standard Companies, Inc. (a)	3,520	234,538
Associated Materials, Inc.	590	10,974
York International Corp.	200	7,050
		252,562
Commercial Services & Supplies - 0.9%
Coinstar, Inc. (a)	700	12,621
infoUSA, Inc. (a)	4,000	18,000
Republic Services, Inc. (a)	1,700	31,246
		61,867
Machinery - 0.9%
Albany International Corp. Class A (a)	700	15,484
NACCO Industries, Inc. Class A	200	14,620
Terex Corp. (a)	1,440	31,666
		61,770
Road & Rail - 1.2%
Canadian National Railway Co.	600	24,054
Kansas City Southern Industries, Inc.	3,600	57,924
		81,978
TOTAL INDUSTRIALS		615,232
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 1.3%
Anixter International, Inc. (a)	850	$ 25,415
Loral Space & Communications Ltd. (a)	20,500	61,910
		87,325
Computers & Peripherals - 0.2%
Apple Computer, Inc. (a)	800	15,960
Internet Software & Services - 0.4%
FreeMarkets, Inc. (a)	2,400	28,800
Office Electronics - 0.2%
Xerox Corp.	1,200	11,892
Semiconductor Equipment & Products - 0.4%
California Micro Devices Corp. (a)	3,360	21,672
ChipPAC, Inc.	980	7,125
		28,797
Software - 1.0%
OpenTV Corp. Class A (a)	4,700	63,920
TOTAL INFORMATION TECHNOLOGY		236,694
MATERIALS - 5.9%
Chemicals - 1.4%
Georgia Gulf Corp.	200	3,590
Lyondell Chemical Co.	3,920	64,876
Millennium Chemicals, Inc.	890	14,240
Solutia, Inc.	610	8,711
Terra Industries, Inc. (a)	800	3,560
		94,977
Containers & Packaging - 2.3%
Packaging Corp. of America (a)	4,170	66,720
Sealed Air Corp. (a)	1,690	70,152
Smurfit-Stone Container Corp. (a)	1,060	15,868
		152,740
Metals & Mining - 2.1%
AK Steel Holding Corp.	1,560	20,888
Alcan, Inc.	300	13,427
Alcoa, Inc.	1,500	64,725
Allegheny Technologies, Inc.	1,190	24,562
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	1,070	16,767
		140,369
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - 0.1%
Bowater, Inc.	130	$ 6,266
TOTAL MATERIALS		394,352
TELECOMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 6.6%
Allegiance Telecom, Inc. (a)	2,320	35,821
Asia Global Crossing Ltd. Class A	1,710	10,414
AT&T Corp.	2,810	59,488
Covad Communications Group, Inc. (a)	3,000	3,240
Focal Communications Corp. (a)	9,550	62,171
Global Crossing Ltd. (a)	930	11,811
Impsat Fiber Networks, Inc. (a)	4,550	13,423
Jazztel PLC sponsored ADR (a)	2,250	15,750
XO Communications, Inc. Class A (a)	79,100	230,181
		442,299
Wireless Telecommunication Services - 1.9%
Nextel Communications, Inc. Class A (a)	7,250	115,420
Triton PCS Holdings, Inc. Class A (a)	280	10,293
		125,713
TOTAL TELECOMMUNICATION SERVICES		568,012
UTILITIES - 1.7%
Electric Utilities - 1.7%
AES Corp. (a)	90	4,086
CMS Energy Corp.	3,740	110,966
		115,052
TOTAL COMMON STOCKS (Cost $5,101,583)		5,599,590
Corporate Bonds - 2.9%
Moody's Ratings (unaudited)		Principal Amount	Value (Note 1)
Convertible Bonds - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Covad Communications Group, Inc. 6% 9/15/05 (d)	Caa1	$ 30,000	$ 3,300
Nonconvertible Bonds - 2.9%
CONSUMER STAPLES - 0.3%
Personal Products - 0.3%
Revlon Consumer Products Corp.:
8.625% 2/1/08	Caa3	20,000	10,200
9% 11/1/06	Caa1	10,000	7,875
			18,075
FINANCIALS - 2.3%
Diversified Financials - 2.3%
Blum CB Corp. 11.25% 6/15/11 (d)	B2	155,000	152,718
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Covad Communications Group, Inc.:
0% 3/15/08 (c)	Caa1	10,000	700
12% 2/15/10	Caa1	20,000	2,200
Focal Communications Corp. 11.875% 1/15/10	B3	40,000	16,000
NEXTLINK Communications, Inc. 0% 12/1/09 (c)	B2	20,000	4,000
			22,900
TOTAL NONCONVERTIBLE BONDS			193,693
TOTAL CORPORATE BONDS (Cost $193,251)			196,993
Cash Equivalents - 13.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.23% (b) (Cost $914,351)	914,351	$ 914,351
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $6,209,185)		6,710,934
NET OTHER ASSETS - (0.2)%		(11,458)
NET ASSETS - 100%		$ 6,699,476
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $156,018 or 2.3% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $10,413,684 and $4,661,784, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $297 for the period.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $6,316,064. Net unrealized appreciation aggregated $394,870, of which $742,846 related to appreciated investment securities and $347,976 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $6,209,185) - See accompanying schedule		$ 6,710,934
Receivable for investments sold		165,863
Receivable for fund shares sold		53,057
Dividends receivable		4,075
Interest receivable		6,524
Prepaid expenses		62,945
Receivable from investment adviser for expense reductions		10,859
Total assets		7,014,257
Liabilities
Payable for investments purchased	$ 290,709
Payable for fund shares redeemed	6,831
Distribution fees payable	3,833
Other payables and accrued expenses	13,408
Total liabilities		314,781
Net Assets		$ 6,699,476
Net Assets consist of:
Paid in capital		$ 6,670,117
Accumulated net investment loss		(15,126)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(457,260)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		501,745
Net Assets		$ 6,699,476

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,072,598 ÷ 97,492 shares)	$11.00
Maximum offering price per share (100/94.25 of $11.00)	$11.67
Class T: Net Asset Value and redemption price per share ($1,188,058 ÷ 108,124 shares)	$10.99
Maximum offering price per share (100/96.50 of $10.99)	$11.39
Class B: Net Asset Value and offering price per share ($1,073,011 ÷ 97,873 shares) A	$10.96
Class C: Net Asset Value and offering price per share ($2,903,681 ÷ 264,688 shares) A	$10.97
Institutional Class: Net Asset Value, offering price and redemption price per share ($462,128 ÷ 41,978 shares)	$11.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	December 27, 2000 (commencement of operations) to May 31, 2001 (Unaudited)
Investment Income Dividends		$ 15,239
Interest		12,355
Total income		27,594
Expenses
Management fee	$ 12,557
Transfer agent fees	3,902
Distribution fees	14,567
Accounting fees and expenses	25,503
Non-interested trustees' compensation	5
Custodian fees and expenses	7,136
Registration fees	53,452
Audit	9,528
Legal	549
Miscellaneous	16
Total expenses before reductions	127,215
Expense reductions	(84,495)	42,720
Net investment income (loss)		(15,126)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(457,283)
Foreign currency transactions	23	(457,260)
Change in net unrealized appreciation (depreciation) on:
Investment securities	501,749
Assets and liabilities in foreign currencies	(4)	501,745
Net gain (loss)		44,485
Net increase (decrease) in net assets resulting from operations		$ 29,359

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

December 27, 2000 (commencement of operations) to May 31, 2001 (Unaudited)
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (15,126)
Net realized gain (loss)	(457,260)
Change in net unrealized appreciation (depreciation)	501,745
Net increase (decrease) in net assets resulting from operations	29,359
Share transactions - net increase (decrease)	6,670,117
Total increase (decrease) in net assets	6,699,476
Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $15,126)	$ 6,699,476

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

May 31, 2001 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)
Net realized and unrealized gain (loss)	1.01
Total from investment operations	1.00
Net asset value, end of period	$ 11.00
Total Return B,C	10.00%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,073
Ratio of expenses to average net assets	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.68% A, G
Ratio of net investment income (loss) to average net assets	(.28)% A
Portfolio turnover rate	259% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to May 31, 2001.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

May 31, 2001 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)
Net realized and unrealized gain (loss)	1.01
Total from investment operations	.99
Net asset value, end of period	$ 10.99
Total Return B,C	9.90%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,188
Ratio of expenses to average net assets	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.93% A, G
Ratio of net investment income (loss) to average net assets	(.53)% A
Portfolio turnover rate	259% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to May 31, 2001.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

May 31, 2001 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)
Net realized and unrealized gain (loss)	1.00
Total from investment operations	.96
Net asset value, end of period	$ 10.96
Total Return B, C	9.60%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,073
Ratio of expenses to average net assets	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.43% A, G
Ratio of net investment income (loss) to average net assets	(1.03)% A
Portfolio turnover rate	259% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to May 31, 2001.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

May 31, 2001 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)
Net realized and unrealized gain (loss)	1.01
Total from investment operations	.97
Net asset value, end of period	$ 10.97
Total Return B, C	9.70%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,904
Ratio of expenses to average net assets	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.43% A, G
Ratio of net investment income (loss) to average net assets	(1.03)% A
Portfolio turnover rate	259% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to May 31, 2001.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

May 31, 2001 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.00)
Net realized and unrealized gain (loss)	1.01
Total from investment operations	1.01
Net asset value, end of period	$ 11.01
Total Return B, C	10.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 462
Ratio of expenses to average net assets	1.50% A, F
Ratio of expenses to average net assets after expense reductions	1.43% A, G
Ratio of net investment income (loss) to average net assets	(.03)% A
Portfolio turnover rate	259% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to May 31, 2001.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Leveraged Company Stock Fund (the fund) is a fund of Fidelity Advisor Series I (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .62% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares, except for the Institutional Class, (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 653	$ 223
Class T	1,683	430
Class B	2,857	2,354
Class C	9,374	1,323
	$ 14,567	$ 4,330

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 3,996	$ 3,705
Class T	4,340	1,205
Class B	219	219*
Class C	0	0*
	$ 8,555	$ 5,129

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC :

	Amount	% of Average Net Assets
Class A	$ 471	.18*
Class T	772	.23*
Class B	656	.23*
Class C	1,730	.19*
Institutional Class	273	.16*
	$ 3,902

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

Brokerage Commissions.The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%	$ 10,885
Class T	2.00%	14,158
Class B	2.50%	11,981
Class C	2.50%	38,791
Institutional Class	1.50%	7,210
		$ 83,025

Certain security trades were directed to brokers who paid $1,470 of the fund's expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Beneficial Interest.

At the end of the period, FDC, an affiliate of FMR was record owner of approximately 17% of the total outstanding shares of the fund. In addition, one unaffiliated shareholder was record owner of approximately 39% of the total outstanding shares of the fund.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares December 27, 2000 (commencement of operations) to May 31,	Dollars December 27, 2000 (commencement of operations) to May 31,
	2001	2001

Class A Shares sold	108,012	$ 1,151,402
Shares redeemed	(10,520)	(110,086)
Net increase (decrease)	97,492	$ 1,041,316
Class T Shares sold	109,060	$ 1,167,879
Shares redeemed	(936)	(9,592)
Net increase (decrease)	108,124	$ 1,158,287
Class B Shares sold	101,038	$ 1,083,835
Shares redeemed	(3,165)	(32,733)
Net increase (decrease)	97,873	$ 1,051,102
Class C Shares sold	266,422	$ 2,989,798
Shares redeemed	(1,734)	(18,502)
Net increase (decrease)	264,688	$ 2,971,296
Institutional Class Shares sold	53,312	$ 573,413
Shares redeemed	(11,334)	(125,297)
Net increase (decrease)	41,978	$ 448,116

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

David Glancy, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

ALSF-SANN-0701 138640
1.759104.100

(Fidelity Investment logo)(registered trademark)

Fidelity Logo (Registered Trademark)

Fidelity® Advisor

Leveraged Company Stock

Fund - Institutional Class

Semiannual Report

May 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Leveraged Company Stock Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Period ended May 31, 2001	Life of fund
Fidelity® Adv Leveraged Company Stock - Inst CL	10.10%
S&P 500®	-4.98%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on December 27, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

Average Annual Total Returns

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

Semiannual Report

Fidelity Advisor Leveraged Company Stock Fund - Institutional Class
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Leveraged Company Stock Fund - Institutional Class on December 27, 2000, when the fund started. As the chart shows, by May 31, 2001, the value of the investment would have grown to $11,010 - a 10.10% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends reinvested, the same $10,000 would have been $9,502 - a 4.98% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks and bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with David Glancy, Portfolio Manager of Fidelity Advisor Leveraged Company Stock Fund

Q. David, how did the fund perform?

A. Since the fund's inception on December 27, 2000, through May 31, 2001, the fund's Institutional Class shares returned 10.10%. The Standard & Poor's 500 Index returned -4.98% during the same period. Going forward, we'll look at the performance of the fund and its benchmarks at six- and 12-month intervals.

Q. Can you please review the fund's focus?

A. The fund focuses on stocks of companies with leveraged capital structures - the kinds of companies that issue debt through high-yield bonds - with a goal of capital appreciation. The fund will normally invest at least 65% of its assets in stocks, primarily in issuers of lower-quality debt and other companies with leveraged capital structures. When companies use debt aggressively to finance their asset base, their equity values become more volatile. Leverage can magnify the adverse or positive impact of political, regulatory, market or economic developments on a company. It's clearly our intention to find those companies whose leverage will enable them to experience rapid upward moves in their equity prices. It's important to note that the fund itself will not be leveraged.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Is the leveraged company universe limited to certain sectors?

A. No, it's not. Leveraged companies exist in most areas of the market. MCI and Turner Broadcasting were good examples of companies that used leverage very effectively and grew to become enormously successful companies. During the past few years, many media and telecommunications companies have issued high-yield debt to fund their network build-out and operations, so the junk bond market is commonly seen as being significantly represented by these high-growth industries. However, many leveraged companies come from what are considered defensive industries, including paper, chemicals, manufacturing, health care, energy and real estate. These old economy companies use leverage as a sort of financial engineering tool, to either buy back stock or make a beneficial acquisition. The fund intends to take advantage of opportunities throughout a fairly large universe of potential investments. The total market capitalization of leveraged companies currently is about $4 trillion, and includes companies with debt rated BBB and below. Some of the companies in the leveraged company universe are large-cap, well-known companies, including Phillips Petroleum, Liberty Media, EchoStar, Nextel, HCA and Tenet Healthcare.

Q. Even though the fund is only a few months old, it managed to handily outperform the S&P 500. Why was that?

A. I've built large positions in stocks of companies that I believed were trading well below their intrinsic value. Among the top performers during this period were the fund's largest positions, satellite service provider EchoStar Communications, as well as megaplex theater company AMC Entertainment, drug store chain Rite Aid, grocery chain Pathmark Stores, satellite firm General Motors Hughes and manufacturer American Standard. On the down side, telecommunication services firm XO Communications suffered from concerns that the company would run out of operating capital. I've maintained the fund's investment in XO due to my belief in the company's long-term prospects. RCN also fell due to slower-than-expected subscriber growth, so I eliminated the position from the fund.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook, David?

A. I continue to find companies whose enterprise value - debt plus the market value of the equity - is well below my view of the firms' intrinsic value. If the market comes to recognize the inherent value of these companies, their share prices should be bid upward. While I pay little attention to macroeconomics, the current positive slope of the yield curve helps leveraged companies, because it encourages lending. That factor should help the fund, but it doesn't drive my strategy.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation by normally investing in common stocks of leveraged companies and potentially investing in lower-quality debt securities

Start date: December 27, 2000

Size: as of May 31, 2001, more than $6 million

Manager: David Glancy, since inception; joined Fidelity in 1990

3

David Glancy on his investment approach:

"In managing Fidelity Advisor Leveraged Company Stock Fund, I look for companies that are purposefully using leverage - meaning debt - to grow, augment or enhance their return on equity. I look for companies with good fundamentals - meaning their business prospects - that are using leverage effectively. I intend to avoid companies with bad fundamentals, including those that used poor judgment to borrow in order to fund an ill-conceived idea.

"While the fund does have the ability to invest in beaten-down stocks, I don't intend to focus on troubled companies whose only value lies in what they'd be worth upon liquidation. Instead, I'll aim to invest in healthy firms that I believe offer solid fundamentals, whose leverage is working to help them achieve their business plans, thrive and grow. I'm looking for situations where a company's leverage is an attribute for its long-term growth, not a burden that weighs down its long-term prospects."

Semiannual Report

Investment Summary

Top Ten Stocks as of May 31, 2001
% of fund's net assets
EchoStar Communications Corp. Class A	9.0
General Motors Corp. Class H	4.2
American Standard Companies, Inc.	3.5
XO Communications, Inc. Class A	3.4
Pathmark Stores, Inc.	3.3
Rite Aid Corp.	3.1
AMC Entertainment, Inc.	2.8
Conoco, Inc. Class A	2.4
Vesta Insurance Group Corp.	2.3
Nextel Communications, Inc. Class A	1.7
35.7
Top Five Market Sectors as of May 31, 2001
% of fund's net assets
Consumer Discretionary	25.3
Financials	12.0
Consumer Staples	9.4
Industrials	9.2
Telecommunication Services	8.8
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *
Stocks 83.6%
Bonds 2.9%
Short-Term Investments and Net Other Assets 13.5%
* Foreign investments	2.3%

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 83.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 25.3%
Auto Components - 0.2%
Exide Corp.	1,300	$ 13,975
Hotels Restaurants & Leisure - 2.2%
Hilton Hotels Corp.	1,960	24,284
Hollywood Casino Corp. Class A (a)	1,900	16,340
Intrawest Corp.	300	5,656
Station Casinos, Inc. (a)	1,800	31,338
Tricon Global Restaurants, Inc. (a)	1,580	72,206
		149,824
Leisure Equipment & Products - 2.1%
Brunswick Corp.	1,830	41,358
Mattel, Inc.	3,900	69,420
Midway Games, Inc. (a)	2,510	29,116
		139,894
Media - 19.5%
Acme Communications, Inc. (a)	1,360	8,976
AMC Entertainment, Inc. (a)	17,960	190,376
AT&T Corp. - Liberty Media Group Class A (a)	2,100	35,385
EchoStar Communications Corp. Class A (a)	19,790	605,370
General Motors Corp. Class H	11,630	277,957
NTL, Inc. (a)	1,500	32,235
Pegasus Communications Corp. (a)	4,800	102,720
Radio One, Inc. Class A	1,000	19,000
UnitedGlobalCom, Inc. Class A (a)	1,510	18,256
XM Satellite Radio Holdings, Inc. Class A (a)	1,200	18,576
		1,308,851
Multiline Retail - 0.8%
Big Lots, Inc. (a)	550	7,139
Dillards, Inc. Class A	1,210	19,747
JCPenney Co., Inc.	900	18,819
Kmart Corp. (a)	400	4,512
		50,217
Specialty Retail - 0.1%
The Bombay Company, Inc. (a)	2,100	6,552
Textiles & Apparel - 0.4%
Guess, Inc. (a)	1,200	10,140
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - continued
Nautica Enterprises, Inc. (a)	700	$ 14,315
Vans, Inc. (a)	100	2,459
		26,914
TOTAL CONSUMER DISCRETIONARY		1,696,227
CONSUMER STAPLES - 9.1%
Food & Drug Retailing - 7.2%
7-Eleven, Inc. (a)	4,200	52,920
Pathmark Stores, Inc. (a)	9,540	216,940
Rite Aid Corp. (a)	25,100	210,087
		479,947
Food Products - 0.7%
Earthgrains Co.	1,380	35,811
M&F Worldwide Corp. (a)	3,500	13,125
		48,936
Personal Products - 0.8%
Elizabeth Arden, Inc. (a)	1,310	31,506
Revlon, Inc. Class A (a)	3,100	18,941
		50,447
Tobacco - 0.4%
DIMON, Inc.	2,590	28,879
TOTAL CONSUMER STAPLES		608,209
ENERGY - 8.2%
Energy Equipment & Services - 2.0%
Key Energy Services, Inc. (a)	4,670	63,979
Patterson-UTI Energy, Inc. (a)	80	2,356
Precision Drilling Corp. (a)	200	8,253
Pride International, Inc. (a)	1,830	48,733
Transocean Sedco Forex, Inc.	170	9,087
		132,408
Oil & Gas - 6.2%
Ashland, Inc.	900	37,368
Chesapeake Energy Corp. (a)	5,790	47,768
Conoco, Inc. Class A	5,320	164,494
Louis Dreyfus Natural Gas Corp. (a)	330	13,127
Ocean Energy, Inc.	670	12,730
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Phillips Petroleum Co.	540	$ 34,960
Plains Resources, Inc. (a)	1,370	34,250
Western Gas Resources, Inc.	1,910	72,771
		417,468
TOTAL ENERGY		549,876
FINANCIALS - 9.7%
Banks - 0.7%
Dime Bancorp, Inc.	880	31,064
Provident Financial Group, Inc.	400	13,108
		44,172
Diversified Financials - 1.7%
AmeriCredit Corp. (a)	1,980	103,356
Metris Companies, Inc.	400	12,000
		115,356
Insurance - 5.4%
American Financial Group, Inc.	3,110	87,360
Conseco, Inc.	930	16,201
Leucadia National Corp.	210	6,993
Markel Corp. (a)	510	99,833
Vesta Insurance Group Corp.	15,200	150,328
		360,715
Real Estate - 1.9%
Crescent Real Estate Equities Co.	1,830	44,689
Equity Office Properties Trust	500	14,550
LNR Property Corp.	870	27,057
ResortQuest International, Inc. (a)	3,630	44,431
		130,727
TOTAL FINANCIALS		650,970
HEALTH CARE - 2.5%
Health Care Providers & Services - 2.4%
DaVita, Inc. (a)	3,510	66,339
Express Scripts, Inc. (a)	200	19,308
Laboratory Corp. of America Holdings (a)	260	36,468
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Quest Diagnostics, Inc. (a)	200	$ 24,722
Res-Care, Inc. (a)	2,630	13,071
		159,908
Pharmaceuticals - 0.1%
King Pharmaceuticals, Inc. (a)	100	5,058
TOTAL HEALTH CARE		164,966
INDUSTRIALS - 9.2%
Aerospace & Defense - 2.3%
Alliant Techsystems, Inc. (a)	400	38,144
General Dynamics Corp.	1,000	77,520
Lockheed Martin Corp.	1,010	38,673
		154,337
Airlines - 0.1%
Northwest Airlines Corp. (a)	100	2,718
Building Products - 3.8%
American Standard Companies, Inc. (a)	3,520	234,538
Associated Materials, Inc.	590	10,974
York International Corp.	200	7,050
		252,562
Commercial Services & Supplies - 0.9%
Coinstar, Inc. (a)	700	12,621
infoUSA, Inc. (a)	4,000	18,000
Republic Services, Inc. (a)	1,700	31,246
		61,867
Machinery - 0.9%
Albany International Corp. Class A (a)	700	15,484
NACCO Industries, Inc. Class A	200	14,620
Terex Corp. (a)	1,440	31,666
		61,770
Road & Rail - 1.2%
Canadian National Railway Co.	600	24,054
Kansas City Southern Industries, Inc.	3,600	57,924
		81,978
TOTAL INDUSTRIALS		615,232
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 1.3%
Anixter International, Inc. (a)	850	$ 25,415
Loral Space & Communications Ltd. (a)	20,500	61,910
		87,325
Computers & Peripherals - 0.2%
Apple Computer, Inc. (a)	800	15,960
Internet Software & Services - 0.4%
FreeMarkets, Inc. (a)	2,400	28,800
Office Electronics - 0.2%
Xerox Corp.	1,200	11,892
Semiconductor Equipment & Products - 0.4%
California Micro Devices Corp. (a)	3,360	21,672
ChipPAC, Inc.	980	7,125
		28,797
Software - 1.0%
OpenTV Corp. Class A (a)	4,700	63,920
TOTAL INFORMATION TECHNOLOGY		236,694
MATERIALS - 5.9%
Chemicals - 1.4%
Georgia Gulf Corp.	200	3,590
Lyondell Chemical Co.	3,920	64,876
Millennium Chemicals, Inc.	890	14,240
Solutia, Inc.	610	8,711
Terra Industries, Inc. (a)	800	3,560
		94,977
Containers & Packaging - 2.3%
Packaging Corp. of America (a)	4,170	66,720
Sealed Air Corp. (a)	1,690	70,152
Smurfit-Stone Container Corp. (a)	1,060	15,868
		152,740
Metals & Mining - 2.1%
AK Steel Holding Corp.	1,560	20,888
Alcan, Inc.	300	13,427
Alcoa, Inc.	1,500	64,725
Allegheny Technologies, Inc.	1,190	24,562
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	1,070	16,767
		140,369
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - 0.1%
Bowater, Inc.	130	$ 6,266
TOTAL MATERIALS		394,352
TELECOMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 6.6%
Allegiance Telecom, Inc. (a)	2,320	35,821
Asia Global Crossing Ltd. Class A	1,710	10,414
AT&T Corp.	2,810	59,488
Covad Communications Group, Inc. (a)	3,000	3,240
Focal Communications Corp. (a)	9,550	62,171
Global Crossing Ltd. (a)	930	11,811
Impsat Fiber Networks, Inc. (a)	4,550	13,423
Jazztel PLC sponsored ADR (a)	2,250	15,750
XO Communications, Inc. Class A (a)	79,100	230,181
		442,299
Wireless Telecommunication Services - 1.9%
Nextel Communications, Inc. Class A (a)	7,250	115,420
Triton PCS Holdings, Inc. Class A (a)	280	10,293
		125,713
TOTAL TELECOMMUNICATION SERVICES		568,012
UTILITIES - 1.7%
Electric Utilities - 1.7%
AES Corp. (a)	90	4,086
CMS Energy Corp.	3,740	110,966
		115,052
TOTAL COMMON STOCKS (Cost $5,101,583)		5,599,590
Corporate Bonds - 2.9%
Moody's Ratings (unaudited)		Principal Amount	Value (Note 1)
Convertible Bonds - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Covad Communications Group, Inc. 6% 9/15/05 (d)	Caa1	$ 30,000	$ 3,300
Nonconvertible Bonds - 2.9%
CONSUMER STAPLES - 0.3%
Personal Products - 0.3%
Revlon Consumer Products Corp.:
8.625% 2/1/08	Caa3	20,000	10,200
9% 11/1/06	Caa1	10,000	7,875
			18,075
FINANCIALS - 2.3%
Diversified Financials - 2.3%
Blum CB Corp. 11.25% 6/15/11 (d)	B2	155,000	152,718
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Covad Communications Group, Inc.:
0% 3/15/08 (c)	Caa1	10,000	700
12% 2/15/10	Caa1	20,000	2,200
Focal Communications Corp. 11.875% 1/15/10	B3	40,000	16,000
NEXTLINK Communications, Inc. 0% 12/1/09 (c)	B2	20,000	4,000
			22,900
TOTAL NONCONVERTIBLE BONDS			193,693
TOTAL CORPORATE BONDS (Cost $193,251)			196,993
Cash Equivalents - 13.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.23% (b) (Cost $914,351)	914,351	$ 914,351
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $6,209,185)		6,710,934
NET OTHER ASSETS - (0.2)%		(11,458)
NET ASSETS - 100%		$ 6,699,476
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $156,018 or 2.3% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $10,413,684 and $4,661,784, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $297 for the period.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $6,316,064. Net unrealized appreciation aggregated $394,870, of which $742,846 related to appreciated investment securities and $347,976 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $6,209,185) - See accompanying schedule		$ 6,710,934
Receivable for investments sold		165,863
Receivable for fund shares sold		53,057
Dividends receivable		4,075
Interest receivable		6,524
Prepaid expenses		62,945
Receivable from investment adviser for expense reductions		10,859
Total assets		7,014,257
Liabilities
Payable for investments purchased	$ 290,709
Payable for fund shares redeemed	6,831
Distribution fees payable	3,833
Other payables and accrued expenses	13,408
Total liabilities		314,781
Net Assets		$ 6,699,476
Net Assets consist of:
Paid in capital		$ 6,670,117
Accumulated net investment loss		(15,126)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(457,260)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		501,745
Net Assets		$ 6,699,476

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,072,598 ÷ 97,492 shares)	$11.00
Maximum offering price per share (100/94.25 of $11.00)	$11.67
Class T: Net Asset Value and redemption price per share ($1,188,058 ÷ 108,124 shares)	$10.99
Maximum offering price per share (100/96.50 of $10.99)	$11.39
Class B: Net Asset Value and offering price per share ($1,073,011 ÷ 97,873 shares) A	$10.96
Class C: Net Asset Value and offering price per share ($2,903,681 ÷ 264,688 shares) A	$10.97
Institutional Class: Net Asset Value, offering price and redemption price per share ($462,128 ÷ 41,978 shares)	$11.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	December 27, 2000 (commencement of operations) to May 31, 2001 (Unaudited)
Investment Income Dividends		$ 15,239
Interest		12,355
Total income		27,594
Expenses
Management fee	$ 12,557
Transfer agent fees	3,902
Distribution fees	14,567
Accounting fees and expenses	25,503
Non-interested trustees' compensation	5
Custodian fees and expenses	7,136
Registration fees	53,452
Audit	9,528
Legal	549
Miscellaneous	16
Total expenses before reductions	127,215
Expense reductions	(84,495)	42,720
Net investment income (loss)		(15,126)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(457,283)
Foreign currency transactions	23	(457,260)
Change in net unrealized appreciation (depreciation) on:
Investment securities	501,749
Assets and liabilities in foreign currencies	(4)	501,745
Net gain (loss)		44,485
Net increase (decrease) in net assets resulting from operations		$ 29,359

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

December 27, 2000 (commencement of operations) to May 31, 2001 (Unaudited)
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (15,126)
Net realized gain (loss)	(457,260)
Change in net unrealized appreciation (depreciation)	501,745
Net increase (decrease) in net assets resulting from operations	29,359
Share transactions - net increase (decrease)	6,670,117
Total increase (decrease) in net assets	6,699,476
Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $15,126)	$ 6,699,476

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

May 31, 2001 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)
Net realized and unrealized gain (loss)	1.01
Total from investment operations	1.00
Net asset value, end of period	$ 11.00
Total Return B,C	10.00%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,073
Ratio of expenses to average net assets	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.68% A, G
Ratio of net investment income (loss) to average net assets	(.28)% A
Portfolio turnover rate	259% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to May 31, 2001.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

May 31, 2001 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)
Net realized and unrealized gain (loss)	1.01
Total from investment operations	.99
Net asset value, end of period	$ 10.99
Total Return B,C	9.90%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,188
Ratio of expenses to average net assets	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.93% A, G
Ratio of net investment income (loss) to average net assets	(.53)% A
Portfolio turnover rate	259% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to May 31, 2001.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

May 31, 2001 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)
Net realized and unrealized gain (loss)	1.00
Total from investment operations	.96
Net asset value, end of period	$ 10.96
Total Return B, C	9.60%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,073
Ratio of expenses to average net assets	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.43% A, G
Ratio of net investment income (loss) to average net assets	(1.03)% A
Portfolio turnover rate	259% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to May 31, 2001.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

May 31, 2001 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)
Net realized and unrealized gain (loss)	1.01
Total from investment operations	.97
Net asset value, end of period	$ 10.97
Total Return B, C	9.70%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,904
Ratio of expenses to average net assets	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.43% A, G
Ratio of net investment income (loss) to average net assets	(1.03)% A
Portfolio turnover rate	259% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to May 31, 2001.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

May 31, 2001 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.00)
Net realized and unrealized gain (loss)	1.01
Total from investment operations	1.01
Net asset value, end of period	$ 11.01
Total Return B, C	10.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 462
Ratio of expenses to average net assets	1.50% A, F
Ratio of expenses to average net assets after expense reductions	1.43% A, G
Ratio of net investment income (loss) to average net assets	(.03)% A
Portfolio turnover rate	259% A

A Annualized

B The total return would have been lower had certain expenses not been reduced during the period shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to May 31, 2001.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Leveraged Company Stock Fund (the fund) is a fund of Fidelity Advisor Series I (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .62% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares, except for the Institutional Class, (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 653	$ 223
Class T	1,683	430
Class B	2,857	2,354
Class C	9,374	1,323
	$ 14,567	$ 4,330

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 3,996	$ 3,705
Class T	4,340	1,205
Class B	219	219*
Class C	0	0*
	$ 8,555	$ 5,129

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC :

	Amount	% of Average Net Assets
Class A	$ 471	.18*
Class T	772	.23*
Class B	656	.23*
Class C	1,730	.19*
Institutional Class	273	.16*
	$ 3,902

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

Brokerage Commissions.The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%	$ 10,885
Class T	2.00%	14,158
Class B	2.50%	11,981
Class C	2.50%	38,791
Institutional Class	1.50%	7,210
		$ 83,025

Certain security trades were directed to brokers who paid $1,470 of the fund's expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Beneficial Interest.

At the end of the period, FDC, an affiliate of FMR was record owner of approximately 17% of the total outstanding shares of the fund. In addition, one unaffiliated shareholder was record owner of approximately 39% of the total outstanding shares of the fund.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares December 27, 2000 (commencement of operations) to May 31,	Dollars December 27, 2000 (commencement of operations) to May 31,
	2001	2001

Class A Shares sold	108,012	$ 1,151,402
Shares redeemed	(10,520)	(110,086)
Net increase (decrease)	97,492	$ 1,041,316
Class T Shares sold	109,060	$ 1,167,879
Shares redeemed	(936)	(9,592)
Net increase (decrease)	108,124	$ 1,158,287
Class B Shares sold	101,038	$ 1,083,835
Shares redeemed	(3,165)	(32,733)
Net increase (decrease)	97,873	$ 1,051,102
Class C Shares sold	266,422	$ 2,989,798
Shares redeemed	(1,734)	(18,502)
Net increase (decrease)	264,688	$ 2,971,296
Institutional Class Shares sold	53,312	$ 573,413
Shares redeemed	(11,334)	(125,297)
Net increase (decrease)	41,978	$ 448,116

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR, Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

David Glancy, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ALSFI-SANN-0701 138641
1.759103.100

(Fidelity Investment logo)(registered trademark)

Fidelity Logo (Registered Trademark)

Fidelity® Advisor

Small Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the last six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.
Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Small Cap Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Small Cap - CL A	10.30%	3.66%	98.53%
Fidelity Adv Small Cap - CL A (incl. 5.75% sales charge)	3.96%	-2.30%	87.11%
Russell 2000 ®	12.16%	5.69%	45.94%
Small Cap Funds Average	8.51%	4.50%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case six months, one year or since the fund started on September 9, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Russell 2000® Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 944 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv Small Cap - CL A	3.66%	28.60%
Fidelity Adv Small Cap - CL A (incl. 5.75% sales charge)	-2.30%	25.84%
Russell 2000	5.69%	14.87%
Small Cap Funds Average	4.50%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Small Cap Fund - Class A on September 9, 1998, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have grown to $18,711 - an 87.11% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,594 - a 45.94% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper small-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper small-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month and one year cumulative total returns for the small-cap growth funds average were, 0.82% and -8.45%, respectively; and the one year average annual total return was, -8.45%. The six month and one year cumulative total returns for the small-cap supergroup average were, 11.76% and 9.61%, respectively; and the one year average annual total return was, 9.61%.

Semiannual Report

Fidelity Advisor Small Cap Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Small Cap - CL T	10.25%	3.46%	97.12%
Fidelity Adv Small Cap - CL T (incl. 3.50% sales charge)	6.39%	-0.16%	90.22%
Russell 2000	12.16%	5.69%	45.94%
Small Cap Funds Average	8.51%	4.50%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 9, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Russell 2000 Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 944 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv Small Cap - CL T	3.46%	28.27%
Fidelity Adv Small Cap - CL T (incl. 3.50% sales charge)	-0.16%	26.60%
Russell 2000	5.69%	14.87%
Small Cap Funds Average	4.50%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Small Cap Fund - Class T on September 9, 1998, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have grown to $19,022 - a 90.22% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,594 - a 45.94% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper small-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper small-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month and one year cumulative total returns for the small-cap growth funds average were, 0.82% and -8.45%, respectively; and the one year average annual total return was, -8.45%. The six month and one year cumulative total returns for the small-cap supergroup average were, 11.76% and 9.61%, respectively; and the one year average annual total return was, 9.61%.

Semiannual Report

Fidelity Advisor Small Cap Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charges included in the past six months, one year and life of fund total return figures are 5%, 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Small Cap - CL B	9.94%	2.88%	94.22%
Fidelity Adv Small Cap - CL B (incl. contingent deferred sales charge)	4.94%	-2.12%	91.22%
Russell 2000	12.16%	5.69%	45.94%
Small Cap Funds Average	8.51%	4.50%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 9, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Russell 2000 Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months and one year average represents a peer group of 944 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 9 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv Small Cap - CL B	2.88%	27.57%
Fidelity Adv Small Cap - CL B (incl. contingent deferred sales charge)	-2.12%	26.85%
Russell 2000	5.69%	14.87%
Small Cap Funds Average	4.50%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Small Cap Fund - Class B on September 9, 1998, when the fund started. As the chart shows, by May 31, 2001, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $19,122 - a 91.22% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,594 - a 45.94% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper small-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper small-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month and one year cumulative total returns for the small-cap growth funds average were, 0.82% and -8.45%, respectively; and the one year average annual total return was, -8.45%. The six month and one year cumulative total returns for the small-cap supergroup average were, 11.76% and 9.61%, respectively; and the one year average annual total return was, 9.61%.

Semiannual Report

Fidelity Advisor Small Cap Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charges included in the past six months, one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Small Cap - CL C	9.91%	2.93%	94.82%
Fidelity Adv Small Cap - CL C (incl. contingent deferred sales charge)	8.91%	1.93%	94.82%
Russell 2000	12.16%	5.69%	45.94%
Small Cap Funds Average	8.51%	4.50%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 9, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Russell 2000 Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 944 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 11 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv Small Cap - CL C	2.93%	27.72%
Fidelity Adv Small Cap - CL C (incl. contingent deferred sales charge)	1.93%	27.72%
Russell 2000	5.69%	14.87%
Small Cap Funds Average	4.50%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Small Cap Fund - Class C on September 9, 1998, when the fund started. As the chart shows, by May 31, 2001, the value of the investment would have grown to $19,482 - a 94.82% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,594 - a 45.94% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper small-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper small-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month and one year cumulative total returns for the small-cap growth funds average were, 0.82% and -8.45%, respectively; and the one year average annual total return was, -8.45%. The six month and one year cumulative total returns for the small-cap supergroup average were, 11.76% and 9.61%, respectively; and the one year average annual total return was, 9.61%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with Harry Lange, Portfolio Manager of Fidelity Advisor Small Cap Fund

Q. How did the fund perform, Harry?

A. For the six months that ended May 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 10.30%, 10.25%, 9.94% and 9.91%, respectively. The Russell 2000® Index returned 12.16% during the same period, while the small-cap funds average returned 8.51%, according to Lipper Inc. For the 12 months that ended May 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 3.66%, 3.46%, 2.88% and 2.93%, respectively. The Russell 2000 and Lipper average returned 5.69% and 4.50%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What factors helped shape the fund's performance during the period?

A. The fund's returns relative to both its index and peer group actually masked the high degree of volatility we witnessed during the period. Technology stocks - particularly those in aggressive growth areas such as storage and semiconductors - were the hardest hit during the period, while small-cap value stocks enjoyed a long overdue rally. Against this backdrop, I tried to balance the fund between growth stocks that I felt could gain market share in a slowing economy, and value stocks with strong brand names and solid growth prospects. The fund's top 20 or so positions were split evenly between growth and value, and this balance helped the fund. The fact that the Russell 2000 is more value-oriented than the fund could explain why the fund lagged the index during the period.

Q. Can you give some examples of both growth and value stocks that fit into your thinking?

A. The fund's investments in American Italian Pasta Co. - its largest single position at the end of May - and Cima Labs qualified as good growth examples. American Italian Pasta makes nine of the 10 major store brands of pasta, and the company continued to capture market share through acquisitions. Cima Labs, on the other hand, was one of the few biotechnology stocks that fared well during the period. The company developed a new technology for fast-dissolving tablets, and several drug companies have been attracted. On the value side, the fund's stakes in energy services names such as Teekay Shipping and BJ Services fit into my strategy. Teekay Shipping - which owns a large fleet of oil tankers - and BJ Services, which is more involved in the exploration of energy, both benefited from shortages in oil.

Q. What other strategies did you pursue?

A. I also focused on consumer-related stocks that I felt weren't heavily dependent on economic swings. For instance, two of the fund's better performers during the period were gaming stocks WMS Industries and Anchor Gaming. Both companies make assorted games and slot machines, and they benefited from the addition of several new casinos in California. Consumer companies with reputable brand names also appealed to me. For example, Callaway Golf and recreational sports company Brunswick had fallen out of favor for a stretch of time, but I felt the companies' strong brand recognition would help them turn things around. Both stocks contributed positively to the fund's performance during the period.

Q. Which other stocks performed well during the period? Which would you classify as disappointments?

A. The fund's best individual performer was AC Nielsen, a market research company that rose in value after it was acquired by another company. Since the merger, AC Nielsen is no longer a separate entity. Another good stock was Copart, an auto auction company that has been able to utilize the Internet quite effectively. As far as disappointments, the fund's position in biotech company Celgene suffered as the company ran into product approval snags. Other laggards included SilverStream Software, Tumbleweed Communications and Nuance, each of which fell in value as the technology sector declined. As the period ended, I had sold off my stakes in Tumbleweed and Nuance.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook, Harry?

A. We're likely to see continued earnings disappointments, at least through the third quarter of this year. That said, I'll keep looking for companies that I think can hold up in a challenging environment, as well as brand-name stocks that have fallen deeply in value. Looking out further, I may position the fund more aggressively in tech stocks, particularly if I feel prices have hit new depths.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks long-term growth of capital by investing primarily in equity securities of companies with small market capitalizations

Start date: September 9, 1998

Size: as of May 31, 2001, more than $1.4 billion

Manager: Harry Lange, since inception; research director, Fidelity Investments Far East, 1988-1992; joined Fidelity in 1987

3

Harry Lange on a variety of subjects:

Tech strategy: "Most tech stocks took a beating during the period, but I was able to find some indirect technology opportunities. One strategy was to look for companies with proprietary products currently in wide use in technology circles. Examples included Millipore, which makes purification and filtration equipment for both technology and health care companies, and Mettler-Toledo, which manufactures electronic balances and scales."

Market cap: "A company's market capitalization is simply the total value of its issued and outstanding common stock. As a small-cap investor, I typically look for stocks with market caps of $1.5 billion or under. In 1998 and 1999, it seemed that as soon as companies issued IPOs, their market cap values would roar past that mark within minutes. As the IPO market has cooled off recently, it's made for more small-cap opportunities."

Investment style: "Shareholders can get a sense of whether I'm positioning the fund to be growth- or value-oriented by looking at the fund's top 20 or so holdings. If there's a tilt toward stocks in areas such as biotechnology and technology, chances are that growth is being rewarded. If we're in a value market, you're more likely to see consumer staple stocks, or transportation and construction-related investments."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
American Italian Pasta Co. Class A	4.0	0.2
WMS Industries, Inc.	3.5	2.0
Copart, Inc.	3.2	2.5
Brunswick Corp.	3.2	0.4
Robert Mondavi Corp. Class A	2.7	1.9
Expeditors International of Washington, Inc.	2.7	2.4
LNR Property Corp.	2.6	0.0
Lennar Corp.	2.4	2.6
CIMA Labs, Inc.	2.3	0.0
Teekay Shipping Corp.	2.2	2.8
	28.8
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	27.5	23.0
Industrials	18.8	21.1
Information Technology	17.4	19.5
Consumer Staples	6.9	3.8
Health Care	6.8	11.2
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 94.1%		Stocks 92.2%
	Short-Term Investments and Net Other Assets 5.9%		Short-Term Investments and Net Other Assets 7.8%
* Foreign investments	6.2%	** Foreign investments	5.9%

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 27.5%
Hotels Restaurants & Leisure - 2.2%
Anchor Gaming (a)	500,000	$ 31,830
Bally Total Fitness Holding Corp. (a)	22,800	547
		32,377
Household Durables - 3.2%
A.T. Cross & Co. Class A (a)	246,300	1,761
Beazer Homes USA, Inc. (a)	45,000	2,700
D.R. Horton, Inc.	341,980	7,052
Lennar Corp.	945,000	34,965
		46,478
Internet & Catalog Retail - 0.2%
1-800-FLOWERS.COM, Inc. Class A (a)	273,300	2,706
Leisure Equipment & Products - 8.8%
Brunswick Corp.	2,050,600	46,344
Callaway Golf Co.	1,295,000	29,409
WMS Industries, Inc. (a)(c)	1,673,900	50,250
		126,003
Media - 3.3%
Capital Radio PLC	337,435	3,661
Hispanic Broadcasting Corp. (a)	200,000	4,950
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	555,000	8,308
Radio One, Inc.:
Class A	441,000	8,379
Class D (non-vtg.) (a)	882,000	15,726
Scottish Radio Holdings PLC	5,610	87
SKY Perfect Communications, Inc.	5,500	6,693
		47,804
Multiline Retail - 1.0%
Neiman Marcus Group, Inc. Class A (a)	200,000	6,650
SAZABY, Inc.	155,600	7,352
		14,002
Specialty Retail - 6.1%
Barbeques Galore Ltd. sponsored ADR (a)	50,000	155
Copart, Inc. (a)	1,938,100	46,514
Handleman Co. (a)(c)	1,520,000	18,468
Pacific Sunwear of California, Inc. (a)	20,000	460
Sharper Image Corp. (a)(c)	1,191,900	13,874
Yamada Denki Co. Ltd.	100,000	8,896
		88,367
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - 2.7%
Liz Claiborne, Inc.	410,000	$ 21,226
Skechers U.S.A., Inc. Class A (a)	500,000	17,550
		38,776
TOTAL CONSUMER DISCRETIONARY		396,513
CONSUMER STAPLES - 6.9%
Beverages - 2.9%
Golden State Vintners, Inc. Class B (a)(c)	378,500	3,198
Robert Mondavi Corp. Class A (a)(c)	799,900	38,731
		41,929
Food Products - 4.0%
American Italian Pasta Co. Class A (a)(c)	1,451,400	57,839
TOTAL CONSUMER STAPLES		99,768
ENERGY - 4.1%
Energy Equipment & Services - 4.1%
BJ Services Co. (a)	280,000	21,000
Carbo Ceramics, Inc.	400,000	14,380
Nabors Industries, Inc. (a)	100,000	5,085
Patterson-UTI Energy, Inc. (a)	225,000	6,626
Rowan Companies, Inc. (a)	230,000	6,884
Smith International, Inc. (a)	60,000	4,662
		58,637
Oil & Gas - 0.0%
Kerr-McGee Corp.	14,501	1,010
TOTAL ENERGY		59,647
FINANCIALS - 5.5%
Banks - 0.8%
Investors Financial Services Corp.	1,200	78
Silicon Valley Bancshares (a)	400,000	11,060
		11,138
Diversified Financials - 0.3%
E*TRADE Group, Inc. (a)	20,000	150
Waddell & Reed Financial, Inc. Class A	150,000	4,668
		4,818
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - 0.7%
American Physicians Capital, Inc.	179,880	$ 3,443
Markel Corp. (a)	20,000	3,915
PMI Group, Inc.	30,000	2,094
UICI (a)	100,000	850
		10,302
Real Estate - 3.7%
Alexandria Real Estate Equities, Inc.	220,000	8,010
Apartment Investment & Management Co. Class A	73,740	3,382
CBL & Associates Properties, Inc.	51,027	1,459
CenterPoint Properties Trust	11,820	567
Duke-Weeks Realty Corp.	29,580	691
Home Properties of New York, Inc.	2,447	70
LNR Property Corp. (c)	1,200,000	37,320
Reckson Associates Realty Corp.	100,000	2,170
		53,669
TOTAL FINANCIALS		79,927
HEALTH CARE - 6.8%
Biotechnology - 2.3%
Celgene Corp. (a)	150,000	4,256
Exelixis, Inc. (a)	200,000	3,034
Human Genome Sciences, Inc. (a)	400,000	26,540
		33,830
Health Care Equipment & Supplies - 0.2%
Resmed, Inc. (a)	50,000	2,730
Health Care Providers & Services - 2.0%
AmeriSource Health Corp. Class A (a)	100,000	5,771
Caremark Rx, Inc. (a)	21,900	357
Patterson Dental Co. (a)	230,300	7,858
Priority Healthcare Corp. Class B (a)	350,000	12,103
Syncor International Corp. (a)	100,000	2,914
		29,003
Pharmaceuticals - 2.3%
CIMA Labs, Inc. (a)	441,500	32,450
TOTAL HEALTH CARE		98,013
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 18.8%
Air Freight & Couriers - 4.0%
Expeditors International of Washington, Inc.	600,000	$ 38,634
Forward Air Corp. (a)	628,400	19,166
		57,800
Building Products - 0.4%
Dal-Tile International, Inc. (a)	318,100	5,090
Commercial Services & Supplies - 6.8%
ChoicePoint, Inc.	149,467	5,754
CompX International, Inc. Class A	89,134	1,105
eFunds Corp.	750,700	15,697
FactSet Research Systems, Inc.	505,000	20,256
Korn/Ferry International (a)	1,150,000	24,898
Modis Professional Services, Inc. (a)	462,500	2,641
Pegasus Solutions, Inc. (a)	550,590	6,337
ProsoftTraining.com (a)	490,000	1,039
Republic Services, Inc. (a)	600,000	11,028
Waste Connections, Inc. (a)	300,000	8,958
		97,713
Construction & Engineering - 0.7%
Granite Construction, Inc.	100,000	2,725
Jacobs Engineering Group, Inc. (a)	100,000	7,460
		10,185
Electrical Equipment - 0.8%
Power-One, Inc. (a)	591,500	12,090
Machinery - 1.1%
Albany International Corp. Class A (a)	143,800	3,181
Circor International, Inc.	126,500	2,970
Quixote Corp.	250,000	6,300
Roper Industries, Inc.	100,000	4,108
		16,559
Marine - 4.0%
Frontline Ltd.	1,000,000	20,456
Knightsbridge Tankers Ltd.	200,000	5,046
Teekay Shipping Corp.	638,090	31,905
		57,407
Trading Companies & Distributors - 0.5%
Fastenal Co.	100,000	6,711
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.5%
Sea Containers Ltd. Class A	370,000	$ 6,660
TOTAL INDUSTRIALS		270,215
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 2.3%
Andrew Corp. (a)	100,000	1,722
Anixter International, Inc. (a)	200,000	5,980
Avaya, Inc. (e)	123	1
Cable Design Technologies Corp. (a)	1,552,500	22,046
Centillium Communications, Inc.	176,000	4,136
Lucent Technologies, Inc.	13,381	105
Lucent Technologies, Inc. (e)	1,486	9
		33,999
Electronic Equipment & Instruments - 4.4%
KEMET Corp. (a)	23,000	422
Kent Electronics Corp. (a)	153,700	3,291
Mettler-Toledo International, Inc. (a)	700,000	31,430
Millipore Corp.	501,070	27,834
		62,977
Internet Software & Services - 4.0%
Art Technology Group, Inc. (a)	1,251,000	10,746
Homestore.com, Inc. (a)	300,000	8,535
Hotel Reservations Network, Inc. Class A (a)	100,000	3,838
I-Many, Inc.	200,000	3,364
IntraNet Solutions, Inc. (a)	100,000	3,612
Jupiter Media Metrix, Inc. (a)	156,900	243
MatrixOne, Inc. (a)	400,000	7,400
Netegrity, Inc. (a)	275,000	9,309
RealNetworks, Inc. (a)	41,200	454
SilverStream Software, Inc. (a)	807,800	5,340
Travelocity.com, Inc. (a)	95,000	3,065
VeriSign, Inc. (a)	20,000	1,130
Vignette Corp. (a)	15,400	126
		57,162
IT Consulting & Services - 1.6%
Comptel Oyj	300,000	3,025
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Consulting & Services - continued
Forrester Research, Inc. (a)	400,000	$ 9,364
Investment Technology Group, Inc. (a)	200,000	10,100
		22,489
Semiconductor Equipment & Products - 3.2%
Celeritek, Inc. (a)	50,000	650
General Semiconductor, Inc. (a)	576,900	6,392
Integrated Circuit Systems, Inc.	130,800	2,149
IXYS Corp. (a)	209,000	2,719
Jenoptik AG	51,500	1,242
LAM Research Corp. (a)	500,000	13,810
LTX Corp. (a)	200,000	4,852
Microchip Technology, Inc. (a)	88,965	2,042
Semtech Corp. (a)	435,280	11,718
		45,574
Software - 1.9%
Autodesk, Inc.	25,000	763
J.D. Edwards & Co. (a)	600,000	6,480
NetIQ Corp. (a)	50,400	1,225
Numerical Technologies, Inc. (a)	83,900	1,628
Pumatech, Inc. (a)(d)	55,200	201
RadiSys Corp. (a)	570,000	14,130
Vastera, Inc.	284,800	3,418
		27,845
TOTAL INFORMATION TECHNOLOGY		250,046
MATERIALS - 4.5%
Chemicals - 0.4%
Arch Chemicals, Inc.	132,200	2,869
Georgia Gulf Corp.	126,600	2,272
		5,141
Construction Materials - 3.1%
Florida Rock Industries, Inc.	424,310	20,409
Martin Marietta Materials, Inc.	500,000	24,685
		45,094
Containers & Packaging - 0.4%
Aptargroup, Inc.	150,000	4,944
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 0.5%
Allegheny Technologies, Inc.	300,000	$ 6,192
Placer Dome, Inc.	93,590	989
		7,181
Paper & Forest Products - 0.1%
Georgia-Pacific Corp.	50,000	1,773
TOTAL MATERIALS		64,133
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.0%
Lexent, Inc.	50,700	241
TeraBeam Networks (e)	4,400	4
		245
Wireless Telecommunication Services - 1.6%
Aether Systems, Inc. (a)	200,000	2,314
Boston Communications Group, Inc. (a)	400,000	4,800
Metro One Telecommunications, Inc. (a)	252,600	11,370
Triton PCS Holdings, Inc. Class A (a)	100,000	3,676
		22,160
TOTAL TELECOMMUNICATION SERVICES		22,405
UTILITIES - 1.0%
Electric Utilities - 1.0%
Bangor Hydro-Electric Co.	159,900	4,229
Black Hills Corp.	177,900	9,767
		13,996
TOTAL COMMON STOCKS (Cost $1,164,839)		1,354,663
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (e)	7,200	29
Convertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Aerie Networks, Inc. Series C (e)	124,000	$ 434
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,209)		463
Cash Equivalents - 8.5%

Fidelity Cash Central Fund, 4.23% (b) (Cost $122,028)	122,027,674	122,028
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,288,076)		1,477,154
NET OTHER ASSETS - (2.6)%		(36,879)
NET ASSETS - 100%		$ 1,440,275
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $201,000 or 0.0% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aerie Networks, Inc. Series C	12/21/00	$ 1,085
Avaya, Inc.	5/19/00	$ 1
Chorum Technologies Series E	9/19/00	$ 124
Lucent Technologies, Inc.	5/19/00	$ 11
TeraBeam Networks	4/7/00	$ 17
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $698,543,000 and $670,403,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $36,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $477,000 or 0.0% of net assets.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $1,291,441,000. Net unrealized appreciation aggregated $185,713,000, of which $310,399,000 related to appreciated investment securities and $124,686,000 related to depreciated investment securities.

At November 30, 2000, the fund had a capital loss carryforward of approximately $2,487,000 all of which will expire on November 30, 2008.
The fund intends to elect to defer to its fiscal year ending November 30, 2001 approximately $22,288,000 of losses recognized during the period November 1, 2000 to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,527) (cost $1,288,076) - See accompanying schedule		$ 1,477,154
Receivable for investments sold		2,854
Receivable for fund shares sold		2,124
Dividends receivable		1,587
Interest receivable		502
Total assets		1,484,221
Liabilities
Payable for investments purchased	$ 11,329
Payable for fund shares redeemed	6,439
Accrued management fee	866
Distribution fees payable	771
Other payables and accrued expenses	436
Collateral on securities loaned, at value	24,105
Total liabilities		43,946
Net Assets		$ 1,440,275
Net Assets consist of:
Paid in capital		$ 1,304,603
Accumulated net investment (loss)		(4,617)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(48,758)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		189,047
Net Assets		$ 1,440,275

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($116,200 ÷ 6,030 shares)	$19.27
Maximum offering price per share (100/94.25 of $19.27)	$20.45
Class T: Net Asset Value and redemption price per share ($699,419 ÷ 36,530 shares)	$19.15
Maximum offering price per share (100/96.50 of $19.15)	$19.84
Class B: Net Asset Value and offering price per share ($315,138 ÷ 16,666 shares) A	$18.91
Class C: Net Asset Value and offering price per share ($244,246 ÷ 12,876 shares) A	$18.97
Institutional Class: Net Asset Value, offering price and redemption price per share ($65,272 ÷ 3,365 shares)	$19.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends (including $61 received from affiliated issuers)		$ 4,780
Interest		1,692
Security lending		203
Total income		6,675
Expenses
Management fee	$ 4,930
Transfer agent fees	1,963
Distribution fees	4,420
Accounting and security lending fees	176
Non-interested trustees' compensation	2
Custodian fees and expenses	33
Audit	17
Legal	4
Miscellaneous	4
Total expenses before reductions	11,549
Expense reductions	(168)	11,381
Net investment income (loss)		(4,706)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized loss of $19,734 on sales of affiliated issuers)	(20,351)
Foreign currency transactions	(7)	(20,358)
Change in net unrealized appreciation (depreciation) on:
Investment securities	153,063
Assets and liabilities in foreign currencies	(28)	153,035
Net gain (loss)		132,677
Net increase (decrease) in net assets resulting from operations		$ 127,971

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (4,706)	$ (13,866)
Net realized gain (loss)	(20,358)	(26,469)
Change in net unrealized appreciation (depreciation)	153,035	(163,336)
Net increase (decrease) in net assets resulting from operations	127,971	(203,671)
Distributions to shareholders from net realized gains	-	(27,276)
Share transactions - net increase (decrease)	17,487	574,132
Total increase (decrease) in net assets	145,458	343,185
Net Assets
Beginning of period	1,294,817	951,632
End of period (including undistributed net investment income (loss) of $(4,617) and $89, respectively)	$ 1,440,275	$ 1,294,817

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.47	$ 19.84	$ 12.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	(.12) E	(.09) F	(.01)
Net realized and unrealized gain (loss)	1.83	(1.69)	7.63	2.36
Total from investment operations	1.80	(1.81)	7.54	2.35
Less Distributions
From net realized gain	-	(.56)	(.05)	-
Net asset value, end of period	$ 19.27	$ 17.47	$ 19.84	$ 12.35
Total Return B, C	10.30%	(9.59)%	61.19%	23.50%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 116	$ 104	$ 68	$ 10
Ratio of expenses to average net assets	1.34% A	1.30%	1.36%	1.75% A, H
Ratio of expenses to average net assets after expense reductions	1.31% A, I	1.29% I	1.33% I	1.68% A, I
Ratio of net investment income (loss) to average net assets	(.31)% A	(.57)%	(.55)%	(.40)% A
Portfolio turnover rate	105% A	64%	62%	204% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period September 9, 1998 (commencement of sale of Class A shares) to November 30, 1998.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

I FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.37	$ 19.77	$ 12.34	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.05)	(.17) E	(.13) F	(.02)
Net realized and unrealized gain (loss)	1.83	(1.69)	7.61	2.36
Total from investment operations	1.78	(1.86)	7.48	2.34
Less Distributions
From net realized gain	-	(.54)	(.05)	-
Net asset value, end of period	$ 19.15	$ 17.37	$ 19.77	$ 12.34
Total Return B, C	10.25%	(9.87)%	60.75%	23.40%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 699	$ 625	$ 458	$ 72
Ratio of expenses to average net assets	1.57% A	1.53%	1.59%	2.00% A, H
Ratio of expenses to average net assets after expense reductions	1.55% A, I	1.53%	1.56% I	1.93% A, I
Ratio of net investment income (loss) to average net assets	(.55)% A	(.80)%	(.77)%	(.63)% A
Portfolio turnover rate	105% A	64%	62%	204% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period September 9, 1998 (commencement of sale of Class T shares) to November 30, 1998.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

I FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.20	$ 19.63	$ 12.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.10)	(.28) E	(.21) F	(.03)
Net realized and unrealized gain (loss)	1.81	(1.66)	7.58	2.34
Total from investment operations	1.71	(1.94)	7.37	2.31
Less Distributions
From net realized gain	-	(.49)	(.05)	-
Net asset value, end of period	$ 18.91	$ 17.20	$ 19.63	$ 12.31
Total Return B, C	9.94%	(10.31)%	60.01%	23.10%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 315	$ 287	$ 200	$ 24
Ratio of expenses to average net assets	2.11% A	2.06%	2.12%	2.50% A, H
Ratio of expenses to average net assets after expense reductions	2.08% A, I	2.05% I	2.09% I	2.43% A, I
Ratio of net investment income (loss) to average net assets	(1.09)% A	(1.33)%	(1.30)%	(1.15)% A
Portfolio turnover rate	105% A	64%	62%	204% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period September 9, 1998 (commencement of sale of Class B shares) to November 30, 1998.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

I FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.26	$ 19.68	$ 12.34	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.09)	(.27) E	(.21) F	(.03)
Net realized and unrealized gain (loss)	1.80	(1.66)	7.60	2.37
Total from investment operations	1.71	(1.93)	7.39	2.34
Less Distributions
From net realized gain	-	(.49)	(.05)	-
Net asset value, end of period	$ 18.97	$ 17.26	$ 19.68	$ 12.34
Total Return B, C	9.91%	(10.23)%	60.02%	23.40%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 244	$ 220	$ 160	$ 22
Ratio of expenses to average net assets	2.07% A	2.02%	2.09%	2.50% A, H
Ratio of expenses to average net assets after expense reductions	2.04% A, I	2.02%	2.06% I	2.44% A, I
Ratio of net investment income (loss) to average net assets	(1.05)% A	(1.29)%	(1.27)%	(1.15)% A
Portfolio turnover rate	105% A	64%	62%	204% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period September 9, 1998 (commencement of sale of Class C shares) to November 30, 1998.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

I FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.55	$ 19.89	$ 12.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	(.05) E	(.04) F	(.00)
Net realized and unrealized gain (loss)	1.84	(1.70)	7.63	2.35
Total from investment operations	1.85	(1.75)	7.59	2.35
Less Distributions
From net realized gain	-	(.59)	(.05)	-
Net asset value, end of period	$ 19.40	$ 17.55	$ 19.89	$ 12.35
Total Return B, C	10.54%	(9.28)%	61.60%	23.50%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 59	$ 67	$ 13
Ratio of expenses to average net assets	.95% A	.97%	1.05%	1.50% A, H
Ratio of expenses to average net assets after expense reductions	.93% A, I	.96% I	1.02% I	1.42% A, I
Ratio of net investment income (loss) to average net assets	.07% A	(.24)%	(.24)%	(.15)% A
Portfolio turnover rate	105%	64%	62%	204% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period September 9, 1998 (commencement of sale of Institutional Class shares) to November 30, 1998.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

I FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Small Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, non-taxable dividends, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund' s investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .73% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the funds assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00% *
Class C	1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 136,000	$ 1,000
Class T	1,653,000	7,000
Class B	1,496,000	1,123,000
Class C	1,135,000	328,000
	$ 4,420,000	$ 1,459,000

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 180,000	$ 53,000
Class T	225,000	60,000
Class B	438,000	438,000 *
Class C	48,000	48,000 *
	$ 891,000	$ 599,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 166,000	.31 *
Class T	956,000	.29 *
Class B	472,000	.32 *
Class C	313,000	.28 *
Institutional Class	56,000	.18 *
	$ 1,963,000

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $161,000 under this arrangement.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, the fund's custodian fees were reduced by $7,000 under this arrangement.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Amounts in thousands	Six months ended May 31, 2001	Year ended November 30, 2000
From net realized gain
Class A	$ -	$ 2,040
Class T	-	13,514
Class B	-	5,372
Class C	-	4,278
Institutional Class	-	2,072
Total	$ -	$ 27,276

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Amounts in thousands	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000
Class A Shares sold	1,308	4,062	$ 24,001	$ 87,506
Reinvestment of distributions	-	90	-	1,888
Shares redeemed	(1,218)	(1,615)	(22,216)	(34,152)
Net increase (decrease)	90	2,537	$ 1,785	$ 55,242
Class T Shares sold	8,109	25,746	$ 148,881	$ 553,391
Reinvestment of distributions	-	606	-	12,682
Shares redeemed	(7,542)	(13,534)	(136,888)	(288,272)
Net increase (decrease)	567	12,818	$ 11,993	$ 277,801
Class B Shares sold	1,780	8,732	$ 32,148	$ 187,110
Reinvestment of distributions	-	203	-	4,232
Shares redeemed	(1,768)	(2,456)	(31,681)	(51,649)
Net increase (decrease)	12	6,479	$ 467	$ 139,693
Class C Shares sold	2,401	8,099	$ 44,559	$ 173,815
Reinvestment of distributions	-	171	-	3,564
Shares redeemed	(2,296)	(3,608)	(41,463)	(75,026)
Net increase (decrease)	105	4,662	$ 3,096	$ 102,353
Institutional Class Shares sold	1,397	3,664	$ 25,778	$ 78,069
Reinvestment of distributions	-	66	-	1,379
Shares redeemed	(1,411)	(3,734)	(25,632)	(80,405)
Net increase (decrease)	(14)	(4)	$ 146	$ (957)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Advanced Power Technology, Inc.	$ -	$ 2,953	$ -	$ -
American Italian Pasta Co. Class A	12,611	-	-	57,839
Gadzooks, Inc.	-	932	-	-
Golden State Vinters, Inc. Class B	-	-	-	3,198
Handleman Co.	1,794	-	-	18,468
LNR Property Corp.	-	-	15	37,320
Polymer Group, Inc.	-	10,957	46	-
Robert Mondavi Corp. Class A	14,646	-	-	38,731
Sharper Image Corp.	6,353	-	-	13,874
SilverStream Software, Inc.	-	15,249	-	-
WMS Industries, Inc.	-	-	-	50,250
TOTALS	$ 35,404	$ 30,091	$ 61	$ 219,680

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Harry Lange, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ASCF-SANN-0701 138622
1.721218.102

(Fidelity Investment logo)(registered trademark)

Fidelity Logo (Registered Trademark)

Fidelity® Advisor

Small Cap

Fund - Institutional Class

Semiannual Report

May 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the last six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Small Cap Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Small Cap - Inst CL	10.54%	4.08%	100.14%
Russell 2000®	12.16%	5.69%	45.94%
Small Cap Funds Average	8.51%	4.50%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 9, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Russell 2000® Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 944 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv Small Cap - Inst CL	4.08%	28.99%
Russell 2000	5.69%	14.87%
Small Cap Funds Average	4.50%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Small Cap Fund - Institutional Class on September 9, 1998, when the fund started. As the chart shows, by May 31, 2001, the value of the investment would have grown to $20,014 - a 100.14% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,594 - a 45.94% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks or bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper small-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper small-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month and one year cumulative total returns for the small-cap growth funds average were, 0.82% and -8.45%, respectively; and the one year average annual total return was, -8.45%. The six month and one year cumulative total returns for the small-cap supergroup average were, 11.76% and 9.61%, respectively; and the one year average annual total return was, 9.61%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with Harry Lange, Portfolio Manager of Fidelity Advisor Small Cap Fund

Q. How did the fund perform, Harry?

A. For the six months that ended May 31, 2001, the fund's Institutional Class shares returned 10.54%. The Russell 2000® Index returned 12.16% during the same period, while the small-cap funds average returned 8.51%, according to Lipper Inc. For the 12 months that ended May 31, 2001, the fund's Institutional Class shares returned 4.08%. The Russell 2000 and Lipper average returned 5.69% and 4.50%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What factors helped shape the fund's performance during the period?

A. The fund's returns relative to both its index and peer group actually masked the high degree of volatility we witnessed during the period. Technology stocks - particularly those in aggressive growth areas such as storage and semiconductors - were the hardest hit during the period, while small-cap value stocks enjoyed a long overdue rally. Against this backdrop, I tried to balance the fund between growth stocks that I felt could gain market share in a slowing economy, and value stocks with strong brand names and solid growth prospects. The fund's top 20 or so positions were split evenly between growth and value, and this balance helped the fund. The fact that the Russell 2000 is more value-oriented than the fund could explain why the fund lagged the index during the period.

Q. Can you give some examples of both growth and value stocks that fit into your thinking?

A. The fund's investments in American Italian Pasta Co. - its largest single position at the end of May - and Cima Labs qualified as good growth examples. American Italian Pasta makes nine of the 10 major store brands of pasta, and the company continued to capture market share through acquisitions. Cima Labs, on the other hand, was one of the few biotechnology stocks that fared well during the period. The company developed a new technology for fast-dissolving tablets, and several drug companies have been attracted. On the value side, the fund's stakes in energy services names such as Teekay Shipping and BJ Services fit into my strategy. Teekay Shipping - which owns a large fleet of oil tankers - and BJ Services, which is more involved in the exploration of energy, both benefited from shortages in oil.

Q. What other strategies did you pursue?

A. I also focused on consumer-related stocks that I felt weren't heavily dependent on economic swings. For instance, two of the fund's better performers during the period were gaming stocks WMS Industries and Anchor Gaming. Both companies make assorted games and slot machines, and they benefited from the addition of several new casinos in California. Consumer companies with reputable brand names also appealed to me. For example, Callaway Golf and recreational sports company Brunswick had fallen out of favor for a stretch of time, but I felt the companies' strong brand recognition would help them turn things around. Both stocks contributed positively to the fund's performance during the period.

Q. Which other stocks performed well during the period? Which would you classify as disappointments?

A. The fund's best individual performer was AC Nielsen, a market research company that rose in value after it was acquired by another company. Since the merger, AC Nielsen is no longer a separate entity. Another good stock was Copart, an auto auction company that has been able to utilize the Internet quite effectively. As far as disappointments, the fund's position in biotech company Celgene suffered as the company ran into product approval snags. Other laggards included SilverStream Software, Tumbleweed Communications and Nuance, each of which fell in value as the technology sector declined. As the period ended, I had sold off my stakes in Tumbleweed and Nuance.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook, Harry?

A. We're likely to see continued earnings disappointments, at least through the third quarter of this year. That said, I'll keep looking for companies that I think can hold up in a challenging environment, as well as brand-name stocks that have fallen deeply in value. Looking out further, I may position the fund more aggressively in tech stocks, particularly if I feel prices have hit new depths.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks long-term growth of capital by investing primarily in equity securities of companies with small market capitalizations

Start date: September 9, 1998

Size: as of May 31, 2001, more than $1.4 billion

Manager: Harry Lange, since inception; research director, Fidelity Investments Far East, 1988-1992; joined Fidelity in 1987

3

Harry Lange on a variety of subjects:

Tech strategy: "Most tech stocks took a beating during the period, but I was able to find some indirect technology opportunities. One strategy was to look for companies with proprietary products currently in wide use in technology circles. Examples included Millipore, which makes purification and filtration equipment for both technology and health care companies, and Mettler-Toledo, which manufactures electronic balances and scales."

Market cap: "A company's market capitalization is simply the total value of its issued and outstanding common stock. As a small-cap investor, I typically look for stocks with market caps of $1.5 billion or under. In 1998 and 1999, it seemed that as soon as companies issued IPOs, their market cap values would roar past that mark within minutes. As the IPO market has cooled off recently, it's made for more small-cap opportunities."

Investment style: "Shareholders can get a sense of whether I'm positioning the fund to be growth- or value-oriented by looking at the fund's top 20 or so holdings. If there's a tilt toward stocks in areas such as biotechnology and technology, chances are that growth is being rewarded. If we're in a value market, you're more likely to see consumer staple stocks, or transportation and construction-related investments."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
American Italian Pasta Co. Class A	4.0	0.2
WMS Industries, Inc.	3.5	2.0
Copart, Inc.	3.2	2.5
Brunswick Corp.	3.2	0.4
Robert Mondavi Corp. Class A	2.7	1.9
Expeditors International of Washington, Inc.	2.7	2.4
LNR Property Corp.	2.6	0.0
Lennar Corp.	2.4	2.6
CIMA Labs, Inc.	2.3	0.0
Teekay Shipping Corp.	2.2	2.8
	28.8
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	27.5	23.0
Industrials	18.8	21.1
Information Technology	17.4	19.5
Consumer Staples	6.9	3.8
Health Care	6.8	11.2
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 94.1%		Stocks 92.2%
	Short-Term Investments and Net Other Assets 5.9%		Short-Term Investments and Net Other Assets 7.8%
* Foreign investments	6.2%	** Foreign investments	5.9%

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 27.5%
Hotels Restaurants & Leisure - 2.2%
Anchor Gaming (a)	500,000	$ 31,830
Bally Total Fitness Holding Corp. (a)	22,800	547
		32,377
Household Durables - 3.2%
A.T. Cross & Co. Class A (a)	246,300	1,761
Beazer Homes USA, Inc. (a)	45,000	2,700
D.R. Horton, Inc.	341,980	7,052
Lennar Corp.	945,000	34,965
		46,478
Internet & Catalog Retail - 0.2%
1-800-FLOWERS.COM, Inc. Class A (a)	273,300	2,706
Leisure Equipment & Products - 8.8%
Brunswick Corp.	2,050,600	46,344
Callaway Golf Co.	1,295,000	29,409
WMS Industries, Inc. (a)(c)	1,673,900	50,250
		126,003
Media - 3.3%
Capital Radio PLC	337,435	3,661
Hispanic Broadcasting Corp. (a)	200,000	4,950
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	555,000	8,308
Radio One, Inc.:
Class A	441,000	8,379
Class D (non-vtg.) (a)	882,000	15,726
Scottish Radio Holdings PLC	5,610	87
SKY Perfect Communications, Inc.	5,500	6,693
		47,804
Multiline Retail - 1.0%
Neiman Marcus Group, Inc. Class A (a)	200,000	6,650
SAZABY, Inc.	155,600	7,352
		14,002
Specialty Retail - 6.1%
Barbeques Galore Ltd. sponsored ADR (a)	50,000	155
Copart, Inc. (a)	1,938,100	46,514
Handleman Co. (a)(c)	1,520,000	18,468
Pacific Sunwear of California, Inc. (a)	20,000	460
Sharper Image Corp. (a)(c)	1,191,900	13,874
Yamada Denki Co. Ltd.	100,000	8,896
		88,367
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - 2.7%
Liz Claiborne, Inc.	410,000	$ 21,226
Skechers U.S.A., Inc. Class A (a)	500,000	17,550
		38,776
TOTAL CONSUMER DISCRETIONARY		396,513
CONSUMER STAPLES - 6.9%
Beverages - 2.9%
Golden State Vintners, Inc. Class B (a)(c)	378,500	3,198
Robert Mondavi Corp. Class A (a)(c)	799,900	38,731
		41,929
Food Products - 4.0%
American Italian Pasta Co. Class A (a)(c)	1,451,400	57,839
TOTAL CONSUMER STAPLES		99,768
ENERGY - 4.1%
Energy Equipment & Services - 4.1%
BJ Services Co. (a)	280,000	21,000
Carbo Ceramics, Inc.	400,000	14,380
Nabors Industries, Inc. (a)	100,000	5,085
Patterson-UTI Energy, Inc. (a)	225,000	6,626
Rowan Companies, Inc. (a)	230,000	6,884
Smith International, Inc. (a)	60,000	4,662
		58,637
Oil & Gas - 0.0%
Kerr-McGee Corp.	14,501	1,010
TOTAL ENERGY		59,647
FINANCIALS - 5.5%
Banks - 0.8%
Investors Financial Services Corp.	1,200	78
Silicon Valley Bancshares (a)	400,000	11,060
		11,138
Diversified Financials - 0.3%
E*TRADE Group, Inc. (a)	20,000	150
Waddell & Reed Financial, Inc. Class A	150,000	4,668
		4,818
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - 0.7%
American Physicians Capital, Inc.	179,880	$ 3,443
Markel Corp. (a)	20,000	3,915
PMI Group, Inc.	30,000	2,094
UICI (a)	100,000	850
		10,302
Real Estate - 3.7%
Alexandria Real Estate Equities, Inc.	220,000	8,010
Apartment Investment & Management Co. Class A	73,740	3,382
CBL & Associates Properties, Inc.	51,027	1,459
CenterPoint Properties Trust	11,820	567
Duke-Weeks Realty Corp.	29,580	691
Home Properties of New York, Inc.	2,447	70
LNR Property Corp. (c)	1,200,000	37,320
Reckson Associates Realty Corp.	100,000	2,170
		53,669
TOTAL FINANCIALS		79,927
HEALTH CARE - 6.8%
Biotechnology - 2.3%
Celgene Corp. (a)	150,000	4,256
Exelixis, Inc. (a)	200,000	3,034
Human Genome Sciences, Inc. (a)	400,000	26,540
		33,830
Health Care Equipment & Supplies - 0.2%
Resmed, Inc. (a)	50,000	2,730
Health Care Providers & Services - 2.0%
AmeriSource Health Corp. Class A (a)	100,000	5,771
Caremark Rx, Inc. (a)	21,900	357
Patterson Dental Co. (a)	230,300	7,858
Priority Healthcare Corp. Class B (a)	350,000	12,103
Syncor International Corp. (a)	100,000	2,914
		29,003
Pharmaceuticals - 2.3%
CIMA Labs, Inc. (a)	441,500	32,450
TOTAL HEALTH CARE		98,013
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 18.8%
Air Freight & Couriers - 4.0%
Expeditors International of Washington, Inc.	600,000	$ 38,634
Forward Air Corp. (a)	628,400	19,166
		57,800
Building Products - 0.4%
Dal-Tile International, Inc. (a)	318,100	5,090
Commercial Services & Supplies - 6.8%
ChoicePoint, Inc.	149,467	5,754
CompX International, Inc. Class A	89,134	1,105
eFunds Corp.	750,700	15,697
FactSet Research Systems, Inc.	505,000	20,256
Korn/Ferry International (a)	1,150,000	24,898
Modis Professional Services, Inc. (a)	462,500	2,641
Pegasus Solutions, Inc. (a)	550,590	6,337
ProsoftTraining.com (a)	490,000	1,039
Republic Services, Inc. (a)	600,000	11,028
Waste Connections, Inc. (a)	300,000	8,958
		97,713
Construction & Engineering - 0.7%
Granite Construction, Inc.	100,000	2,725
Jacobs Engineering Group, Inc. (a)	100,000	7,460
		10,185
Electrical Equipment - 0.8%
Power-One, Inc. (a)	591,500	12,090
Machinery - 1.1%
Albany International Corp. Class A (a)	143,800	3,181
Circor International, Inc.	126,500	2,970
Quixote Corp.	250,000	6,300
Roper Industries, Inc.	100,000	4,108
		16,559
Marine - 4.0%
Frontline Ltd.	1,000,000	20,456
Knightsbridge Tankers Ltd.	200,000	5,046
Teekay Shipping Corp.	638,090	31,905
		57,407
Trading Companies & Distributors - 0.5%
Fastenal Co.	100,000	6,711
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.5%
Sea Containers Ltd. Class A	370,000	$ 6,660
TOTAL INDUSTRIALS		270,215
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 2.3%
Andrew Corp. (a)	100,000	1,722
Anixter International, Inc. (a)	200,000	5,980
Avaya, Inc. (e)	123	1
Cable Design Technologies Corp. (a)	1,552,500	22,046
Centillium Communications, Inc.	176,000	4,136
Lucent Technologies, Inc.	13,381	105
Lucent Technologies, Inc. (e)	1,486	9
		33,999
Electronic Equipment & Instruments - 4.4%
KEMET Corp. (a)	23,000	422
Kent Electronics Corp. (a)	153,700	3,291
Mettler-Toledo International, Inc. (a)	700,000	31,430
Millipore Corp.	501,070	27,834
		62,977
Internet Software & Services - 4.0%
Art Technology Group, Inc. (a)	1,251,000	10,746
Homestore.com, Inc. (a)	300,000	8,535
Hotel Reservations Network, Inc. Class A (a)	100,000	3,838
I-Many, Inc.	200,000	3,364
IntraNet Solutions, Inc. (a)	100,000	3,612
Jupiter Media Metrix, Inc. (a)	156,900	243
MatrixOne, Inc. (a)	400,000	7,400
Netegrity, Inc. (a)	275,000	9,309
RealNetworks, Inc. (a)	41,200	454
SilverStream Software, Inc. (a)	807,800	5,340
Travelocity.com, Inc. (a)	95,000	3,065
VeriSign, Inc. (a)	20,000	1,130
Vignette Corp. (a)	15,400	126
		57,162
IT Consulting & Services - 1.6%
Comptel Oyj	300,000	3,025
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Consulting & Services - continued
Forrester Research, Inc. (a)	400,000	$ 9,364
Investment Technology Group, Inc. (a)	200,000	10,100
		22,489
Semiconductor Equipment & Products - 3.2%
Celeritek, Inc. (a)	50,000	650
General Semiconductor, Inc. (a)	576,900	6,392
Integrated Circuit Systems, Inc.	130,800	2,149
IXYS Corp. (a)	209,000	2,719
Jenoptik AG	51,500	1,242
LAM Research Corp. (a)	500,000	13,810
LTX Corp. (a)	200,000	4,852
Microchip Technology, Inc. (a)	88,965	2,042
Semtech Corp. (a)	435,280	11,718
		45,574
Software - 1.9%
Autodesk, Inc.	25,000	763
J.D. Edwards & Co. (a)	600,000	6,480
NetIQ Corp. (a)	50,400	1,225
Numerical Technologies, Inc. (a)	83,900	1,628
Pumatech, Inc. (a)(d)	55,200	201
RadiSys Corp. (a)	570,000	14,130
Vastera, Inc.	284,800	3,418
		27,845
TOTAL INFORMATION TECHNOLOGY		250,046
MATERIALS - 4.5%
Chemicals - 0.4%
Arch Chemicals, Inc.	132,200	2,869
Georgia Gulf Corp.	126,600	2,272
		5,141
Construction Materials - 3.1%
Florida Rock Industries, Inc.	424,310	20,409
Martin Marietta Materials, Inc.	500,000	24,685
		45,094
Containers & Packaging - 0.4%
Aptargroup, Inc.	150,000	4,944
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 0.5%
Allegheny Technologies, Inc.	300,000	$ 6,192
Placer Dome, Inc.	93,590	989
		7,181
Paper & Forest Products - 0.1%
Georgia-Pacific Corp.	50,000	1,773
TOTAL MATERIALS		64,133
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.0%
Lexent, Inc.	50,700	241
TeraBeam Networks (e)	4,400	4
		245
Wireless Telecommunication Services - 1.6%
Aether Systems, Inc. (a)	200,000	2,314
Boston Communications Group, Inc. (a)	400,000	4,800
Metro One Telecommunications, Inc. (a)	252,600	11,370
Triton PCS Holdings, Inc. Class A (a)	100,000	3,676
		22,160
TOTAL TELECOMMUNICATION SERVICES		22,405
UTILITIES - 1.0%
Electric Utilities - 1.0%
Bangor Hydro-Electric Co.	159,900	4,229
Black Hills Corp.	177,900	9,767
		13,996
TOTAL COMMON STOCKS (Cost $1,164,839)		1,354,663
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (e)	7,200	29
Convertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Aerie Networks, Inc. Series C (e)	124,000	$ 434
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,209)		463
Cash Equivalents - 8.5%

Fidelity Cash Central Fund, 4.23% (b) (Cost $122,028)	122,027,674	122,028
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,288,076)		1,477,154
NET OTHER ASSETS - (2.6)%		(36,879)
NET ASSETS - 100%		$ 1,440,275
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $201,000 or 0.0% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aerie Networks, Inc. Series C	12/21/00	$ 1,085
Avaya, Inc.	5/19/00	$ 1
Chorum Technologies Series E	9/19/00	$ 124
Lucent Technologies, Inc.	5/19/00	$ 11
TeraBeam Networks	4/7/00	$ 17
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $698,543,000 and $670,403,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $36,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $477,000 or 0.0% of net assets.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $1,291,441,000. Net unrealized appreciation aggregated $185,713,000, of which $310,399,000 related to appreciated investment securities and $124,686,000 related to depreciated investment securities.

At November 30, 2000, the fund had a capital loss carryforward of approximately $2,487,000 all of which will expire on November 30, 2008.
The fund intends to elect to defer to its fiscal year ending November 30, 2001 approximately $22,288,000 of losses recognized during the period November 1, 2000 to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,527) (cost $1,288,076) - See accompanying schedule		$ 1,477,154
Receivable for investments sold		2,854
Receivable for fund shares sold		2,124
Dividends receivable		1,587
Interest receivable		502
Total assets		1,484,221
Liabilities
Payable for investments purchased	$ 11,329
Payable for fund shares redeemed	6,439
Accrued management fee	866
Distribution fees payable	771
Other payables and accrued expenses	436
Collateral on securities loaned, at value	24,105
Total liabilities		43,946
Net Assets		$ 1,440,275
Net Assets consist of:
Paid in capital		$ 1,304,603
Accumulated net investment (loss)		(4,617)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(48,758)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		189,047
Net Assets		$ 1,440,275

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($116,200 ÷ 6,030 shares)	$19.27
Maximum offering price per share (100/94.25 of $19.27)	$20.45
Class T: Net Asset Value and redemption price per share ($699,419 ÷ 36,530 shares)	$19.15
Maximum offering price per share (100/96.50 of $19.15)	$19.84
Class B: Net Asset Value and offering price per share ($315,138 ÷ 16,666 shares) A	$18.91
Class C: Net Asset Value and offering price per share ($244,246 ÷ 12,876 shares) A	$18.97
Institutional Class: Net Asset Value, offering price and redemption price per share ($65,272 ÷ 3,365 shares)	$19.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends (including $61 received from affiliated issuers)		$ 4,780
Interest		1,692
Security lending		203
Total income		6,675
Expenses
Management fee	$ 4,930
Transfer agent fees	1,963
Distribution fees	4,420
Accounting and security lending fees	176
Non-interested trustees' compensation	2
Custodian fees and expenses	33
Audit	17
Legal	4
Miscellaneous	4
Total expenses before reductions	11,549
Expense reductions	(168)	11,381
Net investment income (loss)		(4,706)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized loss of $19,734 on sales of affiliated issuers)	(20,351)
Foreign currency transactions	(7)	(20,358)
Change in net unrealized appreciation (depreciation) on:
Investment securities	153,063
Assets and liabilities in foreign currencies	(28)	153,035
Net gain (loss)		132,677
Net increase (decrease) in net assets resulting from operations		$ 127,971

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (4,706)	$ (13,866)
Net realized gain (loss)	(20,358)	(26,469)
Change in net unrealized appreciation (depreciation)	153,035	(163,336)
Net increase (decrease) in net assets resulting from operations	127,971	(203,671)
Distributions to shareholders from net realized gains	-	(27,276)
Share transactions - net increase (decrease)	17,487	574,132
Total increase (decrease) in net assets	145,458	343,185
Net Assets
Beginning of period	1,294,817	951,632
End of period (including undistributed net investment income (loss) of $(4,617) and $89, respectively)	$ 1,440,275	$ 1,294,817

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.47	$ 19.84	$ 12.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	(.12) E	(.09) F	(.01)
Net realized and unrealized gain (loss)	1.83	(1.69)	7.63	2.36
Total from investment operations	1.80	(1.81)	7.54	2.35
Less Distributions
From net realized gain	-	(.56)	(.05)	-
Net asset value, end of period	$ 19.27	$ 17.47	$ 19.84	$ 12.35
Total Return B, C	10.30%	(9.59)%	61.19%	23.50%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 116	$ 104	$ 68	$ 10
Ratio of expenses to average net assets	1.34% A	1.30%	1.36%	1.75% A, H
Ratio of expenses to average net assets after expense reductions	1.31% A, I	1.29% I	1.33% I	1.68% A, I
Ratio of net investment income (loss) to average net assets	(.31)% A	(.57)%	(.55)%	(.40)% A
Portfolio turnover rate	105% A	64%	62%	204% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period September 9, 1998 (commencement of sale of Class A shares) to November 30, 1998.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

I FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.37	$ 19.77	$ 12.34	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.05)	(.17) E	(.13) F	(.02)
Net realized and unrealized gain (loss)	1.83	(1.69)	7.61	2.36
Total from investment operations	1.78	(1.86)	7.48	2.34
Less Distributions
From net realized gain	-	(.54)	(.05)	-
Net asset value, end of period	$ 19.15	$ 17.37	$ 19.77	$ 12.34
Total Return B, C	10.25%	(9.87)%	60.75%	23.40%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 699	$ 625	$ 458	$ 72
Ratio of expenses to average net assets	1.57% A	1.53%	1.59%	2.00% A, H
Ratio of expenses to average net assets after expense reductions	1.55% A, I	1.53%	1.56% I	1.93% A, I
Ratio of net investment income (loss) to average net assets	(.55)% A	(.80)%	(.77)%	(.63)% A
Portfolio turnover rate	105% A	64%	62%	204% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period September 9, 1998 (commencement of sale of Class T shares) to November 30, 1998.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

I FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.20	$ 19.63	$ 12.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.10)	(.28) E	(.21) F	(.03)
Net realized and unrealized gain (loss)	1.81	(1.66)	7.58	2.34
Total from investment operations	1.71	(1.94)	7.37	2.31
Less Distributions
From net realized gain	-	(.49)	(.05)	-
Net asset value, end of period	$ 18.91	$ 17.20	$ 19.63	$ 12.31
Total Return B, C	9.94%	(10.31)%	60.01%	23.10%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 315	$ 287	$ 200	$ 24
Ratio of expenses to average net assets	2.11% A	2.06%	2.12%	2.50% A, H
Ratio of expenses to average net assets after expense reductions	2.08% A, I	2.05% I	2.09% I	2.43% A, I
Ratio of net investment income (loss) to average net assets	(1.09)% A	(1.33)%	(1.30)%	(1.15)% A
Portfolio turnover rate	105% A	64%	62%	204% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period September 9, 1998 (commencement of sale of Class B shares) to November 30, 1998.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

I FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.26	$ 19.68	$ 12.34	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.09)	(.27) E	(.21) F	(.03)
Net realized and unrealized gain (loss)	1.80	(1.66)	7.60	2.37
Total from investment operations	1.71	(1.93)	7.39	2.34
Less Distributions
From net realized gain	-	(.49)	(.05)	-
Net asset value, end of period	$ 18.97	$ 17.26	$ 19.68	$ 12.34
Total Return B, C	9.91%	(10.23)%	60.02%	23.40%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 244	$ 220	$ 160	$ 22
Ratio of expenses to average net assets	2.07% A	2.02%	2.09%	2.50% A, H
Ratio of expenses to average net assets after expense reductions	2.04% A, I	2.02%	2.06% I	2.44% A, I
Ratio of net investment income (loss) to average net assets	(1.05)% A	(1.29)%	(1.27)%	(1.15)% A
Portfolio turnover rate	105% A	64%	62%	204% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period September 9, 1998 (commencement of sale of Class C shares) to November 30, 1998.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

I FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.55	$ 19.89	$ 12.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	(.05) E	(.04) F	(.00)
Net realized and unrealized gain (loss)	1.84	(1.70)	7.63	2.35
Total from investment operations	1.85	(1.75)	7.59	2.35
Less Distributions
From net realized gain	-	(.59)	(.05)	-
Net asset value, end of period	$ 19.40	$ 17.55	$ 19.89	$ 12.35
Total Return B, C	10.54%	(9.28)%	61.60%	23.50%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 59	$ 67	$ 13
Ratio of expenses to average net assets	.95% A	.97%	1.05%	1.50% A, H
Ratio of expenses to average net assets after expense reductions	.93% A, I	.96% I	1.02% I	1.42% A, I
Ratio of net investment income (loss) to average net assets	.07% A	(.24)%	(.24)%	(.15)% A
Portfolio turnover rate	105%	64%	62%	204% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period September 9, 1998 (commencement of sale of Institutional Class shares) to November 30, 1998.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

I FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Small Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, non-taxable dividends, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund' s investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .73% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the funds assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00% *
Class C	1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 136,000	$ 1,000
Class T	1,653,000	7,000
Class B	1,496,000	1,123,000
Class C	1,135,000	328,000
	$ 4,420,000	$ 1,459,000

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 180,000	$ 53,000
Class T	225,000	60,000
Class B	438,000	438,000 *
Class C	48,000	48,000 *
	$ 891,000	$ 599,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 166,000	.31 *
Class T	956,000	.29 *
Class B	472,000	.32 *
Class C	313,000	.28 *
Institutional Class	56,000	.18 *
	$ 1,963,000

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $161,000 under this arrangement.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, the fund's custodian fees were reduced by $7,000 under this arrangement.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Amounts in thousands	Six months ended May 31, 2001	Year ended November 30, 2000
From net realized gain
Class A	$ -	$ 2,040
Class T	-	13,514
Class B	-	5,372
Class C	-	4,278
Institutional Class	-	2,072
Total	$ -	$ 27,276

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Amounts in thousands	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000
Class A Shares sold	1,308	4,062	$ 24,001	$ 87,506
Reinvestment of distributions	-	90	-	1,888
Shares redeemed	(1,218)	(1,615)	(22,216)	(34,152)
Net increase (decrease)	90	2,537	$ 1,785	$ 55,242
Class T Shares sold	8,109	25,746	$ 148,881	$ 553,391
Reinvestment of distributions	-	606	-	12,682
Shares redeemed	(7,542)	(13,534)	(136,888)	(288,272)
Net increase (decrease)	567	12,818	$ 11,993	$ 277,801
Class B Shares sold	1,780	8,732	$ 32,148	$ 187,110
Reinvestment of distributions	-	203	-	4,232
Shares redeemed	(1,768)	(2,456)	(31,681)	(51,649)
Net increase (decrease)	12	6,479	$ 467	$ 139,693
Class C Shares sold	2,401	8,099	$ 44,559	$ 173,815
Reinvestment of distributions	-	171	-	3,564
Shares redeemed	(2,296)	(3,608)	(41,463)	(75,026)
Net increase (decrease)	105	4,662	$ 3,096	$ 102,353
Institutional Class Shares sold	1,397	3,664	$ 25,778	$ 78,069
Reinvestment of distributions	-	66	-	1,379
Shares redeemed	(1,411)	(3,734)	(25,632)	(80,405)
Net increase (decrease)	(14)	(4)	$ 146	$ (957)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Advanced Power Technology, Inc.	$ -	$ 2,953	$ -	$ -
American Italian Pasta Co. Class A	12,611	-	-	57,839
Gadzooks, Inc.	-	932	-	-
Golden State Vinters, Inc. Class B	-	-	-	3,198
Handleman Co.	1,794	-	-	18,468
LNR Property Corp.	-	-	15	37,320
Polymer Group, Inc.	-	10,957	46	-
Robert Mondavi Corp. Class A	14,646	-	-	38,731
Sharper Image Corp.	6,353	-	-	13,874
SilverStream Software, Inc.	-	15,249	-	-
WMS Industries, Inc.	-	-	-	50,250
TOTALS	$ 35,404	$ 30,091	$ 61	$ 219,680

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Harry Lange, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ASCFI-SANN-0701 138623
1.721219.102

(Fidelity Investment logo)(registered trademark)

Fidelity Logo (Registered Trademark)

Fidelity® Advisor

TechnoQuant® Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor TechnoQuant Growth Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv TechnoQuant® Growth - CL A	-2.39%	-8.77%	55.33%
Fidelity Adv TechnoQuant Growth - CL A (incl. 5.75% sales charge)	-8.00%	-14.02%	46.40%
S&P 500®	-3.90%	-10.55%	80.42%
Capital Appreciation Funds Average	-5.93%	-13.02%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months and one year average represents a peer group of 334 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv TechnoQuant Growth - CL A	-8.77%	10.49%
Fidelity Adv TechnoQuant Growth - CL A (incl. 5.75% sales charge)	-14.02%	9.01%
S&P 500	-10.55%	14.29%
Capital Appreciation Funds Average	-13.02%	n/a*

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor TechnoQuant Growth Fund - Class A

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor TechnoQuant® Growth Fund - Class A on December 31, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have grown to $14,640 - a 46.40% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,042 - an 80.42% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper multi-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, and one year cumulative total returns for the multi-cap core funds average were, -1.59%, and -7.35%, respectively, and the one year average annual total return was, -7.35%. The six month, and one year, cumulative total returns for the multi-cap supergroup average were, -0.79%, and -4.47%, respectively; the one year average annual total return was, -4.47%.

Semiannual Report

Fidelity Advisor TechnoQuant Growth Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv TechnoQuant Growth - CL T	-2.47%	-8.95%	53.74%
Fidelity Adv TechnoQuant Growth - CL T (incl. 3.50% sales charge)	-5.88%	-12.14%	48.36%
S&P 500	-3.90%	-10.55%	80.42%
Capital Appreciation Funds Average	-5.93%	-13.02%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 334 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv TechnoQuant Growth - CL T	-8.95%	10.23%
Fidelity Adv TechnoQuant Growth - CL T (incl. 3.50% sales charge)	-12.14%	9.34%
S&P 500	-10.55%	14.29%
Capital Appreciation Funds Average	-13.02%	n/a*

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor TechnoQuant Growth Fund - Class T

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor TechnoQuant Growth Fund - Class T on December 31, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have grown to $14,836 - a 48.36% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,042 - an 80.42% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper multi-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, and one year cumulative total returns for the multi-cap core funds average were, -1.59%, and -7.35%, respectively, and the one year average annual total return was, -7.35%. The six month, and one year, cumulative total returns for the multi-cap supergroup average were, -0.79%, and -4.47%, respectively; the one year average annual total return was, -4.47%.

Semiannual Report

Fidelity Advisor TechnoQuant Growth Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B's contingent deferred sales charge included in the past six months, one year and life of fund total return figures are 5%, 5% and 2%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv TechnoQuant Growth - CL B	-2.72%	-9.45%	50.47%
Fidelity Adv TechnoQuant Growth - CL B (incl. contingent deferred sales charge)	-7.21%	-13.63%	48.47%
S&P 500	-3.90%	-10.55%	80.42%
Capital Appreciation Funds Average	-5.93%	-13.02%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 334 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 9 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv TechnoQuant Growth - CL B	-9.45%	9.69%
Fidelity Adv TechnoQuant Growth - CL B (incl. contingent deferred sales charge)	-13.63%	9.36%
S&P 500	-10.55%	14.29%
Capital Appreciation Funds Average	-13.02%	n/a*

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor TechnoQuant Growth Fund - Class B

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor TechnoQuant Growth Fund - Class B on December 31, 1996, when the fund started. As the chart shows, by May 31, 2001, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $14,847 - a 48.47% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,042 - an 80.42% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper multi-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, and one year cumulative total returns for the multi-cap core funds average were, -1.59%, and -7.35%, respectively, and the one year average annual total return was, -7.35%. The six month, and one year, cumulative total returns for the multi-cap supergroup average were, -0.79%, and -4.47%, respectively; the one year average annual total return was, -4.47%.

Semiannual Report

Fidelity Advisor TechnoQuant Growth Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns prior to November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Class C shares' contingent deferred sales charge included in the past six months, one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Adv TechnoQuant Growth - CL C	-2.65%	-9.34%	50.44%
Fidelity Adv TechnoQuant Growth - CL C (incl. contingent deferred sales charge)	-3.55%	-10.18%	50.44%
S&P 500	-3.90%	-10.55%	80.42%
Capital Appreciation Funds Average	-5.93%	-13.02%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 334 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 11 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv TechnoQuant Growth - CL C	-9.34%	9.69%
Fidelity Adv TechnoQuant Growth - CL C (incl. contingent deferred sales charge)	-10.18%	9.69%
S&P 500	-10.55%	14.29%
Capital Appreciation Funds Average	-13.02%	n/a*

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Advisor TechnoQuant Growth Fund - Class C

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor TechnoQuant Growth Fund - Class C on December 31, 1996, when the fund started. As the chart shows, by May 31, 2001, the value of the investment would have grown to $15,044 - a 50.44% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,042 - an 80.42% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper multi-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, and one year cumulative total returns for the multi-cap core funds average were, -1.59%, and -7.35%, respectively, and the one year average annual total return was, -7.35%. The six month, and one year, cumulative total returns for the multi-cap supergroup average were, -0.79%, and -4.47%, respectively; the one year average annual total return was, -4.47%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
Note to shareholders: John Chow became Portfolio Manager of Fidelity Advisor TechnoQuant Growth Fund on April 12, 2001.

Q. How did the fund perform, John?

A. For the six-month period that ended May 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned -2.39%, -2.47%, -2.72% and -2.65%, respectively. By comparison, the Standard & Poor's 500 Index returned -3.90% for the same period, while the capital appreciation funds average as tracked by Lipper Inc. had a return of -5.93%. For the 12 months that ended May 31, 2001, the fund's Class A, Class T, Class B and Class C shares had returns of -8.77%, -8.95%, -9.45% and -9.34%, respectively, while the S&P 500® returned -10.55% and the capital appreciation funds index returned -13.02%.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. The fund outperformed both the S&P 500 and the peer group. Why?

A. For most of the six-month period, the fund was positioned defensively to protect it from volatility in certain sectors. In the technology sector, for instance, which performed quite poorly for most of the period, the fund had a lower weighting than both the peer group average and the S&P 500. At the same time, it had higher weightings relative to these benchmarks in sectors such as energy, utilities and heath care, which generally performed quite well for most of the period. While this defensive positioning helped the fund beat its benchmarks, most of the outperformance can be attributed to favorable stock selection within these sectors.

Q. You've run the fund for only about six weeks, John. Did you make any changes in positioning after you took it over?

A. I made a couple of changes that brought the fund's sector allocations closer to neutral relative to the S&P 500 weightings. Specifically, I increased the fund's exposure to the technology sector and trimmed the fund's positions in the energy sector. Both of these changes have turned out to be beneficial thus far to performance. I also reviewed every name in the fund and replaced weaker names with stocks having better prospects.

Q. Which holdings did the most to help performance?

A. Arch Coal, one of the fund's larger holdings, was a strong contributor to performance. Arch is a coal mining company that benefited from strong pricing trends as a result of low inventories of coal at the utility companies and spiking natural gas prices. Philip Morris, the fund's third-largest holding, also did well. The stock benefited from an improving tobacco litigation environment and from investor excitement in advance of the planned initial public offering for its Kraft Foods division. Tosco Corp., also a top 10 holding, further contributed to performance during the period on news that it had become the acquisition target of Phillips Petroleum.

Q. Which stocks detracted from performance?

A. The biggest drag on performance came from the fund's technology holdings as a group. The downturn in technology-related capital spending affected virtually every blue-chip firm in the sector, including such holdings as Cisco Systems, Sun Microsystems, Intel, Oracle and EMC. Another name that hampered performance was Applied Micro Circuits, a company that makes networking chips for worldwide communications infrastructures. Despite its market leading position, the company's earnings were hurt by acute inventory corrections at its largest customers. It is no longer a holding in the fund.

Q. What's your near-term outlook, John?

A. Historically, a falling interest-rate environment - as we're now experiencing - has been favorable for the subsequent performance of stocks. However, it's very difficult to catch the turning point. I believe market activity for the next six months, especially in the technology sector, will continue to be quite volatile. The anemic earnings growth of many companies in this sector will keep valuations from expanding and make any bullish sentiment in the sector rather short-lived. I also am concerned about the general slowness of the European economies and the effect this may have on the earnings of multinational companies operating there. In this overall market environment, I think it's important to position the fund cautiously, minimize any unintended sector weighting deviations from the benchmark and achieve outperformance through superior stock selection.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term capital appreciation by investing primarily in common stocks, using a quantitative approach that emphasizes technical factors

Start date: December 31, 1996

Size: as of May 31, 2001, more than $42 million

Manager: John Chow, since April 2001; joined Fidelity in 1994

3

John Chow on his initial approach to managing Fidelity Advisor TechnoQuant Growth Fund:

"Historically, the fund has been managed on the basis of approximately 90% technical indicators, which are derived by analyzing movements of stock prices and trading volumes, and 10% fundamental factors, which are based on information in companies' balance sheets and income statements. The fund's stock selection process will continue to be driven predominantly by technical indicators. However, I am beginning to increase the fund's focus on models that are based on fundamental analysis to about 30%. This slight change reflects my view that a stock showing great technical strength also needs to be supported by good fundamental characteristics. I believe this will keep the fund away from speculative names and protect shareholder value.

"My background and experience are in quantitative modeling and fund management. Quantitative methods will be used extensively not only in the stock selection process, but also in managing the overall risk of the fund. One of the ways I plan to control risk is to keep a close watch on any unintended sector deviations from benchmark weights. When it is advantageous for the fund, I will tilt slightly toward more promising sectors, but the primary driver of fund performance should remain good stock selection."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	4.0	4.3
Microsoft Corp.	3.2	2.4
Philip Morris Companies, Inc.	2.8	1.5
Exxon Mobil Corp.	2.6	2.8
Citigroup, Inc.	2.2	2.7
AOL Time Warner, Inc.	1.9	0.6
Wal-Mart Stores, Inc.	1.9	1.9
International Business Machines Corp.	1.6	1.4
Tosco Corp.	1.4	0.5
Merck & Co., Inc.	1.3	0.7
	22.9
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.2	22.3
Financials	16.6	9.3
Consumer Discretionary	14.9	6.6
Health Care	12.3	13.7
Industrials	12.0	14.2
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 94.1%		Stocks 96.2%
	Short-Term Investments and Net Other Assets 5.9%		Short-Term Investments and Net Other Assets 3.8%
* Foreign investments	1.4%	** Foreign investments	3.3%

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.9%
Hotels, Restaurants & Leisure - 2.8%
Anchor Gaming (a)	3,800	$ 241,908
Argosy Gaming Co. (a)	8,200	199,506
International Game Technology (a)	4,200	258,090
Ruby Tuesday, Inc.	10,900	185,300
Shuffle Master, Inc. (a)	9,500	308,275
		1,193,079
Household Durables - 0.4%
Lennar Corp.	4,800	177,600
Leisure Equipment & Products - 1.1%
Callaway Golf Co.	8,900	202,119
Direct Focus, Inc. (a)	8,000	266,960
		469,079
Media - 3.9%
AOL Time Warner, Inc. (a)	15,300	799,119
Blockbuster, Inc. Class A	4,400	94,644
McGraw-Hill Companies, Inc.	1,200	76,968
TMP Worldwide, Inc. (a)	3,800	221,426
Viacom, Inc. Class B (non-vtg.) (a)	5,900	340,076
Walt Disney Co.	3,800	120,156
		1,652,389
Multiline Retail - 2.4%
BJ's Wholesale Club, Inc. (a)	1,800	87,750
JCPenney Co., Inc.	1,400	29,274
Kohls Corp. (a)	1,300	80,015
Wal-Mart Stores, Inc.	15,300	791,775
		988,814
Specialty Retail - 3.0%
Abercrombie & Fitch Co. Class A (a)	8,100	333,963
Best Buy Co., Inc. (a)	2,200	116,930
Burlington Coat Factory Warehouse Corp.	7,600	148,656
Copart, Inc. (a)	10,500	252,000
Genesco, Inc. (a)	4,500	136,575
Hot Topic, Inc. (a)	2,400	69,240
Rent-A-Center, Inc. (a)	2,600	116,376
Talbots, Inc.	2,600	93,600
		1,267,340
Textiles & Apparel - 1.3%
Coach, Inc.	1,987	69,644
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - continued
Nautica Enterprises, Inc. (a)	12,100	$ 247,445
Polo Ralph Lauren Corp. Class A (a)	7,200	215,640
		532,729
TOTAL CONSUMER DISCRETIONARY		6,281,030
CONSUMER STAPLES - 4.8%
Food & Drug Retailing - 1.0%
Albertson's, Inc.	3,600	103,320
Sysco Corp.	10,000	297,300
		400,620
Tobacco - 3.8%
Philip Morris Companies, Inc.	22,900	1,177,289
RJ Reynolds Tobacco Holdings, Inc.	3,700	220,076
Universal Corp.	5,500	219,010
		1,616,375
TOTAL CONSUMER STAPLES		2,016,995
ENERGY - 6.7%
Energy Equipment & Services - 1.9%
ENSCO International, Inc.	5,800	186,818
Key Energy Services, Inc. (a)	9,300	127,410
Noble Drilling Corp. (a)	2,500	106,750
Offshore Logistics, Inc. (a)	4,500	94,860
W-H Energy Services, Inc.	4,800	144,480
Weatherford International, Inc. (a)	2,200	124,014
		784,332
Oil & Gas - 4.8%
Cross Timbers Oil Co.	7,800	230,100
Exxon Mobil Corp.	12,300	1,091,625
Texaco, Inc.	2,000	142,800
Tosco Corp.	11,500	574,310
		2,038,835
TOTAL ENERGY		2,823,167
FINANCIALS - 16.6%
Banks - 6.4%
Bank of America Corp.	7,200	426,600
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
BB&T Corp.	3,500	$ 126,525
Charter One Financial, Inc.	4,500	136,125
Dime Bancorp, Inc.	4,100	144,730
First Tennessee National Corp.	4,100	145,960
First Union Corp.	3,809	122,840
Greenpoint Financial Corp.	3,800	144,362
Indymac Bancorp, Inc. (a)	4,200	97,650
National City Corp.	4,700	137,710
North Fork Bancorp, Inc.	3,000	85,620
PNC Financial Services Group, Inc.	1,200	83,100
Regions Financial Corp.	4,300	133,429
SouthTrust Corp.	6,000	149,820
Synovus Finanical Corp.	9,100	276,458
Wachovia Corp.	2,000	134,700
Washington Federal, Inc.	4,900	124,950
Washington Mutual, Inc.	3,750	133,575
Webster Financial Corp.	3,700	115,810
		2,719,964
Diversified Financials - 6.7%
American Express Co.	4,200	176,904
AmeriCredit Corp. (a)	3,300	172,260
Citigroup, Inc.	17,700	907,125
Eaton Vance Corp. (non-vtg.)	4,700	168,542
Fannie Mae	3,800	313,272
Freddie Mac	3,100	205,220
Household International, Inc.	3,000	196,980
Lehman Brothers Holdings, Inc.	1,000	71,610
Merrill Lynch & Co., Inc.	2,900	188,413
Metris Companies, Inc.	2,700	81,000
Morgan Stanley Dean Witter & Co.	3,700	240,537
State Street Corp.	1,600	87,952
		2,809,815
Insurance - 3.5%
AFLAC, Inc.	6,400	207,552
Allstate Corp.	9,400	423,188
American International Group, Inc.	6,000	486,000
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Conseco, Inc.	8,300	$ 144,586
Progressive Corp.	1,700	222,768
		1,484,094
TOTAL FINANCIALS		7,013,873
HEALTH CARE - 12.3%
Biotechnology - 3.1%
Amgen, Inc. (a)	4,100	272,158
Genzyme Corp. - General Division (a)	2,200	235,268
IDEC Pharmaceuticals Corp. (a)	2,200	135,520
Millennium Pharmaceuticals, Inc. (a)	7,700	293,909
Protein Design Labs, Inc. (a)	4,700	348,787
		1,285,642
Health Care Equipment & Supplies - 1.6%
Biomet, Inc.	9,200	410,964
I-Stat Corp. (a)	3,900	64,818
Resmed, Inc. (a)	1,800	98,280
St. Jude Medical, Inc. (a)	1,800	110,736
		684,798
Health Care Providers & Services - 1.9%
AdvancePCS (a)	4,300	261,913
HCA - The Healthcare Co.	2,100	84,714
Henry Schein, Inc. (a)	3,700	139,675
Manor Care, Inc. (a)	12,400	306,900
		793,202
Pharmaceuticals - 5.7%
Allergan, Inc.	2,000	179,400
American Home Products Corp.	3,300	208,890
Bristol-Myers Squibb Co.	3,600	195,264
Eli Lilly & Co.	4,200	355,740
King Pharmaceuticals, Inc. (a)	4,581	231,707
Merck & Co., Inc.	7,500	547,425
Pfizer, Inc.	10,800	463,212
Shire Pharmaceuticals Group PLC (a)	13,881	227,916
		2,409,554
TOTAL HEALTH CARE		5,173,196
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 12.0%
Aerospace & Defense - 4.4%
Alliant Techsystems, Inc. (a)	1,000	$ 95,360
Boeing Co.	7,700	484,253
General Dynamics Corp.	1,000	77,520
L-3 Communications Holdings, Inc. (a)	3,700	327,450
Lockheed Martin Corp.	8,800	336,952
United Technologies Corp.	6,100	508,191
		1,829,726
Airlines - 0.2%
Atlantic Coast Airlines Holdings, Inc. (a)	3,400	87,924
Commercial Services & Supplies - 2.0%
Career Education Corp. (a)	4,700	236,692
Cendant Corp. (a)	7,000	134,260
Dun & Bradstreet Corp. (a)	5,800	156,484
Equifax, Inc.	2,400	84,192
First Data Corp.	1,200	78,732
H&R Block, Inc.	2,800	166,992
		857,352
Construction & Engineering - 0.3%
EMCOR Group, Inc. (a)	3,000	132,750
Industrial Conglomerates - 4.8%
General Electric Co.	34,200	1,675,800
Tyco International Ltd.	6,200	356,190
		2,031,990
Road & Rail - 0.3%
Union Pacific Corp.	2,000	115,000
TOTAL INDUSTRIALS		5,054,742
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 3.4%
Brocade Communications System, Inc. (a)	4,200	163,800
Cisco Systems, Inc. (a)	26,760	515,398
Emulex Corp. (a)	8,000	277,520
Juniper Networks, Inc. (a)	1,400	59,542
QUALCOMM, Inc. (a)	5,000	303,700
Scientific-Atlanta, Inc.	2,600	136,526
		1,456,486
Computers & Peripherals - 2.9%
Apple Computer, Inc. (a)	8,400	167,580
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Electronics for Imaging, Inc. (a)	6,800	$ 163,268
EMC Corp.	3,900	123,240
International Business Machines Corp.	6,100	681,980
Sun Microsystems, Inc. (a)	4,400	72,468
		1,208,536
Electronic Equipment & Instruments - 0.7%
Intermagnetics General Corp.	9,200	297,160
IT Consulting & Services - 1.3%
Affiliated Computer Services, Inc. Class A (a)	3,400	245,650
Electronic Data Systems Corp.	3,200	196,000
SunGard Data Systems, Inc. (a)	1,900	113,012
		554,662
Semiconductor Equipment & Products - 3.5%
Advanced Micro Devices, Inc. (a)	4,600	129,950
Applied Materials, Inc. (a)	2,800	139,804
Intel Corp.	17,100	461,871
LAM Research Corp. (a)	7,400	204,388
Micron Technology, Inc. (a)	2,000	75,000
National Semiconductor Corp. (a)	6,600	175,032
Teradyne, Inc. (a)	2,800	111,580
Varian Semiconductor Equipment Associates, Inc. (a)	3,200	126,624
Xilinx, Inc. (a)	1,500	61,875
		1,486,124
Software - 5.4%
Adobe Systems, Inc.	2,500	99,425
Autodesk, Inc.	2,700	82,431
Electronic Arts, Inc. (a)	2,100	123,669
Microsoft Corp. (a)	19,270	1,333,099
Oracle Corp. (a)	9,500	145,350
PeopleSoft, Inc. (a)	9,800	395,430
Synopsys, Inc. (a)	1,500	85,320
		2,264,724
TOTAL INFORMATION TECHNOLOGY		7,267,692
MATERIALS - 3.3%
Chemicals - 1.1%
PPG Industries, Inc.	1,700	94,520
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Praxair, Inc.	3,100	$ 155,899
Sigma Aldrich Corp.	4,300	204,766
		455,185
Metals & Mining - 2.2%
Alcoa, Inc.	3,700	159,655
Arch Coal, Inc.	11,400	351,690
Barrick Gold Corp.	9,000	148,021
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	5,500	86,185
Peabody Energy Corp.	100	3,395
Shaw Group (a)	3,500	205,730
		954,676
TOTAL MATERIALS		1,409,861
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
BellSouth Corp.	6,600	272,118
SBC Communications, Inc.	5,900	253,995
Verizon Communications	9,600	526,560
		1,052,673
UTILITIES - 3.8%
Electric Utilities - 3.1%
American Electric Power Co., Inc.	2,500	125,500
Black Hills Corp.	2,000	109,800
Calpine Corp. (a)	1,100	54,230
Dominion Resources, Inc.	900	59,670
Exelon Corp.	1,500	101,730
PPL Corp.	5,200	310,492
Public Service Co. of New Mexico	3,300	119,361
Public Service Enterprise Group, Inc.	1,700	87,397
Reliant Energy, Inc.	2,600	119,808
TXU Corp.	4,600	226,964
		1,314,952
Gas Utilities - 0.5%
El Paso Corp.	1,798	109,498
Kinder Morgan, Inc.	1,700	93,925
		203,423
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities - 0.2%
Dynegy, Inc. Class A	2,200	$ 108,460
TOTAL UTILITIES		1,626,835
TOTAL COMMON STOCKS (Cost $35,286,455)		39,720,064
Cash Equivalents - 7.5%

Fidelity Cash Central Fund, 4.23% (b)	2,215,674	2,215,674
Fidelity Securities Lending Cash Central Fund, 4.04% (b)	920,264	920,264
TOTAL CASH EQUIVALENTS (Cost $3,135,938)		3,135,938
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $38,422,393)		42,856,002
NET OTHER ASSETS - (1.6)%		(657,752)
NET ASSETS - 100%		$ 42,198,250
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $41,800,875 and $42,324,443, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $1,183 for the period.

Income Tax Information

At May 31, 2001, the aggregate cost
of investment securities for income tax purposes was $38,564,794. Net unrealized appreciation aggregated $4,291,208, of which $5,556,076 related to appreciated investment securities and $1,264,868 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending November 30, 2001 approximately $1,130,000 of losses recognized during the period November 1, 2000 to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $909,335) (cost $38,422,393) - See accompanying schedule		$ 42,856,002
Cash		12,176
Receivable for investments sold		837,296
Receivable for fund shares sold		19,770
Dividends receivable		40,347
Interest receivable		7,147
Other receivables		680
Total assets		43,773,418
Liabilities
Payable for investments purchased	$ 509,389
Payable for fund shares redeemed	72,512
Accrued management fee	12,796
Distribution fees payable	23,833
Other payables and accrued expenses	36,374
Collateral on securities loaned, at value	920,264
Total liabilities		1,575,168
Net Assets		$ 42,198,250
Net Assets consist of:
Paid in capital		$ 40,650,402
Accumulated net investment loss		(55,010)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,830,756)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,433,614
Net Assets		$ 42,198,250

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,826,239 ÷ 393,281 shares)	$12.27
Maximum offering price per share (100/94.25 of $12.27)	$13.02
Class T: Net Asset Value and redemption price per share ($18,740,361 ÷ 1,535,040 shares)	$12.21
Maximum offering price per share (100/96.50 of $12.21)	$12.65
Class B: Net Asset Value and offering price per share ($14,888,342 ÷ 1,233,813 shares) A	$12.07
Class C: Net Asset Value and offering price per share ($3,189,513 ÷ 265,099 shares) A	$12.03
Institutional Class: Net Asset Value, offering price and redemption price per share ($553,795 ÷ 44,963 shares)	$12.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 241,830
Interest		53,698
Security lending		4,128
Total income		299,656
Expenses
Management fee	$ 122,832
Transfer agent fees	93,478
Distribution fees	143,927
Accounting and security lending fees	30,072
Non-interested trustees' compensation	82
Custodian fees and expenses	3,436
Registration fees	35,857
Audit	4,720
Legal	182
Miscellaneous	1,192
Total expenses before reductions	435,778
Expense reductions	(82,005)	353,773
Net investment income (loss)		(54,117)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,509,838)
Foreign currency transactions	66	(1,509,772)
Change in net unrealized appreciation (depreciation) on:
Investment securities	347,771
Assets and liabilities in foreign currencies	5	347,776
Net gain (loss)		(1,161,996)
Net increase (decrease) in net assets resulting from operations		$ (1,216,113)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (54,117)	$ (235,759)
Net realized gain (loss)	(1,509,772)	3,224,868
Change in net unrealized appreciation (depreciation)	347,776	(3,225,001)
Net increase (decrease) in net assets resulting from operations	(1,216,113)	(235,892)
Distributions to shareholders In excess of net investment income	(893)	-
From net realized gain	(2,155,315)	(3,995,786)
In excess of net realized gain	(1,320,984)	-
Total distributions	(3,477,192)	(3,995,786)
Share transactions - net increase (decrease)	3,860,705	12,281,468
Total increase (decrease) in net assets	(832,600)	8,049,790
Net Assets
Beginning of period	43,030,850	34,981,060
End of period (including accumulated net investment loss of $(55,010) and $0, respectively)	$ 42,198,250	$ 43,030,850

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.71	$ 15.01	$ 11.71	$ 11.38	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	(.02)	(.02)	.01	(.07)
Net realized and unrealized gain (loss)	(.29)	.44 H	3.32	.69	1.45
Total from investment operations	(.28)	.42	3.30	.70	1.38
Less Distributions
From net realized gain	(.72)	(1.72)	-	(.26)	-
In excess of net realized gain	(.44)	-	-	(.11)	-
Total distributions	(1.16)	(1.72)	-	(.37)	-
Net asset value, end of period	$ 12.27	$ 13.71	$ 15.01	$ 11.71	$ 11.38
Total Return B, C	(2.39)%	2.40%	28.18%	6.53%	13.80%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,826	$ 4,925	$ 3,846	$ 2,885	$ 5,376
Ratio of expenses to average net assets	1.30% A, F	1.30% F	1.30% F	1.61%	1.75% A,F
Ratio of expenses to average net assets after expense reductions	1.27% A, G	1.30%	1.28% G	1.60% G	1.75% A
Ratio of net investment income (loss) to average net assets	.16% A	(.10)%	(.17)%	.09%	(.73)% A
Portfolio turnover rate	209% A	102%	133%	358%	213% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 31, 1996 (commencement of sale of Class A shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.93	$ 11.68	$ 11.36	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.05)	(.06)	(.02)	(.10)
Net realized and unrealized gain (loss)	(.28)	.42 H	3.31	.70	1.46
Total from investment operations	(.29)	.37	3.25	.68	1.36
Less Distributions
From net realized gain	(.69)	(1.68)	-	(.26)	-
In excess of net realized gain	(.43)	-	-	(.10)	-
Total distributions	(1.12)	(1.68)	-	(.36)	-
Net asset value, end of period	$ 12.21	$ 13.62	$ 14.93	$ 11.68	$ 11.36
Total Return B, C	(2.47)%	2.06%	27.83%	6.35%	13.60%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 18,740	$ 19,047	$ 15,989	$ 16,368	$ 20,283
Ratio of expenses to average net assets	1.55% A, F	1.55% F	1.55% F	1.79%	2.00% A,F
Ratio of expenses to average net assets after expense reductions	1.52% A, G	1.54% G	1.53% G	1.76% G	2.00% A
Ratio of net investment income (loss) to average net assets	(.08)% A	(.35)%	(.42)%	(.11)%	(1.00)% A
Portfolio turnover rate	209% A	102%	133%	358%	213% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 31, 1996 (commencement of sale of Class T shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 14.76	$ 11.60	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	(.13)	(.12)	(.09)	(.15)
Net realized and unrealized gain (loss)	(.29)	.43 H	3.28	.71	1.46
Total from investment operations	(.32)	.30	3.16	.62	1.31
Less Distributions
From net realized gain	(.65)	(1.62)	-	(.24)	-
In excess of net realized gain	(.40)	-	-	(.09)	-
Total distributions	(1.05)	(1.62)	-	(.33)	-
Net asset value, end of period	$ 12.07	$ 13.44	$ 14.76	$ 11.60	$ 11.31
Total Return B, C	(2.72)%	1.58%	27.24%	5.80%	13.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 14,888	$ 15,682	$ 13,056	$ 10,994	$ 11,370
Ratio of expenses to average net assets	2.05% A, F	2.05% F	2.05% F	2.24%	2.50% A,F
Ratio of expenses to average net assets after expense reductions	2.01% A, G	2.05%	2.03% G	2.22% G	2.50% A
Ratio of net investment income (loss) to average net assets	(.58)% A	(.85)%	(.92)%	(.58)%	(1.51)% A
Portfolio turnover rate	209% A	102%	133%	358%	213% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 31, 1996 (commencement of sale of Class B shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.41	$ 14.75	$ 11.60	$ 11.36	$ 11.85
Income from Investment Operations
Net investment income (loss) D	(.04)	(.13)	(.12)	(.14)	-
Net realized and unrealized gain (loss)	(.27)	.45 H	3.27	.74	(.49)
Total from investment operations	(.31)	.32	3.15	.60	(.49)
Less Distributions
From net realized gain	(.66)	(1.66)	-	(.26)	-
In excess of net realized gain	(.41)	-	-	(.10)	-
Total distributions	(1.07)	(1.66)	-	(.36)	-
Net asset value, end of period	$ 12.03	$ 13.41	$ 14.75	$ 11.60	$ 11.36
Total Return B, C	(2.65)%	1.71%	27.16%	5.62%	(4.14)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,190	$ 2,763	$ 1,408	$ 482	$ 48
Ratio of expenses to average net assets	2.05% A, F	2.05% F	2.05% F	2.50% F	2.50% A,F
Ratio of expenses to average net assets after expense reductions	2.02% A, G	2.04% G	2.03% G	2.47% G	2.50% A
Ratio of net investment income (loss) to average net assets	(.59)%A	(.85)%	(.92)%	(.88)%	(.60)% A
Portfolio turnover rate	209% A	102%	133%	358%	213% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.77	$ 15.07	$ 11.72	$ 11.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.02	.01	.03	(.04)
Net realized and unrealized gain (loss)	(.29)	.44 H	3.34	.68	1.44
Total from investment operations	(.26)	.46	3.35	.71	1.40
Less Distributions
In excess of net investment income	(.02)	-	-	-	-
From net realized gain	(.73)	(1.76)	-	(.28)	-
In excess of net realized gain	(.44)	-	-	(.11)	-
Total distributions	(1.19)	(1.76)	-	(.39)	-
Net asset value, end of period	$ 12.32	$ 13.77	$ 15.07	$ 11.72	$ 11.40
Total Return B, C	(2.22)%	2.68%	28.58%	6.63%	14.00%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 554	$ 615	$ 682	$ 1,057	$ 1,459
Ratio of expenses to average net assets	1.05% A, F	1.05% F	1.05% F	1.50% F	1.50% A,F
Ratio of expenses to average net assets after expense reductions	1.02% A, G	1.05%	1.03% G	1.48% G	1.50% A
Ratio of net investment income (loss) to average net assets	.42% A	.14%	.08%	.17%	(.42)% A
Portfolio turnover rate	209% A	102%	133%	358%	213% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 31, 1996 (commencement of sale of Institutional Class shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor TechnoQuant Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures, foreign currency transactions, net operating losses, losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 6,304	$ 17
Class T	46,753	292
Class B	76,295	57,335
Class C	14,575	4,293
	$ 143,927	$ 61,937

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 8,745	$ 1,929
Class T	27,376	4,548
Class B	15,267	15,267*
Class C	142	142*
	$ 51,530	$ 21,886

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 9,355	.38 *
Class T	49,801	.54 *
Class B	27,831	.37 *
Class C	5,845	.41 *
Institutional Class	646	.23 *
	$ 93,478

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.30%	$ 6,862
Class T	1.55%	41,287
Class B	2.05%	21,788
Class C	2.05%	4,566
Institutional Class	1.05%	353
		$ 74,856

Certain security trades were directed to brokers who paid $7,149 of the fund's expenses.

8. Beneficial Interest.

At the end of the period, one shareholder was record owner of approximately 11% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2001	Year ended November 30, 2000
In excess of net investment income
Institutional Class	$ 893	$ -
Total	$ 893	$ -
From net realized gain
Class A	$ 258,146	$ 448,814
Class T	968,893	1,849,035
Class B	757,157	1,459,888
Class C	138,729	159,719
Institutional Class	32,390	78,330
Total	$ 2,155,315	$ 3,995,786
In excess of net realized gain
Class A	$ 158,216	$ -
Class T	593,832	-
Class B	464,059	-
Class C	85,026	-
Institutional Class	19,851	-
Total	$ 1,320,984	$ -
	$ 3,477,192	$ 3,995,786

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000
Class A Shares sold	86,502	148,165	$ 1,098,040	$ 2,280,478
Reinvestment of distributions	27,785	25,289	355,370	361,019
Shares redeemed	(80,157)	(70,469)	(987,971)	(1,083,415)
Net increase (decrease)	34,130	102,985	$ 465,439	$ 1,558,082
Class T Shares sold	245,955	568,839	$ 3,102,732	$ 8,738,335
Reinvestment of distributions	111,416	119,018	1,418,321	1,691,944
Shares redeemed	(220,606)	(360,653)	(2,759,794)	(5,515,451)
Net increase (decrease)	136,765	327,204	$ 1,761,259	$ 4,914,828
Class B Shares sold	141,739	401,656	$ 1,767,593	$ 6,065,726
Reinvestment of distributions	74,453	73,489	938,854	1,035,867
Shares redeemed	(149,096)	(193,215)	(1,809,051)	(2,935,615)
Net increase (decrease)	67,096	281,930	$ 897,396	$ 4,165,978
Class C Shares sold	79,400	145,381	$ 971,471	$ 2,194,941
Reinvestment of distributions	15,444	10,066	193,978	141,497
Shares redeemed	(35,789)	(44,806)	(435,938)	(672,408)
Net increase (decrease)	59,055	110,641	$ 729,511	$ 1,664,030
Institutional Class Shares sold	298	4,369	$ 4,116	$ 65,547
Reinvestment of distributions	3,904	5,123	50,014	73,230
Shares redeemed	(3,889)	(10,106)	(47,030)	(160,227)
Net increase (decrease)	313	(614)	$ 7,100	$ (21,450)

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
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Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ATQG-SANN-0701 138741
1.704625.103

(Fidelity Investment logo)(registered trademark)

Fidelity Logo (Registered Trademark)

Fidelity® Advisor

TechnoQuant® Growth

Fund - Institutional Class

Semiannual Report

May 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor TechnoQuant Growth Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv TechnoQuant ® Growth - Inst CL	-2.22%	-8.47%	56.94%
S&P 500 ®	-3.90%	-10.55%	80.42%
Capital Appreciation Funds Average	-5.93%	-13.02%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how Institutional Class performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 334 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds accordingly to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Life of fund
Fidelity Adv TechnoQuant Growth - Inst CL	-8.47%	10.74%
S&P 500	-10.55%	14.29%
Capital Appreciation Funds Average	-13.02%	n/a*

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

* Not available

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Fidelity Advisor TechnoQuant Growth Fund - Institutional Class

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor TechnoQuant ® Growth Fund - Institutional Class on December 31, 1996, when the fund started. As the chart shows, by May 31, 2001, the value of the investment would have grown to $15,694 - a 56.94% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,042 - an 80.42% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper multi-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, and one year cumulative total returns for the multi-cap core funds average were, -1.59%, and -7.35%, respectively, and the one year average annual total return was, -7.35%. The six month, and one year, cumulative total returns for the multi-cap supergroup average were, -0.79%, and -4.47%, respectively; the one year average annual total return was, -4.47%.

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Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
Note to shareholders: John Chow became Portfolio Manager of Fidelity Advisor TechnoQuant Growth Fund on April 12, 2001.

Q. How did the fund perform, John?

A. For the six-month period that ended May 31, 2001, the fund's Institutional Class shares returned -2.22%. By comparison, the Standard & Poor's 500 Index returned -3.90% for the same period, while the capital appreciation funds average as tracked by Lipper Inc. had a return of -5.93%. For the 12 months that ended May 31, 2001, the fund's Institutional Class shares had a return of -8.47%, while the S&P 500® returned -10.55% and the capital appreciation funds index returned -13.02%.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. The fund outperformed both the S&P 500 and the peer group. Why?

A. For most of the six-month period, the fund was positioned defensively to protect it from volatility in certain sectors. In the technology sector, for instance, which performed quite poorly for most of the period, the fund had a lower weighting than both the peer group average and the S&P 500. At the same time, it had higher weightings relative to these benchmarks in sectors such as energy, utilities and heath care, which generally performed quite well for most of the period. While this defensive positioning helped the fund beat its benchmarks, most of the outperformance can be attributed to favorable stock selection within these sectors.

Q. You've run the fund for only about six weeks, John. Did you make any changes in positioning after you took it over?

A. I made a couple of changes that brought the fund's sector allocations closer to neutral relative to the S&P 500 weightings. Specifically, I increased the fund's exposure to the technology sector and trimmed the fund's positions in the energy sector. Both of these changes have turned out to be beneficial thus far to performance. I also reviewed every name in the fund and replaced weaker names with stocks having better prospects.

Q. Which holdings did the most to help performance?

A. Arch Coal, one of the fund's larger holdings, was a strong contributor to performance. Arch is a coal mining company that benefited from strong pricing trends as a result of low inventories of coal at the utility companies and spiking natural gas prices. Philip Morris, the fund's third-largest holding, also did well. The stock benefited from an improving tobacco litigation environment and from investor excitement in advance of the planned initial public offering for its Kraft Foods division. Tosco Corp., also a top 10 holding, further contributed to performance during the period on news that it had become the acquisition target of Phillips Petroleum.

Q. Which stocks detracted from performance?

A. The biggest drag on performance came from the fund's technology holdings as a group. The downturn in technology-related capital spending affected virtually every blue-chip firm in the sector, including such holdings as Cisco Systems, Sun Microsystems, Intel, Oracle and EMC. Another name that hampered performance was Applied Micro Circuits, a company that makes networking chips for worldwide communications infrastructures. Despite its market leading position, the company's earnings were hurt by acute inventory corrections at its largest customers. It is no longer a holding in the fund.

Q. What's your near-term outlook, John?

A. Historically, a falling interest-rate environment - as we're now experiencing - has been favorable for the subsequent performance of stocks. However, it's very difficult to catch the turning point. I believe market activity for the next six months, especially in the technology sector, will continue to be quite volatile. The anemic earnings growth of many companies in this sector will keep valuations from expanding and make any bullish sentiment in the sector rather short-lived. I also am concerned about the general slowness of the European economies and the effect this may have on the earnings of multinational companies operating there. In this overall market environment, I think it's important to position the fund cautiously, minimize any unintended sector weighting deviations from the benchmark and achieve outperformance through superior stock selection.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term capital appreciation by investing primarily in common stocks, using a quantitative approach that emphasizes technical factors

Start date: December 31, 1996

Size: as of May 31, 2001, more than $42 million

Manager: John Chow, since April 2001; joined Fidelity in 1994

3

John Chow on his initial approach to managing Fidelity Advisor TechnoQuant Growth Fund:

"Historically, the fund has been managed on the basis of approximately 90% technical indicators, which are derived by analyzing movements of stock prices and trading volumes, and 10% fundamental factors, which are based on information in companies' balance sheets and income statements. The fund's stock selection process will continue to be driven predominantly by technical indicators. However, I am beginning to increase the fund's focus on models that are based on fundamental analysis to about 30%. This slight change reflects my view that a stock showing great technical strength also needs to be supported by good fundamental characteristics. I believe this will keep the fund away from speculative names and protect shareholder value.

"My background and experience are in quantitative modeling and fund management. Quantitative methods will be used extensively not only in the stock selection process, but also in managing the overall risk of the fund. One of the ways I plan to control risk is to keep a close watch on any unintended sector deviations from benchmark weights. When it is advantageous for the fund, I will tilt slightly toward more promising sectors, but the primary driver of fund performance should remain good stock selection."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	4.0	4.3
Microsoft Corp.	3.2	2.4
Philip Morris Companies, Inc.	2.8	1.5
Exxon Mobil Corp.	2.6	2.8
Citigroup, Inc.	2.2	2.7
AOL Time Warner, Inc.	1.9	0.6
Wal-Mart Stores, Inc.	1.9	1.9
International Business Machines Corp.	1.6	1.4
Tosco Corp.	1.4	0.5
Merck & Co., Inc.	1.3	0.7
	22.9
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.2	22.3
Financials	16.6	9.3
Consumer Discretionary	14.9	6.6
Health Care	12.3	13.7
Industrials	12.0	14.2
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 94.1%		Stocks 96.2%
	Short-Term Investments and Net Other Assets 5.9%		Short-Term Investments and Net Other Assets 3.8%
* Foreign investments	1.4%	** Foreign investments	3.3%

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.9%
Hotels, Restaurants & Leisure - 2.8%
Anchor Gaming (a)	3,800	$ 241,908
Argosy Gaming Co. (a)	8,200	199,506
International Game Technology (a)	4,200	258,090
Ruby Tuesday, Inc.	10,900	185,300
Shuffle Master, Inc. (a)	9,500	308,275
		1,193,079
Household Durables - 0.4%
Lennar Corp.	4,800	177,600
Leisure Equipment & Products - 1.1%
Callaway Golf Co.	8,900	202,119
Direct Focus, Inc. (a)	8,000	266,960
		469,079
Media - 3.9%
AOL Time Warner, Inc. (a)	15,300	799,119
Blockbuster, Inc. Class A	4,400	94,644
McGraw-Hill Companies, Inc.	1,200	76,968
TMP Worldwide, Inc. (a)	3,800	221,426
Viacom, Inc. Class B (non-vtg.) (a)	5,900	340,076
Walt Disney Co.	3,800	120,156
		1,652,389
Multiline Retail - 2.4%
BJ's Wholesale Club, Inc. (a)	1,800	87,750
JCPenney Co., Inc.	1,400	29,274
Kohls Corp. (a)	1,300	80,015
Wal-Mart Stores, Inc.	15,300	791,775
		988,814
Specialty Retail - 3.0%
Abercrombie & Fitch Co. Class A (a)	8,100	333,963
Best Buy Co., Inc. (a)	2,200	116,930
Burlington Coat Factory Warehouse Corp.	7,600	148,656
Copart, Inc. (a)	10,500	252,000
Genesco, Inc. (a)	4,500	136,575
Hot Topic, Inc. (a)	2,400	69,240
Rent-A-Center, Inc. (a)	2,600	116,376
Talbots, Inc.	2,600	93,600
		1,267,340
Textiles & Apparel - 1.3%
Coach, Inc.	1,987	69,644
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - continued
Nautica Enterprises, Inc. (a)	12,100	$ 247,445
Polo Ralph Lauren Corp. Class A (a)	7,200	215,640
		532,729
TOTAL CONSUMER DISCRETIONARY		6,281,030
CONSUMER STAPLES - 4.8%
Food & Drug Retailing - 1.0%
Albertson's, Inc.	3,600	103,320
Sysco Corp.	10,000	297,300
		400,620
Tobacco - 3.8%
Philip Morris Companies, Inc.	22,900	1,177,289
RJ Reynolds Tobacco Holdings, Inc.	3,700	220,076
Universal Corp.	5,500	219,010
		1,616,375
TOTAL CONSUMER STAPLES		2,016,995
ENERGY - 6.7%
Energy Equipment & Services - 1.9%
ENSCO International, Inc.	5,800	186,818
Key Energy Services, Inc. (a)	9,300	127,410
Noble Drilling Corp. (a)	2,500	106,750
Offshore Logistics, Inc. (a)	4,500	94,860
W-H Energy Services, Inc.	4,800	144,480
Weatherford International, Inc. (a)	2,200	124,014
		784,332
Oil & Gas - 4.8%
Cross Timbers Oil Co.	7,800	230,100
Exxon Mobil Corp.	12,300	1,091,625
Texaco, Inc.	2,000	142,800
Tosco Corp.	11,500	574,310
		2,038,835
TOTAL ENERGY		2,823,167
FINANCIALS - 16.6%
Banks - 6.4%
Bank of America Corp.	7,200	426,600
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
BB&T Corp.	3,500	$ 126,525
Charter One Financial, Inc.	4,500	136,125
Dime Bancorp, Inc.	4,100	144,730
First Tennessee National Corp.	4,100	145,960
First Union Corp.	3,809	122,840
Greenpoint Financial Corp.	3,800	144,362
Indymac Bancorp, Inc. (a)	4,200	97,650
National City Corp.	4,700	137,710
North Fork Bancorp, Inc.	3,000	85,620
PNC Financial Services Group, Inc.	1,200	83,100
Regions Financial Corp.	4,300	133,429
SouthTrust Corp.	6,000	149,820
Synovus Finanical Corp.	9,100	276,458
Wachovia Corp.	2,000	134,700
Washington Federal, Inc.	4,900	124,950
Washington Mutual, Inc.	3,750	133,575
Webster Financial Corp.	3,700	115,810
		2,719,964
Diversified Financials - 6.7%
American Express Co.	4,200	176,904
AmeriCredit Corp. (a)	3,300	172,260
Citigroup, Inc.	17,700	907,125
Eaton Vance Corp. (non-vtg.)	4,700	168,542
Fannie Mae	3,800	313,272
Freddie Mac	3,100	205,220
Household International, Inc.	3,000	196,980
Lehman Brothers Holdings, Inc.	1,000	71,610
Merrill Lynch & Co., Inc.	2,900	188,413
Metris Companies, Inc.	2,700	81,000
Morgan Stanley Dean Witter & Co.	3,700	240,537
State Street Corp.	1,600	87,952
		2,809,815
Insurance - 3.5%
AFLAC, Inc.	6,400	207,552
Allstate Corp.	9,400	423,188
American International Group, Inc.	6,000	486,000
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Conseco, Inc.	8,300	$ 144,586
Progressive Corp.	1,700	222,768
		1,484,094
TOTAL FINANCIALS		7,013,873
HEALTH CARE - 12.3%
Biotechnology - 3.1%
Amgen, Inc. (a)	4,100	272,158
Genzyme Corp. - General Division (a)	2,200	235,268
IDEC Pharmaceuticals Corp. (a)	2,200	135,520
Millennium Pharmaceuticals, Inc. (a)	7,700	293,909
Protein Design Labs, Inc. (a)	4,700	348,787
		1,285,642
Health Care Equipment & Supplies - 1.6%
Biomet, Inc.	9,200	410,964
I-Stat Corp. (a)	3,900	64,818
Resmed, Inc. (a)	1,800	98,280
St. Jude Medical, Inc. (a)	1,800	110,736
		684,798
Health Care Providers & Services - 1.9%
AdvancePCS (a)	4,300	261,913
HCA - The Healthcare Co.	2,100	84,714
Henry Schein, Inc. (a)	3,700	139,675
Manor Care, Inc. (a)	12,400	306,900
		793,202
Pharmaceuticals - 5.7%
Allergan, Inc.	2,000	179,400
American Home Products Corp.	3,300	208,890
Bristol-Myers Squibb Co.	3,600	195,264
Eli Lilly & Co.	4,200	355,740
King Pharmaceuticals, Inc. (a)	4,581	231,707
Merck & Co., Inc.	7,500	547,425
Pfizer, Inc.	10,800	463,212
Shire Pharmaceuticals Group PLC (a)	13,881	227,916
		2,409,554
TOTAL HEALTH CARE		5,173,196
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 12.0%
Aerospace & Defense - 4.4%
Alliant Techsystems, Inc. (a)	1,000	$ 95,360
Boeing Co.	7,700	484,253
General Dynamics Corp.	1,000	77,520
L-3 Communications Holdings, Inc. (a)	3,700	327,450
Lockheed Martin Corp.	8,800	336,952
United Technologies Corp.	6,100	508,191
		1,829,726
Airlines - 0.2%
Atlantic Coast Airlines Holdings, Inc. (a)	3,400	87,924
Commercial Services & Supplies - 2.0%
Career Education Corp. (a)	4,700	236,692
Cendant Corp. (a)	7,000	134,260
Dun & Bradstreet Corp. (a)	5,800	156,484
Equifax, Inc.	2,400	84,192
First Data Corp.	1,200	78,732
H&R Block, Inc.	2,800	166,992
		857,352
Construction & Engineering - 0.3%
EMCOR Group, Inc. (a)	3,000	132,750
Industrial Conglomerates - 4.8%
General Electric Co.	34,200	1,675,800
Tyco International Ltd.	6,200	356,190
		2,031,990
Road & Rail - 0.3%
Union Pacific Corp.	2,000	115,000
TOTAL INDUSTRIALS		5,054,742
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 3.4%
Brocade Communications System, Inc. (a)	4,200	163,800
Cisco Systems, Inc. (a)	26,760	515,398
Emulex Corp. (a)	8,000	277,520
Juniper Networks, Inc. (a)	1,400	59,542
QUALCOMM, Inc. (a)	5,000	303,700
Scientific-Atlanta, Inc.	2,600	136,526
		1,456,486
Computers & Peripherals - 2.9%
Apple Computer, Inc. (a)	8,400	167,580
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Electronics for Imaging, Inc. (a)	6,800	$ 163,268
EMC Corp.	3,900	123,240
International Business Machines Corp.	6,100	681,980
Sun Microsystems, Inc. (a)	4,400	72,468
		1,208,536
Electronic Equipment & Instruments - 0.7%
Intermagnetics General Corp.	9,200	297,160
IT Consulting & Services - 1.3%
Affiliated Computer Services, Inc. Class A (a)	3,400	245,650
Electronic Data Systems Corp.	3,200	196,000
SunGard Data Systems, Inc. (a)	1,900	113,012
		554,662
Semiconductor Equipment & Products - 3.5%
Advanced Micro Devices, Inc. (a)	4,600	129,950
Applied Materials, Inc. (a)	2,800	139,804
Intel Corp.	17,100	461,871
LAM Research Corp. (a)	7,400	204,388
Micron Technology, Inc. (a)	2,000	75,000
National Semiconductor Corp. (a)	6,600	175,032
Teradyne, Inc. (a)	2,800	111,580
Varian Semiconductor Equipment Associates, Inc. (a)	3,200	126,624
Xilinx, Inc. (a)	1,500	61,875
		1,486,124
Software - 5.4%
Adobe Systems, Inc.	2,500	99,425
Autodesk, Inc.	2,700	82,431
Electronic Arts, Inc. (a)	2,100	123,669
Microsoft Corp. (a)	19,270	1,333,099
Oracle Corp. (a)	9,500	145,350
PeopleSoft, Inc. (a)	9,800	395,430
Synopsys, Inc. (a)	1,500	85,320
		2,264,724
TOTAL INFORMATION TECHNOLOGY		7,267,692
MATERIALS - 3.3%
Chemicals - 1.1%
PPG Industries, Inc.	1,700	94,520
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Praxair, Inc.	3,100	$ 155,899
Sigma Aldrich Corp.	4,300	204,766
		455,185
Metals & Mining - 2.2%
Alcoa, Inc.	3,700	159,655
Arch Coal, Inc.	11,400	351,690
Barrick Gold Corp.	9,000	148,021
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	5,500	86,185
Peabody Energy Corp.	100	3,395
Shaw Group (a)	3,500	205,730
		954,676
TOTAL MATERIALS		1,409,861
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
BellSouth Corp.	6,600	272,118
SBC Communications, Inc.	5,900	253,995
Verizon Communications	9,600	526,560
		1,052,673
UTILITIES - 3.8%
Electric Utilities - 3.1%
American Electric Power Co., Inc.	2,500	125,500
Black Hills Corp.	2,000	109,800
Calpine Corp. (a)	1,100	54,230
Dominion Resources, Inc.	900	59,670
Exelon Corp.	1,500	101,730
PPL Corp.	5,200	310,492
Public Service Co. of New Mexico	3,300	119,361
Public Service Enterprise Group, Inc.	1,700	87,397
Reliant Energy, Inc.	2,600	119,808
TXU Corp.	4,600	226,964
		1,314,952
Gas Utilities - 0.5%
El Paso Corp.	1,798	109,498
Kinder Morgan, Inc.	1,700	93,925
		203,423
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities - 0.2%
Dynegy, Inc. Class A	2,200	$ 108,460
TOTAL UTILITIES		1,626,835
TOTAL COMMON STOCKS (Cost $35,286,455)		39,720,064
Cash Equivalents - 7.5%

Fidelity Cash Central Fund, 4.23% (b)	2,215,674	2,215,674
Fidelity Securities Lending Cash Central Fund, 4.04% (b)	920,264	920,264
TOTAL CASH EQUIVALENTS (Cost $3,135,938)		3,135,938
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $38,422,393)		42,856,002
NET OTHER ASSETS - (1.6)%		(657,752)
NET ASSETS - 100%		$ 42,198,250
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $41,800,875 and $42,324,443, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $1,183 for the period.

Income Tax Information

At May 31, 2001, the aggregate cost
of investment securities for income tax purposes was $38,564,794. Net unrealized appreciation aggregated $4,291,208, of which $5,556,076 related to appreciated investment securities and $1,264,868 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending November 30, 2001 approximately $1,130,000 of losses recognized during the period November 1, 2000 to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $909,335) (cost $38,422,393) - See accompanying schedule		$ 42,856,002
Cash		12,176
Receivable for investments sold		837,296
Receivable for fund shares sold		19,770
Dividends receivable		40,347
Interest receivable		7,147
Other receivables		680
Total assets		43,773,418
Liabilities
Payable for investments purchased	$ 509,389
Payable for fund shares redeemed	72,512
Accrued management fee	12,796
Distribution fees payable	23,833
Other payables and accrued expenses	36,374
Collateral on securities loaned, at value	920,264
Total liabilities		1,575,168
Net Assets		$ 42,198,250
Net Assets consist of:
Paid in capital		$ 40,650,402
Accumulated net investment loss		(55,010)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,830,756)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,433,614
Net Assets		$ 42,198,250

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,826,239 ÷ 393,281 shares)	$12.27
Maximum offering price per share (100/94.25 of $12.27)	$13.02
Class T: Net Asset Value and redemption price per share ($18,740,361 ÷ 1,535,040 shares)	$12.21
Maximum offering price per share (100/96.50 of $12.21)	$12.65
Class B: Net Asset Value and offering price per share ($14,888,342 ÷ 1,233,813 shares) A	$12.07
Class C: Net Asset Value and offering price per share ($3,189,513 ÷ 265,099 shares) A	$12.03
Institutional Class: Net Asset Value, offering price and redemption price per share ($553,795 ÷ 44,963 shares)	$12.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 241,830
Interest		53,698
Security lending		4,128
Total income		299,656
Expenses
Management fee	$ 122,832
Transfer agent fees	93,478
Distribution fees	143,927
Accounting and security lending fees	30,072
Non-interested trustees' compensation	82
Custodian fees and expenses	3,436
Registration fees	35,857
Audit	4,720
Legal	182
Miscellaneous	1,192
Total expenses before reductions	435,778
Expense reductions	(82,005)	353,773
Net investment income (loss)		(54,117)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,509,838)
Foreign currency transactions	66	(1,509,772)
Change in net unrealized appreciation (depreciation) on:
Investment securities	347,771
Assets and liabilities in foreign currencies	5	347,776
Net gain (loss)		(1,161,996)
Net increase (decrease) in net assets resulting from operations		$ (1,216,113)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (54,117)	$ (235,759)
Net realized gain (loss)	(1,509,772)	3,224,868
Change in net unrealized appreciation (depreciation)	347,776	(3,225,001)
Net increase (decrease) in net assets resulting from operations	(1,216,113)	(235,892)
Distributions to shareholders In excess of net investment income	(893)	-
From net realized gain	(2,155,315)	(3,995,786)
In excess of net realized gain	(1,320,984)	-
Total distributions	(3,477,192)	(3,995,786)
Share transactions - net increase (decrease)	3,860,705	12,281,468
Total increase (decrease) in net assets	(832,600)	8,049,790
Net Assets
Beginning of period	43,030,850	34,981,060
End of period (including accumulated net investment loss of $(55,010) and $0, respectively)	$ 42,198,250	$ 43,030,850

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.71	$ 15.01	$ 11.71	$ 11.38	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	(.02)	(.02)	.01	(.07)
Net realized and unrealized gain (loss)	(.29)	.44 H	3.32	.69	1.45
Total from investment operations	(.28)	.42	3.30	.70	1.38
Less Distributions
From net realized gain	(.72)	(1.72)	-	(.26)	-
In excess of net realized gain	(.44)	-	-	(.11)	-
Total distributions	(1.16)	(1.72)	-	(.37)	-
Net asset value, end of period	$ 12.27	$ 13.71	$ 15.01	$ 11.71	$ 11.38
Total Return B, C	(2.39)%	2.40%	28.18%	6.53%	13.80%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,826	$ 4,925	$ 3,846	$ 2,885	$ 5,376
Ratio of expenses to average net assets	1.30% A, F	1.30% F	1.30% F	1.61%	1.75% A,F
Ratio of expenses to average net assets after expense reductions	1.27% A, G	1.30%	1.28% G	1.60% G	1.75% A
Ratio of net investment income (loss) to average net assets	.16% A	(.10)%	(.17)%	.09%	(.73)% A
Portfolio turnover rate	209% A	102%	133%	358%	213% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 31, 1996 (commencement of sale of Class A shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.93	$ 11.68	$ 11.36	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.05)	(.06)	(.02)	(.10)
Net realized and unrealized gain (loss)	(.28)	.42 H	3.31	.70	1.46
Total from investment operations	(.29)	.37	3.25	.68	1.36
Less Distributions
From net realized gain	(.69)	(1.68)	-	(.26)	-
In excess of net realized gain	(.43)	-	-	(.10)	-
Total distributions	(1.12)	(1.68)	-	(.36)	-
Net asset value, end of period	$ 12.21	$ 13.62	$ 14.93	$ 11.68	$ 11.36
Total Return B, C	(2.47)%	2.06%	27.83%	6.35%	13.60%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 18,740	$ 19,047	$ 15,989	$ 16,368	$ 20,283
Ratio of expenses to average net assets	1.55% A, F	1.55% F	1.55% F	1.79%	2.00% A,F
Ratio of expenses to average net assets after expense reductions	1.52% A, G	1.54% G	1.53% G	1.76% G	2.00% A
Ratio of net investment income (loss) to average net assets	(.08)% A	(.35)%	(.42)%	(.11)%	(1.00)% A
Portfolio turnover rate	209% A	102%	133%	358%	213% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 31, 1996 (commencement of sale of Class T shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 14.76	$ 11.60	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	(.13)	(.12)	(.09)	(.15)
Net realized and unrealized gain (loss)	(.29)	.43 H	3.28	.71	1.46
Total from investment operations	(.32)	.30	3.16	.62	1.31
Less Distributions
From net realized gain	(.65)	(1.62)	-	(.24)	-
In excess of net realized gain	(.40)	-	-	(.09)	-
Total distributions	(1.05)	(1.62)	-	(.33)	-
Net asset value, end of period	$ 12.07	$ 13.44	$ 14.76	$ 11.60	$ 11.31
Total Return B, C	(2.72)%	1.58%	27.24%	5.80%	13.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 14,888	$ 15,682	$ 13,056	$ 10,994	$ 11,370
Ratio of expenses to average net assets	2.05% A, F	2.05% F	2.05% F	2.24%	2.50% A,F
Ratio of expenses to average net assets after expense reductions	2.01% A, G	2.05%	2.03% G	2.22% G	2.50% A
Ratio of net investment income (loss) to average net assets	(.58)% A	(.85)%	(.92)%	(.58)%	(1.51)% A
Portfolio turnover rate	209% A	102%	133%	358%	213% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 31, 1996 (commencement of sale of Class B shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.41	$ 14.75	$ 11.60	$ 11.36	$ 11.85
Income from Investment Operations
Net investment income (loss) D	(.04)	(.13)	(.12)	(.14)	-
Net realized and unrealized gain (loss)	(.27)	.45 H	3.27	.74	(.49)
Total from investment operations	(.31)	.32	3.15	.60	(.49)
Less Distributions
From net realized gain	(.66)	(1.66)	-	(.26)	-
In excess of net realized gain	(.41)	-	-	(.10)	-
Total distributions	(1.07)	(1.66)	-	(.36)	-
Net asset value, end of period	$ 12.03	$ 13.41	$ 14.75	$ 11.60	$ 11.36
Total Return B, C	(2.65)%	1.71%	27.16%	5.62%	(4.14)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,190	$ 2,763	$ 1,408	$ 482	$ 48
Ratio of expenses to average net assets	2.05% A, F	2.05% F	2.05% F	2.50% F	2.50% A,F
Ratio of expenses to average net assets after expense reductions	2.02% A, G	2.04% G	2.03% G	2.47% G	2.50% A
Ratio of net investment income (loss) to average net assets	(.59)%A	(.85)%	(.92)%	(.88)%	(.60)% A
Portfolio turnover rate	209% A	102%	133%	358%	213% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.77	$ 15.07	$ 11.72	$ 11.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.02	.01	.03	(.04)
Net realized and unrealized gain (loss)	(.29)	.44 H	3.34	.68	1.44
Total from investment operations	(.26)	.46	3.35	.71	1.40
Less Distributions
In excess of net investment income	(.02)	-	-	-	-
From net realized gain	(.73)	(1.76)	-	(.28)	-
In excess of net realized gain	(.44)	-	-	(.11)	-
Total distributions	(1.19)	(1.76)	-	(.39)	-
Net asset value, end of period	$ 12.32	$ 13.77	$ 15.07	$ 11.72	$ 11.40
Total Return B, C	(2.22)%	2.68%	28.58%	6.63%	14.00%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 554	$ 615	$ 682	$ 1,057	$ 1,459
Ratio of expenses to average net assets	1.05% A, F	1.05% F	1.05% F	1.50% F	1.50% A,F
Ratio of expenses to average net assets after expense reductions	1.02% A, G	1.05%	1.03% G	1.48% G	1.50% A
Ratio of net investment income (loss) to average net assets	.42% A	.14%	.08%	.17%	(.42)% A
Portfolio turnover rate	209% A	102%	133%	358%	213% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period December 31, 1996 (commencement of sale of Institutional Class shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor TechnoQuant Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures, foreign currency transactions, net operating losses, losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 6,304	$ 17
Class T	46,753	292
Class B	76,295	57,335
Class C	14,575	4,293
	$ 143,927	$ 61,937

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 8,745	$ 1,929
Class T	27,376	4,548
Class B	15,267	15,267*
Class C	142	142*
	$ 51,530	$ 21,886

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 9,355	.38 *
Class T	49,801	.54 *
Class B	27,831	.37 *
Class C	5,845	.41 *
Institutional Class	646	.23 *
	$ 93,478

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.30%	$ 6,862
Class T	1.55%	41,287
Class B	2.05%	21,788
Class C	2.05%	4,566
Institutional Class	1.05%	353
		$ 74,856

Certain security trades were directed to brokers who paid $7,149 of the fund's expenses.

8. Beneficial Interest.

At the end of the period, one shareholder was record owner of approximately 11% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2001	Year ended November 30, 2000
In excess of net investment income
Institutional Class	$ 893	$ -
Total	$ 893	$ -
From net realized gain
Class A	$ 258,146	$ 448,814
Class T	968,893	1,849,035
Class B	757,157	1,459,888
Class C	138,729	159,719
Institutional Class	32,390	78,330
Total	$ 2,155,315	$ 3,995,786
In excess of net realized gain
Class A	$ 158,216	$ -
Class T	593,832	-
Class B	464,059	-
Class C	85,026	-
Institutional Class	19,851	-
Total	$ 1,320,984	$ -
	$ 3,477,192	$ 3,995,786

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000
Class A Shares sold	86,502	148,165	$ 1,098,040	$ 2,280,478
Reinvestment of distributions	27,785	25,289	355,370	361,019
Shares redeemed	(80,157)	(70,469)	(987,971)	(1,083,415)
Net increase (decrease)	34,130	102,985	$ 465,439	$ 1,558,082
Class T Shares sold	245,955	568,839	$ 3,102,732	$ 8,738,335
Reinvestment of distributions	111,416	119,018	1,418,321	1,691,944
Shares redeemed	(220,606)	(360,653)	(2,759,794)	(5,515,451)
Net increase (decrease)	136,765	327,204	$ 1,761,259	$ 4,914,828
Class B Shares sold	141,739	401,656	$ 1,767,593	$ 6,065,726
Reinvestment of distributions	74,453	73,489	938,854	1,035,867
Shares redeemed	(149,096)	(193,215)	(1,809,051)	(2,935,615)
Net increase (decrease)	67,096	281,930	$ 897,396	$ 4,165,978
Class C Shares sold	79,400	145,381	$ 971,471	$ 2,194,941
Reinvestment of distributions	15,444	10,066	193,978	141,497
Shares redeemed	(35,789)	(44,806)	(435,938)	(672,408)
Net increase (decrease)	59,055	110,641	$ 729,511	$ 1,664,030
Institutional Class Shares sold	298	4,369	$ 4,116	$ 65,547
Reinvestment of distributions	3,904	5,123	50,014	73,230
Shares redeemed	(3,889)	(10,106)	(47,030)	(160,227)
Net increase (decrease)	313	(614)	$ 7,100	$ (21,450)

Semiannual Report

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ATQGI-SANN-0701 138743
1.704629.103

(Fidelity Investment logo)(registered trademark)

Fidelity Logo (Registered Trademark)

Fidelity® Advisor

Growth Opportunities

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Growth Opportunities Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past five years and 10 years total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Growth Opportunities - CL A	-6.33%	-15.65%	42.02%	202.81%
Fidelity Adv Growth Opportunities - CL A (incl. 5.75% sales charge)	-11.72%	-20.50%	33.85%	185.39%
S&P 500 ®	-3.90%	-10.55%	102.27%	299.21%
Growth Funds Average	-6.37%	-13.14%	80.25%	256.31%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500SM  Index (S&P 500®) - a market capitalization-weighted index of common stocks. To meas-ure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,797 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Growth Opportunities - CL A	-15.65%	7.27%	11.72%
Fidelity Adv Growth Opportunities - CL A (incl. 5.75% sales charge)	-20.50%	6.00%	11.06%
S&P 500	-10.55%	15.13%	14.84%
Growth Funds Average	-13.14%	12.04%	13.14%

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Growth Opportunities Fund - Class A

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Growth Opportunities Fund - Class A on May 31, 1991, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have grown to $28,539 - a 185.39% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $39,921 - a 299.21% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, one year, five year, and 10 year cumulative total returns for the large-cap core funds average were, -4.76%, -10.97%, 81.33%, and 238.51%, respectively; and the one year, five year, and 10 year average annual total returns were, -10.97%, 12.42%, and 12.74%, respectively. The six month, one year, five year, and 10 year cumulative total returns for the large-cap supergroup average were, -7.29%, -14.10%, 80.68% and 247.13%, respectively; and the one year, five year and 10 year average annual total returns were, -14.10%, 12.28%, and 13.02%, respectively.

Semiannual Report

Fidelity Advisor Growth Opportunities Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Growth Opportunities - CL T	-6.41%	-15.78%	41.01%	200.67%
Fidelity Adv Growth Opportunities - CL T (incl. 3.50% sales charge)	-9.69%	-18.73%	36.08%	190.15%
S&P 500	-3.90%	-10.55%	102.27%	299.21%
Growth Funds Average	-6.37%	-13.14%	80.25%	256.31%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,797 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Growth Opportunities - CL T	-15.78%	7.12%	11.64%
Fidelity Adv Growth Opportunities - CL T (incl. 3.50% sales charge)	-18.73%	6.36%	11.24%
S&P 500	-10.55%	15.13%	14.84%
Growth Funds Average	-13.14%	12.04%	13.14%

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Growth Opportunities Fund - Class T

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class T on May 31, 1991, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have grown to $29,015 - a 190.15% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $39,921 - a 299.21% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, one year, five year, and 10 year cumulative total returns for the large-cap core funds average were, -4.76%, -10.97%, 81.33%, and 238.51%, respectively; and the one year, five year, and 10 year average annual total returns were, -10.97%, 12.42%, and 12.74%, respectively. The six month, one year, five year, and 10 year cumulative total returns for the large-cap supergroup average were, -7.29%, -14.10%, 80.68% and 247.13%, respectively; and the one year, five year and 10 year average annual total returns were, -14.10%, 12.28%, and 13.02%, respectively.

Semiannual Report

Fidelity Advisor Growth Opportunities Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five years and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five years and 10 years total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Growth Opportunities - CL B	-6.72%	-16.32%	37.61%	193.41%
Fidelity Adv Growth Opportunities - CL B (incl. contingent deferred sales charge)	-10.89%	-20.06%	35.74%	193.41%
S&P 500	-3.90%	-10.55%	102.27%	299.21%
Growth Funds Average	-6.37%	-13.14%	80.25%	256.31%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,797 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 9 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Growth Opportunities - CL B	-16.32%	6.59%	11.36%
Fidelity Adv Growth Opportunities - CL B (incl. contingent deferred sales charge)	-20.06%	6.30%	11.36%
S&P 500	-10.55%	15.13%	14.84%
Growth Funds Average	-13.14%	12.04%	13.14%

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Growth Opportunities Fund - Class B

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class B on May 31, 1991. As the chart shows, by May 31, 2001, the value of the investment would have grown to $29,341 - a 193.41% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $39,921 - a 299.21% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, one year, five year, and 10 year cumulative total returns for the large-cap core funds average were, -4.76%, -10.97%, 81.33%, and 238.51%, respectively; and the one year, five year, and 10 year average annual total returns were, -10.97%, 12.42%, and 12.74%, respectively. The six month, one year, five year, and 10 year cumulative total returns for the large-cap supergroup average were, -7.29%, -14.10%, 80.68% and 247.13%, respectively; and the one year, five year and 10 year average annual total returns were, -14.10%, 12.28%, and 13.02%, respectively.

Semiannual Report

Fidelity Advisor Growth Opportunities Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five years and past 10 years total return figures are 1%, 1%, 0%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five years and 10 years total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Growth Opportunities - CL C	-6.67%	-16.26%	37.72%	193.63%
Fidelity Adv Growth Opportunities - CL C (incl. contingent deferred sales charge)	-7.51%	-17.01%	37.72%	193.63%
S&P 500	-3.90%	-10.55%	102.27%	299.21%
Growth Funds Average	-6.37%	-13.14%	80.25%	256.31%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,797 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 11 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Growth Opportunities - CL C	-16.26%	6.61%	11.37%
Fidelity Adv Growth Opportunities - CL C (incl. contingent deferred sales charge)	-17.01%	6.61%	11.37%
S&P 500	-10.55%	15.13%	14.84%
Growth Funds Average	-13.14%	12.04%	13.14%

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Growth Opportunities Fund - Class C

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class C on May 31, 1991. As the chart shows, by May 31, 2001, the value of the investment would have grown to $29,363 - a 193.63% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $39,921 - a 299.21% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, one year, five year, and 10 year cumulative total returns for the large-cap core funds average were, -4.76%, -10.97%, 81.33%, and 238.51%, respectively; and the one year, five year, and 10 year average annual total returns were, -10.97%, 12.42%, and 12.74%, respectively. The six month, one year, five year, and 10 year cumulative total returns for the large-cap supergroup average were, -7.29%, -14.10%, 80.68% and 247.13%, respectively; and the one year, five year and 10 year average annual total returns were, -14.10%, 12.28%, and 13.02%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with Bettina Doulton, Portfolio Manager of Fidelity Advisor Growth Opportunities Fund

Q. How did the fund perform during the past six months, Bettina?

A. For the six months that ended May 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned -6.33%, -6.41%, -6.72% and -6.67%, respectively. During the same period, the Standard & Poor's 500 Index returned -3.90%, while the growth funds average tracked by Lipper Inc. fell 6.37%. During the 12-month period ending May 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned -15.65%, -15.78%, -16.32% and -16.26%, respectively. For the same period, the S&P 500® fell 10.55% and the Lipper average declined 13.14%.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. In general, what was responsible for the fund's subpar performance during the six-month period?

A. While the fund's performance relative to the index was disappointing, its returns were comparable to the peer group average. Triggered by the five recent interest-rate cuts by the Federal Reserve Board, the market rotated to mid-cap, economically sensitive stocks as investors looked beyond the current downturn toward what they wanted to own going forward. As it turned out, this rotation hurt the fund's performance. My focus was more defensive, with an emphasis on larger-cap, historically consistent growers. While I had some exposure to credit-sensitive and market-sensitive financials and industrials, it wasn't enough to fully benefit from the rotation.

Q. Relative to the S&P 500, what were some of the particulars that contributed to the fund's underperformance?

A. Stock selection in pharmaceuticals and biotechnology was the biggest relative detractor. Overweighting large-cap drug makers Schering-Plough, Bristol-Myers Squibb and Eli Lilly - each of which performed poorly during the period - was especially negative. Out-of-benchmark positions in biotech firms Immunex and Sepracor further eroded returns. These stocks suffered as concerns rose about international patent rights, and several of them encountered unexpected delays in new product releases and/or faced impending launches of generic competition, which dimmed their prospects for growth. Elsewhere, ongoing concerns about valuations and corporate capital spending in the technology sector detracted from absolute performance. Fortunately, I had less exposure to the sector than did the benchmark. I also had more exposure to some of the rare tech stocks that performed well, including PeopleSoft, Microsoft and National Semiconductor. In the end, my tech positioning was a big contributor on a relative basis.

Q. What other sector or industry plays had a positive effect on returns?

A. Overweighting energy was favorable, as many companies benefited from the higher prices and increased exploration activity for oil and gas. Halliburton, the No. 1 provider of oil field services, was one of the best contributors to fund performance. Our stake in the media industry also was a plus - particularly some of the advertising-sensitive businesses I owned as plays on an economic recovery. Fox Entertainment and Viacom had a strong six months, as did Univision Communications, a Spanish-language broadcasting company that targets this fast-growing market in the U.S.

Q. What were some of the other winners and losers during the past six months?

A. Praxair, a well-positioned industrial gas company that's very diversified globally, was a beneficiary of the rotation to economically cyclical names. Within financial services, J.P. Morgan Chase performed well as investors began to appreciate the opportunities presented by the merger, while Merrill Lynch, another positive contributor, did a solid job of managing expenses and improving the returns on its business. Blue-chip technology companies highlight the list of disappointments, including Cisco, Sun, EMC and Nortel. A well-known old economy name, Coca-Cola, also had a difficult six months, caught in the rotation away from consistent growers. However, I think the company's new management is on the right track in their efforts to stabilize the business.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook, Bettina?

A. With the Fed's five recent rate cuts, I'm hopeful that economic activity will stabilize and improve as we exit this calendar year. Still, I'm concerned that consumer spending, which has been so resilient to date, could come under pressure as people feel the impact of recent layoff announcements. Against this backdrop, I feel the fund is well diversified with a mix of companies positioned to deliver their earnings and that appear reasonably valued. Given the recent rallies in economically sensitive and technology stocks, valuations in these sectors are no longer that compelling. As such, I expect that a lot more value is going to come from individual stock selection than from asset rotation or industry selection. I view this as a positive for how I manage the fund.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to provide capital growth by investing primarily in common stocks, both domestic and foreign, and securities convertible into common stocks

Start date: November 18, 1987

Size: as of May 31, 2001, more than $12.3 billion

Manager: Bettina Doulton, since 2000; joined Fidelity in 1986

3

Bettina Doulton on the fund's blend of growth and value stocks:

"Much in keeping with the fund's charter, Advisor Growth Opportunities is currently invested - as it historically has been - in three areas of the market: absolute value, GARP - or growth at a reasonable price - and expensive growth. While a large percentage of the fund's net assets are currently invested in GARP stocks, which I believe over time offer the greatest rewards, there's obviously risk here also.

"When opportunities present themselves, the fund will invest in companies that are cheap and compelling on an absolute valuation basis, and it also will own some names that are expensive growth stocks as long as the growth rates and returns on invested capital appear sustainable. In other words, the fund will occasionally have holdings from each of these three areas of the market, but will never be entirely a value fund or entirely an expensive growth fund. Instead, Advisor Growth Opportunities always has been intended to be what we call a ´go anywhere' fund, one that can tilt up or down on the growth/value scale depending upon current market conditions.

"In aggregate, I would expect this fund to continue to be a large-cap blend of growth and value stocks, offering a core growth component to an investor's long-term portfolio."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	5.7	5.7
Citigroup, Inc.	3.9	1.4
Microsoft Corp.	3.8	2.7
Pfizer, Inc.	2.9	2.0
Fannie Mae	2.6	4.4
Bristol-Myers Squibb Co.	2.4	3.0
American International Group, Inc.	2.3	1.9
Freddie Mac	2.3	3.4
J.P. Morgan Chase & Co.	2.3	0.9
Exxon Mobil Corp.	2.2	2.4
	30.4
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.0	17.1
Information Technology	16.3	22.1
Industrials	13.8	9.8
Consumer Discretionary	13.5	8.3
Health Care	12.6	16.1
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 96.7%		Stocks 90.6%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 9.4%
* Foreign investments	2.7%	** Foreign investments	4.3%

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 13.5%
Automobiles - 0.2%
Ford Motor Co.	777,900	$ 18,942
Hotels Restaurants & Leisure - 0.2%
Carnival Corp.	461,600	13,031
MGM Mirage, Inc. (a)	507,300	15,950
		28,981
Household Durables - 0.3%
Black & Decker Corp.	983,330	38,989
Media - 9.2%
AOL Time Warner, Inc. (a)	5,100,400	266,394
Charter Communications, Inc. Class A (a)	1,676,000	37,475
Clear Channel Communications, Inc. (a)	1,482,700	90,400
Fox Entertainment Group, Inc. Class A (a)	4,200,900	109,643
McGraw-Hill Companies, Inc.	935,700	60,016
Omnicom Group, Inc.	1,257,500	117,048
Univision Communications, Inc. Class A (a)	3,178,800	139,009
Viacom, Inc. Class B (non-vtg.) (a)	4,180,815	240,982
Walt Disney Co.	2,523,400	79,790
		1,140,757
Multiline Retail - 1.7%
Federated Department Stores, Inc. (a)	1,255,100	56,228
JCPenney Co., Inc.	1,585,200	33,147
Target Corp.	367,900	13,907
Wal-Mart Stores, Inc.	2,176,300	112,624
		215,906
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A (a)	450,300	18,566
Gap, Inc.	965,500	29,931
Home Depot, Inc.	1,999,050	98,533
Lowe's Companies, Inc.	1,069,300	74,348
Staples, Inc. (a)	691,600	10,028
		231,406
TOTAL CONSUMER DISCRETIONARY		1,674,981
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 6.5%
Beverages - 1.8%
PepsiCo, Inc.	429,000	$ 19,202
The Coca-Cola Co.	4,223,400	200,189
		219,391
Food & Drug Retailing - 0.1%
CVS Corp.	231,800	12,726
Rite Aid Corp. (a)	492,000	4,118
		16,844
Household Products - 1.3%
Colgate-Palmolive Co.	678,300	38,419
Kimberly-Clark Corp.	724,900	43,820
Procter & Gamble Co.	1,307,200	83,975
		166,214
Personal Products - 1.6%
Avon Products, Inc.	482,800	21,127
Gillette Co.	6,038,600	174,697
		195,824
Tobacco - 1.7%
Philip Morris Companies, Inc.	3,770,580	193,846
UST, Inc.	530,600	15,472
		209,318
TOTAL CONSUMER STAPLES		807,591
ENERGY - 7.4%
Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	564,400	22,237
Cooper Cameron Corp. (a)	810,500	56,151
Halliburton Co.	3,215,700	150,302
Schlumberger Ltd. (NY Shares)	1,608,700	101,396
Transocean Sedco Forex, Inc.	254,600	13,608
		343,694
Oil & Gas - 4.6%
BP PLC sponsored ADR	2,117,356	113,046
Chevron Corp.	822,300	78,982
Conoco, Inc. Class B	1,281,400	39,980
Exxon Mobil Corp.	3,093,300	274,530
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
TotalFinaElf SA:
Series B	197,574	$ 29,122
sponsored ADR	467,061	34,441
		570,101
TOTAL ENERGY		913,795
FINANCIALS - 21.0%
Banks - 3.2%
Bank of America Corp.	2,430,000	143,978
Bank One Corp.	750,800	29,732
FleetBoston Financial Corp.	2,987,600	124,254
Mellon Financial Corp.	185,400	8,495
PNC Financial Services Group, Inc.	632,800	43,821
Wells Fargo & Co.	1,078,500	50,776
		401,056
Diversified Financials - 14.9%
American Express Co.	184,000	7,750
Charles Schwab Corp.	1,098,300	20,648
Citigroup, Inc.	9,413,733	482,454
Fannie Mae	3,937,742	324,627
Freddie Mac	4,237,200	280,503
Goldman Sachs Group, Inc.	401,200	38,154
J.P. Morgan Chase & Co.	5,696,050	279,961
Merrill Lynch & Co., Inc.	3,586,900	233,041
Morgan Stanley Dean Witter & Co.	2,467,400	160,406
Stilwell Financial, Inc.	367,900	12,082
		1,839,626
Insurance - 2.9%
Allstate Corp.	823,500	37,074
American International Group, Inc.	3,499,328	283,446
Hartford Financial Services Group, Inc.	548,100	37,106
		357,626
TOTAL FINANCIALS		2,598,308
HEALTH CARE - 12.6%
Biotechnology - 0.8%
Amgen, Inc. (a)	870,100	57,757
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
Immunex Corp. (a)	1,666,308	$ 26,328
Sepracor, Inc. (a)	682,300	22,734
		106,819
Health Care Equipment & Supplies - 0.6%
Guidant Corp. (a)	1,969,200	73,943
Health Care Providers & Services - 1.0%
AmeriSource Health Corp. Class A (a)	214,900	12,402
Cardinal Health, Inc.	1,107,195	79,707
McKesson HBOC, Inc.	882,800	30,518
		122,627
Pharmaceuticals - 10.2%
American Home Products Corp.	2,429,300	153,775
Bristol-Myers Squibb Co.	5,539,000	300,435
Eli Lilly & Co.	2,514,500	212,978
Forest Laboratories, Inc. (a)	176,700	13,086
Merck & Co., Inc.	1,157,300	84,471
Pfizer, Inc.	8,306,368	356,260
Pharmacia Corp.	228,800	11,111
Schering-Plough Corp.	3,051,200	127,998
		1,260,114
TOTAL HEALTH CARE		1,563,503
INDUSTRIALS - 13.8%
Air Freight & Couriers - 0.3%
United Parcel Service, Inc. Class B	597,700	35,533
Airlines - 0.4%
AMR Corp. (a)	1,105,800	43,115
Building Products - 0.2%
Masco Corp.	1,305,100	30,487
Commercial Services & Supplies - 0.4%
Automatic Data Processing, Inc.	287,100	15,429
Avery Dennison Corp.	359,900	21,047
Dun & Bradstreet Corp. (a)	278,550	7,515
Robert Half International, Inc. (a)	276,700	7,803
		51,794
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.2%
Emerson Electric Co.	91,600	$ 6,202
Rockwell International Corp.	482,000	22,654
		28,856
Industrial Conglomerates - 9.1%
General Electric Co.	14,316,750	701,525
Minnesota Mining & Manufacturing Co.	697,200	82,674
Textron, Inc.	1,588,800	91,531
Tyco International Ltd.	4,231,300	243,088
		1,118,818
Machinery - 2.1%
Danaher Corp.	1,287,400	81,080
Deere & Co.	922,500	34,465
Eaton Corp.	990,900	77,488
Illinois Tool Works, Inc.	255,200	17,471
Ingersoll-Rand Co.	904,120	44,618
		255,122
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	78,900	2,451
CSX Corp.	1,533,070	57,030
Union Pacific Corp.	1,105,500	63,566
		123,047
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	355,900	15,727
TOTAL INDUSTRIALS		1,702,499
INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 1.7%
Brocade Communications System, Inc. (a)	138,400	5,398
CIENA Corp. (a)	372,200	20,155
Cisco Systems, Inc. (a)	4,978,300	95,882
Nokia AB sponsored ADR	1,566,090	45,792
QUALCOMM, Inc. (a)	643,700	39,098
		206,325
Computers & Peripherals - 2.3%
Compaq Computer Corp.	643,600	10,291
Dell Computer Corp. (a)	3,477,100	84,702
EMC Corp.	1,241,544	39,233
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Gateway, Inc. (a)	643,700	$ 10,750
Hewlett-Packard Co.	368,900	10,816
International Business Machines Corp.	414,300	46,319
Sun Microsystems, Inc. (a)	5,148,200	84,791
		286,902
Internet Software & Services - 0.1%
VeriSign, Inc. (a)	154,600	8,735
IT Consulting & Services - 0.4%
Electronic Data Systems Corp.	828,400	50,740
Semiconductor Equipment & Products - 5.5%
Analog Devices, Inc. (a)	1,034,100	46,069
Applied Materials, Inc. (a)	768,500	38,371
Intel Corp.	7,197,790	194,412
KLA-Tencor Corp. (a)	1,000,700	51,656
LAM Research Corp. (a)	1,311,600	36,226
Micron Technology, Inc. (a)	1,372,500	51,469
National Semiconductor Corp. (a)	2,394,100	63,492
Teradyne, Inc. (a)	1,241,600	49,478
Texas Instruments, Inc.	2,098,900	71,614
Xilinx, Inc. (a)	1,865,800	76,964
		679,751
Software - 6.2%
Adobe Systems, Inc.	858,700	34,150
BEA Systems, Inc. (a)	377,900	13,559
BMC Software, Inc. (a)	278,100	6,647
Computer Associates International, Inc.	2,043,200	57,945
i2 Technologies, Inc. (a)	457,700	9,191
Microsoft Corp. (a)	6,781,500	469,144
Oracle Corp. (a)	1,589,900	24,325
PeopleSoft, Inc. (a)	3,221,400	129,983
Siebel Systems, Inc. (a)	111,900	5,076
VERITAS Software Corp. (a)	249,200	16,425
		766,445
TOTAL INFORMATION TECHNOLOGY		1,998,898
MATERIALS - 2.6%
Chemicals - 1.4%
Dow Chemical Co.	1,931,400	69,163
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Praxair, Inc.	1,833,000	$ 92,182
Rohm & Haas Co.	225,500	7,487
		168,832
Metals & Mining - 0.5%
Alcoa, Inc.	1,198,600	51,720
Phelps Dodge Corp.	231,800	10,477
		62,197
Paper & Forest Products - 0.7%
Georgia-Pacific Corp.	823,700	29,200
International Paper Co.	509,800	19,500
Mead Corp.	185,600	5,382
Weyerhaeuser Co.	695,200	39,772
		93,854
TOTAL MATERIALS		324,883
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.3%
AT&T Corp.	1,651,900	34,971
BellSouth Corp.	2,646,300	109,107
SBC Communications, Inc.	2,503,840	107,790
Verizon Communications	559,200	30,672
		282,540
Wireless Telecommunication Services - 0.5%
Nextel Communications, Inc. Class A (a)	3,625,500	57,718
TOTAL TELECOMMUNICATION SERVICES		340,258
UTILITIES - 0.3%
Multi-Utilities - 0.3%
Enron Corp.	663,400	35,100
TOTAL COMMON STOCKS (Cost $10,404,846)		11,959,816
Corporate Bonds - 0.1%
Moody's Ratings (unaudited)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Cyras Systems, Inc. 4.5% 8/15/05 (c)	-	$ 5,050	$ 5,707
Nonconvertible Bonds - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
TeleCorp PCS, Inc. 10.625% 7/15/10	B3	3,225	3,185
TOTAL CORPORATE BONDS (Cost $8,372)			8,892
Cash Equivalents - 2.2%
	Shares
Fidelity Cash Central Fund, 4.23% (b)	245,813,075	245,813
Fidelity Securities Lending Cash Central Fund, 4.04% (b)	27,025,600	27,026
TOTAL CASH EQUIVALENTS (Cost $272,839)		272,839
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $10,686,057)		12,241,547
NET OTHER ASSETS - 1.0%		124,476
NET ASSETS - 100%		$ 12,366,023
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,707,000 or 0.0% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $6,532,989,000 and $8,527,041,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $2,455,610,000 and $2,322,655,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $526,000 for the period.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $10,852,220,000. Net unrealized appreciation aggregated $1,389,327,000, of which $2,256,830,000 related to appreciated investment securities and $867,503,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $25,679) (cost $10,686,057) - See accompanying schedule		$ 12,241,547
Receivable for investments sold		274,983
Receivable for fund shares sold		7,735
Dividends receivable		13,639
Interest receivable		899
Other receivables		210
Total assets		12,539,013
Liabilities
Payable for investments purchased	$ 80,126
Payable for fund shares redeemed	55,949
Accrued management fee	2,101
Distribution fees payable	5,676
Other payables and accrued expenses	2,112
Collateral on securities loaned, at value	27,026
Total liabilities		172,990
Net Assets		$ 12,366,023
Net Assets consist of:
Paid in capital		$ 11,635,690
Undistributed net investment income		39,742
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(864,841)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,555,432
Net Assets		$ 12,366,023

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($384,184 ÷ 12,246 shares)	$31.37
Maximum offering price per share (100/94.25 of $31.37)	$33.28
Class T: Net Asset Value and redemption price per share ($10,283,891 ÷ 324,693 shares)	$31.67
Maximum offering price per share (100/96.50 of $31.67)	$32.82
Class B: Net Asset Value and offering price per share ($1,161,885 ÷ 37,524 shares) A	$30.96
Class C: Net Asset Value and offering price per share ($297,239 ÷ 9,574 shares) A	$31.05
Institutional Class: Net Asset Value, offering price and redemption price per share ($238,824 ÷ 7,500 shares)	$31.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 74,482
Interest		32,554
Security lending		522
Total income		107,558
Expenses
Management fee Basic fee	$ 40,956
Performance adjustment	(24,648)
Transfer agent fees	15,130
Distribution fees	38,185
Accounting and security lending fees	522
Non-interested trustees' compensation	3
Custodian fees and expenses	164
Registration fees	149
Audit	39
Legal	49
Miscellaneous	20
Total expenses before reductions	70,569
Expense reductions	(2,753)	67,816
Net investment income		39,742
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(493,187)
Foreign currency transactions	(4)
Futures contracts	(132,955)	(626,146)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(445,914)
Assets and liabilities in foreign currencies	34	(445,880)
Net gain (loss)		(1,072,026)
Net increase (decrease) in net assets resulting from operations		$ (1,032,284)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ 39,742	$ (12,751)
Net realized gain (loss)	(626,146)	1,916,340
Change in net unrealized appreciation (depreciation)	(445,880)	(5,544,889)
Net increase (decrease) in net assets resulting from operations	(1,032,284)	(3,641,300)
Distributions to shareholders From net investment income	-	(188,938)
From net realized gain	(1,468,515)	(2,858,269)
In excess of net realized gain	(238,700)	-
Total distributions	(1,707,215)	(3,047,207)
Share transactions - net increase (decrease)	(1,341,640)	(5,397,313)
Total increase (decrease) in net assets	(4,081,139)	(12,085,820)
Net Assets
Beginning of period	16,447,162	28,532,982
End of period (including undistributed net investment income of $39,742 and $0, respectively)	$ 12,366,023	$ 16,447,162

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 I	1997 F	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 37.41	$ 50.61	$ 49.33	$ 44.02	$ 42.57	$ 35.39	$ 32.86
Income from Investment Operations
Net investment income D	.12	.08	.47	.48	.04	.54	.09
Net realized and unrealized gain (loss)	(2.20)	(7.65)	2.97	8.03	1.41	8.80	2.44
Total from investment operations	(2.08)	(7.57)	3.44	8.51	1.45	9.34	2.53
Less Distributions
From net investment income	-	(.50)	(.47)	(.60)	-	(.72)	-
From net realized gain	(3.41)	(5.13)	(1.69)	(2.60)	-	(1.44)	-
In excess of net realized gain	(.55)	-	-	-	-	-	-
Total distributions	(3.96)	(5.63)	(2.16)	(3.20)	-	(2.16)	-
Net asset value, end of period	$ 31.37	$ 37.41	$ 50.61	$ 49.33	$ 44.02	$ 42.57	$ 35.39
Total Return B, C	(6.33)%	(16.86)%	7.31%	20.82%	3.41%	27.58%	7.70%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 384	$ 452	$ 640	$ 359	$ 143	$ 130	$ 10
Ratio of expenses to average net assets	.80% A	.87%	.92%	.97%	1.10% A, G	1.05%	1.48% A, G
Ratio of expenses to average net assets after expense reductions	.76% A, H	.84% H	.91% H	.96% H	1.09% A, H	1.04% H	1.47% A, H
Ratio of net investment income to average net assets	.79% A	.17%	.93%	1.06%	1.22% A	1.36%	1.74% A
Portfolio turnover rate	101% A	110%	43%	25%	33% A	35%	33%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to October 31, 1996.

F Year ended October 31

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

I One month ended November 30, 1997

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2001	Years ended November 30,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 G	1997 E	1996 E
Net asset value, beginning of period	$ 37.76	$ 50.96	$ 49.63	$ 44.20	$ 42.76	$ 35.41	$ 30.89
Income from Investment Operations
Net investment income (loss) D	.10	(.00)	.37	.42	.03	.55	.61
Net realized and unrealized gain (loss)	(2.23)	(7.72)	3.00	8.08	1.41	8.78	4.72
Total from investment operations	(2.13)	(7.72)	3.37	8.50	1.44	9.33	5.33
Less Distributions
From net investment income	-	(.35)	(.35)	(.47)	-	(.54)	(.41)
From net realized gain	(3.41)	(5.13)	(1.69)	(2.60)	-	(1.44)	(.40)
In excess of net realized gain	(.55)	-	-	-	-	-	-
Total distributions	(3.96)	(5.48)	(2.04)	(3.07)	-	(1.98)	(.81)
Net asset value, end of period	$ 31.67	$ 37.76	$ 50.96	$ 49.63	$ 44.20	$ 42.76	$ 35.41
Total Return B, C	(6.41)%	(17.01)%	7.10%	20.63%	3.37%	27.43%	17.61%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 10,284	$ 13,813	$ 24,357	$ 24,802	$ 20,411	$ 19,652	$ 14,315
Ratio of expenses to average net assets	.96% A	1.05%	1.12%	1.14%	1.28% A	1.18%	1.34%
Ratio of expenses to average net assets after expense reductions	.92% A, F	1.03% F	1.11% F	1.13% F	1.27% A, F	1.17% F	1.34%
Ratio of net investment income (loss) to average net assets	.63% A	(.01)%	.73%	.92%	1.03% A	1.39%	1.88%
Portfolio turnover rate	101% A	110%	43%	25%	33% A	35%	33%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Year ended October 31

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G One month ended November 30, 1997

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31,	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 F	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 37.11	$ 50.25	$ 49.12	$ 44.02	$ 42.60	$ 37.62
Income from Investment Operations
Net investment income (loss) D	(.00)	(.26)	.09	.14	.02	.13
Net realized and unrealized gain (loss)	(2.19)	(7.59)	2.97	8.04	1.40	4.85
Total from investment operations	(2.19)	(7.85)	3.06	8.18	1.42	4.98
Less Distributions
From net investment income	-	(.16)	(.24)	(.48)	-	-
From net realized gain	(3.41)	(5.13)	(1.69)	(2.60)	-	-
In excess of net realized gain	(.55)	-	-	-	-	-
Total distributions	(3.96)	(5.29)	(1.93)	(3.08)	-	-
Net asset value, end of period	$ 30.96	$ 37.11	$ 50.25	$ 49.12	$ 44.02	$ 42.60
Total Return B, C	(6.72)%	(17.49)%	6.50%	19.95%	3.33%	13.24%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,162	$ 1,437	$ 2,264	$ 1,432	$ 423	$ 371
Ratio of expenses to average net assets	1.60% A	1.64%	1.67%	1.71%	1.85% A, G	1.75% A
Ratio of expenses to average net assets after expense reductions	1.56% A, H	1.62% H	1.66% H	1.70% H	1.84% A, H	1.74% A, H
Ratio of net invest- ment income (loss) to average net assets	(.01)% A	(.60)%	.19%	.31%	.47% A	.48% A
Portfolio turnover rate	101% A	110%	43%	25%	33% A	35%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to October 31, 1997.

F One month ended November 30, 1997

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 37.19	$ 50.39	$ 49.33	$ 44.20	$ 43.62
Income from Investment Operations
Net investment income (loss) D	.00	(.25)	.10	.12	.02
Net realized and unrealized gain (loss)	(2.18)	(7.61)	2.97	8.08	.56
Total from investment operations	(2.18)	(7.86)	3.07	8.20	.58
Less Distributions
From net investment income	-	(.21)	(.32)	(.47)	-
From net realized gain	(3.41)	(5.13)	(1.69)	(2.60)	-
In excess of net realized gain	(.55)	-	-	-	-
Total distributions	(3.96)	(5.34)	(2.01)	(3.07)	-
Net asset value, end of period	$ 31.05	$ 37.19	$ 50.39	$ 49.33	$ 44.20
Total Return B, C	(6.67)%	(17.48)%	6.50%	19.91%	1.33%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 297	$ 400	$ 688	$ 301	$ 6
Ratio of expenses to average net assets	1.56% A	1.61%	1.65%	1.70%	1.85% A, G
Ratio of expenses to average net assets after expense reductions	1.52% A, F	1.59% F	1.64% F	1.70%	1.84% A, F
Ratio of net investment income (loss) to average net assets	.03% A	(.57)%	.20%	.27%	.74% A
Portfolio turnover rate	101% A	110%	43%	25%	33% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to November 30, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 G	1997 E	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 37.85	$ 51.10	$ 49.78	$ 44.31	$ 42.85	$ 35.47	$ 30.97
Income from Investment Operations
Net investment income D	.19	.22	.63	.65	.05	.75	.77
Net realized and unrealized gain (loss)	(2.24)	(7.72)	2.98	8.10	1.41	8.78	4.74
Total from investment operations	(2.05)	(7.50)	3.61	8.75	1.46	9.53	5.51
Less Distributions
From net investment income	-	(.62)	(.60)	(.68)	-	(.71)	(.61)
From net realized gain	(3.41)	(5.13)	(1.69)	(2.60)	-	(1.44)	(.40)
In excess of net realized gain	(.55)	-	-	-	-	-	-
Total distributions	(3.96)	(5.75)	(2.29)	(3.28)	-	(2.15)	(1.01)
Net asset value, end of period	$ 31.84	$ 37.85	$ 51.10	$ 49.78	$ 44.31	$ 42.85	$ 35.47
Total Return B, C	(6.16)%	(16.58)%	7.62%	21.29%	3.41%	28.07%	18.25%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 239	$ 346	$ 584	$ 618	$ 392	$ 375	$ 250
Ratio of expenses to average net assets	.42% A	.53%	.62%	.62%	.71% A	.66%	.85%
Ratio of expenses to average net assets after expense reductions	.39% A, F	.51% F	.61% F	.61% F	.70% A, F	.65% F	.84% F
Ratio of net investment income to average net assets	1.16% A	.51%	1.24%	1.43%	1.60% A	1.91%	2.38%
Portfolio turnover rate	101% A	110%	43%	25%	33% A	35%	33%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E Year ended October 31

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G One month ended November 30, 1997

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Growth Opportunities Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the funds or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, market

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

discount, partnerships, losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts - continued

the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over the performance period) based on the investment performance of the asset-weighted average return of all classes as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .23% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares, except for the Institutional Class (collectively referred to as "the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 510,000	$ 5,000
Class T	29,684,000	493,000
Class B	6,314,000	4,747,000
Class C	1,677,000	228,000
	$ 38,185,000	$ 5,473,000

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 245,000	$ 73,000
Class T	899,000	218,000
Class B	2,134,000	2,134,000 *
Class C	56,000	56,000 *
	$ 3,334,000	$ 2,481,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 592,000	.30 *
Class T	11,754,000	.20 *
Class B	2,048,000	.33 *
Class C	482,000	.29 *
Institutional Class	254,000	.18 *
	$ 15,130,000

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc.,an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Cash Central Funds - continued

affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $2,702,000 of the fund's expenses. In addition through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

reduce the fund's expenses. During the period credits reduced the fund's custody expenses by $1,000. During the period credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction

Class A	$ 6,000
Class T	40,000
Class B	4,000
$ 50,000

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Amounts in thousands	Six months ended May 31, 2001	Year ended November 30, 2000
From net investment income
Class A	$ -	$ 6,159
Class T	-	165,390
Class B	-	7,609
Class C	-	2,951
Institutional Class	-	6,829
Total	$ -	$ 188,938
From net realized gain
Class A	$ 40,823	$ 64,684
Class T	1,231,581	2,435,566
Class B	130,241	229,907
Class C	35,651	69,819
Institutional Class	30,219	58,293
Total	$ 1,468,515	$ 2,858,269
In excess of net realized gain
Class A	$ 6,636	$ -
Class T	200,187	-
Class B	21,170	-
Class C	5,795	-
Institutional Class	4,912	-
Total	$ 238,700	$ -
	$ 1,707,215	$ 3,047,207

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

Amounts in thousands	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000
Class A Shares sold	1,295	4,222	$ 41,555	$ 185,092
Reinvestment of distributions	1,348	1,487	45,669	67,254
Shares redeemed	(2,480)	(6,263)	(79,083)	(273,883)
Net increase (decrease)	163	(554)	$ 8,141	$ (21,537)
Class T Shares sold	23,129	55,739	$ 748,527	$ 2,458,458
Reinvestment of distributions	39,364	53,007	1,347,082	2,424,416
Shares redeemed	(103,607)	(220,920)	(3,332,884)	(9,767,102)
Net increase (decrease)	(41,114)	(112,174)	$ (1,237,275)	$ (4,884,228)
Class B Shares sold	1,489	6,462	$ 47,913	$ 284,295
Reinvestment of distributions	3,981	4,562	133,555	206,300
Shares redeemed	(6,666)	(17,360)	(211,106)	(756,605)
Net increase (decrease)	(1,196)	(6,336)	$ (29,638)	$ (266,010)
Class C Shares sold	834	3,745	$ 26,976	$ 165,404
Reinvestment of distributions	1,014	1,259	34,091	57,030
Shares redeemed	(3,036)	(7,898)	(97,241)	(344,794)
Net increase (decrease)	(1,188)	(2,894)	$ (36,174)	$ (122,360)
Institutional Class Shares sold	1,543	5,334	$ 50,429	$ 231,893
Reinvestment of distributions	884	1,159	30,344	52,861
Shares redeemed	(4,055)	(8,792)	(127,467)	(387,932)
Net increase (decrease)	(1,628)	(2,299)	$ (46,694)	$ (103,178)

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Bettina Doulton, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

GO-SANN-0701 138912
1.704615.103

(Fidelity Investment logo)(registered trademark)

Fidelity Logo (Registered Trademark)

Fidelity® Advisor

Growth Opportunities

Fund - Institutional Class

Semiannual Report

May 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Growth Opportunities Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Growth Opportunities - Inst CL	-6.16%	-15.36%	44.62%	210.32%
S&P 500®	-3.90%	-10.55%	102.27%	299.21%
Growth Funds Average	-6.37%	-13.14%	80.25%	256.31%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500SM  Index (S&P 500®) - a market capitalization-weighted index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,797 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Growth Opportunities - Inst CL	-15.36%	7.66%	11.99%
S&P 500	-10.55%	15.13%	14.84%
Growth Funds Average	-13.14%	12.04%	13.14%

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Growth Opportunities Fund - Institutional Class

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Growth Opportunities Fund - Institutional Class on May 31, 1991. As the chart shows, by May 31, 2001, the value of the investment would have grown to $31,032 - a 210.32% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $39,921 - a 299.21% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, one year, five year, and 10 year cumulative total returns for the large-cap core funds average were, -4.76%, -10.97%, 81.33%, and 238.51%, respectively; and the one year, five year, and 10 year average annual total returns were, -10.97%, 12.42%, and 12.74%, respectively. The six month, one year, five year, and 10 year cumulative total returns for the large-cap supergroup average were, -7.29%, -14.10%, 80.68% and 247.13%, respectively; and the one year, five year and 10 year average annual total returns were, -14.10%, 12.28%, and 13.02%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with Bettina Doulton, Portfolio Manager of Fidelity Advisor Growth Opportunities Fund

Q. How did the fund perform during the past six months, Bettina?

A. For the six months that ended May 31, 2001, the fund's Institutional Class shares returned -6.16%. During the same period, the Standard & Poor's 500 Index returned -3.90%, while the growth funds average tracked by Lipper Inc. fell 6.37%. During the 12-month period ending May 31, 2001, the fund's Institutional Class shares returned -15.36%. For the same period, the S&P 500® fell 10.55% and the Lipper average declined 13.14%.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. In general, what was responsible for the fund's subpar performance during the six-month period?

A. While the fund's performance relative to the index was disappointing, its returns were comparable to the peer group average. Triggered by the five recent interest-rate cuts by the Federal Reserve Board, the market rotated to mid-cap, economically sensitive stocks as investors looked beyond the current downturn toward what they wanted to own going forward. As it turned out, this rotation hurt the fund's performance. My focus was more defensive, with an emphasis on larger-cap, historically consistent growers. While I had some exposure to credit-sensitive and market-sensitive financials and industrials, it wasn't enough to fully benefit from the rotation.

Q. Relative to the S&P 500, what were some of the particulars that contributed to the fund's underperformance?

A. Stock selection in pharmaceuticals and biotechnology was the biggest relative detractor. Overweighting large-cap drug makers Schering-Plough, Bristol-Myers Squibb and Eli Lilly - each of which performed poorly during the period - was especially negative. Out-of-benchmark positions in biotech firms Immunex and Sepracor further eroded returns. These stocks suffered as concerns rose about international patent rights, and several of them encountered unexpected delays in new product releases and/or faced impending launches of generic competition, which dimmed their prospects for growth. Elsewhere, ongoing concerns about valuations and corporate capital spending in the technology sector detracted from absolute performance. Fortunately, I had less exposure to the sector than did the benchmark. I also had more exposure to some of the rare tech stocks that performed well, including PeopleSoft, Microsoft and National Semiconductor. In the end, my tech positioning was a big contributor on a relative basis.

Q. What other sector or industry plays had a positive effect on returns?

A. Overweighting energy was favorable, as many companies benefited from the higher prices and increased exploration activity for oil and gas. Halliburton, the No. 1 provider of oil field services, was one of the best contributors to fund performance. Our stake in the media industry also was a plus - particularly some of the advertising-sensitive businesses I owned as plays on an economic recovery. Fox Entertainment and Viacom had a strong six months, as did Univision Communications, a Spanish-language broadcasting company that targets this fast-growing market in the U.S.

Q. What were some of the other winners and losers during the past six months?

A. Praxair, a well-positioned industrial gas company that's very diversified globally, was a beneficiary of the rotation to economically cyclical names. Within financial services, J.P. Morgan Chase performed well as investors began to appreciate the opportunities presented by the merger, while Merrill Lynch, another positive contributor, did a solid job of managing expenses and improving the returns on its business. Blue-chip technology companies highlight the list of disappointments, including Cisco, Sun, EMC and Nortel. A well-known old economy name, Coca-Cola, also had a difficult six months, caught in the rotation away from consistent growers. However, I think the company's new management is on the right track in their efforts to stabilize the business.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook, Bettina?

A. With the Fed's five recent rate cuts, I'm hopeful that economic activity will stabilize and improve as we exit this calendar year. Still, I'm concerned that consumer spending, which has been so resilient to date, could come under pressure as people feel the impact of recent layoff announcements. Against this backdrop, I feel the fund is well diversified with a mix of companies positioned to deliver their earnings and that appear reasonably valued. Given the recent rallies in economically sensitive and technology stocks, valuations in these sectors are no longer that compelling. As such, I expect that a lot more value is going to come from individual stock selection than from asset rotation or industry selection. I view this as a positive for how I manage the fund.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to provide capital growth by investing primarily in common stocks, both domestic and foreign, and securities convertible into common stocks

Start date: November 18, 1987

Size: as of May 31, 2001, more than $12.3 billion

Manager: Bettina Doulton, since 2000; joined Fidelity in 1986

3

Bettina Doulton on the fund's blend of growth and value stocks:

"Much in keeping with the fund's charter, Advisor Growth Opportunities is currently invested - as it historically has been - in three areas of the market: absolute value, GARP - or growth at a reasonable price - and expensive growth. While a large percentage of the fund's net assets are currently invested in GARP stocks, which I believe over time offer the greatest rewards, there's obviously risk here also.

"When opportunities present themselves, the fund will invest in companies that are cheap and compelling on an absolute valuation basis, and it also will own some names that are expensive growth stocks as long as the growth rates and returns on invested capital appear sustainable. In other words, the fund will occasionally have holdings from each of these three areas of the market, but will never be entirely a value fund or entirely an expensive growth fund. Instead, Advisor Growth Opportunities always has been intended to be what we call a ´go anywhere' fund, one that can tilt up or down on the growth/value scale depending upon current market conditions.

"In aggregate, I would expect this fund to continue to be a large-cap blend of growth and value stocks, offering a core growth component to an investor's long-term portfolio."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	5.7	5.7
Citigroup, Inc.	3.9	1.4
Microsoft Corp.	3.8	2.7
Pfizer, Inc.	2.9	2.0
Fannie Mae	2.6	4.4
Bristol-Myers Squibb Co.	2.4	3.0
American International Group, Inc.	2.3	1.9
Freddie Mac	2.3	3.4
J.P. Morgan Chase & Co.	2.3	0.9
Exxon Mobil Corp.	2.2	2.4
	30.4
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.0	17.1
Information Technology	16.3	22.1
Industrials	13.8	9.8
Consumer Discretionary	13.5	8.3
Health Care	12.6	16.1
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 96.7%		Stocks 90.6%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 9.4%
* Foreign investments	2.7%	** Foreign investments	4.3%

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 13.5%
Automobiles - 0.2%
Ford Motor Co.	777,900	$ 18,942
Hotels Restaurants & Leisure - 0.2%
Carnival Corp.	461,600	13,031
MGM Mirage, Inc. (a)	507,300	15,950
		28,981
Household Durables - 0.3%
Black & Decker Corp.	983,330	38,989
Media - 9.2%
AOL Time Warner, Inc. (a)	5,100,400	266,394
Charter Communications, Inc. Class A (a)	1,676,000	37,475
Clear Channel Communications, Inc. (a)	1,482,700	90,400
Fox Entertainment Group, Inc. Class A (a)	4,200,900	109,643
McGraw-Hill Companies, Inc.	935,700	60,016
Omnicom Group, Inc.	1,257,500	117,048
Univision Communications, Inc. Class A (a)	3,178,800	139,009
Viacom, Inc. Class B (non-vtg.) (a)	4,180,815	240,982
Walt Disney Co.	2,523,400	79,790
		1,140,757
Multiline Retail - 1.7%
Federated Department Stores, Inc. (a)	1,255,100	56,228
JCPenney Co., Inc.	1,585,200	33,147
Target Corp.	367,900	13,907
Wal-Mart Stores, Inc.	2,176,300	112,624
		215,906
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A (a)	450,300	18,566
Gap, Inc.	965,500	29,931
Home Depot, Inc.	1,999,050	98,533
Lowe's Companies, Inc.	1,069,300	74,348
Staples, Inc. (a)	691,600	10,028
		231,406
TOTAL CONSUMER DISCRETIONARY		1,674,981
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 6.5%
Beverages - 1.8%
PepsiCo, Inc.	429,000	$ 19,202
The Coca-Cola Co.	4,223,400	200,189
		219,391
Food & Drug Retailing - 0.1%
CVS Corp.	231,800	12,726
Rite Aid Corp. (a)	492,000	4,118
		16,844
Household Products - 1.3%
Colgate-Palmolive Co.	678,300	38,419
Kimberly-Clark Corp.	724,900	43,820
Procter & Gamble Co.	1,307,200	83,975
		166,214
Personal Products - 1.6%
Avon Products, Inc.	482,800	21,127
Gillette Co.	6,038,600	174,697
		195,824
Tobacco - 1.7%
Philip Morris Companies, Inc.	3,770,580	193,846
UST, Inc.	530,600	15,472
		209,318
TOTAL CONSUMER STAPLES		807,591
ENERGY - 7.4%
Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	564,400	22,237
Cooper Cameron Corp. (a)	810,500	56,151
Halliburton Co.	3,215,700	150,302
Schlumberger Ltd. (NY Shares)	1,608,700	101,396
Transocean Sedco Forex, Inc.	254,600	13,608
		343,694
Oil & Gas - 4.6%
BP PLC sponsored ADR	2,117,356	113,046
Chevron Corp.	822,300	78,982
Conoco, Inc. Class B	1,281,400	39,980
Exxon Mobil Corp.	3,093,300	274,530
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
TotalFinaElf SA:
Series B	197,574	$ 29,122
sponsored ADR	467,061	34,441
		570,101
TOTAL ENERGY		913,795
FINANCIALS - 21.0%
Banks - 3.2%
Bank of America Corp.	2,430,000	143,978
Bank One Corp.	750,800	29,732
FleetBoston Financial Corp.	2,987,600	124,254
Mellon Financial Corp.	185,400	8,495
PNC Financial Services Group, Inc.	632,800	43,821
Wells Fargo & Co.	1,078,500	50,776
		401,056
Diversified Financials - 14.9%
American Express Co.	184,000	7,750
Charles Schwab Corp.	1,098,300	20,648
Citigroup, Inc.	9,413,733	482,454
Fannie Mae	3,937,742	324,627
Freddie Mac	4,237,200	280,503
Goldman Sachs Group, Inc.	401,200	38,154
J.P. Morgan Chase & Co.	5,696,050	279,961
Merrill Lynch & Co., Inc.	3,586,900	233,041
Morgan Stanley Dean Witter & Co.	2,467,400	160,406
Stilwell Financial, Inc.	367,900	12,082
		1,839,626
Insurance - 2.9%
Allstate Corp.	823,500	37,074
American International Group, Inc.	3,499,328	283,446
Hartford Financial Services Group, Inc.	548,100	37,106
		357,626
TOTAL FINANCIALS		2,598,308
HEALTH CARE - 12.6%
Biotechnology - 0.8%
Amgen, Inc. (a)	870,100	57,757
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
Immunex Corp. (a)	1,666,308	$ 26,328
Sepracor, Inc. (a)	682,300	22,734
		106,819
Health Care Equipment & Supplies - 0.6%
Guidant Corp. (a)	1,969,200	73,943
Health Care Providers & Services - 1.0%
AmeriSource Health Corp. Class A (a)	214,900	12,402
Cardinal Health, Inc.	1,107,195	79,707
McKesson HBOC, Inc.	882,800	30,518
		122,627
Pharmaceuticals - 10.2%
American Home Products Corp.	2,429,300	153,775
Bristol-Myers Squibb Co.	5,539,000	300,435
Eli Lilly & Co.	2,514,500	212,978
Forest Laboratories, Inc. (a)	176,700	13,086
Merck & Co., Inc.	1,157,300	84,471
Pfizer, Inc.	8,306,368	356,260
Pharmacia Corp.	228,800	11,111
Schering-Plough Corp.	3,051,200	127,998
		1,260,114
TOTAL HEALTH CARE		1,563,503
INDUSTRIALS - 13.8%
Air Freight & Couriers - 0.3%
United Parcel Service, Inc. Class B	597,700	35,533
Airlines - 0.4%
AMR Corp. (a)	1,105,800	43,115
Building Products - 0.2%
Masco Corp.	1,305,100	30,487
Commercial Services & Supplies - 0.4%
Automatic Data Processing, Inc.	287,100	15,429
Avery Dennison Corp.	359,900	21,047
Dun & Bradstreet Corp. (a)	278,550	7,515
Robert Half International, Inc. (a)	276,700	7,803
		51,794
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.2%
Emerson Electric Co.	91,600	$ 6,202
Rockwell International Corp.	482,000	22,654
		28,856
Industrial Conglomerates - 9.1%
General Electric Co.	14,316,750	701,525
Minnesota Mining & Manufacturing Co.	697,200	82,674
Textron, Inc.	1,588,800	91,531
Tyco International Ltd.	4,231,300	243,088
		1,118,818
Machinery - 2.1%
Danaher Corp.	1,287,400	81,080
Deere & Co.	922,500	34,465
Eaton Corp.	990,900	77,488
Illinois Tool Works, Inc.	255,200	17,471
Ingersoll-Rand Co.	904,120	44,618
		255,122
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	78,900	2,451
CSX Corp.	1,533,070	57,030
Union Pacific Corp.	1,105,500	63,566
		123,047
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	355,900	15,727
TOTAL INDUSTRIALS		1,702,499
INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 1.7%
Brocade Communications System, Inc. (a)	138,400	5,398
CIENA Corp. (a)	372,200	20,155
Cisco Systems, Inc. (a)	4,978,300	95,882
Nokia AB sponsored ADR	1,566,090	45,792
QUALCOMM, Inc. (a)	643,700	39,098
		206,325
Computers & Peripherals - 2.3%
Compaq Computer Corp.	643,600	10,291
Dell Computer Corp. (a)	3,477,100	84,702
EMC Corp.	1,241,544	39,233
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Gateway, Inc. (a)	643,700	$ 10,750
Hewlett-Packard Co.	368,900	10,816
International Business Machines Corp.	414,300	46,319
Sun Microsystems, Inc. (a)	5,148,200	84,791
		286,902
Internet Software & Services - 0.1%
VeriSign, Inc. (a)	154,600	8,735
IT Consulting & Services - 0.4%
Electronic Data Systems Corp.	828,400	50,740
Semiconductor Equipment & Products - 5.5%
Analog Devices, Inc. (a)	1,034,100	46,069
Applied Materials, Inc. (a)	768,500	38,371
Intel Corp.	7,197,790	194,412
KLA-Tencor Corp. (a)	1,000,700	51,656
LAM Research Corp. (a)	1,311,600	36,226
Micron Technology, Inc. (a)	1,372,500	51,469
National Semiconductor Corp. (a)	2,394,100	63,492
Teradyne, Inc. (a)	1,241,600	49,478
Texas Instruments, Inc.	2,098,900	71,614
Xilinx, Inc. (a)	1,865,800	76,964
		679,751
Software - 6.2%
Adobe Systems, Inc.	858,700	34,150
BEA Systems, Inc. (a)	377,900	13,559
BMC Software, Inc. (a)	278,100	6,647
Computer Associates International, Inc.	2,043,200	57,945
i2 Technologies, Inc. (a)	457,700	9,191
Microsoft Corp. (a)	6,781,500	469,144
Oracle Corp. (a)	1,589,900	24,325
PeopleSoft, Inc. (a)	3,221,400	129,983
Siebel Systems, Inc. (a)	111,900	5,076
VERITAS Software Corp. (a)	249,200	16,425
		766,445
TOTAL INFORMATION TECHNOLOGY		1,998,898
MATERIALS - 2.6%
Chemicals - 1.4%
Dow Chemical Co.	1,931,400	69,163
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Praxair, Inc.	1,833,000	$ 92,182
Rohm & Haas Co.	225,500	7,487
		168,832
Metals & Mining - 0.5%
Alcoa, Inc.	1,198,600	51,720
Phelps Dodge Corp.	231,800	10,477
		62,197
Paper & Forest Products - 0.7%
Georgia-Pacific Corp.	823,700	29,200
International Paper Co.	509,800	19,500
Mead Corp.	185,600	5,382
Weyerhaeuser Co.	695,200	39,772
		93,854
TOTAL MATERIALS		324,883
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.3%
AT&T Corp.	1,651,900	34,971
BellSouth Corp.	2,646,300	109,107
SBC Communications, Inc.	2,503,840	107,790
Verizon Communications	559,200	30,672
		282,540
Wireless Telecommunication Services - 0.5%
Nextel Communications, Inc. Class A (a)	3,625,500	57,718
TOTAL TELECOMMUNICATION SERVICES		340,258
UTILITIES - 0.3%
Multi-Utilities - 0.3%
Enron Corp.	663,400	35,100
TOTAL COMMON STOCKS (Cost $10,404,846)		11,959,816
Corporate Bonds - 0.1%
Moody's Ratings (unaudited)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Cyras Systems, Inc. 4.5% 8/15/05 (c)	-	$ 5,050	$ 5,707
Nonconvertible Bonds - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
TeleCorp PCS, Inc. 10.625% 7/15/10	B3	3,225	3,185
TOTAL CORPORATE BONDS (Cost $8,372)			8,892
Cash Equivalents - 2.2%
	Shares
Fidelity Cash Central Fund, 4.23% (b)	245,813,075	245,813
Fidelity Securities Lending Cash Central Fund, 4.04% (b)	27,025,600	27,026
TOTAL CASH EQUIVALENTS (Cost $272,839)		272,839
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $10,686,057)		12,241,547
NET OTHER ASSETS - 1.0%		124,476
NET ASSETS - 100%		$ 12,366,023
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,707,000 or 0.0% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $6,532,989,000 and $8,527,041,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $2,455,610,000 and $2,322,655,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $526,000 for the period.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $10,852,220,000. Net unrealized appreciation aggregated $1,389,327,000, of which $2,256,830,000 related to appreciated investment securities and $867,503,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $25,679) (cost $10,686,057) - See accompanying schedule		$ 12,241,547
Receivable for investments sold		274,983
Receivable for fund shares sold		7,735
Dividends receivable		13,639
Interest receivable		899
Other receivables		210
Total assets		12,539,013
Liabilities
Payable for investments purchased	$ 80,126
Payable for fund shares redeemed	55,949
Accrued management fee	2,101
Distribution fees payable	5,676
Other payables and accrued expenses	2,112
Collateral on securities loaned, at value	27,026
Total liabilities		172,990
Net Assets		$ 12,366,023
Net Assets consist of:
Paid in capital		$ 11,635,690
Undistributed net investment income		39,742
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(864,841)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,555,432
Net Assets		$ 12,366,023

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($384,184 ÷ 12,246 shares)	$31.37
Maximum offering price per share (100/94.25 of $31.37)	$33.28
Class T: Net Asset Value and redemption price per share ($10,283,891 ÷ 324,693 shares)	$31.67
Maximum offering price per share (100/96.50 of $31.67)	$32.82
Class B: Net Asset Value and offering price per share ($1,161,885 ÷ 37,524 shares) A	$30.96
Class C: Net Asset Value and offering price per share ($297,239 ÷ 9,574 shares) A	$31.05
Institutional Class: Net Asset Value, offering price and redemption price per share ($238,824 ÷ 7,500 shares)	$31.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 74,482
Interest		32,554
Security lending		522
Total income		107,558
Expenses
Management fee Basic fee	$ 40,956
Performance adjustment	(24,648)
Transfer agent fees	15,130
Distribution fees	38,185
Accounting and security lending fees	522
Non-interested trustees' compensation	3
Custodian fees and expenses	164
Registration fees	149
Audit	39
Legal	49
Miscellaneous	20
Total expenses before reductions	70,569
Expense reductions	(2,753)	67,816
Net investment income		39,742
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(493,187)
Foreign currency transactions	(4)
Futures contracts	(132,955)	(626,146)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(445,914)
Assets and liabilities in foreign currencies	34	(445,880)
Net gain (loss)		(1,072,026)
Net increase (decrease) in net assets resulting from operations		$ (1,032,284)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ 39,742	$ (12,751)
Net realized gain (loss)	(626,146)	1,916,340
Change in net unrealized appreciation (depreciation)	(445,880)	(5,544,889)
Net increase (decrease) in net assets resulting from operations	(1,032,284)	(3,641,300)
Distributions to shareholders From net investment income	-	(188,938)
From net realized gain	(1,468,515)	(2,858,269)
In excess of net realized gain	(238,700)	-
Total distributions	(1,707,215)	(3,047,207)
Share transactions - net increase (decrease)	(1,341,640)	(5,397,313)
Total increase (decrease) in net assets	(4,081,139)	(12,085,820)
Net Assets
Beginning of period	16,447,162	28,532,982
End of period (including undistributed net investment income of $39,742 and $0, respectively)	$ 12,366,023	$ 16,447,162

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 I	1997 F	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 37.41	$ 50.61	$ 49.33	$ 44.02	$ 42.57	$ 35.39	$ 32.86
Income from Investment Operations
Net investment income D	.12	.08	.47	.48	.04	.54	.09
Net realized and unrealized gain (loss)	(2.20)	(7.65)	2.97	8.03	1.41	8.80	2.44
Total from investment operations	(2.08)	(7.57)	3.44	8.51	1.45	9.34	2.53
Less Distributions
From net investment income	-	(.50)	(.47)	(.60)	-	(.72)	-
From net realized gain	(3.41)	(5.13)	(1.69)	(2.60)	-	(1.44)	-
In excess of net realized gain	(.55)	-	-	-	-	-	-
Total distributions	(3.96)	(5.63)	(2.16)	(3.20)	-	(2.16)	-
Net asset value, end of period	$ 31.37	$ 37.41	$ 50.61	$ 49.33	$ 44.02	$ 42.57	$ 35.39
Total Return B, C	(6.33)%	(16.86)%	7.31%	20.82%	3.41%	27.58%	7.70%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 384	$ 452	$ 640	$ 359	$ 143	$ 130	$ 10
Ratio of expenses to average net assets	.80% A	.87%	.92%	.97%	1.10% A, G	1.05%	1.48% A, G
Ratio of expenses to average net assets after expense reductions	.76% A, H	.84% H	.91% H	.96% H	1.09% A, H	1.04% H	1.47% A, H
Ratio of net investment income to average net assets	.79% A	.17%	.93%	1.06%	1.22% A	1.36%	1.74% A
Portfolio turnover rate	101% A	110%	43%	25%	33% A	35%	33%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to October 31, 1996.

F Year ended October 31

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

I One month ended November 30, 1997

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2001	Years ended November 30,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997 G	1997 E	1996 E
Net asset value, beginning of period	$ 37.76	$ 50.96	$ 49.63	$ 44.20	$ 42.76	$ 35.41	$ 30.89
Income from Investment Operations
Net investment income (loss) D	.10	(.00)	.37	.42	.03	.55	.61
Net realized and unrealized gain (loss)	(2.23)	(7.72)	3.00	8.08	1.41	8.78	4.72
Total from investment operations	(2.13)	(7.72)	3.37	8.50	1.44	9.33	5.33
Less Distributions
From net investment income	-	(.35)	(.35)	(.47)	-	(.54)	(.41)
From net realized gain	(3.41)	(5.13)	(1.69)	(2.60)	-	(1.44)	(.40)
In excess of net realized gain	(.55)	-	-	-	-	-	-
Total distributions	(3.96)	(5.48)	(2.04)	(3.07)	-	(1.98)	(.81)
Net asset value, end of period	$ 31.67	$ 37.76	$ 50.96	$ 49.63	$ 44.20	$ 42.76	$ 35.41
Total Return B, C	(6.41)%	(17.01)%	7.10%	20.63%	3.37%	27.43%	17.61%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 10,284	$ 13,813	$ 24,357	$ 24,802	$ 20,411	$ 19,652	$ 14,315
Ratio of expenses to average net assets	.96% A	1.05%	1.12%	1.14%	1.28% A	1.18%	1.34%
Ratio of expenses to average net assets after expense reductions	.92% A, F	1.03% F	1.11% F	1.13% F	1.27% A, F	1.17% F	1.34%
Ratio of net investment income (loss) to average net assets	.63% A	(.01)%	.73%	.92%	1.03% A	1.39%	1.88%
Portfolio turnover rate	101% A	110%	43%	25%	33% A	35%	33%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Year ended October 31

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G One month ended November 30, 1997

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31,	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 F	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 37.11	$ 50.25	$ 49.12	$ 44.02	$ 42.60	$ 37.62
Income from Investment Operations
Net investment income (loss) D	(.00)	(.26)	.09	.14	.02	.13
Net realized and unrealized gain (loss)	(2.19)	(7.59)	2.97	8.04	1.40	4.85
Total from investment operations	(2.19)	(7.85)	3.06	8.18	1.42	4.98
Less Distributions
From net investment income	-	(.16)	(.24)	(.48)	-	-
From net realized gain	(3.41)	(5.13)	(1.69)	(2.60)	-	-
In excess of net realized gain	(.55)	-	-	-	-	-
Total distributions	(3.96)	(5.29)	(1.93)	(3.08)	-	-
Net asset value, end of period	$ 30.96	$ 37.11	$ 50.25	$ 49.12	$ 44.02	$ 42.60
Total Return B, C	(6.72)%	(17.49)%	6.50%	19.95%	3.33%	13.24%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,162	$ 1,437	$ 2,264	$ 1,432	$ 423	$ 371
Ratio of expenses to average net assets	1.60% A	1.64%	1.67%	1.71%	1.85% A, G	1.75% A
Ratio of expenses to average net assets after expense reductions	1.56% A, H	1.62% H	1.66% H	1.70% H	1.84% A, H	1.74% A, H
Ratio of net invest- ment income (loss) to average net assets	(.01)% A	(.60)%	.19%	.31%	.47% A	.48% A
Portfolio turnover rate	101% A	110%	43%	25%	33% A	35%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to October 31, 1997.

F One month ended November 30, 1997

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 37.19	$ 50.39	$ 49.33	$ 44.20	$ 43.62
Income from Investment Operations
Net investment income (loss) D	.00	(.25)	.10	.12	.02
Net realized and unrealized gain (loss)	(2.18)	(7.61)	2.97	8.08	.56
Total from investment operations	(2.18)	(7.86)	3.07	8.20	.58
Less Distributions
From net investment income	-	(.21)	(.32)	(.47)	-
From net realized gain	(3.41)	(5.13)	(1.69)	(2.60)	-
In excess of net realized gain	(.55)	-	-	-	-
Total distributions	(3.96)	(5.34)	(2.01)	(3.07)	-
Net asset value, end of period	$ 31.05	$ 37.19	$ 50.39	$ 49.33	$ 44.20
Total Return B, C	(6.67)%	(17.48)%	6.50%	19.91%	1.33%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 297	$ 400	$ 688	$ 301	$ 6
Ratio of expenses to average net assets	1.56% A	1.61%	1.65%	1.70%	1.85% A, G
Ratio of expenses to average net assets after expense reductions	1.52% A, F	1.59% F	1.64% F	1.70%	1.84% A, F
Ratio of net investment income (loss) to average net assets	.03% A	(.57)%	.20%	.27%	.74% A
Portfolio turnover rate	101% A	110%	43%	25%	33% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to November 30, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 G	1997 E	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 37.85	$ 51.10	$ 49.78	$ 44.31	$ 42.85	$ 35.47	$ 30.97
Income from Investment Operations
Net investment income D	.19	.22	.63	.65	.05	.75	.77
Net realized and unrealized gain (loss)	(2.24)	(7.72)	2.98	8.10	1.41	8.78	4.74
Total from investment operations	(2.05)	(7.50)	3.61	8.75	1.46	9.53	5.51
Less Distributions
From net investment income	-	(.62)	(.60)	(.68)	-	(.71)	(.61)
From net realized gain	(3.41)	(5.13)	(1.69)	(2.60)	-	(1.44)	(.40)
In excess of net realized gain	(.55)	-	-	-	-	-	-
Total distributions	(3.96)	(5.75)	(2.29)	(3.28)	-	(2.15)	(1.01)
Net asset value, end of period	$ 31.84	$ 37.85	$ 51.10	$ 49.78	$ 44.31	$ 42.85	$ 35.47
Total Return B, C	(6.16)%	(16.58)%	7.62%	21.29%	3.41%	28.07%	18.25%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 239	$ 346	$ 584	$ 618	$ 392	$ 375	$ 250
Ratio of expenses to average net assets	.42% A	.53%	.62%	.62%	.71% A	.66%	.85%
Ratio of expenses to average net assets after expense reductions	.39% A, F	.51% F	.61% F	.61% F	.70% A, F	.65% F	.84% F
Ratio of net investment income to average net assets	1.16% A	.51%	1.24%	1.43%	1.60% A	1.91%	2.38%
Portfolio turnover rate	101% A	110%	43%	25%	33% A	35%	33%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E Year ended October 31

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G One month ended November 30, 1997

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Growth Opportunities Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the funds or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, market

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

discount, partnerships, losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts - continued

the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over the performance period) based on the investment performance of the asset-weighted average return of all classes as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .23% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares, except for the Institutional Class (collectively referred to as "the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 510,000	$ 5,000
Class T	29,684,000	493,000
Class B	6,314,000	4,747,000
Class C	1,677,000	228,000
	$ 38,185,000	$ 5,473,000

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 245,000	$ 73,000
Class T	899,000	218,000
Class B	2,134,000	2,134,000 *
Class C	56,000	56,000 *
	$ 3,334,000	$ 2,481,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 592,000	.30 *
Class T	11,754,000	.20 *
Class B	2,048,000	.33 *
Class C	482,000	.29 *
Institutional Class	254,000	.18 *
	$ 15,130,000

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc.,an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Cash Central Funds - continued

affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $2,702,000 of the fund's expenses. In addition through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

reduce the fund's expenses. During the period credits reduced the fund's custody expenses by $1,000. During the period credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction

Class A	$ 6,000
Class T	40,000
Class B	4,000
$ 50,000

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Amounts in thousands	Six months ended May 31, 2001	Year ended November 30, 2000
From net investment income
Class A	$ -	$ 6,159
Class T	-	165,390
Class B	-	7,609
Class C	-	2,951
Institutional Class	-	6,829
Total	$ -	$ 188,938
From net realized gain
Class A	$ 40,823	$ 64,684
Class T	1,231,581	2,435,566
Class B	130,241	229,907
Class C	35,651	69,819
Institutional Class	30,219	58,293
Total	$ 1,468,515	$ 2,858,269
In excess of net realized gain
Class A	$ 6,636	$ -
Class T	200,187	-
Class B	21,170	-
Class C	5,795	-
Institutional Class	4,912	-
Total	$ 238,700	$ -
	$ 1,707,215	$ 3,047,207

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

Amounts in thousands	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000
Class A Shares sold	1,295	4,222	$ 41,555	$ 185,092
Reinvestment of distributions	1,348	1,487	45,669	67,254
Shares redeemed	(2,480)	(6,263)	(79,083)	(273,883)
Net increase (decrease)	163	(554)	$ 8,141	$ (21,537)
Class T Shares sold	23,129	55,739	$ 748,527	$ 2,458,458
Reinvestment of distributions	39,364	53,007	1,347,082	2,424,416
Shares redeemed	(103,607)	(220,920)	(3,332,884)	(9,767,102)
Net increase (decrease)	(41,114)	(112,174)	$ (1,237,275)	$ (4,884,228)
Class B Shares sold	1,489	6,462	$ 47,913	$ 284,295
Reinvestment of distributions	3,981	4,562	133,555	206,300
Shares redeemed	(6,666)	(17,360)	(211,106)	(756,605)
Net increase (decrease)	(1,196)	(6,336)	$ (29,638)	$ (266,010)
Class C Shares sold	834	3,745	$ 26,976	$ 165,404
Reinvestment of distributions	1,014	1,259	34,091	57,030
Shares redeemed	(3,036)	(7,898)	(97,241)	(344,794)
Net increase (decrease)	(1,188)	(2,894)	$ (36,174)	$ (122,360)
Institutional Class Shares sold	1,543	5,334	$ 50,429	$ 231,893
Reinvestment of distributions	884	1,159	30,344	52,861
Shares redeemed	(4,055)	(8,792)	(127,467)	(387,932)
Net increase (decrease)	(1,628)	(2,299)	$ (46,694)	$ (103,178)

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Bettina Doulton, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

GOI-SANN-0701 138913
1.704619.103

(Fidelity Investment logo)(registered trademark)

Fidelity Logo (Registered Trademark)

Fidelity® Advisor

Large Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Large Cap Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to September 3, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five years and the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity® Adv Large Cap - CL A	-6.76%	-16.37%	91.27%	97.78%
Fidelity Adv Large Cap - CL A (incl. 5.75% sales charge)	-12.12%	-21.18%	80.27%	86.40%
S&P 500 ®	-3.90%	-10.55%	102.27%	112.65%
Growth Funds Average	-6.37%	-13.14%	80.25%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,797 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Large Cap - CL A	-16.37%	13.85%	13.79%
Fidelity Adv Large Cap - CL A (incl. 5.75% sales charge)	-21.18%	12.51%	12.52%
S&P 500	-10.55%	15.13%	15.36%
Growth Funds Average	-13.14%	12.04%	n/a*

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor Large Cap Fund - Class A on February 20, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have grown to $18,640 - an 86.40% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,265 - a 112.65% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper large-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, one year and five year cumulative total returns for the large-cap growth funds average were, -13.52%, -23.35% and 78.80%, respectively; and the one year and five year average annual total returns were, -23.35% and 11.95%, respectively. The six month, one year and five year cumulative total returns for the large-cap supergroup average were, -7.29%, -14.10% and 80.68%, respectively; and the one year and five year average total returns were, -14.10% and 12.28%, respectively.

Semiannual Report

Fidelity Advisor Large Cap Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past five years and the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Large Cap - CL T	-6.86%	-16.52%	90.56%	97.04%
Fidelity Adv Large Cap - CL T (incl. 3.50% sales charge)	-10.12%	-19.45%	83.89%	90.14%
S&P 500	-3.90%	-10.55%	102.27%	112.65%
Growth Funds Average	-6.37%	-13.14%	80.25%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,797 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Large Cap - CL T	-16.52%	13.76%	13.71%
Fidelity Adv Large Cap - CL T (incl. 3.50% sales charge)	-19.45%	12.96%	12.94%
S&P 500	-10.55%	15.13%	15.36%
Growth Funds Average	-13.14%	12.04%	n/a*

Average annual returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class T on February 20, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have grown to $19,014 - a 90.14% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,265 - a 112.65% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper large-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, one year and five year cumulative total returns for the large-cap growth funds average were, -13.52%, -23.35% and 78.80%, respectively; and the one year and five year average annual total returns were, -23.35% and 11.95%, respectively. The six month, one year and five year cumulative total returns for the large-cap supergroup average were, -7.29%, -14.10% and 80.68%, respectively; and the one year and five year average total returns were, -14.10% and 12.28%, respectively.

Semiannual Report

Fidelity Advisor Large Cap Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past six months, past one year, past five years and the life of fund total return figures are 5%, 5%, 2% and 1%, respectively. If Fidelity had not reimbursed certain class expenses, the past five years and the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Large Cap - CL B	-7.06%	-16.91%	85.44%	91.55%
Fidelity Adv Large Cap - CL B (incl. contingent deferred sales charge)	-11.68%	-21.04%	83.44%	90.55%
S&P 500	-3.90%	-10.55%	102.27%	112.65%
Growth Funds Average	-6.37%	-13.14%	80.25%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To meas-ure how Class B's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,797 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 9 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Large Cap - CL B	-16.91%	13.15%	13.10%
Fidelity Adv Large Cap - CL B (incl. contingent deferred sales charge)	-21.04%	12.90%	12.99%
S&P 500	-10.55%	15.13%	15.36%
Growth Funds Average	-13.14%	12.04%	n/a*

Average annual returns take Class B's cumulative return and show you what

* Not available

would have happened if Class B had performed at a constant rate each year.

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class B on February 20, 1996, when the fund started. As the chart shows, by May 31, 2001, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $19,055 - a 90.55% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,265 - a 112.65% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper large-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, one year and five year cumulative total returns for the large-cap growth funds average were, -13.52%, -23.35% and 78.80%, respectively; and the one year and five year average annual total returns were, -23.35% and 11.95%, respectively. The six month, one year and five year cumulative total returns for the large-cap supergroup average were, -7.29%, -14.10% and 80.68%, respectively; and the one year and five year average total returns were, -14.10% and 12.28%, respectively.

Semiannual Report

Fidelity Advisor Large Cap Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between February 20, 1996 and November 3, 1997 are those of Class B, and reflect Class B shares' 1.00% 12b-1 fee. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five years and the life of fund total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five years and the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Large Cap - CL C	-7.08%	-16.96%	84.72%	90.82%
Fidelity Adv Large Cap - CL C (incl. contingent deferred sales charge)	-8.01%	-17.78%	84.72%	90.82%
S&P 500	-3.90%	-10.55%	102.27%	112.65%
Growth Funds Average	-6.37%	-13.14%	80.25%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,797 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 11 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Large Cap - CL C	-16.96%	13.06%	13.02%
Fidelity Adv Large Cap - CL C (incl. contingent deferred sales charge)	-17.78%	13.06%	13.02%
S&P 500	-10.55%	15.13%	15.36%
Growth Funds Average	-13.14%	12.04%	n/a*

Average annual returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class C on February 20, 1996, when the fund started. As the chart shows, by May 31, 2001, the value of the investment would have grown to $19,082 - a 90.82% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,265 - a 112.65% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper large-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, one year and five year cumulative total returns for the large-cap growth funds average were, -13.52%, -23.35% and 78.80%, respectively; and the one year and five year average annual total returns were, -23.35% and 11.95%, respectively. The six month, one year and five year cumulative total returns for the large-cap supergroup average were, -7.29%, -14.10% and 80.68%, respectively; and the one year and five year average total returns were, -14.10% and 12.28%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with Karen Firestone, Portfolio Manager of Fidelity Advisor Large Cap Stock Fund

Q. How did the fund perform, Karen?

A. For the six-month period that ended May 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned -6.76%, -6.86%, -7.06% and -7.08%, respectively. During the same period, the Standard & Poor's 500 Index returned -3.90%, while the growth funds average tracked by Lipper Inc. returned -6.37%. For the 12 months that ended May 31, 2001, the fund returned -16.37%, -16.52%, -16.91% and -16.96%, respectively, while the S&P 500® index and Lipper average returned -10.55% and -13.14%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Why did the fund trail its benchmark and peer group during the past six months?

A. Risk and return had an inverse relationship during the period as investors, facing the specter of a protracted global economic downturn, put a premium on safety. Although my bias toward growth remained intact, I became increasingly more cautious in terms of how I went about finding it. Unlike some of our competitors, I assumed a more diversified approach, scaling back appreciably on the fund's technology exposure early in the period. My focus was on achieving a more neutral tech weighting relative to the S&P 500 when market prospects looked the bleakest. This positioning helped us versus our Lipper peers, which remained more aggressive on average, choosing to let their tech exposure ride as the market corrected sharply. However, the competitive advantage we had disappeared and then some in January and April amid the strong, albeit short-lived snapbacks in the technology sector. Still, tech issues were the hardest hit during the indiscriminate market sell-off during the past six months, falling by more than 26%. So, even though we managed to reel in our tech exposure during this time frame, we still ended up with almost a 3% overweighting on average compared to the S&P, which took a sizable toll on the fund's performance relative to the index. Positions in some of the fastest-growing names hurt the most. Four large-cap stocks accounted for about 40% of the fund's underperformance relative to the index: Sun Microsystems, Nokia, Cisco and Intel. The fund no longer held Nokia at the close of the period. The spreading weakness in global economies and its potential impact on tech and telecommunications stocks in particular hurt performance.

Q. What else pressured returns?

A. Concerns about a slowing economy and declining credit quality were strong enough to keep me underexposed to banks, which outperformed the market during the period. For instance, not holding a large enough position in Bank of America hurt relative to the index, as the stock shot up more than 51%. Our positioning in the health sector, particularly among drug stocks, further dampened performance. Several factors teamed up to sack heavyweights Merck and Bristol-Myers Squibb, including high valuations, slower earnings growth, lackluster new product pipelines, heightened competition from generic equivalents and concerns about a potentially tougher regulatory environment.

Q. What were some of the bright spots?

A. I increased the fund's exposure to neglected segments of the market that housed companies with real earnings power, many of which were trading at exceptionally low valuations. Consumer product stocks, such as Philip Morris, performed quite well, as did various cyclical holdings, which benefited from the Federal Reserve Board's willingness to cut interest rates in an effort to jump-start the economy. The story in technology had a silver lining to it, as we held several smaller-cap names - most notably International Rectifier and Lam Research - that bucked the downtrend and performed quite nicely. Finally, some good picks from the energy services group further bolstered returns. Noble Drilling and Halliburton were the standouts here. I sold off Noble Drilling during the period.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. I don't think the market has any particular direction right now. That said, there still are inexpensive stocks out there from which one can earn a reasonable return. It's become much more of a stock picker's market given the uncertainty surrounding sector leadership today. With regard to technology, I intend to add to the sector either when fundamentals appear to have bottomed or when the stocks are attractively priced. I don't want to be too early or too aggressive until I feel I can justify stock prices given the worst-case scenario on fundamentals. I never want to pay too much for stocks, but I'm more apt to pay a little more if I feel that the growth is coming with it.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks long-term growth of capital

Start date: February 20, 1996

Size: as of May 31, 2001, more than $621 million

Manager: Karen Firestone, since 1998; joined Fidelity in 1983

3

Karen Firestone on growth investing amid bear-market turbulence:

"For a growth manager, I am relatively cautious at the moment, although I have taken advantage of attractive prices during volatile sell-offs in technology stocks. The market continues to be very unforgiving. Unless companies produce expected earnings, shortfalls generally result in sharp declines in stock price.

"Currently, I have significant positions in some defensive industries - most notably energy, consumer nondurables, financials and health care, where earnings visibility historically has been fairly clear. I've added to positions in companies that should benefit from an improving economy, such as specialty retailers, airlines and hotels. I also believe there is inherent value in technology names where valuations assume the worst. As a growth fund manager, I need to have some exposure to the more volatile areas of the market, investing in good companies at bargain prices, stepping up to the plate and swinging even if it's easier to take the pitch.

"No one can predict when growth stocks are going to snap back. But it would be a cardinal sin for me to underperform my benchmark because I'm too defensive. Investors put money into my fund because I represent growth investing. My challenge is to find that balance between ample downside protection - by being positioned fairly conservatively when the NASDAQ falters - and adequate upside potential from exposure to the juicier names when the market runs back up again."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.3	2.9
General Electric Co.	4.0	5.6
AOL Time Warner, Inc.	3.1	2.1
Pfizer, Inc.	2.7	3.4
Merck & Co., Inc.	2.5	2.5
Intel Corp.	2.3	3.1
Fannie Mae	2.3	2.3
Exxon Mobil Corp.	2.2	2.3
Philip Morris Companies, Inc.	2.1	1.7
American International Group, Inc.	1.9	1.8
	28.4
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.7	25.2
Consumer Discretionary	15.8	11.7
Financials	14.7	10.6
Health Care	14.7	21.7
Industrials	8.5	9.0
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 97.2%		Stocks 95.3%
	Short-Term Investments and Net Other Assets 2.8%		Short-Term Investments and Net Other Assets 4.7%
* Foreign investments	7.8%	** Foreign investments	6.8%

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.8%
Auto Components - 0.2%
TRW, Inc.	33,600	$ 1,456,896
Automobiles - 0.2%
Ford Motor Co.	3,500	85,225
General Motors Corp.	20,800	1,183,520
		1,268,745
Hotels Restaurants & Leisure - 1.5%
Hilton Hotels Corp.	116,400	1,442,196
McDonald's Corp.	194,300	5,883,404
Starwood Hotels & Resorts Worldwide, Inc. unit	58,500	2,213,055
		9,538,655
Household Durables - 1.4%
Champion Enterprises, Inc. (a)	151,380	1,607,656
Kudelski SA (Bearer) (a)	12,500	1,182,987
Sony Corp. sponsored ADR	36,300	2,835,030
Standard Pacific Corp.	45,600	841,320
Tupperware Corp.	92,300	2,109,978
		8,576,971
Leisure Equipment & Products - 0.2%
Mattel, Inc.	77,700	1,383,060
Media - 8.1%
AOL Time Warner, Inc. (a)	372,436	19,452,332
Comcast Corp. Class A (special) (a)	98,100	4,018,176
EchoStar Communications Corp. Class A (a)	86,310	2,640,223
Gemstar-TV Guide International, Inc. (a)	40,900	1,487,533
Grupo Televisa SA de CV sponsored ADR (a)	70,100	2,958,220
Pegasus Communications Corp. (a)	58,000	1,241,200
RTL Group	25,625	1,549,939
Tribune Co.	75,800	3,254,094
Viacom, Inc. Class B (non-vtg.) (a)	123,574	7,122,805
Vivendi Universal SA sponsored ADR	39,580	2,525,204
Walt Disney Co.	126,100	3,987,282
		50,237,008
Multiline Retail - 2.1%
Big Lots, Inc. (a)	138,000	1,791,240
BJ's Wholesale Club, Inc. (a)	58,920	2,872,350
Wal-Mart Stores, Inc.	160,800	8,321,400
		12,984,990
Specialty Retail - 1.3%
Best Buy Co., Inc. (a)	54,650	2,904,648
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Gap, Inc.	129,300	$ 4,008,300
Pacific Sunwear of California, Inc. (a)	10,900	250,700
Staples, Inc. (a)	59,900	868,550
		8,032,198
Textiles & Apparel - 0.8%
The Swatch Group AG (Reg.)	11,010	2,574,292
Tommy Hilfiger Corp. (a)	149,210	2,253,071
		4,827,363
TOTAL CONSUMER DISCRETIONARY		98,305,886
CONSUMER STAPLES - 7.9%
Beverages - 3.6%
Anheuser-Busch Companies, Inc.	123,200	5,420,800
Heineken NV	92,950	3,754,633
PepsiCo, Inc.	112,600	5,039,976
The Coca-Cola Co.	177,700	8,422,980
		22,638,389
Food Products - 0.1%
Tyson Foods, Inc. Class A	50,000	637,000
Household Products - 0.7%
Procter & Gamble Co.	67,700	4,349,048
Personal Products - 1.4%
Alberto-Culver Co. Class B	64,550	2,727,238
Gillette Co.	212,000	6,133,160
		8,860,398
Tobacco - 2.1%
Philip Morris Companies, Inc.	249,880	12,846,331
TOTAL CONSUMER STAPLES		49,331,166
ENERGY - 6.9%
Energy Equipment & Services - 1.0%
Global Marine, Inc. (a)	31,200	800,280
Halliburton Co.	46,200	2,159,388
Schlumberger Ltd. (NY Shares)	50,500	3,183,015
		6,142,683
Oil & Gas - 5.9%
Amerada Hess Corp.	35,700	3,057,348
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
BP PLC sponsored ADR	44,600	$ 2,381,194
Chevron Corp.	42,400	4,072,520
Conoco, Inc. Class B	154,700	4,826,640
Devon Energy Corp.	30,100	1,752,121
EOG Resources, Inc.	39,500	1,773,155
Exxon Mobil Corp.	157,600	13,987,000
Phillips Petroleum Co.	72,600	4,700,124
		36,550,102
TOTAL ENERGY		42,692,785
FINANCIALS - 14.7%
Banks - 3.8%
Astoria Financial Corp.	4,100	229,190
Bank of America Corp.	68,200	4,040,850
Bank of Ireland, Inc.	1	10
FleetBoston Financial Corp.	118,046	4,909,533
Golden State Bancorp, Inc.	54,800	1,599,612
Mellon Financial Corp.	94,300	4,320,826
Oversea-Chinese Banking Corp. Ltd.	87,000	524,067
PNC Financial Services Group, Inc.	20,700	1,433,475
Washington Mutual, Inc.	67,350	2,399,007
Wells Fargo & Co.	84,500	3,978,260
		23,434,830
Diversified Financials - 7.6%
American Express Co.	155,990	6,570,299
Charles Schwab Corp.	150,100	2,821,880
Citigroup, Inc.	189,466	9,710,133
Credit Saison Co. Ltd.	48,800	1,167,268
Fannie Mae	173,670	14,317,355
Freddie Mac	78,500	5,196,700
J.P. Morgan Chase & Co.	49,000	2,408,350
JAFCO Co. Ltd.	9,300	1,001,418
Morgan Stanley Dean Witter & Co.	41,400	2,691,414
Nikko Securities Co. Ltd.	165,000	1,336,341
		47,221,158
Insurance - 2.6%
AFLAC, Inc.	62,100	2,013,903
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	148,288	$ 12,011,288
MetLife, Inc.	79,200	2,522,520
		16,547,711
Real Estate - 0.7%
Equity Residential Properties Trust (SBI)	81,200	4,356,380
TOTAL FINANCIALS		91,560,079
HEALTH CARE - 14.7%
Biotechnology - 2.8%
Alkermes, Inc. (a)	63,200	1,913,064
Amgen, Inc. (a)	55,700	3,697,366
Applera Corp. - Celera Genomics Group (a)	18,500	801,235
Cell Therapeutics, Inc. (a)	44,400	1,332,888
COR Therapeutics, Inc. (a)	31,300	1,085,484
CV Therapeutics, Inc. (a)	8,700	409,161
Human Genome Sciences, Inc. (a)	51,550	3,420,343
Millennium Pharmaceuticals, Inc. (a)	66,900	2,553,573
Myriad Genetics, Inc. (a)	6,500	403,325
Protein Design Labs, Inc. (a)	25,700	1,907,197
		17,523,636
Health Care Equipment & Supplies - 1.6%
Luxottica Group Spa sponsored ADR	107,890	1,639,928
Medtronic, Inc.	124,200	5,338,116
Novoste Corp. (a)	51,800	1,072,260
Stryker Corp.	25,000	1,436,250
		9,486,554
Health Care Providers & Services - 1.4%
Andrx Group (a)	32,600	2,206,368
HCA - The Healthcare Co.	51,100	2,061,374
Service Corp. International (SCI) (a)	168,500	1,189,610
Tenet Healthcare Corp. (a)	73,900	3,361,711
		8,819,063
Pharmaceuticals - 8.9%
Allergan, Inc.	13,300	1,193,010
Bristol-Myers Squibb Co.	176,260	9,560,342
Cambridge Antibody Technology Group PLC (a)	39,600	1,501,981
Elan Corp. PLC sponsored ADR (a)	60,900	3,514,539
Forest Laboratories, Inc. (a)	30,300	2,244,018
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	18,940	$ 1,836,233
Merck & Co., Inc.	209,030	15,257,100
Pfizer, Inc.	394,450	16,917,961
Watson Pharmaceuticals, Inc. (a)	53,790	3,232,779
		55,257,963
TOTAL HEALTH CARE		91,087,216
INDUSTRIALS - 8.5%
Aerospace & Defense - 0.7%
Boeing Co.	38,000	2,389,820
Raytheon Co.	64,600	1,923,142
		4,312,962
Airlines - 0.6%
AMR Corp. (a)	97,000	3,782,030
Commercial Services & Supplies - 0.5%
Automatic Data Processing, Inc.	54,100	2,907,334
Electrical Equipment - 0.5%
Emerson Electric Co.	42,700	2,891,217
Industrial Conglomerates - 4.0%
General Electric Co.	510,600	25,019,400
Machinery - 1.4%
Deere & Co.	93,720	3,501,379
Graco, Inc.	12,300	355,470
Illinois Tool Works, Inc.	47,200	3,231,312
Ingersoll-Rand Co.	39,500	1,949,325
		9,037,486
Road & Rail - 0.8%
Canadian National Railway Co.	53,700	2,152,817
Union Pacific Corp.	51,300	2,949,750
		5,102,567
TOTAL INDUSTRIALS		53,052,996
INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 3.2%
Brocade Communications System, Inc. (a)	35,300	1,376,700
CIENA Corp. (a)	29,600	1,602,840
Cisco Systems, Inc. (a)	376,168	7,244,996
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
JDS Uniphase Corp. (a)	73,000	$ 1,219,830
Nortel Networks Corp.	227,400	3,031,242
QUALCOMM, Inc. (a)	59,200	3,595,808
UTStarcom, Inc. (a)	66,800	1,571,804
		19,643,220
Computers & Peripherals - 4.1%
Apple Computer, Inc. (a)	79,800	1,592,010
Dell Computer Corp. (a)	140,200	3,415,272
EMC Corp.	131,000	4,139,600
Gateway, Inc. (a)	115,000	1,920,500
International Business Machines Corp.	90,000	10,062,000
Sun Microsystems, Inc. (a)	278,608	4,588,674
		25,718,056
Electronic Equipment & Instruments - 0.8%
Anritsu Corp.	47,000	842,174
Kyocera Corp.	10,900	1,024,600
Nidec Corp.	10,900	658,666
SCI Systems, Inc. (a)	90,500	2,136,705
		4,662,145
Internet Software & Services - 0.1%
Homestore.com, Inc. (a)	32,300	918,935
Semiconductor Equipment & Products - 7.3%
Altera Corp. (a)	90,000	2,160,000
Applied Materials, Inc. (a)	30,500	1,522,865
Applied Micro Circuits Corp. (a)	70,300	1,270,321
ASM Lithography Holding NV (NY Shares) (a)	66,000	1,535,160
Chartered Semiconductor Manufacturing Ltd. ADR (a)	53,900	1,525,370
Flextronics International Ltd. (a)	115,200	2,906,496
Integrated Circuit Systems, Inc.	78,200	1,284,826
Integrated Device Technology, Inc. (a)	42,800	1,568,192
Intel Corp.	532,900	14,393,629
International Rectifier Corp. (a)	57,600	3,459,456
LAM Research Corp. (a)	90,600	2,502,372
LTX Corp. (a)	95,300	2,311,978
Micron Technology, Inc. (a)	112,000	4,200,000
Samsung Electronics Co. Ltd. unit	9,700	829,350
Texas Instruments, Inc.	84,300	2,876,316
Vitesse Semiconductor Corp. (a)	40,200	993,342
		45,339,673
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 7.2%
Adobe Systems, Inc.	32,300	$ 1,284,571
BEA Systems, Inc. (a)	50,200	1,801,176
Cadence Design Systems, Inc. (a)	81,600	1,725,840
Informatica Corp. (a)	42,100	787,691
Micromuse, Inc. (a)	41,800	1,592,580
Microsoft Corp. (a)	478,400	33,095,708
Oracle Corp. (a)	193,500	2,960,550
Siebel Systems, Inc. (a)	38,700	1,755,432
		45,003,548
TOTAL INFORMATION TECHNOLOGY		141,285,577
MATERIALS - 1.2%
Chemicals - 0.2%
PPG Industries, Inc.	25,480	1,416,688
Metals & Mining - 0.1%
Phelps Dodge Corp.	12,400	560,480
Paper & Forest Products - 0.9%
Bowater, Inc.	22,900	1,103,780
Georgia-Pacific Corp.	115,000	4,076,750
		5,180,530
TOTAL MATERIALS		7,157,698
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.3%
AT&T Corp.	160,200	3,391,434
SBC Communications, Inc.	120,900	5,204,745
Verizon Communications	108,100	5,929,285
		14,525,464
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	66,640	1,648,674
AT&T Corp. - Wireless Group (a)	105,900	1,895,610
		3,544,284
TOTAL TELECOMMUNICATION SERVICES		18,069,748
UTILITIES - 1.9%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	41,800	2,098,360
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
Entergy Corp.	29,700	$ 1,283,040
Southern Co.	103,700	2,441,098
		5,822,498
Gas Utilities - 0.4%
NiSource, Inc.	87,800	2,748,140
Multi-Utilities - 0.6%
Enron Corp.	66,500	3,518,515
TOTAL UTILITIES		12,089,153
TOTAL COMMON STOCKS (Cost $568,768,997)		604,632,304
Cash Equivalents - 9.3%

Fidelity Cash Central Fund, 4.23% (b)	48,188,208	48,188,208
Fidelity Securities Lending Cash Central Fund, 4.04% (b)	9,237,300	9,237,300
TOTAL CASH EQUIVALENTS (Cost $57,425,508)		57,425,508
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $626,194,505)		662,057,812
NET OTHER ASSETS - (6.5)%		(40,121,273)
NET ASSETS - 100%		$ 621,936,539
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $488,137,551 and $424,216,238, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $39,786 for the period.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $638,761,686. Net unrealized appreciation aggregated $23,296,126, of which $72,846,005 related to appreciated investment securities and $49,549,879 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending November 30, 2001 approximately $3,646,000 of losses recognized during the period November 1, 2000 to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,103,770) (cost $626,194,505) - See accompanying schedule		$ 662,057,812
Receivable for investments sold		3,981,231
Receivable for fund shares sold		1,298,829
Dividends receivable		703,568
Interest receivable		104,294
Other receivables		6,287
Total assets		668,152,021
Liabilities
Payable to custodian bank	$ 1,729
Payable for investments purchased	31,416,475
Payable for fund shares redeemed	4,761,824
Accrued management fee	298,074
Distribution fees payable	327,600
Other payables and accrued expenses	172,480
Collateral on securities loaned, at value	9,237,300
Total liabilities		46,215,482
Net Assets		$ 621,936,539
Net Assets consist of:
Paid in capital		$ 661,898,468
Accumulated net investment loss		(823,181)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(75,001,569)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		35,862,821
Net Assets		$ 621,936,539

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($40,666,698 ÷ 2,413,321 shares)	$16.85
Maximum offering price per share (100/94.25 of $16.85)	$17.88
Class T: Net Asset Value and redemption price per share ($363,052,202 ÷ 21,535,561 shares)	$16.86
Maximum offering price per share (100/96.50 of $16.86)	$17.47
Class B: Net Asset Value and offering price per share ($147,753,183 ÷ 8,905,704 shares) A	$16.59
Class C: Net Asset Value and offering price per share ($54,295,451 ÷ 3,283,490 shares) A	$16.54
Institutional Class: Net Asset Value, offering price and redemption price per share ($16,169,005 ÷ 945,952 shares)	$17.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 3,001,961
Interest		706,076
Security lending		37,730
Total income		3,745,767
Expenses
Management fee	$ 1,764,494
Transfer agent fees	784,001
Distribution fees	1,954,740
Accounting and security lending fees	100,849
Non-interested trustees' compensation	1,098
Custodian fees and expenses	25,214
Registration fees	27,519
Audit	15,268
Legal	1,828
Miscellaneous	1,267
Total expenses before reductions	4,676,278
Expense reductions	(107,330)	4,568,948
Net investment income (loss)		(823,181)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(63,890,139)
Foreign currency transactions	14,385	(63,875,754)
Change in net unrealized appreciation (depreciation) on:
Investment securities	18,978,218
Assets and liabilities in foreign currencies	288	18,978,506
Net gain (loss)		(44,897,248)
Net increase (decrease) in net assets resulting from operations		$ (45,720,429)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (823,181)	$ (3,647,639)
Net realized gain (loss)	(63,875,754)	(3,102,679)
Change in net unrealized appreciation (depreciation)	18,978,506	(61,300,621)
Net increase (decrease) in net assets resulting from operations	(45,720,429)	(68,050,939)
Distributions to shareholders
From net realized gain	-	(7,260,261)
In excess of net realized gain	(4,129,169)	(2,363,104)
Total distributions	(4,129,169)	(9,623,365)
Share transactions - net increase (decrease)	57,293,499	229,633,651
Total increase (decrease) in net assets	7,443,901	151,959,347
Net Assets
Beginning of period	614,492,638	462,533,291
End of period (including accumulated net investment loss of $823,181 and $0, respectively)	$ 621,936,539	$ 614,492,638

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 18.19	$ 20.13	$ 16.62	$ 13.96	$ 11.83	$ 10.21
Income from Invest- ment Operations
Net investment income (loss) D	.01	(.05)	(.03)	(.05)	(.04)	-
Net realized and unrealized gain (loss)	(1.23)	(1.43)	4.59	3.54	2.25	1.62
Total from investment operations	(1.22)	(1.48)	4.56	3.49	2.21	1.62
Less Distributions
From net realized gain	-	(.35)	(1.05)	(.83)	(.08)	-
In excess of net realized gain	(.12)	(.11)	-	-	-	-
Total distributions	(.12)	(.46)	(1.05)	(.83)	(.08)	-
Net asset value, end of period	$ 16.85	$ 18.19	$ 20.13	$ 16.62	$ 13.96	$ 11.83
Total Return B, C	(6.76)%	(7.62)%	28.93%	26.69%	18.82%	15.87%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 40,667	$ 37,656	$ 19,600	$ 4,254	$ 2,330	$ 503
Ratio of expenses to average net assets	1.21% A	1.17%	1.24%	1.46% F	1.75% F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.18% A, G	1.16% G	1.23% G	1.44% G	1.72% G	1.75% A
Ratio of net invest- ment income (loss) to average net assets	.07% A	(.24)%	(.17)%	(.31)%	(.34)%	.11% A
Portfolio turnover rate	146% A	92%	91%	141%	93%	59% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to November 30, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 18.22	$ 20.16	$ 16.67	$ 13.98	$ 11.82	$ 10.00
Income from Invest- ment Operations
Net investment income (loss) D	(.01)	(.09)	(.07)	(.05)	(.02)	(.01)
Net realized and unrealized gain (loss)	(1.23)	(1.42)	4.61	3.56	2.24	1.83
Total from investment operations	(1.24)	(1.51)	4.54	3.51	2.22	1.82
Less Distributions
From net realized gain	-	(.32)	(1.05)	(.82)	(.06)	-
In excess of net realized gain	(.12)	(.11)	-	-	-	-
Total distributions	(.12)	(.43)	(1.05)	(.82)	(.06)	-
Net asset value, end of period	$ 16.86	$ 18.22	$ 20.16	$ 16.67	$ 13.98	$ 11.82
Total Return B, C	(6.86)%	(7.75)%	28.71%	26.77%	18.89%	18.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 363,052	$ 354,141	$ 285,939	$ 81,455	$ 42,753	$ 26,133
Ratio of expenses to average net assets	1.39% A	1.36%	1.44%	1.46%	1.62%	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.36% A, G	1.34% G	1.42% G	1.44% G	1.60% G	2.00% A
Ratio of net invest- ment income (loss) to average net assets	(.11)% A	(.42)%	(.36)%	(.31)%	(.18)%	(.14)% A
Portfolio turnover rate	146% A	92%	91%	141%	93%	59% A
A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period February 20, 1996 (commencement of sale of Class T shares) to November 30, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.97	$ 19.92	$ 16.50	$ 13.85	$ 11.77	$ 10.00
Income from Invest- ment Operations
Net investment income (loss) D	(.06)	(.20)	(.16)	(.13)	(.09)	(.05)
Net realized and unrealized gain (loss)	(1.20)	(1.40)	4.56	3.54	2.22	1.82
Total from investment operations	(1.26)	(1.60)	4.40	3.41	2.13	1.77
Less Distributions
From net realized gain	-	(.26)	(.98)	(.76)	(.05)	-
In excess of net realized gain	(.12)	(.09)	-	-	-	-
Total distributions	(.12)	(.35)	(.98)	(.76)	(.05)	-
Net asset value, end of period	$ 16.59	$ 17.97	$ 19.92	$ 16.50	$ 13.85	$ 11.77
Total Return B, C	(7.06)%	(8.25)%	28.02%	26.15%	18.18%	17.70%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 147,753	$ 156,488	$ 112,671	$ 37,229	$ 20,926	$ 9,721
Ratio of expenses to average net assets	1.96% A	1.90%	1.96%	2.00%	2.16%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.93% A, G	1.89% G	1.95% G	1.98% G	2.14% G	2.50% A
Ratio of net invest- ment income (loss) to average net assets	(.68)% A	(.97)%	(.89)%	(.85)%	(.73)%	(.64)% A
Portfolio turnover rate	146% A	92%	91%	141%	93%	59% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period February 20, 1996 (commencement of sale of Class B shares) to November 30, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.92	$ 19.89	$ 16.54	$ 13.98	$ 13.97
Income from Investment Operations
Net investment income (loss) D	(.05)	(.20)	(.16)	(.21)	(.01)
Net realized and unrealized gain (loss)	(1.21)	(1.39)	4.54	3.59	.02
Total from investment operations	(1.26)	(1.59)	4.38	3.38	.01
Less Distributions
From net realized gain	-	(.29)	(1.03)	(.82)	-
In excess of net realized gain	(.12)	(.09)	-	-	-
Total distributions	(.12)	(.38)	(1.03)	(.82)	-
Net asset value, end of period	$ 16.54	$ 17.92	$ 19.89	$ 16.54	$ 13.98
Total Return B, C	(7.08)%	(8.23)%	27.90%	25.79%	.07%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 54,295	$ 52,542	$ 30,468	$ 4,393	$ 41
Ratio of expenses to average net assets	1.94% A	1.90%	1.97%	2.50% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.91% A, G	1.88% G	1.96% G	2.48% G	2.35% A, G
Ratio of net investment income (loss) to average net assets	(.66)% A	(.96)%	(.90)%	(1.40)%	(.62)% A
Portfolio turnover rate	146% A	92%	91%	141%	93%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 18.41	$ 20.33	$ 16.77	$ 14.05	$ 11.86	$ 10.00
Income from Invest- ment Operations
Net investment income D	.04	.02	.03	.03	.04 E	.03
Net realized and unrealized gain (loss)	(1.24)	(1.45)	4.63	3.56	2.24	1.83
Total from investment operations	(1.20)	(1.43)	4.66	3.59	2.28	1.86
Less Distributions
From net realized gain	-	(.36)	(1.10)	(.87)	(.09)	-
In excess of net realized gain	(.12)	(.13)	-	-	-	-
Total distributions	(.12)	(.49)	(1.10)	(.87)	(.09)	-
Net asset value, end of period	$ 17.09	$ 18.41	$ 20.33	$ 16.77	$ 14.05	$ 11.86
Total Return B, C	(6.57)%	(7.31)%	29.37%	27.35%	19.39%	18.60%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 16,169	$ 13,665	$ 13,856	$ 8,742	$ 6,560	$ 9,144
Ratio of expenses to average net assets	.82% A	.82%	.91%	.99%	1.15%	1.50% A, G
Ratio of expenses to average net assets after expense reductions	.79% A, H	.81% H	.90% H	.97% H	1.12% H	1.48% A, H
Ratio of net invest- ment income to average net assets	.46% A	.11%	.16%	.18%	.32%	.38% A
Portfolio turnover rate	146% A	92%	91%	141%	93%	59% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E During the period, a significant shareholder redemption caused an unusually high level of net investment income per share.

F For the period February 20, 1996 (commencement of sale of Institutional Class shares) to November 30, 1996.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Large Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares, except for the Institutional Class (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00% *
Class C	1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 48,583	$ 223
Class T	877,986	3,676
Class B	759,465	570,496
Class C	268,706	112,303
	$ 1,954,740	$ 686,698

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 118,794	$ 39,384
Class T	125,850	26,248
Class B	170,623	170,623 *
Class C	8,137	8,137 *
	$ 423,404	$ 244,392

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 60,086	.31 *
Class T	410,942	.24 *
Class B	225,620	.30 *
Class C	74,335	.28 *
Institutional Class	13,018	.18 *
	$ 784,001

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Certain security trades were directed to brokers who paid $107,079 of the fund's expenses. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period credits reduced the fund's custody expenses by $81. During the period credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction

Class A	$ 170

8. Beneficial Interest.

At the end of the period, one shareholder was record owner of approximately 20% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31,	Year ended November 30,
	2001	2000
From net realized gain
Class A	$ -	$ 349,890
Class T	-	4,699,858
Class B	-	1,507,984
Class C	-	451,091
Institutional Class	-	251,438
Total	$ -	$ 7,260,261
In excess of net realized gain
Class A	$ 255,149	$ 113,550
Class T	2,374,811	1,525,250
Class B	1,049,840	489,388
Class C	359,123	146,393
Institutional Class	90,246	88,523
Total	$ 4,129,169	$ 2,363,104
	$ 4,129,169	$ 9,623,365

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000
Class A Shares sold	664,689	1,411,641	$ 11,466,287	$ 29,513,360
Reinvestment of distributions	13,202	21,147	240,938	437,040
Shares redeemed	(334,650)	(336,609)	(5,596,763)	(7,037,493)
Net increase (decrease)	343,241	1,096,179	$ 6,110,462	$ 22,912,907
Class T Shares sold	4,551,154	9,859,445	$ 79,128,083	$ 209,004,055
Reinvestment of distributions	124,695	288,611	2,278,180	5,985,125
Shares redeemed	(2,582,324)	(4,888,280)	(44,213,248)	(103,269,989)
Net increase (decrease)	2,093,525	5,259,776	$ 37,193,015	$ 111,719,191
Class B Shares sold	1,381,739	4,362,780	$ 23,762,085	$ 91,557,253
Reinvestment of distributions	49,791	82,416	897,241	1,694,774
Shares redeemed	(1,234,969)	(1,392,036)	(20,588,469)	(29,066,661)
Net increase (decrease)	196,561	3,053,160	$ 4,070,857	$ 64,185,366
Class C Shares sold	825,497	1,884,572	$ 14,118,403	$ 39,472,423
Reinvestment of distributions	17,447	24,391	313,526	500,033
Shares redeemed	(492,050)	(507,817)	(8,208,122)	(10,595,220)
Net increase (decrease)	350,894	1,401,146	$ 6,223,807	$ 29,377,236
Institutional Class Shares sold	609,290	489,442	$ 10,289,699	$ 10,468,460
Reinvestment of distributions	3,796	14,130	70,155	294,659
Shares redeemed	(409,261)	(443,101)	(6,664,496)	(9,324,168)
Net increase (decrease)	203,825	60,471	$ 3,695,358	$ 1,438,951

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Karen M. Firestone, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

LC-SANN-0701 138922
1.704742.103

(Fidelity Investment logo)(registered trademark)

Fidelity Logo (Registered Trademark)

Fidelity® Advisor

Large Cap

Fund - Institutional Class

Semiannual Report

May 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Large Cap Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past five years and the life of fund total returns would have been lower.

Cumulative Total Return

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity® Adv Large Cap - Inst CL	-6.57%	-16.05%	95.19%	102.02%
S&P 500®	-3.90%	-10.55%	102.27%	112.65%
Growth Funds Average	-6.37%	-13.14%	80.25%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the Institutional Class' returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,797 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Large Cap - Inst CL	-16.05%	14.31%	14.25%
S&P 500	-10.55%	15.13%	15.36%
Growth Funds Average	-13.14%	12.04%	n/a*

Average annual returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Large Cap Fund - Institutional Class on February 20, 1996, when the fund started. As the chart shows, by May 31, 2001, the value of the investment would have grown to $20,202 - a 102.02% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,265 - a 112.65% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper large-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, one year and five year cumulative total returns for the large-cap growth funds average were, -13.52%, -23.35% and 78.80%, respectively; and the one year and five year average annual total returns were, -23.35% and 11.95%, respectively. The six month, one year and five year cumulative total returns for the large-cap supergroup average were, -7.29%, -14.10% and 80.68%, respectively; and the one year and five year average total returns were, -14.10% and 12.28%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with Karen Firestone, Portfolio Manager of Fidelity Advisor Large Cap Stock Fund

Q. How did the fund perform, Karen?

A. A. For the six-month period that ended May 31, 2001, the fund's Institutional Class shares returned -6.57%. During the same period, the Standard & Poor's 500 Index returned -3.90%, while the growth funds average tracked by Lipper Inc. returned -6.37%. For the 12 months that ended May 31, 2001, the fund's Institutional Class shares returned -16.05%, while the S&P 500 ® index and Lipper average returned -10.55% and -13.14%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Why did the fund trail its benchmark and peer group during the past six months?

A. Risk and return had an inverse relationship during the period as investors, facing the specter of a protracted global economic downturn, put a premium on safety. Although my bias toward growth remained intact, I became increasingly more cautious in terms of how I went about finding it. Unlike some of our competitors, I assumed a more diversified approach, scaling back appreciably on the fund's technology exposure early in the period. My focus was on achieving a more neutral tech weighting relative to the S&P 500 when market prospects looked the bleakest. This positioning helped us versus our Lipper peers, which remained more aggressive on average, choosing to let their tech exposure ride as the market corrected sharply. However, the competitive advantage we had disappeared and then some in January and April amid the strong, albeit short-lived snapbacks in the technology sector. Still, tech issues were the hardest hit during the indiscriminate market sell-off during the past six months, falling by more than 26%. So, even though we managed to reel in our tech exposure during this time frame, we still ended up with almost a 3% overweighting on average compared to the S&P, which took a sizable toll on the fund's performance relative to the index. Positions in some of the fastest-growing names hurt the most. Four large-cap stocks accounted for about 40% of the fund's underperformance relative to the index: Sun Microsystems, Nokia, Cisco and Intel. The fund no longer held Nokia at the close of the period. The spreading weakness in global economies and its potential impact on tech and telecommunications stocks in particular hurt performance.

Q. What else pressured returns?

A. Concerns about a slowing economy and declining credit quality were strong enough to keep me underexposed to banks, which outperformed the market during the period. For instance, not holding a large enough position in Bank of America hurt relative to the index, as the stock shot up more than 51%. Our positioning in the health sector, particularly among drug stocks, further dampened performance. Several factors teamed up to sack heavyweights Merck and Bristol-Myers Squibb, including high valuations, slower earnings growth, lackluster new product pipelines, heightened competition from generic equivalents and concerns about a potentially tougher regulatory environment.

Q. What were some of the bright spots?

A. I increased the fund's exposure to neglected segments of the market that housed companies with real earnings power, many of which were trading at exceptionally low valuations. Consumer product stocks, such as Philip Morris, performed quite well, as did various cyclical holdings, which benefited from the Federal Reserve Board's willingness to cut interest rates in an effort to jump-start the economy. The story in technology had a silver lining to it, as we held several smaller-cap names - most notably International Rectifier and Lam Research - that bucked the downtrend and performed quite nicely. Finally, some good picks from the energy services group further bolstered returns. Noble Drilling and Halliburton were the standouts here. I sold off Noble Drilling during the period.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. I don't think the market has any particular direction right now. That said, there still are inexpensive stocks out there from which one can earn a reasonable return. It's become much more of a stock picker's market given the uncertainty surrounding sector leadership today. With regard to technology, I intend to add to the sector either when fundamentals appear to have bottomed or when the stocks are attractively priced. I don't want to be too early or too aggressive until I feel I can justify stock prices given the worst-case scenario on fundamentals. I never want to pay too much for stocks, but I'm more apt to pay a little more if I feel that the growth is coming with it.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks long-term growth of capital

Start date: February 20, 1996

Size: as of May 31, 2001, more than $621 million

Manager: Karen Firestone, since 1998; joined Fidelity in 1983

3

Karen Firestone on growth investing amid bear-market turbulence:

"For a growth manager, I am relatively cautious at the moment, although I have taken advantage of attractive prices during volatile sell-offs in technology stocks. The market continues to be very unforgiving. Unless companies produce expected earnings, shortfalls generally result in sharp declines in stock price.

"Currently, I have significant positions in some defensive industries - most notably energy, consumer nondurables, financials and health care, where earnings visibility historically has been fairly clear. I've added to positions in companies that should benefit from an improving economy, such as specialty retailers, airlines and hotels. I also believe there is inherent value in technology names where valuations assume the worst. As a growth fund manager, I need to have some exposure to the more volatile areas of the market, investing in good companies at bargain prices, stepping up to the plate and swinging even if it's easier to take the pitch.

"No one can predict when growth stocks are going to snap back. But it would be a cardinal sin for me to underperform my benchmark because I'm too defensive. Investors put money into my fund because I represent growth investing. My challenge is to find that balance between ample downside protection - by being positioned fairly conservatively when the NASDAQ falters - and adequate upside potential from exposure to the juicier names when the market runs back up again."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.3	2.9
General Electric Co.	4.0	5.6
AOL Time Warner, Inc.	3.1	2.1
Pfizer, Inc.	2.7	3.4
Merck & Co., Inc.	2.5	2.5
Intel Corp.	2.3	3.1
Fannie Mae	2.3	2.3
Exxon Mobil Corp.	2.2	2.3
Philip Morris Companies, Inc.	2.1	1.7
American International Group, Inc.	1.9	1.8
	28.4
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.7	25.2
Consumer Discretionary	15.8	11.7
Financials	14.7	10.6
Health Care	14.7	21.7
Industrials	8.5	9.0
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 97.2%		Stocks 95.3%
	Short-Term Investments and Net Other Assets 2.8%		Short-Term Investments and Net Other Assets 4.7%
* Foreign investments	7.8%	** Foreign investments	6.8%

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.8%
Auto Components - 0.2%
TRW, Inc.	33,600	$ 1,456,896
Automobiles - 0.2%
Ford Motor Co.	3,500	85,225
General Motors Corp.	20,800	1,183,520
		1,268,745
Hotels Restaurants & Leisure - 1.5%
Hilton Hotels Corp.	116,400	1,442,196
McDonald's Corp.	194,300	5,883,404
Starwood Hotels & Resorts Worldwide, Inc. unit	58,500	2,213,055
		9,538,655
Household Durables - 1.4%
Champion Enterprises, Inc. (a)	151,380	1,607,656
Kudelski SA (Bearer) (a)	12,500	1,182,987
Sony Corp. sponsored ADR	36,300	2,835,030
Standard Pacific Corp.	45,600	841,320
Tupperware Corp.	92,300	2,109,978
		8,576,971
Leisure Equipment & Products - 0.2%
Mattel, Inc.	77,700	1,383,060
Media - 8.1%
AOL Time Warner, Inc. (a)	372,436	19,452,332
Comcast Corp. Class A (special) (a)	98,100	4,018,176
EchoStar Communications Corp. Class A (a)	86,310	2,640,223
Gemstar-TV Guide International, Inc. (a)	40,900	1,487,533
Grupo Televisa SA de CV sponsored ADR (a)	70,100	2,958,220
Pegasus Communications Corp. (a)	58,000	1,241,200
RTL Group	25,625	1,549,939
Tribune Co.	75,800	3,254,094
Viacom, Inc. Class B (non-vtg.) (a)	123,574	7,122,805
Vivendi Universal SA sponsored ADR	39,580	2,525,204
Walt Disney Co.	126,100	3,987,282
		50,237,008
Multiline Retail - 2.1%
Big Lots, Inc. (a)	138,000	1,791,240
BJ's Wholesale Club, Inc. (a)	58,920	2,872,350
Wal-Mart Stores, Inc.	160,800	8,321,400
		12,984,990
Specialty Retail - 1.3%
Best Buy Co., Inc. (a)	54,650	2,904,648
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Gap, Inc.	129,300	$ 4,008,300
Pacific Sunwear of California, Inc. (a)	10,900	250,700
Staples, Inc. (a)	59,900	868,550
		8,032,198
Textiles & Apparel - 0.8%
The Swatch Group AG (Reg.)	11,010	2,574,292
Tommy Hilfiger Corp. (a)	149,210	2,253,071
		4,827,363
TOTAL CONSUMER DISCRETIONARY		98,305,886
CONSUMER STAPLES - 7.9%
Beverages - 3.6%
Anheuser-Busch Companies, Inc.	123,200	5,420,800
Heineken NV	92,950	3,754,633
PepsiCo, Inc.	112,600	5,039,976
The Coca-Cola Co.	177,700	8,422,980
		22,638,389
Food Products - 0.1%
Tyson Foods, Inc. Class A	50,000	637,000
Household Products - 0.7%
Procter & Gamble Co.	67,700	4,349,048
Personal Products - 1.4%
Alberto-Culver Co. Class B	64,550	2,727,238
Gillette Co.	212,000	6,133,160
		8,860,398
Tobacco - 2.1%
Philip Morris Companies, Inc.	249,880	12,846,331
TOTAL CONSUMER STAPLES		49,331,166
ENERGY - 6.9%
Energy Equipment & Services - 1.0%
Global Marine, Inc. (a)	31,200	800,280
Halliburton Co.	46,200	2,159,388
Schlumberger Ltd. (NY Shares)	50,500	3,183,015
		6,142,683
Oil & Gas - 5.9%
Amerada Hess Corp.	35,700	3,057,348
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
BP PLC sponsored ADR	44,600	$ 2,381,194
Chevron Corp.	42,400	4,072,520
Conoco, Inc. Class B	154,700	4,826,640
Devon Energy Corp.	30,100	1,752,121
EOG Resources, Inc.	39,500	1,773,155
Exxon Mobil Corp.	157,600	13,987,000
Phillips Petroleum Co.	72,600	4,700,124
		36,550,102
TOTAL ENERGY		42,692,785
FINANCIALS - 14.7%
Banks - 3.8%
Astoria Financial Corp.	4,100	229,190
Bank of America Corp.	68,200	4,040,850
Bank of Ireland, Inc.	1	10
FleetBoston Financial Corp.	118,046	4,909,533
Golden State Bancorp, Inc.	54,800	1,599,612
Mellon Financial Corp.	94,300	4,320,826
Oversea-Chinese Banking Corp. Ltd.	87,000	524,067
PNC Financial Services Group, Inc.	20,700	1,433,475
Washington Mutual, Inc.	67,350	2,399,007
Wells Fargo & Co.	84,500	3,978,260
		23,434,830
Diversified Financials - 7.6%
American Express Co.	155,990	6,570,299
Charles Schwab Corp.	150,100	2,821,880
Citigroup, Inc.	189,466	9,710,133
Credit Saison Co. Ltd.	48,800	1,167,268
Fannie Mae	173,670	14,317,355
Freddie Mac	78,500	5,196,700
J.P. Morgan Chase & Co.	49,000	2,408,350
JAFCO Co. Ltd.	9,300	1,001,418
Morgan Stanley Dean Witter & Co.	41,400	2,691,414
Nikko Securities Co. Ltd.	165,000	1,336,341
		47,221,158
Insurance - 2.6%
AFLAC, Inc.	62,100	2,013,903
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	148,288	$ 12,011,288
MetLife, Inc.	79,200	2,522,520
		16,547,711
Real Estate - 0.7%
Equity Residential Properties Trust (SBI)	81,200	4,356,380
TOTAL FINANCIALS		91,560,079
HEALTH CARE - 14.7%
Biotechnology - 2.8%
Alkermes, Inc. (a)	63,200	1,913,064
Amgen, Inc. (a)	55,700	3,697,366
Applera Corp. - Celera Genomics Group (a)	18,500	801,235
Cell Therapeutics, Inc. (a)	44,400	1,332,888
COR Therapeutics, Inc. (a)	31,300	1,085,484
CV Therapeutics, Inc. (a)	8,700	409,161
Human Genome Sciences, Inc. (a)	51,550	3,420,343
Millennium Pharmaceuticals, Inc. (a)	66,900	2,553,573
Myriad Genetics, Inc. (a)	6,500	403,325
Protein Design Labs, Inc. (a)	25,700	1,907,197
		17,523,636
Health Care Equipment & Supplies - 1.6%
Luxottica Group Spa sponsored ADR	107,890	1,639,928
Medtronic, Inc.	124,200	5,338,116
Novoste Corp. (a)	51,800	1,072,260
Stryker Corp.	25,000	1,436,250
		9,486,554
Health Care Providers & Services - 1.4%
Andrx Group (a)	32,600	2,206,368
HCA - The Healthcare Co.	51,100	2,061,374
Service Corp. International (SCI) (a)	168,500	1,189,610
Tenet Healthcare Corp. (a)	73,900	3,361,711
		8,819,063
Pharmaceuticals - 8.9%
Allergan, Inc.	13,300	1,193,010
Bristol-Myers Squibb Co.	176,260	9,560,342
Cambridge Antibody Technology Group PLC (a)	39,600	1,501,981
Elan Corp. PLC sponsored ADR (a)	60,900	3,514,539
Forest Laboratories, Inc. (a)	30,300	2,244,018
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	18,940	$ 1,836,233
Merck & Co., Inc.	209,030	15,257,100
Pfizer, Inc.	394,450	16,917,961
Watson Pharmaceuticals, Inc. (a)	53,790	3,232,779
		55,257,963
TOTAL HEALTH CARE		91,087,216
INDUSTRIALS - 8.5%
Aerospace & Defense - 0.7%
Boeing Co.	38,000	2,389,820
Raytheon Co.	64,600	1,923,142
		4,312,962
Airlines - 0.6%
AMR Corp. (a)	97,000	3,782,030
Commercial Services & Supplies - 0.5%
Automatic Data Processing, Inc.	54,100	2,907,334
Electrical Equipment - 0.5%
Emerson Electric Co.	42,700	2,891,217
Industrial Conglomerates - 4.0%
General Electric Co.	510,600	25,019,400
Machinery - 1.4%
Deere & Co.	93,720	3,501,379
Graco, Inc.	12,300	355,470
Illinois Tool Works, Inc.	47,200	3,231,312
Ingersoll-Rand Co.	39,500	1,949,325
		9,037,486
Road & Rail - 0.8%
Canadian National Railway Co.	53,700	2,152,817
Union Pacific Corp.	51,300	2,949,750
		5,102,567
TOTAL INDUSTRIALS		53,052,996
INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 3.2%
Brocade Communications System, Inc. (a)	35,300	1,376,700
CIENA Corp. (a)	29,600	1,602,840
Cisco Systems, Inc. (a)	376,168	7,244,996
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
JDS Uniphase Corp. (a)	73,000	$ 1,219,830
Nortel Networks Corp.	227,400	3,031,242
QUALCOMM, Inc. (a)	59,200	3,595,808
UTStarcom, Inc. (a)	66,800	1,571,804
		19,643,220
Computers & Peripherals - 4.1%
Apple Computer, Inc. (a)	79,800	1,592,010
Dell Computer Corp. (a)	140,200	3,415,272
EMC Corp.	131,000	4,139,600
Gateway, Inc. (a)	115,000	1,920,500
International Business Machines Corp.	90,000	10,062,000
Sun Microsystems, Inc. (a)	278,608	4,588,674
		25,718,056
Electronic Equipment & Instruments - 0.8%
Anritsu Corp.	47,000	842,174
Kyocera Corp.	10,900	1,024,600
Nidec Corp.	10,900	658,666
SCI Systems, Inc. (a)	90,500	2,136,705
		4,662,145
Internet Software & Services - 0.1%
Homestore.com, Inc. (a)	32,300	918,935
Semiconductor Equipment & Products - 7.3%
Altera Corp. (a)	90,000	2,160,000
Applied Materials, Inc. (a)	30,500	1,522,865
Applied Micro Circuits Corp. (a)	70,300	1,270,321
ASM Lithography Holding NV (NY Shares) (a)	66,000	1,535,160
Chartered Semiconductor Manufacturing Ltd. ADR (a)	53,900	1,525,370
Flextronics International Ltd. (a)	115,200	2,906,496
Integrated Circuit Systems, Inc.	78,200	1,284,826
Integrated Device Technology, Inc. (a)	42,800	1,568,192
Intel Corp.	532,900	14,393,629
International Rectifier Corp. (a)	57,600	3,459,456
LAM Research Corp. (a)	90,600	2,502,372
LTX Corp. (a)	95,300	2,311,978
Micron Technology, Inc. (a)	112,000	4,200,000
Samsung Electronics Co. Ltd. unit	9,700	829,350
Texas Instruments, Inc.	84,300	2,876,316
Vitesse Semiconductor Corp. (a)	40,200	993,342
		45,339,673
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 7.2%
Adobe Systems, Inc.	32,300	$ 1,284,571
BEA Systems, Inc. (a)	50,200	1,801,176
Cadence Design Systems, Inc. (a)	81,600	1,725,840
Informatica Corp. (a)	42,100	787,691
Micromuse, Inc. (a)	41,800	1,592,580
Microsoft Corp. (a)	478,400	33,095,708
Oracle Corp. (a)	193,500	2,960,550
Siebel Systems, Inc. (a)	38,700	1,755,432
		45,003,548
TOTAL INFORMATION TECHNOLOGY		141,285,577
MATERIALS - 1.2%
Chemicals - 0.2%
PPG Industries, Inc.	25,480	1,416,688
Metals & Mining - 0.1%
Phelps Dodge Corp.	12,400	560,480
Paper & Forest Products - 0.9%
Bowater, Inc.	22,900	1,103,780
Georgia-Pacific Corp.	115,000	4,076,750
		5,180,530
TOTAL MATERIALS		7,157,698
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.3%
AT&T Corp.	160,200	3,391,434
SBC Communications, Inc.	120,900	5,204,745
Verizon Communications	108,100	5,929,285
		14,525,464
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	66,640	1,648,674
AT&T Corp. - Wireless Group (a)	105,900	1,895,610
		3,544,284
TOTAL TELECOMMUNICATION SERVICES		18,069,748
UTILITIES - 1.9%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	41,800	2,098,360
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
Entergy Corp.	29,700	$ 1,283,040
Southern Co.	103,700	2,441,098
		5,822,498
Gas Utilities - 0.4%
NiSource, Inc.	87,800	2,748,140
Multi-Utilities - 0.6%
Enron Corp.	66,500	3,518,515
TOTAL UTILITIES		12,089,153
TOTAL COMMON STOCKS (Cost $568,768,997)		604,632,304
Cash Equivalents - 9.3%

Fidelity Cash Central Fund, 4.23% (b)	48,188,208	48,188,208
Fidelity Securities Lending Cash Central Fund, 4.04% (b)	9,237,300	9,237,300
TOTAL CASH EQUIVALENTS (Cost $57,425,508)		57,425,508
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $626,194,505)		662,057,812
NET OTHER ASSETS - (6.5)%		(40,121,273)
NET ASSETS - 100%		$ 621,936,539
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $488,137,551 and $424,216,238, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $39,786 for the period.

Income Tax Information

At May 31, 2001, the aggregate cost
of investment securities for income tax purposes was $638,761,686. Net unrealized appreciation aggregated $23,296,126, of which $72,846,005 related to appreciated investment securities and $49,549,879 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending November 30, 2001 approximately $3,646,000 of losses recognized during the period November 1, 2000 to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,103,770) (cost $626,194,505) - See accompanying schedule		$ 662,057,812
Receivable for investments sold		3,981,231
Receivable for fund shares sold		1,298,829
Dividends receivable		703,568
Interest receivable		104,294
Other receivables		6,287
Total assets		668,152,021
Liabilities
Payable to custodian bank	$ 1,729
Payable for investments purchased	31,416,475
Payable for fund shares redeemed	4,761,824
Accrued management fee	298,074
Distribution fees payable	327,600
Other payables and accrued expenses	172,480
Collateral on securities loaned, at value	9,237,300
Total liabilities		46,215,482
Net Assets		$ 621,936,539
Net Assets consist of:
Paid in capital		$ 661,898,468
Accumulated net investment loss		(823,181)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(75,001,569)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		35,862,821
Net Assets		$ 621,936,539

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($40,666,698 ÷ 2,413,321 shares)	$16.85
Maximum offering price per share (100/94.25 of $16.85)	$17.88
Class T: Net Asset Value and redemption price per share ($363,052,202 ÷ 21,535,561 shares)	$16.86
Maximum offering price per share (100/96.50 of $16.86)	$17.47
Class B: Net Asset Value and offering price per share ($147,753,183 ÷ 8,905,704 shares) A	$16.59
Class C: Net Asset Value and offering price per share ($54,295,451 ÷ 3,283,490 shares) A	$16.54
Institutional Class: Net Asset Value, offering price and redemption price per share ($16,169,005 ÷ 945,952 shares)	$17.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 3,001,961
Interest		706,076
Security lending		37,730
Total income		3,745,767
Expenses
Management fee	$ 1,764,494
Transfer agent fees	784,001
Distribution fees	1,954,740
Accounting and security lending fees	100,849
Non-interested trustees' compensation	1,098
Custodian fees and expenses	25,214
Registration fees	27,519
Audit	15,268
Legal	1,828
Miscellaneous	1,267
Total expenses before reductions	4,676,278
Expense reductions	(107,330)	4,568,948
Net investment income (loss)		(823,181)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(63,890,139)
Foreign currency transactions	14,385	(63,875,754)
Change in net unrealized appreciation (depreciation) on:
Investment securities	18,978,218
Assets and liabilities in foreign currencies	288	18,978,506
Net gain (loss)		(44,897,248)
Net increase (decrease) in net assets resulting from operations		$ (45,720,429)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (823,181)	$ (3,647,639)
Net realized gain (loss)	(63,875,754)	(3,102,679)
Change in net unrealized appreciation (depreciation)	18,978,506	(61,300,621)
Net increase (decrease) in net assets resulting from operations	(45,720,429)	(68,050,939)
Distributions to shareholders
From net realized gain	-	(7,260,261)
In excess of net realized gain	(4,129,169)	(2,363,104)
Total distributions	(4,129,169)	(9,623,365)
Share transactions - net increase (decrease)	57,293,499	229,633,651
Total increase (decrease) in net assets	7,443,901	151,959,347
Net Assets
Beginning of period	614,492,638	462,533,291
End of period (including accumulated net investment loss of $823,181 and $0, respectively)	$ 621,936,539	$ 614,492,638

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 18.19	$ 20.13	$ 16.62	$ 13.96	$ 11.83	$ 10.21
Income from Invest- ment Operations
Net investment income (loss) D	.01	(.05)	(.03)	(.05)	(.04)	-
Net realized and unrealized gain (loss)	(1.23)	(1.43)	4.59	3.54	2.25	1.62
Total from investment operations	(1.22)	(1.48)	4.56	3.49	2.21	1.62
Less Distributions
From net realized gain	-	(.35)	(1.05)	(.83)	(.08)	-
In excess of net realized gain	(.12)	(.11)	-	-	-	-
Total distributions	(.12)	(.46)	(1.05)	(.83)	(.08)	-
Net asset value, end of period	$ 16.85	$ 18.19	$ 20.13	$ 16.62	$ 13.96	$ 11.83
Total Return B, C	(6.76)%	(7.62)%	28.93%	26.69%	18.82%	15.87%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 40,667	$ 37,656	$ 19,600	$ 4,254	$ 2,330	$ 503
Ratio of expenses to average net assets	1.21% A	1.17%	1.24%	1.46% F	1.75% F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.18% A, G	1.16% G	1.23% G	1.44% G	1.72% G	1.75% A
Ratio of net invest- ment income (loss) to average net assets	.07% A	(.24)%	(.17)%	(.31)%	(.34)%	.11% A
Portfolio turnover rate	146% A	92%	91%	141%	93%	59% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to November 30, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 18.22	$ 20.16	$ 16.67	$ 13.98	$ 11.82	$ 10.00
Income from Invest- ment Operations
Net investment income (loss) D	(.01)	(.09)	(.07)	(.05)	(.02)	(.01)
Net realized and unrealized gain (loss)	(1.23)	(1.42)	4.61	3.56	2.24	1.83
Total from investment operations	(1.24)	(1.51)	4.54	3.51	2.22	1.82
Less Distributions
From net realized gain	-	(.32)	(1.05)	(.82)	(.06)	-
In excess of net realized gain	(.12)	(.11)	-	-	-	-
Total distributions	(.12)	(.43)	(1.05)	(.82)	(.06)	-
Net asset value, end of period	$ 16.86	$ 18.22	$ 20.16	$ 16.67	$ 13.98	$ 11.82
Total Return B, C	(6.86)%	(7.75)%	28.71%	26.77%	18.89%	18.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 363,052	$ 354,141	$ 285,939	$ 81,455	$ 42,753	$ 26,133
Ratio of expenses to average net assets	1.39% A	1.36%	1.44%	1.46%	1.62%	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.36% A, G	1.34% G	1.42% G	1.44% G	1.60% G	2.00% A
Ratio of net invest- ment income (loss) to average net assets	(.11)% A	(.42)%	(.36)%	(.31)%	(.18)%	(.14)% A
Portfolio turnover rate	146% A	92%	91%	141%	93%	59% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period February 20, 1996 (commencement of sale of Class T shares) to November 30, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.97	$ 19.92	$ 16.50	$ 13.85	$ 11.77	$ 10.00
Income from Invest- ment Operations
Net investment income (loss) D	(.06)	(.20)	(.16)	(.13)	(.09)	(.05)
Net realized and unrealized gain (loss)	(1.20)	(1.40)	4.56	3.54	2.22	1.82
Total from investment operations	(1.26)	(1.60)	4.40	3.41	2.13	1.77
Less Distributions
From net realized gain	-	(.26)	(.98)	(.76)	(.05)	-
In excess of net realized gain	(.12)	(.09)	-	-	-	-
Total distributions	(.12)	(.35)	(.98)	(.76)	(.05)	-
Net asset value, end of period	$ 16.59	$ 17.97	$ 19.92	$ 16.50	$ 13.85	$ 11.77
Total Return B, C	(7.06)%	(8.25)%	28.02%	26.15%	18.18%	17.70%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 147,753	$ 156,488	$ 112,671	$ 37,229	$ 20,926	$ 9,721
Ratio of expenses to average net assets	1.96% A	1.90%	1.96%	2.00%	2.16%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.93% A, G	1.89% G	1.95% G	1.98% G	2.14% G	2.50% A
Ratio of net invest- ment income (loss) to average net assets	(.68)% A	(.97)%	(.89)%	(.85)%	(.73)%	(.64)% A
Portfolio turnover rate	146% A	92%	91%	141%	93%	59% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period February 20, 1996 (commencement of sale of Class B shares) to November 30, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.92	$ 19.89	$ 16.54	$ 13.98	$ 13.97
Income from Investment Operations
Net investment income (loss) D	(.05)	(.20)	(.16)	(.21)	(.01)
Net realized and unrealized gain (loss)	(1.21)	(1.39)	4.54	3.59	.02
Total from investment operations	(1.26)	(1.59)	4.38	3.38	.01
Less Distributions
From net realized gain	-	(.29)	(1.03)	(.82)	-
In excess of net realized gain	(.12)	(.09)	-	-	-
Total distributions	(.12)	(.38)	(1.03)	(.82)	-
Net asset value, end of period	$ 16.54	$ 17.92	$ 19.89	$ 16.54	$ 13.98
Total Return B, C	(7.08)%	(8.23)%	27.90%	25.79%	.07%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 54,295	$ 52,542	$ 30,468	$ 4,393	$ 41
Ratio of expenses to average net assets	1.94% A	1.90%	1.97%	2.50% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.91% A, G	1.88% G	1.96% G	2.48% G	2.35% A, G
Ratio of net investment income (loss) to average net assets	(.66)% A	(.96)%	(.90)%	(1.40)%	(.62)% A
Portfolio turnover rate	146% A	92%	91%	141%	93%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 18.41	$ 20.33	$ 16.77	$ 14.05	$ 11.86	$ 10.00
Income from Invest- ment Operations
Net investment income D	.04	.02	.03	.03	.04 E	.03
Net realized and unrealized gain (loss)	(1.24)	(1.45)	4.63	3.56	2.24	1.83
Total from investment operations	(1.20)	(1.43)	4.66	3.59	2.28	1.86
Less Distributions
From net realized gain	-	(.36)	(1.10)	(.87)	(.09)	-
In excess of net realized gain	(.12)	(.13)	-	-	-	-
Total distributions	(.12)	(.49)	(1.10)	(.87)	(.09)	-
Net asset value, end of period	$ 17.09	$ 18.41	$ 20.33	$ 16.77	$ 14.05	$ 11.86
Total Return B, C	(6.57)%	(7.31)%	29.37%	27.35%	19.39%	18.60%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 16,169	$ 13,665	$ 13,856	$ 8,742	$ 6,560	$ 9,144
Ratio of expenses to average net assets	.82% A	.82%	.91%	.99%	1.15%	1.50% A, G
Ratio of expenses to average net assets after expense reductions	.79% A, H	.81% H	.90% H	.97% H	1.12% H	1.48% A, H
Ratio of net invest- ment income to average net assets	.46% A	.11%	.16%	.18%	.32%	.38% A
Portfolio turnover rate	146% A	92%	91%	141%	93%	59% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E During the period, a significant shareholder redemption caused an unusually high level of net investment income per share.

F For the period February 20, 1996 (commencement of sale of Institutional Class shares) to November 30, 1996.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Large Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares, except for the Institutional Class (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00% *
Class C	1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 48,583	$ 223
Class T	877,986	3,676
Class B	759,465	570,496
Class C	268,706	112,303
	$ 1,954,740	$ 686,698

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 118,794	$ 39,384
Class T	125,850	26,248
Class B	170,623	170,623 *
Class C	8,137	8,137 *
	$ 423,404	$ 244,392

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 60,086	.31 *
Class T	410,942	.24 *
Class B	225,620	.30 *
Class C	74,335	.28 *
Institutional Class	13,018	.18 *
	$ 784,001

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Certain security trades were directed to brokers who paid $107,079 of the fund's expenses. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period credits reduced the fund's custody expenses by $81. During the period credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction

Class A	$ 170

8. Beneficial Interest.

At the end of the period, one shareholder was record owner of approximately 20% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31,	Year ended November 30,
	2001	2000
From net realized gain
Class A	$ -	$ 349,890
Class T	-	4,699,858
Class B	-	1,507,984
Class C	-	451,091
Institutional Class	-	251,438
Total	$ -	$ 7,260,261
In excess of net realized gain
Class A	$ 255,149	$ 113,550
Class T	2,374,811	1,525,250
Class B	1,049,840	489,388
Class C	359,123	146,393
Institutional Class	90,246	88,523
Total	$ 4,129,169	$ 2,363,104
	$ 4,129,169	$ 9,623,365

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000
Class A Shares sold	664,689	1,411,641	$ 11,466,287	$ 29,513,360
Reinvestment of distributions	13,202	21,147	240,938	437,040
Shares redeemed	(334,650)	(336,609)	(5,596,763)	(7,037,493)
Net increase (decrease)	343,241	1,096,179	$ 6,110,462	$ 22,912,907
Class T Shares sold	4,551,154	9,859,445	$ 79,128,083	$ 209,004,055
Reinvestment of distributions	124,695	288,611	2,278,180	5,985,125
Shares redeemed	(2,582,324)	(4,888,280)	(44,213,248)	(103,269,989)
Net increase (decrease)	2,093,525	5,259,776	$ 37,193,015	$ 111,719,191
Class B Shares sold	1,381,739	4,362,780	$ 23,762,085	$ 91,557,253
Reinvestment of distributions	49,791	82,416	897,241	1,694,774
Shares redeemed	(1,234,969)	(1,392,036)	(20,588,469)	(29,066,661)
Net increase (decrease)	196,561	3,053,160	$ 4,070,857	$ 64,185,366
Class C Shares sold	825,497	1,884,572	$ 14,118,403	$ 39,472,423
Reinvestment of distributions	17,447	24,391	313,526	500,033
Shares redeemed	(492,050)	(507,817)	(8,208,122)	(10,595,220)
Net increase (decrease)	350,894	1,401,146	$ 6,223,807	$ 29,377,236
Institutional Class Shares sold	609,290	489,442	$ 10,289,699	$ 10,468,460
Reinvestment of distributions	3,796	14,130	70,155	294,659
Shares redeemed	(409,261)	(443,101)	(6,664,496)	(9,324,168)
Net increase (decrease)	203,825	60,471	$ 3,695,358	$ 1,438,951

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Karen M. Firestone, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

LCI-SANN-0701 138923
1.704743.103

(Fidelity Investment logo)(registered trademark)

Fidelity Logo (Registered Trademark)

Fidelity® Advisor

Mid Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the last six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Mid Cap Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to September 3, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five years and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity® Adv Mid Cap - CL A	1.30%	12.97%	156.28%	188.82%
Fidelity Adv Mid Cap - CL A (incl. 5.75% sales charge)	-4.53%	6.47%	141.54%	172.22%
S&P® MidCap 400	9.13%	10.92%	131.45%	147.63%
Mid-Cap Funds Average	0.31%	-3.16%	82.46%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's ® MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 560 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Mid Cap - CL A	12.97%	20.71%	22.25%
Fidelity Adv Mid Cap - CL A (incl. 5.75% sales charge)	6.47%	19.29%	20.89%
S&P MidCap 400	10.92%	18.27%	18.74%
Mid-Cap Funds Average	-3.16%	12.28%	n/a*

Average annual returns take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor Mid Cap Fund - Class A on February 20, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have grown to $27,222 - a 172.22% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,763 - a 147.63% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper mid-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charge) of mutual funds with similar capitalization. As of May 31, 2001, the six month, one year, and five year cumulative total returns for the mid-cap core funds average were, 7.89%, 6.65% and 93.50%, respectively; and the one year and five year average annual total returns were, 6.65% and 13.69%, respectively. The six month, one year, and five year cumulative total returns for the mid-cap supergroup average were, 2.27%, -1.68% and 79.85%, respectively; and the one year and five year average annual total returns were, -1.68% and 11.58%, respectively.

Semiannual Report

Fidelity Advisor Mid Cap Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Mid Cap - CL T	1.24%	12.78%	154.98%	187.36%
Fidelity Adv Mid Cap - CL T (incl. 3.50% sales charge)	-2.30%	8.83%	146.06%	177.31%
S&P MidCap 400	9.13%	10.92%	131.45%	147.63%
Mid-Cap Funds Average	0.31%	-3.16%	82.46%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 560 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Mid Cap - CL T	12.78%	20.59%	22.14%
Fidelity Adv Mid Cap - CL T (incl. 3.50% sales charge)	8.83%	19.73%	21.31%
S&P MidCap 400	10.92%	18.27%	18.74%
Mid-Cap Funds Average	-3.16%	12.28%	n/a*

Average annual returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class T on February 20, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have grown to $27,731 - a 177.31% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,763 - a 147.63% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper mid-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, one year and five year cumulative total returns for the mid-cap core funds average were, 7.89%, 6.65% and 93.50%, respectively; and the one year and five year average annual total returns were, 6.65% and 13.69%, respectively. The six month, one year and five year cumulative total returns for the mid-cap supergroup average were, 2.27%, -1.68% and 79.85%, respectively; and the one year and five year average annual total returns were, -1.68% and 11.58%, respectively.

Semiannual Report

Fidelity Advisor Mid Cap Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charges included in the past six months, one year, five years and life of fund total return figures are 5%, 5%, 2% and 1%, respectively.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Mid Cap - CL B	0.93%	12.11%	147.77%	178.50%
Fidelity Adv Mid Cap - CL B (incl. contingent deferred sales charge)	-3.68%	7.11%	145.77%	177.50%
S&P MidCap 400	9.13%	10.92%	131.45%	147.63%
Mid-Cap Funds Average	0.31%	-3.16%	82.46%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 560 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 9 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Mid Cap - CL B	12.11%	19.90%	21.41%
Fidelity Adv Mid Cap - CL B (incl. contingent deferred sales charge)	7.11%	19.70%	21.33%
S&P MidCap 400	10.92%	18.27%	18.74%
Mid-Cap Funds Average	-3.16%	12.28%	n/a*

Average annual returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class B on February 20, 1996, when the fund started. As the chart shows, by May 31, 2001, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $27,750 - a 177.50% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,763 - a 147.63% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper mid-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, one year and five year cumulative total returns for the mid-cap core funds average were, 7.89%, 6.65% and 93.50%, respectively; and the one year and five year average annual total returns were, 6.65% and 13.69%, respectively. The six month, one year and five year cumulative total returns for the mid-cap supergroup average were, 2.27%, -1.68% and 79.85%, respectively; and the one year and five year average annual total returns were, -1.68% and 11.58%, respectively.

Semiannual Report

Fidelity Advisor Mid Cap Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns prior to November 3, 1997 are those of Class B and reflect Class B shares' 1.00% 12b-1 fee. Class C shares' contingent deferred sales charge included in the past six months, one year, five years and life of fund total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five years and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Mid Cap - CL C	0.92%	12.15%	146.97%	177.60%
Fidelity Adv Mid Cap - CL C (incl. contingent deferred sales charge)	0.00%	11.15%	146.97%	177.60%
S&P MidCap 400	9.13%	10.92%	131.45%	147.63%
Mid-Cap Funds Average	0.31%	-3.16%	82.46%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 560 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 11 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Mid Cap - CL C	12.15%	19.82%	21.34%
Fidelity Adv Mid Cap - CL C (incl. contingent deferred sales charge)	11.15%	19.82%	21.34%
S&P MidCap 400	10.92%	18.27%	18.74%
Mid-Cap Funds Average	-3.16%	12.28%	n/a*

Average annual returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class C on February 20, 1996, when the fund started. As the chart shows, by May 31, 2001, the value of the investment would have grown to $27,760 - a 177.60% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,763 - a 147.63% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper mid-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, one year and five year cumulative total returns for the mid-cap core funds average were, 7.89%, 6.65% and 93.50%, respectively; and the one year and five year average annual total returns were, 6.65% and 13.69%, respectively. The six month, one year and five year cumulative total returns for the mid-cap supergroup average were, 2.27%, -1.68% and 79.85%, respectively; and the one year and five year average annual total returns were, -1.68% and 11.58%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
Note to shareholders: The following is an interview with Peter Saperstone, who became Portfolio Manager of Fidelity Advisor Mid Cap Fund on June 13, 2001, after the end of the period covered by this report.

Q. How did the fund perform, Peter?

A. For the six-month period that ended on May 31, 2001, the fund's Class A, Class T, Class B and Class C shares had total returns of 1.30%, 1.24%, 0.93% and 0.92%, respectively. During the same period, the Standard & Poor's® MidCap 400 Index returned 9.13% and the mid-cap funds average monitored by Lipper Inc. was up 0.31%. For the 12-month period that ended on May 31, 2001, the fund's Class A, Class T, Class B and Class C shares had total returns of 12.97%, 12.78%, 12.11% and 12.15%, respectively. The S&P® MidCap index returned 10.92% for the 12 months, while the mid-cap funds average return was down 3.16%.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What were the principal factors affecting performance during the six-month period?

A. The fund was significantly underweighted in technology stocks throughout the period, while overweighting financial stocks, especially government-sponsored enterprises. Technology stocks were de-emphasized because of concerns about their high valuations at a time of slowing growth among Internet and telecommunications companies. As demand in both the Internet and wireless telecommunications industries plateaued, companies found themselves saddled with overbuilt equipment inventories. On May 31, information technology stocks accounted for just 4.6% of the fund's net assets, versus a 17.5% weighting in the benchmark S&P MidCap index. During the first four months of the period, this underweighting helped the fund's relative performance, especially when compared to its mutual fund peers, many of which had large tech positions. However, the de-emphasis hurt performance relative to that of the S&P® index during April and May when technology stocks rallied. The fund did invest in biotech companies as a hedge to the underweighting of technology. Their stocks went down with technology stocks, but failed to recover with tech late in the period.

Q. The three largest positions at the end of the period were all government-sponsored financial enterprises. What was the fund's strategy with those investments?

A. The fund invested in Fannie Mae and Freddie Mac, which are involved in home mortgages, and USA Education - formerly Sallie Mae - which deals with student loans, primarily as a defensive strategy. These stocks normally would benefit from declining interest rates, but they are not as vulnerable as banks to credit quality issues if economic growth slowed significantly. While these stocks did relatively well, their performance did not make up for the performance lost by the underweighting in technology. Even though the Federal Reserve Board moved aggressively to lower short-term interest rates, long-term rates did not move down significantly during the period. This held back the gains achieved by interest-rate sensitive stocks.

Q. What specific investments helped the fund's returns?

A. Freddie Mac was a positive contributor to performance. Several consumer staples investments, especially tobacco stocks, helped. RJ Reynolds and Philip Morris, in particular, benefited from an easing of the threat of tobacco litigation. The impending spin-off of the Kraft Foods division also helped lift Philip Morris.

Q. What investments detracted from performance?

A. The principal negative factor was the underweighting of technology during April and May. Among individual stocks, Sepracor was a significant disappointment. This biotech company has been involved in research to develop solutions to ameliorate the side effects of several major drugs. However, major pharmaceutical companies backed away from earlier expressions of interest in Sepracor's products, and its stock price fell. Another poor performer was Pegasus, a satellite television company. The fund's investment in this company was based partly on the perception that it was a potential acquisition target. Consolidation in the direct TV industry has been slower than anticipated, though, and the stock failed to live up to expectations.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook, Peter?

A. While the broad market outlook might not be that strong, I believe there are plenty of ideas in the mid-cap area. On the positive side, I see many opportunities in health care, energy, media, airlines, hotels and some commodity cyclicals such as paper and aluminum. Stock valuations appear more reasonable in these industries, where there hasn't been heavy investment that could result in a supply-demand imbalance. On the negative side, I think valuations in many industries have risen based on overly optimistic expectations of recoveries in either corporate profits or economic growth in the second half of 2001. I would include technology, telecommunications and some consumer cyclicals, such as retail. I believe these industries are likely to have less of a second-half earnings pickup than many investors anticipated.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term growth of capital by investing mainly in equity securities of companies with medium-sized capitalizations

Start date: February 20, 1996

Size: as of May 31, 2001, more than $2.5 billion

Manager: Peter Saperstone, since June 2001; joined Fidelity in 1995

3

Peter Saperstone on excess capacity in some industries:

"Capacity is a general term. It could refer to physical equipment, such as in the telecommunications industry where too much has been invested in building fiber-optic networks, or it could refer to human and financial resources, as in finance, where too many bankers are chasing too little business.

"I'm focusing on industries where there has been no capacity growth and stock valuations haven't risen in anticipation of a significant revival in demand. Some industries have invested in too much capacity and may have relatively little pricing power or ability to raise prices.

"Given my expectation that the economic recovery this year will be less than many investors expect, I like industries where there's limited supply growth and attractive valuations. Examples include airlines, hotels, office supply retailers and athletic retailers within consumer cyclicals; aluminum and paper within commodity cyclicals; and the entire energy sector. On the negative side, I'm avoiding sectors where I believe there is overcapacity, such as technology, telecommunications and finance."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Freddie Mac	4.0	2.9
Fannie Mae	2.1	1.1
USA Education, Inc.	1.9	0.3
Newmont Mining Corp.	1.3	0.2
IDEC Pharmaceuticals Corp.	1.2	0.7
AMBAC Financial Group, Inc.	1.2	0.8
RJ Reynolds Tobacco Holdings, Inc.	1.0	0.5
Fidelity National Financial, Inc.	0.9	0.0
Philip Morris Companies, Inc.	0.9	0.4
Genzyme Corp. - General Division	0.9	1.1
	15.4
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.0	13.1
Health Care	13.5	22.4
Materials	10.6	6.5
Consumer Staples	9.3	7.5
Industrials	7.0	9.0
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 81.7%		Stocks and Equity Futures 84.9%
	Bonds 3.5%		Bonds 0.0%
	Short-Term Investments and Net Other Assets 14.8%		Short-Term Investments and Net Other Assets 15.1%
* Foreign investments	7.2%	** Foreign investments	4.7%

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 81.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.4%
Superior Industries International, Inc.	97,800	$ 3,867
TRW, Inc.	166,000	7,198
		11,065
Automobiles - 0.2%
DaimlerChrysler AG (Reg.)	93,000	4,282
Distributors - 0.0%
Brightpoint, Inc. (a)	72,300	257
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc. (a)	201,300	4,942
Darden Restaurants, Inc.	107,800	3,008
International Game Technology (a)	98,000	6,022
Jack in the Box, Inc. (a)	96,785	2,483
Tricon Global Restaurants, Inc. (a)	162,800	7,440
Wendy's International, Inc.	218,200	5,379
		29,274
Household Durables - 0.5%
Centex Corp.	42,800	1,596
Ethan Allen Interiors, Inc.	103,100	3,785
Furniture Brands International, Inc. (a)	98,600	2,240
M.D.C. Holdings, Inc.	83,800	2,642
Mohawk Industries, Inc. (a)	48,300	1,547
		11,810
Leisure Equipment & Products - 0.2%
Mattel, Inc.	259,600	4,621
Media - 0.3%
Chris-Craft Industries, Inc. (a)	24,100	1,675
Pegasus Communications Corp. (a)	172,400	3,689
Scholastic Corp. (a)	60,272	2,408
		7,772
Multiline Retail - 0.5%
Big Lots, Inc. (a)	149,600	1,942
Costco Wholesale Corp. (a)	50,500	1,965
Kmart Corp. (a)	794,800	8,965
		12,872
Specialty Retail - 1.3%
Abercrombie & Fitch Co. Class A (a)	94,500	3,896
AutoNation, Inc.	885,700	10,318
AutoZone, Inc. (a)	194,400	6,429
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
O'Reilly Automotive, Inc. (a)	140,500	$ 3,542
Pier 1 Imports, Inc.	657,600	7,727
		31,912
Textiles & Apparel - 0.6%
Jones Apparel Group, Inc. (a)	157,700	6,970
Liz Claiborne, Inc.	45,120	2,336
Reebok International Ltd. (a)	221,650	6,392
		15,698
TOTAL CONSUMER DISCRETIONARY		129,563
CONSUMER STAPLES - 9.3%
Beverages - 0.7%
Pepsi Bottling Group, Inc.	224,600	9,779
PepsiCo, Inc.	163,300	7,309
		17,088
Food & Drug Retailing - 2.7%
CVS Corp.	60,200	3,305
Delhaize Freres & Compagnie Le Lion SA sponsored ADR	128,000	7,222
Fleming Companies, Inc.	302,700	9,617
George Weston Ltd.	107,150	6,095
Kroger Co. (a)	320,300	7,988
Performance Food Group Co. (a)	190,900	4,900
Rite Aid Corp. (a)	516,900	4,326
Safeway, Inc. (a)	104,500	5,293
Sysco Corp.	559,000	16,619
Walgreen Co.	99,500	3,999
		69,364
Food Products - 3.0%
Archer-Daniels-Midland Co.	708,900	9,570
Earthgrains Co.	439,740	11,411
Flowers Foods, Inc. (a)	205,966	6,560
H.J. Heinz Co.	99,500	4,309
Hershey Foods Corp.	217,200	13,171
Hormel Foods Corp.	87,300	2,059
IBP, Inc.	160,000	3,008
McCormick & Co., Inc. (non-vtg.)	223,000	9,009
Nestle SA (Reg.)	3,960	8,188
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - continued
Smithfield Foods, Inc. (a)	58,400	$ 2,129
Wm. Wrigley Jr. Co.	124,600	5,985
		75,399
Household Products - 0.3%
Kimberly-Clark Corp.	141,000	8,523
Personal Products - 0.6%
Alberto-Culver Co. Class B	257,620	10,884
Carter-Wallace, Inc.	164,200	3,144
		14,028
Tobacco - 2.0%
DIMON, Inc.	167,100	1,863
Philip Morris Companies, Inc.	465,400	23,926
RJ Reynolds Tobacco Holdings, Inc.	418,000	24,863
		50,652
TOTAL CONSUMER STAPLES		235,054
ENERGY - 4.6%
Energy Equipment & Services - 1.7%
BJ Services Co. (a)	56,400	4,230
Cooper Cameron Corp. (a)	71,900	4,981
ENSCO International, Inc.	121,300	3,907
Global Marine, Inc. (a)	262,300	6,728
Pride International, Inc. (a)	56,300	1,499
Smith International, Inc. (a)	37,000	2,875
Tidewater, Inc.	105,700	4,958
Transocean Sedco Forex, Inc.	55,600	2,972
Varco International, Inc. (a)	177,496	4,276
Weatherford International, Inc. (a)	100,500	5,665
		42,091
Oil & Gas - 2.9%
Apache Corp.	41,600	2,477
Ashland, Inc.	21,900	909
Burlington Resources, Inc.	64,800	3,169
Conoco, Inc. Class B	438,300	13,675
Devon Energy Corp.	32,328	1,882
EOG Resources, Inc.	144,500	6,487
Equitable Resources, Inc.	114,500	8,496
Noble Affiliates, Inc.	46,000	1,909
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Occidental Petroleum Corp.	227,700	$ 6,824
Texaco, Inc.	51,800	3,699
Tosco Corp.	367,200	18,338
USX - Marathon Group	173,800	5,622
		73,487
TOTAL ENERGY		115,578
FINANCIALS - 21.0%
Banks - 1.8%
Commerce Bancorp, Inc.	89,670	6,151
Dime Bancorp, Inc.	356,710	12,592
Greenpoint Financial Corp.	141,200	5,364
Investors Financial Services Corp.	50,900	3,315
Mercantile Bankshares Corp.	76,900	2,996
North Fork Bancorp, Inc.	350,800	10,012
SouthTrust Corp.	120,700	3,014
Washington Mutual, Inc.	56,400	2,009
		45,453
Diversified Financials - 9.9%
AMBAC Financial Group, Inc.	529,350	29,670
Countrywide Credit Industries, Inc.	334,996	12,974
Fannie Mae	632,700	52,160
Federated Investors, Inc. Class B (non-vtg.)	188,100	5,634
Freddie Mac	1,550,100	102,623
Student Loan Corp.	4,700	314
USA Education, Inc.	693,140	48,596
		251,971
Insurance - 9.1%
ACE Ltd.	384,500	14,899
AFLAC, Inc.	53,900	1,748
Allmerica Financial Corp.	24,800	1,355
Allstate Corp.	253,700	11,422
American Financial Group, Inc.	121,900	3,424
American International Group, Inc.	136,000	11,016
Arthur J. Gallagher & Co.	126,300	3,473
Berkshire Hathaway, Inc.:
Class A (a)	280	19,236
Class B (a)	6,037	13,716
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	130,500	$ 8,861
Fidelity National Financial, Inc.	1,051,990	23,985
First American Corp.	878,200	17,986
Hartford Financial Services Group, Inc.	24,500	1,659
Hilb, Rogal & Hamilton Co.	50,000	2,108
Leucadia National Corp.	31,300	1,042
Loews Corp.	143,200	9,879
Markel Corp. (a)	15,900	3,112
MBIA, Inc.	331,950	17,510
Mercury General Corp.	121,200	4,436
MetLife, Inc.	266,200	8,478
PartnerRe Ltd.	75,500	4,043
Progressive Corp.	52,700	6,906
Protective Life Corp.	203,400	6,698
RenaissanceRe Holdings Ltd.	35,100	2,410
SAFECO Corp.	73,400	2,062
The Chubb Corp.	149,500	11,265
The St. Paul Companies, Inc.	72,900	3,689
Unitrin, Inc.	11,700	456
UnumProvident Corp.	78,900	2,557
XL Capital Ltd. Class A	135,600	10,780
		230,211
Real Estate - 0.2%
United Dominion Realty Trust, Inc.	290,000	3,816
TOTAL FINANCIALS		531,451
HEALTH CARE - 13.5%
Biotechnology - 4.0%
Chiron Corp. (a)	35,200	1,815
CV Therapeutics, Inc. (a)	37,825	1,779
Enzon, Inc. (a)	27,300	1,911
Genzyme Corp. - General Division (a)	209,977	22,455
Gilead Sciences, Inc. (a)	220,000	11,385
IDEC Pharmaceuticals Corp. (a)	485,580	29,912
ImClone Systems, Inc. (a)	241,600	11,995
Millennium Pharmaceuticals, Inc. (a)	272,774	10,412
Sepracor, Inc. (a)	111,000	3,699
Techne Corp. (a)	89,300	2,948
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
Transkaryotic Therapies, Inc. (a)	121,700	$ 3,155
Vertex Pharmaceuticals, Inc. (a)	26,400	1,160
		102,626
Health Care Equipment & Supplies - 2.2%
Apogent Technologies, Inc.	156,800	3,817
Becton, Dickinson & Co.	148,600	5,101
Biomet, Inc.	163,800	7,317
Guidant Corp. (a)	1,100	41
Hillenbrand Industries, Inc.	180,300	9,298
Invacare Corp.	126,700	4,701
Novoste Corp. (a)	203,600	4,215
St. Jude Medical, Inc. (a)	275,400	16,943
Stryker Corp.	30,700	1,764
Varian Medical Systems, Inc. (a)	38,300	2,777
		55,974
Health Care Providers & Services - 5.1%
AmeriPath, Inc. (a)	227,300	5,798
AmeriSource Health Corp. Class A (a)	144,900	8,362
Andrx Group (a)	55,700	3,770
Apria Healthcare Group, Inc. (a)	103,500	2,650
Cardinal Health, Inc.	107,243	7,720
Caremark Rx, Inc. (a)	195,850	3,188
CIGNA Corp.	115,650	10,925
Express Scripts, Inc. (a)	35,120	3,390
First Health Group Corp. (a)	77,600	3,896
HCA - The Healthcare Co.	265,500	10,710
Health Management Associates, Inc. Class A (a)	606,700	10,775
HealthSouth Corp. (a)	331,300	4,208
LifePoint Hospitals, Inc. (a)	164,700	5,501
Lincare Holdings, Inc. (a)	109,400	6,350
Manor Care, Inc. (a)	176,900	4,378
McKesson HBOC, Inc.	122,900	4,249
Oxford Health Plans, Inc. (a)	326,700	8,965
Priority Healthcare Corp. Class B (a)	87,000	3,008
Quest Diagnostics, Inc. (a)	28,100	3,473
Tenet Healthcare Corp. (a)	230,800	10,499
Triad Hospitals, Inc. (a)	59,674	1,474
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	62,500	$ 3,594
Wellpoint Health Networks, Inc. (a)	20,800	1,805
		128,688
Pharmaceuticals - 2.2%
Barr Laboratories, Inc. (a)	61,700	4,397
Biovail Corp. (a)	176,500	6,924
IVAX Corp. (a)	339,075	11,427
King Pharmaceuticals, Inc. (a)	280,100	14,167
Mylan Laboratories, Inc.	86,700	2,758
PRAECIS Pharmaceuticals, Inc. (a)	97,730	2,394
Teva Pharmaceutical Industries Ltd. sponsored ADR	233,400	13,481
		55,548
TOTAL HEALTH CARE		342,836
INDUSTRIALS - 7.0%
Aerospace & Defense - 0.2%
L-3 Communications Holdings, Inc. (a)	58,500	5,177
Raytheon Co.	5,000	149
		5,326
Air Freight & Couriers - 0.4%
Expeditors International of Washington, Inc.	84,970	5,471
Forward Air Corp. (a)	57,850	1,764
United Parcel Service, Inc. Class B	33,900	2,015
		9,250
Building Products - 1.0%
American Standard Companies, Inc. (a)	281,000	18,723
Masco Corp.	46,100	1,077
York International Corp.	174,100	6,137
		25,937
Commercial Services & Supplies - 2.2%
Avery Dennison Corp.	91,500	5,351
ChoicePoint, Inc.	248,100	9,552
Concord EFS, Inc. (a)	173,440	8,793
DST Systems, Inc. (a)	63,700	3,386
Ecolab, Inc.	120,350	4,920
Fiserv, Inc. (a)	118,800	6,547
National Processing, Inc. (a)	88,600	2,166
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Per-Se Technologies, Inc. warrants 7/8/03 (a)	1,287	$ 0
The BISYS Group, Inc. (a)	268,800	13,741
		54,456
Construction & Engineering - 0.3%
Fluor Corp.	65,800	3,837
Granite Construction, Inc.	86,600	2,360
		6,197
Machinery - 0.7%
Danaher Corp.	85,900	5,410
Flowserve Corp. (a)	241,500	7,252
Parker-Hannifin Corp.	88,000	4,251
Tennant Co.	47,000	1,933
		18,846
Marine - 0.1%
Teekay Shipping Corp.	68,100	3,405
Road & Rail - 2.1%
Burlington Northern Santa Fe Corp.	77,300	2,402
C.H. Robinson Worldwide, Inc.	109,440	3,267
Canadian National Railway Co.	351,790	14,103
CSX Corp.	433,400	16,122
GATX Corp.	27,800	1,120
Landstar System, Inc. (a)	50,100	3,327
Norfolk Southern Corp.	172,810	3,831
Union Pacific Corp.	154,980	8,911
		53,083
TOTAL INDUSTRIALS		176,500
INFORMATION TECHNOLOGY - 4.6%
Communications Equipment - 0.2%
Finisar Corp. (a)	102,800	1,547
Polycom, Inc. (a)	90,500	2,244
Tellium, Inc.	3,500	93
		3,884
Computers & Peripherals - 0.0%
Quantum Corp. - DLT & Storage Systems Group (a)	100,200	1,201
Electronic Equipment & Instruments - 1.6%
Avnet, Inc.	115,800	2,853
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Diebold, Inc.	170,800	$ 5,223
Kopin Corp. (a)	79,000	748
Mettler-Toledo International, Inc. (a)	327,700	14,714
PerkinElmer, Inc.	4,300	297
Thermo Electron Corp. (a)	69,500	1,940
Waters Corp. (a)	312,500	15,525
		41,300
Internet Software & Services - 0.1%
Homestore.com, Inc. (a)	98,000	2,788
IT Consulting & Services - 1.6%
Affiliated Computer Services, Inc. Class A (a)	294,100	21,249
SunGard Data Systems, Inc. (a)	312,300	18,576
		39,825
Semiconductor Equipment & Products - 0.2%
Atmel Corp. (a)	192,100	2,132
MIPS Technologies, Inc.:
Class A (a)	66,700	1,186
Class B (a)	1,900	31
RF Micro Devices, Inc. (a)	88,700	2,313
TriQuint Semiconductor, Inc. (a)	31,900	563
		6,225
Software - 0.9%
Cadence Design Systems, Inc. (a)	301,600	6,379
Electronic Arts, Inc. (a)	177,600	10,459
Inktomi Corp. (a)	425,200	4,252
Numerical Technologies, Inc. (a)	21,500	417
		21,507
TOTAL INFORMATION TECHNOLOGY		116,730
MATERIALS - 10.6%
Chemicals - 3.0%
Agrium, Inc.	1,057,100	12,644
Engelhard Corp.	80,800	2,243
Georgia Gulf Corp.	295,300	5,301
IMC Global, Inc.	558,300	6,192
Lyondell Chemical Co.	72,120	1,194
Olin Corp.	128,200	2,411
OM Group, Inc.	57,700	3,577
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan	248,410	$ 15,212
Praxair, Inc.	142,500	7,166
Sigma Aldrich Corp.	422,900	20,138
		76,078
Containers & Packaging - 1.3%
Ball Corp.	39,100	1,857
Ivex Packaging Corp. (a)	47,500	732
Packaging Corp. of America (a)	304,600	4,874
Pactiv Corp. (a)	789,200	10,852
Sealed Air Corp. (a)	258,500	10,730
Smurfit-Stone Container Corp. (a)	192,600	2,883
		31,928
Metals & Mining - 5.1%
Agnico-Eagle Mines Ltd.	376,900	2,952
Alcan, Inc.	186,300	8,338
Allegheny Technologies, Inc.	246,390	5,085
Antofagasta Holdings PLC	153,000	1,131
Arch Coal, Inc.	97,100	2,996
Barrick Gold Corp.	1,109,840	18,253
Century Aluminum Co.	31,200	618
CONSOL Energy, Inc.	126,700	3,852
Falconbridge Ltd.	350,600	4,371
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	300,500	4,709
Kaiser Aluminum Corp. (a)	11,800	49
Meridian Gold, Inc. (a)	761,650	5,570
Newmont Mining Corp.	1,589,720	32,573
Outokumpu Oyj (A Shares)	517,900	4,600
Phelps Dodge Corp.	160,600	7,259
Placer Dome, Inc.	1,448,200	15,308
Stillwater Mining Co. (a)	382,700	12,170
		129,834
Paper & Forest Products - 1.2%
Bowater, Inc.	95,100	4,584
Georgia-Pacific Corp.	187,680	6,653
International Paper Co.	234,500	8,970
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - continued
Mead Corp.	95,600	$ 2,772
Weyerhaeuser Co.	137,700	7,878
		30,857
TOTAL MATERIALS		268,697
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
CenturyTel, Inc.	478,400	13,606
Citizens Communications Co. (a)	217,400	3,231
SBC Communications, Inc.	102,800	4,426
TeraBeam Networks (b)	4,400	4
		21,267
Wireless Telecommunication Services - 0.2%
Boston Communications Group, Inc. (a)	18,500	222
Metro One Telecommunications, Inc. (a)	53,000	2,386
Western Wireless Corp. Class A (a)	25,050	999
		3,607
TOTAL TELECOMMUNICATION SERVICES		24,874
UTILITIES - 5.0%
Electric Utilities - 3.8%
AES Corp. (a)	111,431	5,059
Allegheny Energy, Inc.	176,400	9,384
Alliant Energy Corp.	73,000	2,245
Ameren Corp.	185,800	8,287
American Electric Power Co., Inc.	234,300	11,762
DPL, Inc.	283,900	8,176
Duke Energy Corp.	118,500	5,418
Exelon Corp.	109,900	7,453
Mirant Corp.	80,277	3,155
NSTAR Companies	101,400	4,286
Public Service Enterprise Group, Inc.	98,200	5,048
Reliant Energy, Inc.	119,200	5,493
Southern Co.	403,600	9,501
TXU Corp.	106,300	5,245
Xcel Energy, Inc.	211,700	6,415
		96,927
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Gas Utilities - 0.7%
Kinder Morgan, Inc.	148,500	$ 8,205
NiSource, Inc.	235,574	7,373
Sempra Energy	89,300	2,438
		18,016
Multi-Utilities - 0.5%
SCANA Corp.	177,600	5,097
Utilicorp United, Inc.	184,733	6,663
		11,760
TOTAL UTILITIES		126,703
TOTAL COMMON STOCKS (Cost $1,823,169)		2,067,986
Convertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Diversified Financials - 0.0%
Mirant Trust I Series A, $3.12 (Cost $420)	8,400	684
U.S. Treasury Obligations - 3.5%
Moody's Ratings (unaudited)		Principal Amount (000s)
U.S. Treasury Bonds:
5.25% 11/15/28	Aaa	$ 13,800	12,556
5.25% 2/15/29	Aaa	16,800	15,304
5.5% 8/15/28	Aaa	15,100	14,248
6.125% 8/15/29	Aaa	14,200	14,653
6.25% 5/15/30	Aaa	12,000	12,669
U.S. Treasury Notes:
5.75% 8/15/10	Aaa	2,900	2,963
6.5% 2/15/10	Aaa	14,700	15,784
TOTAL U.S. TREASURY OBLIGATIONS (Cost $92,596)			88,177
Cash Equivalents - 16.1%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 4.04%, dated 5/31/01 due 6/1/01	$ 2,175	$ 2,175
	Shares
Fidelity Cash Central Fund, 4.23% (c)	376,591,382	376,591
Fidelity Securities Lending Cash Central Fund, 4.04% (c)	29,575,460	29,575
TOTAL CASH EQUIVALENTS (Cost $408,341)		408,341
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $2,324,526)		2,565,188
NET OTHER ASSETS - (1.3)%		(32,031)
NET ASSETS - 100%		$ 2,533,157
Legend
(a) Non-income producing
(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
TeraBeam Networks	4/7/00	$ 17
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $1,978,470,000 and $1,566,598,000, respectively, of which long-term U.S. government and government agency obligations aggregated $98,441,000 and $5,930,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $70,895,000 and $116,435,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $69,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,000 or 0.0% of net assets.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $2,329,550,000. Net unrealized appreciation aggregated $235,638,000, of which $295,478,000 related to appreciated investment securities and $59,840,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $27,841 and repurchase agreements of $2,175) (cost $2,324,526) - See accompanying schedule		$ 2,565,188
Cash		1
Receivable for investments sold		8,066
Receivable for fund shares sold		10,317
Dividends receivable		2,252
Interest receivable		2,655
Other receivables		25
Total assets		2,588,504
Liabilities
Payable for investments purchased	$ 16,768
Payable for fund shares redeemed	5,956
Accrued management fee	1,182
Distribution fees payable	1,223
Other payables and accrued expenses	643
Collateral on securities loaned, at value	29,575
Total liabilities		55,347
Net Assets		$ 2,533,157
Net Assets consist of:
Paid in capital		$ 2,324,452
Undistributed net investment income		5,332
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(37,287)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		240,660
Net Assets		$ 2,533,157

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amount)	May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($203,242 ÷ 9,868 shares)	$20.60
Maximum offering price per share (100/94.25 of $20.60)	$21.86
Class T: Net Asset Value and redemption price per share ($1,457,743 ÷ 70,164 shares)	$20.78
Maximum offering price per share (100/96.50 of $20.78)	$21.53
Class B: Net Asset Value and offering price per share ($507,347 ÷ 24,935 shares) A	$20.35
Class C: Net Asset Value and offering price per share ($232,598 ÷ 11,438 shares) A	$20.34
Institutional Class: Net Asset Value, offering price and redemption price per share ($132,227 ÷ 6,336 shares)	$20.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 10,431
Interest		11,374
Security lending		100
Total income		21,905
Expenses
Management fee	$ 6,603
Transfer agent fees	2,689
Distribution fees	6,929
Accounting and security lending fees	233
Non-interested trustees' compensation	4
Custodian fees and expenses	59
Registration fees	80
Audit	25
Legal	6
Miscellaneous	4
Total expenses before reductions	16,632
Expense reductions	(628)	16,004
Net investment income		5,901
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(20,357)
Foreign currency transactions	(186)
Futures contracts	(2,032)	(22,575)
Change in net unrealized appreciation (depreciation) on:
Investment securities	36,391
Assets and liabilities in foreign currencies	(5)
Futures contracts	3,423	39,809
Net gain (loss)		17,234
Net increase (decrease) in net assets resulting from operations		$ 23,135

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ 5,901	$ (4,038)
Net realized gain (loss)	(22,575)	222,042
Change in net unrealized appreciation (depreciation)	39,809	79,230
Net increase (decrease) in net assets resulting from operations	23,135	297,234
Distributions to shareholders From net investment income	(569)	-
From net realized gain	(190,614)	(59,324)
Total distributions	(191,183)	(59,324)
Share transactions - net increase (decrease)	613,986	1,116,063
Total increase (decrease) in net assets	445,938	1,353,973
Net Assets
Beginning of period	2,087,219	733,246
End of period (including undistributed net investment income of $5,332 and $0, respectively)	$ 2,533,157	$ 2,087,219

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 22.36	$ 17.12	$ 13.71	$ 14.04	$ 11.70	$ 10.74
Income from Invest- ment Operations
Net investment income (loss) D	.09	.01	(.05)	(.05)	(.09)	(.01)
Net realized and unrealized gain (loss)	.21	6.63	3.92	1.17	2.64	.97
Total from investment operations	.30	6.64	3.87	1.12	2.55	.96
Less Distributions
From net investment income	(.04)	-	-	-	-	-
From net realized gain	(2.02)	(1.40)	(.46)	(1.45)	(.21)	-
Total distributions	(2.06)	(1.40)	(.46)	(1.45)	(.21)	-
Net asset value, end of period	$ 20.60	$ 22.36	$ 17.12	$ 13.71	$ 14.04	$ 11.70
Total Return B, C	1.30%	41.50%	29.17%	9.07%	22.24%	8.94%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 203	$ 134	$ 26	$ 11	$ 5	$ 1
Ratio of expenses to average net assets	1.15% A	1.14%	1.17%	1.30%	1.62% F	1.56% A, F
Ratio of expenses to average net assets after expense reductions	1.09% A, G	1.11% G	1.16% G	1.27% G	1.58% G	1.56% A
Ratio of net invest- ment income (loss) to average net assets	.86% A	.04%	(.33)%	(.36)%	(.71)%	(.33)% A
Portfolio turnover rate	163% A	251%	163%	139%	208%	101% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to November 30, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 22.49	$ 17.19	$ 13.75	$ 14.09	$ 11.70	$ 10.00
Income from Invest- ment Operations
Net investment income (loss) D	.07	(.04)	(.08)	(.07)	(.07)	(.03)
Net realized and unrealized gain (loss)	.22	6.69	3.94	1.17	2.64	1.73
Total from investment operations	.29	6.65	3.86	1.10	2.57	1.70
Less Distributions
From net realized gain	(2.00)	(1.35)	(.42)	(1.44)	(.18)	-
Net asset value, end of period	$ 20.78	$ 22.49	$ 17.19	$ 13.75	$ 14.09	$ 11.70
Total Return B, C	1.24%	41.26%	28.93%	8.87%	22.35%	17.00%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,458	$ 1,270	$ 505	$ 367	$ 327	$ 187
Ratio of expenses to average net assets	1.36% A	1.35%	1.39%	1.42%	1.48%	1.60% A
Ratio of expenses to average net assets after expense reductions	1.30% A, F	1.31% F	1.37% F	1.39% F	1.44% F	1.60% A
Ratio of net investment income (loss) to average net assets	.64% A	(.17)%	(.55)%	(.51)%	(.53)%	(.37)% A
Portfolio turnover rate	163% A	251%	163%	139%	208%	101% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period February 20, 1996 (commencement of sale of Class T shares) to November 30, 1996.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 22.06	$ 16.93	$ 13.58	$ 13.94	$ 11.61	$ 10.00
Income from Invest- ment Operations
Net investment income (loss) D	.01	(.15)	(.16)	(.14)	(.14)	(.10)
Net realized and unrealized gain (loss)	.21	6.58	3.90	1.17	2.62	1.71
Total from investment operations	.22	6.43	3.74	1.03	2.48	1.61
Less Distributions
From net realized gain	(1.93)	(1.30)	(.39)	(1.39)	(.15)	-
Net asset value, end of period	$ 20.35	$ 22.06	$ 16.93	$ 13.58	$ 13.94	$ 11.61
Total Return B, C	0.93%	40.45%	28.32%	8.38%	21.67%	16.10%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 507	$ 406	$ 117	$ 82	$ 59	$ 33
Ratio of expenses to average net assets	1.93% A	1.89%	1.91%	1.94%	2.03%	2.38% A
Ratio of expenses to average net assets after expense reductions	1.87% A, F	1.85% F	1.89% F	1.91% F	1.98% F	2.37% A, F
Ratio of net investment income (loss) to average net assets	.08% A	(.71)%	(1.07)%	(1.02)%	(1.08)%	(1.14)% A
Portfolio turnover rate	163% A	251%	163%	139%	208%	101% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period February 20, 1996 (commencement of sale of Class B shares) to November 30, 1996.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 22.08	$ 16.97	$ 13.64	$ 14.08	$ 14.16
Income from Investment Operations
Net investment income (loss) D	.01	(.15)	(.16)	(.15)	(.01)
Net realized and unrealized gain (loss)	.21	6.59	3.90	1.15	(.07)
Total from investment operations	.22	6.44	3.74	1.00	(.08)
Less Distributions
From net realized gain	(1.96)	(1.33)	(.41)	(1.44)	-
Net asset value, end of period	$ 20.34	$ 22.08	$ 16.97	$ 13.64	$ 14.08
Total Return B, C	0.92%	40.47%	28.24%	8.09%	(.56)%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 233	$ 187	$ 37	$ 13	$ 0
Ratio of expenses to average net assets	1.90% A	1.86%	1.91%	2.15% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.85% A, G	1.82% G	1.90% G	2.11% G	2.40% A, G
Ratio of net investment income (loss) to average net assets	.10% A	(.68)%	(1.07)%	(1.16)%	(1.07)% A
Portfolio turnover rate	163% A	251%	163%	139%	208%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 22.63	$ 17.28	$ 13.82	$ 14.12	$ 11.70	$ 10.00
Income from Invest- ment Operations
Net investment income (loss) D	.12	.08	(.00)	.01	.01	(.02)
Net realized and unrealized gain (loss)	.22	6.70	3.95	1.18	2.63	1.72
Total from investment operations	.34	6.78	3.95	1.19	2.64	1.70
Less Distributions
From net investment income	(.08)	-	-	-	-	-
From net realized gain	(2.02)	(1.43)	(.49)	(1.49)	(.22)	-
Total distributions	(2.10)	(1.43)	(.49)	(1.49)	(.22)	-
Net asset value, end of period	$ 20.87	$ 22.63	$ 17.28	$ 13.82	$ 14.12	$ 11.70
Total Return B, C	1.47%	42.01%	29.59%	9.60%	23.04%	17.00%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 132	$ 90	$ 49	$ 35	$ 31	$ 4
Ratio of expenses to average net assets	.81% A	.83%	.86%	.87%	.91%	1.50% A, F
Ratio of expenses to average net assets after expense reductions	.76% A, G	.79% G	.84% G	.84% G	.84% G	1.50% A
Ratio of net investment income (loss) to average net assets	1.19% A	.35%	(.02)%	.04%	.08%	(.27)% A
Portfolio turnover rate	163% A	251%	163%	139%	208%	101% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period February 20, 1996 (commencement of sale of Institutional Class shares) to November 30, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Mid Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, net operating losses, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares, except for the Institutional Class (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 212,000	$ 4,000
Class T	3,429,000	50,000
Class B	2,245,000	1,688,000
Class C	1,043,000	516,000
	$ 6,929,000	$ 2,258,000

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 474,000	$ 221,000
Class T	558,000	190,000
Class B	412,000	412,000*
Class C	52,000	52,000*
	$ 1,496,000	$ 875,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 220,000	.27*
Class T	1,510,000	.23*
Class B	610,000	.28*
Class C	249,000	.25*
Institutional Class	100,000	.19*
	$ 2,689,000

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of fund's schedule of investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $626,000 of the fund's expenses. In addition through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction

Class A	$ 2,000

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Six months ended May 31, 2001	Year ended November 30, 2000
Amounts in thousands
From net investment income
Class A	$ 246	$ -
Institutional Class	323	-
Total	$ 569	$ -
From net realized gain
Class A	$ 12,612	$ 2,233
Class T	116,120	40,668
Class B	36,550	9,272
Class C	17,059	3,038
Institutional Class	8,273	4,113
Total	$ 190,614	$ 59,324
	$ 191,183	$ 59,324

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

Amounts in thousands	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000

Class A Shares sold	4,652	5,506	$ 95,212	$ 122,506
Reinvestment of distributions	585	128	12,189	2,167
Shares redeemed	(1,358)	(1,154)	(27,591)	(25,697)
Net increase (decrease)	3,879	4,480	$ 79,810	$ 98,976
Class T Shares sold	21,186	47,126	$ 441,248	$ 1,044,335
Reinvestment of distributions	5,225	2,247	109,935	38,422
Shares redeemed	(12,716)	(22,253)	(260,964)	(482,732)
Net increase (decrease)	13,695	27,120	$ 290,219	$ 600,025
Class B Shares sold	7,779	12,865	$ 157,300	$ 283,784
Reinvestment of distributions	1,567	487	32,372	8,217
Shares redeemed	(2,818)	(1,870)	(56,319)	(40,632)
Net increase (decrease)	6,528	11,482	$ 133,353	$ 251,369
Class C Shares sold	4,522	7,861	$ 91,679	$ 173,310
Reinvestment of distributions	723	163	14,930	2,754
Shares redeemed	(2,264)	(1,724)	(44,834)	(36,111)
Net increase (decrease)	2,981	6,300	$ 61,775	$ 139,953
Institutional Class Shares sold	3,392	2,942	$ 71,158	$ 66,821
Reinvestment of distributions	351	221	7,412	3,775
Shares redeemed	(1,397)	(2,009)	(29,741)	(44,856)
Net increase (decrease)	2,346	1,154	$ 48,829	$ 25,740

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

MC-SANN-0701 138745
1.704677.103

(Fidelity Investment logo)(registered trademark)

Fidelity Logo (Registered Trademark)

Fidelity® Advisor

Mid Cap

Fund - Institutional Class

Semiannual Report

May 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the last six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Mid Cap Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past five years and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity® Adv Mid Cap - Inst CL	1.47%	13.34%	161.67%	194.64%
S&P® MidCap 400	9.13%	10.92%	131.45%	147.63%
Mid-Cap Funds Average	0.31%	-3.16%	82.46%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's ® MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 560 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Mid Cap - Inst CL	13.34%	21.21%	22.72%
S&P MidCap 400	10.92%	18.27%	18.74%
Mid-Cap Funds Average	-3.16%	12.28%	n/a*

Average annual returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

* Not available

Semiannual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Mid Cap Fund - Institutional Class on February 20, 1996, when the fund started. As the chart shows, by May 31, 2001, the value of the investment would have grown to $29,464 - a 194.64% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,763 - a 147.63% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper mid-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of May 31, 2001, the six month, one year and five year cumulative total returns for the mid-cap core funds average were, 7.89%, 6.65% and 93.50%, respectively; and the one year and five year average annual total returns were, 6.65% and 13.69%, respectively. The six month, one year and five year cumulative total returns for the mid-cap supergroup average were, 2.27%, -1.68% and 79.85%, respectively; and the one year and five year average annual total returns were, -1.68% and 11.58%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
Note to shareholders: The following is an interview with Peter Saperstone, who became Portfolio Manager of Fidelity Advisor Mid Cap Fund on June 13, 2001, after the end of the period covered by this report.

Q. How did the fund perform, Peter?

A. For the six-month period that ended on May 31, 2001, the fund's Institutional Class shares had a total return of 1.47%, while the Standard & Poor's ® MidCap 400 Index returned 9.13% and the mid-cap funds average monitored by Lipper Inc. was up 0.31%. For the 12-month period that ended on May 31, 2000, the fund's Institutional Class shares returned 13.34%. During the same 12 months, the S&P® MidCap index returned 10.92%, while the mid-cap funds average return was down 3.16%.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What were the principal factors affecting performance during the six-month period?

A. The fund was significantly underweighted in technology stocks throughout the period, while overweighting financial stocks, especially government-sponsored enterprises. Technology stocks were de-emphasized because of concerns about their high valuations at a time of slowing growth among Internet and telecommunications companies. As demand in both the Internet and wireless telecommunications industries plateaued, companies found themselves saddled with overbuilt equipment inventories. On May 31, information technology stocks accounted for just 4.6% of the fund's net assets, versus a 17.5% weighting in the benchmark S&P MidCap index. During the first four months of the period, this underweighting helped the fund's relative performance, especially when compared to its mutual fund peers, many of which had large tech positions. However, the de-emphasis hurt performance relative to that of the S&P® index during April and May when technology stocks rallied. The fund did invest in biotech companies as a hedge to the underweighting of technology. Their stocks went down with technology stocks, but failed to recover with tech late in the period.

Q. The three largest positions at the end of the period were all government-sponsored financial enterprises. What was the fund's strategy with those investments?

A. The fund invested in Fannie Mae and Freddie Mac, which are involved in home mortgages, and USA Education - formerly Sallie Mae - which deals with student loans, primarily as a defensive strategy. These stocks normally would benefit from declining interest rates, but they are not as vulnerable as banks to credit quality issues if economic growth slowed significantly. While these stocks did relatively well, their performance did not make up for the performance lost by the underweighting in technology. Even though the Federal Reserve Board moved aggressively to lower short-term interest rates, long-term rates did not move down significantly during the period. This held back the gains achieved by interest-rate sensitive stocks.

Q. What specific investments helped the fund's returns?

A. Freddie Mac was a positive contributor to performance. Several consumer staples investments, especially tobacco stocks, helped. RJ Reynolds and Philip Morris, in particular, benefited from an easing of the threat of tobacco litigation. The impending spin-off of the Kraft Foods division also helped lift Philip Morris.

Q. What investments detracted from performance?

A. The principal negative factor was the underweighting of technology during April and May. Among individual stocks, Sepracor was a significant disappointment. This biotech company has been involved in research to develop solutions to ameliorate the side effects of several major drugs. However, major pharmaceutical companies backed away from earlier expressions of interest in Sepracor's products, and its stock price fell. Another poor performer was Pegasus, a satellite television company. The fund's investment in this company was based partly on the perception that it was a potential acquisition target. Consolidation in the direct TV industry has been slower than anticipated, though, and the stock failed to live up to expectations.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook, Peter?

A. While the broad market outlook might not be that strong, I believe there are plenty of ideas in the mid-cap area. On the positive side, I see many opportunities in health care, energy, media, airlines, hotels and some commodity cyclicals such as paper and aluminum. Stock valuations appear more reasonable in these industries, where there hasn't been heavy investment that could result in a supply-demand imbalance. On the negative side, I think valuations in many industries have risen based on overly optimistic expectations of recoveries in either corporate profits or economic growth in the second half of 2001. I would include technology, telecommunications and some consumer cyclicals, such as retail. I believe these industries are likely to have less of a second-half earnings pickup than many investors anticipated.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term growth of capital by investing mainly in equity securities of companies with medium-sized capitalizations

Start date: February 20, 1996

Size: as of May 31, 2001, more than $2.5 billion

Manager: Peter Saperstone, since June 2001; joined Fidelity in 1995

3

Peter Saperstone on excess capacity in some industries:

"Capacity is a general term. It could refer to physical equipment, such as in the telecommunications industry where too much has been invested in building fiber-optic networks, or it could refer to human and financial resources, as in finance, where too many bankers are chasing too little business.

"I'm focusing on industries where there has been no capacity growth and stock valuations haven't risen in anticipation of a significant revival in demand. Some industries have invested in too much capacity and may have relatively little pricing power or ability to raise prices.

"Given my expectation that the economic recovery this year will be less than many investors expect, I like industries where there's limited supply growth and attractive valuations. Examples include airlines, hotels, office supply retailers and athletic retailers within consumer cyclicals; aluminum and paper within commodity cyclicals; and the entire energy sector. On the negative side, I'm avoiding sectors where I believe there is overcapacity, such as technology, telecommunications and finance."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Freddie Mac	4.0	2.9
Fannie Mae	2.1	1.1
USA Education, Inc.	1.9	0.3
Newmont Mining Corp.	1.3	0.2
IDEC Pharmaceuticals Corp.	1.2	0.7
AMBAC Financial Group, Inc.	1.2	0.8
RJ Reynolds Tobacco Holdings, Inc.	1.0	0.5
Fidelity National Financial, Inc.	0.9	0.0
Philip Morris Companies, Inc.	0.9	0.4
Genzyme Corp. - General Division	0.9	1.1
	15.4
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.0	13.1
Health Care	13.5	22.4
Materials	10.6	6.5
Consumer Staples	9.3	7.5
Industrials	7.0	9.0
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 81.7%		Stocks and Equity Futures 84.9%
	Bonds 3.5%		Bonds 0.0%
	Short-Term Investments and Net Other Assets 14.8%		Short-Term Investments and Net Other Assets 15.1%
* Foreign investments	7.2%	** Foreign investments	4.7%

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 81.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.4%
Superior Industries International, Inc.	97,800	$ 3,867
TRW, Inc.	166,000	7,198
		11,065
Automobiles - 0.2%
DaimlerChrysler AG (Reg.)	93,000	4,282
Distributors - 0.0%
Brightpoint, Inc. (a)	72,300	257
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc. (a)	201,300	4,942
Darden Restaurants, Inc.	107,800	3,008
International Game Technology (a)	98,000	6,022
Jack in the Box, Inc. (a)	96,785	2,483
Tricon Global Restaurants, Inc. (a)	162,800	7,440
Wendy's International, Inc.	218,200	5,379
		29,274
Household Durables - 0.5%
Centex Corp.	42,800	1,596
Ethan Allen Interiors, Inc.	103,100	3,785
Furniture Brands International, Inc. (a)	98,600	2,240
M.D.C. Holdings, Inc.	83,800	2,642
Mohawk Industries, Inc. (a)	48,300	1,547
		11,810
Leisure Equipment & Products - 0.2%
Mattel, Inc.	259,600	4,621
Media - 0.3%
Chris-Craft Industries, Inc. (a)	24,100	1,675
Pegasus Communications Corp. (a)	172,400	3,689
Scholastic Corp. (a)	60,272	2,408
		7,772
Multiline Retail - 0.5%
Big Lots, Inc. (a)	149,600	1,942
Costco Wholesale Corp. (a)	50,500	1,965
Kmart Corp. (a)	794,800	8,965
		12,872
Specialty Retail - 1.3%
Abercrombie & Fitch Co. Class A (a)	94,500	3,896
AutoNation, Inc.	885,700	10,318
AutoZone, Inc. (a)	194,400	6,429
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
O'Reilly Automotive, Inc. (a)	140,500	$ 3,542
Pier 1 Imports, Inc.	657,600	7,727
		31,912
Textiles & Apparel - 0.6%
Jones Apparel Group, Inc. (a)	157,700	6,970
Liz Claiborne, Inc.	45,120	2,336
Reebok International Ltd. (a)	221,650	6,392
		15,698
TOTAL CONSUMER DISCRETIONARY		129,563
CONSUMER STAPLES - 9.3%
Beverages - 0.7%
Pepsi Bottling Group, Inc.	224,600	9,779
PepsiCo, Inc.	163,300	7,309
		17,088
Food & Drug Retailing - 2.7%
CVS Corp.	60,200	3,305
Delhaize Freres & Compagnie Le Lion SA sponsored ADR	128,000	7,222
Fleming Companies, Inc.	302,700	9,617
George Weston Ltd.	107,150	6,095
Kroger Co. (a)	320,300	7,988
Performance Food Group Co. (a)	190,900	4,900
Rite Aid Corp. (a)	516,900	4,326
Safeway, Inc. (a)	104,500	5,293
Sysco Corp.	559,000	16,619
Walgreen Co.	99,500	3,999
		69,364
Food Products - 3.0%
Archer-Daniels-Midland Co.	708,900	9,570
Earthgrains Co.	439,740	11,411
Flowers Foods, Inc. (a)	205,966	6,560
H.J. Heinz Co.	99,500	4,309
Hershey Foods Corp.	217,200	13,171
Hormel Foods Corp.	87,300	2,059
IBP, Inc.	160,000	3,008
McCormick & Co., Inc. (non-vtg.)	223,000	9,009
Nestle SA (Reg.)	3,960	8,188
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - continued
Smithfield Foods, Inc. (a)	58,400	$ 2,129
Wm. Wrigley Jr. Co.	124,600	5,985
		75,399
Household Products - 0.3%
Kimberly-Clark Corp.	141,000	8,523
Personal Products - 0.6%
Alberto-Culver Co. Class B	257,620	10,884
Carter-Wallace, Inc.	164,200	3,144
		14,028
Tobacco - 2.0%
DIMON, Inc.	167,100	1,863
Philip Morris Companies, Inc.	465,400	23,926
RJ Reynolds Tobacco Holdings, Inc.	418,000	24,863
		50,652
TOTAL CONSUMER STAPLES		235,054
ENERGY - 4.6%
Energy Equipment & Services - 1.7%
BJ Services Co. (a)	56,400	4,230
Cooper Cameron Corp. (a)	71,900	4,981
ENSCO International, Inc.	121,300	3,907
Global Marine, Inc. (a)	262,300	6,728
Pride International, Inc. (a)	56,300	1,499
Smith International, Inc. (a)	37,000	2,875
Tidewater, Inc.	105,700	4,958
Transocean Sedco Forex, Inc.	55,600	2,972
Varco International, Inc. (a)	177,496	4,276
Weatherford International, Inc. (a)	100,500	5,665
		42,091
Oil & Gas - 2.9%
Apache Corp.	41,600	2,477
Ashland, Inc.	21,900	909
Burlington Resources, Inc.	64,800	3,169
Conoco, Inc. Class B	438,300	13,675
Devon Energy Corp.	32,328	1,882
EOG Resources, Inc.	144,500	6,487
Equitable Resources, Inc.	114,500	8,496
Noble Affiliates, Inc.	46,000	1,909
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Occidental Petroleum Corp.	227,700	$ 6,824
Texaco, Inc.	51,800	3,699
Tosco Corp.	367,200	18,338
USX - Marathon Group	173,800	5,622
		73,487
TOTAL ENERGY		115,578
FINANCIALS - 21.0%
Banks - 1.8%
Commerce Bancorp, Inc.	89,670	6,151
Dime Bancorp, Inc.	356,710	12,592
Greenpoint Financial Corp.	141,200	5,364
Investors Financial Services Corp.	50,900	3,315
Mercantile Bankshares Corp.	76,900	2,996
North Fork Bancorp, Inc.	350,800	10,012
SouthTrust Corp.	120,700	3,014
Washington Mutual, Inc.	56,400	2,009
		45,453
Diversified Financials - 9.9%
AMBAC Financial Group, Inc.	529,350	29,670
Countrywide Credit Industries, Inc.	334,996	12,974
Fannie Mae	632,700	52,160
Federated Investors, Inc. Class B (non-vtg.)	188,100	5,634
Freddie Mac	1,550,100	102,623
Student Loan Corp.	4,700	314
USA Education, Inc.	693,140	48,596
		251,971
Insurance - 9.1%
ACE Ltd.	384,500	14,899
AFLAC, Inc.	53,900	1,748
Allmerica Financial Corp.	24,800	1,355
Allstate Corp.	253,700	11,422
American Financial Group, Inc.	121,900	3,424
American International Group, Inc.	136,000	11,016
Arthur J. Gallagher & Co.	126,300	3,473
Berkshire Hathaway, Inc.:
Class A (a)	280	19,236
Class B (a)	6,037	13,716
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	130,500	$ 8,861
Fidelity National Financial, Inc.	1,051,990	23,985
First American Corp.	878,200	17,986
Hartford Financial Services Group, Inc.	24,500	1,659
Hilb, Rogal & Hamilton Co.	50,000	2,108
Leucadia National Corp.	31,300	1,042
Loews Corp.	143,200	9,879
Markel Corp. (a)	15,900	3,112
MBIA, Inc.	331,950	17,510
Mercury General Corp.	121,200	4,436
MetLife, Inc.	266,200	8,478
PartnerRe Ltd.	75,500	4,043
Progressive Corp.	52,700	6,906
Protective Life Corp.	203,400	6,698
RenaissanceRe Holdings Ltd.	35,100	2,410
SAFECO Corp.	73,400	2,062
The Chubb Corp.	149,500	11,265
The St. Paul Companies, Inc.	72,900	3,689
Unitrin, Inc.	11,700	456
UnumProvident Corp.	78,900	2,557
XL Capital Ltd. Class A	135,600	10,780
		230,211
Real Estate - 0.2%
United Dominion Realty Trust, Inc.	290,000	3,816
TOTAL FINANCIALS		531,451
HEALTH CARE - 13.5%
Biotechnology - 4.0%
Chiron Corp. (a)	35,200	1,815
CV Therapeutics, Inc. (a)	37,825	1,779
Enzon, Inc. (a)	27,300	1,911
Genzyme Corp. - General Division (a)	209,977	22,455
Gilead Sciences, Inc. (a)	220,000	11,385
IDEC Pharmaceuticals Corp. (a)	485,580	29,912
ImClone Systems, Inc. (a)	241,600	11,995
Millennium Pharmaceuticals, Inc. (a)	272,774	10,412
Sepracor, Inc. (a)	111,000	3,699
Techne Corp. (a)	89,300	2,948
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
Transkaryotic Therapies, Inc. (a)	121,700	$ 3,155
Vertex Pharmaceuticals, Inc. (a)	26,400	1,160
		102,626
Health Care Equipment & Supplies - 2.2%
Apogent Technologies, Inc.	156,800	3,817
Becton, Dickinson & Co.	148,600	5,101
Biomet, Inc.	163,800	7,317
Guidant Corp. (a)	1,100	41
Hillenbrand Industries, Inc.	180,300	9,298
Invacare Corp.	126,700	4,701
Novoste Corp. (a)	203,600	4,215
St. Jude Medical, Inc. (a)	275,400	16,943
Stryker Corp.	30,700	1,764
Varian Medical Systems, Inc. (a)	38,300	2,777
		55,974
Health Care Providers & Services - 5.1%
AmeriPath, Inc. (a)	227,300	5,798
AmeriSource Health Corp. Class A (a)	144,900	8,362
Andrx Group (a)	55,700	3,770
Apria Healthcare Group, Inc. (a)	103,500	2,650
Cardinal Health, Inc.	107,243	7,720
Caremark Rx, Inc. (a)	195,850	3,188
CIGNA Corp.	115,650	10,925
Express Scripts, Inc. (a)	35,120	3,390
First Health Group Corp. (a)	77,600	3,896
HCA - The Healthcare Co.	265,500	10,710
Health Management Associates, Inc. Class A (a)	606,700	10,775
HealthSouth Corp. (a)	331,300	4,208
LifePoint Hospitals, Inc. (a)	164,700	5,501
Lincare Holdings, Inc. (a)	109,400	6,350
Manor Care, Inc. (a)	176,900	4,378
McKesson HBOC, Inc.	122,900	4,249
Oxford Health Plans, Inc. (a)	326,700	8,965
Priority Healthcare Corp. Class B (a)	87,000	3,008
Quest Diagnostics, Inc. (a)	28,100	3,473
Tenet Healthcare Corp. (a)	230,800	10,499
Triad Hospitals, Inc. (a)	59,674	1,474
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	62,500	$ 3,594
Wellpoint Health Networks, Inc. (a)	20,800	1,805
		128,688
Pharmaceuticals - 2.2%
Barr Laboratories, Inc. (a)	61,700	4,397
Biovail Corp. (a)	176,500	6,924
IVAX Corp. (a)	339,075	11,427
King Pharmaceuticals, Inc. (a)	280,100	14,167
Mylan Laboratories, Inc.	86,700	2,758
PRAECIS Pharmaceuticals, Inc. (a)	97,730	2,394
Teva Pharmaceutical Industries Ltd. sponsored ADR	233,400	13,481
		55,548
TOTAL HEALTH CARE		342,836
INDUSTRIALS - 7.0%
Aerospace & Defense - 0.2%
L-3 Communications Holdings, Inc. (a)	58,500	5,177
Raytheon Co.	5,000	149
		5,326
Air Freight & Couriers - 0.4%
Expeditors International of Washington, Inc.	84,970	5,471
Forward Air Corp. (a)	57,850	1,764
United Parcel Service, Inc. Class B	33,900	2,015
		9,250
Building Products - 1.0%
American Standard Companies, Inc. (a)	281,000	18,723
Masco Corp.	46,100	1,077
York International Corp.	174,100	6,137
		25,937
Commercial Services & Supplies - 2.2%
Avery Dennison Corp.	91,500	5,351
ChoicePoint, Inc.	248,100	9,552
Concord EFS, Inc. (a)	173,440	8,793
DST Systems, Inc. (a)	63,700	3,386
Ecolab, Inc.	120,350	4,920
Fiserv, Inc. (a)	118,800	6,547
National Processing, Inc. (a)	88,600	2,166
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Per-Se Technologies, Inc. warrants 7/8/03 (a)	1,287	$ 0
The BISYS Group, Inc. (a)	268,800	13,741
		54,456
Construction & Engineering - 0.3%
Fluor Corp.	65,800	3,837
Granite Construction, Inc.	86,600	2,360
		6,197
Machinery - 0.7%
Danaher Corp.	85,900	5,410
Flowserve Corp. (a)	241,500	7,252
Parker-Hannifin Corp.	88,000	4,251
Tennant Co.	47,000	1,933
		18,846
Marine - 0.1%
Teekay Shipping Corp.	68,100	3,405
Road & Rail - 2.1%
Burlington Northern Santa Fe Corp.	77,300	2,402
C.H. Robinson Worldwide, Inc.	109,440	3,267
Canadian National Railway Co.	351,790	14,103
CSX Corp.	433,400	16,122
GATX Corp.	27,800	1,120
Landstar System, Inc. (a)	50,100	3,327
Norfolk Southern Corp.	172,810	3,831
Union Pacific Corp.	154,980	8,911
		53,083
TOTAL INDUSTRIALS		176,500
INFORMATION TECHNOLOGY - 4.6%
Communications Equipment - 0.2%
Finisar Corp. (a)	102,800	1,547
Polycom, Inc. (a)	90,500	2,244
Tellium, Inc.	3,500	93
		3,884
Computers & Peripherals - 0.0%
Quantum Corp. - DLT & Storage Systems Group (a)	100,200	1,201
Electronic Equipment & Instruments - 1.6%
Avnet, Inc.	115,800	2,853
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Diebold, Inc.	170,800	$ 5,223
Kopin Corp. (a)	79,000	748
Mettler-Toledo International, Inc. (a)	327,700	14,714
PerkinElmer, Inc.	4,300	297
Thermo Electron Corp. (a)	69,500	1,940
Waters Corp. (a)	312,500	15,525
		41,300
Internet Software & Services - 0.1%
Homestore.com, Inc. (a)	98,000	2,788
IT Consulting & Services - 1.6%
Affiliated Computer Services, Inc. Class A (a)	294,100	21,249
SunGard Data Systems, Inc. (a)	312,300	18,576
		39,825
Semiconductor Equipment & Products - 0.2%
Atmel Corp. (a)	192,100	2,132
MIPS Technologies, Inc.:
Class A (a)	66,700	1,186
Class B (a)	1,900	31
RF Micro Devices, Inc. (a)	88,700	2,313
TriQuint Semiconductor, Inc. (a)	31,900	563
		6,225
Software - 0.9%
Cadence Design Systems, Inc. (a)	301,600	6,379
Electronic Arts, Inc. (a)	177,600	10,459
Inktomi Corp. (a)	425,200	4,252
Numerical Technologies, Inc. (a)	21,500	417
		21,507
TOTAL INFORMATION TECHNOLOGY		116,730
MATERIALS - 10.6%
Chemicals - 3.0%
Agrium, Inc.	1,057,100	12,644
Engelhard Corp.	80,800	2,243
Georgia Gulf Corp.	295,300	5,301
IMC Global, Inc.	558,300	6,192
Lyondell Chemical Co.	72,120	1,194
Olin Corp.	128,200	2,411
OM Group, Inc.	57,700	3,577
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan	248,410	$ 15,212
Praxair, Inc.	142,500	7,166
Sigma Aldrich Corp.	422,900	20,138
		76,078
Containers & Packaging - 1.3%
Ball Corp.	39,100	1,857
Ivex Packaging Corp. (a)	47,500	732
Packaging Corp. of America (a)	304,600	4,874
Pactiv Corp. (a)	789,200	10,852
Sealed Air Corp. (a)	258,500	10,730
Smurfit-Stone Container Corp. (a)	192,600	2,883
		31,928
Metals & Mining - 5.1%
Agnico-Eagle Mines Ltd.	376,900	2,952
Alcan, Inc.	186,300	8,338
Allegheny Technologies, Inc.	246,390	5,085
Antofagasta Holdings PLC	153,000	1,131
Arch Coal, Inc.	97,100	2,996
Barrick Gold Corp.	1,109,840	18,253
Century Aluminum Co.	31,200	618
CONSOL Energy, Inc.	126,700	3,852
Falconbridge Ltd.	350,600	4,371
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	300,500	4,709
Kaiser Aluminum Corp. (a)	11,800	49
Meridian Gold, Inc. (a)	761,650	5,570
Newmont Mining Corp.	1,589,720	32,573
Outokumpu Oyj (A Shares)	517,900	4,600
Phelps Dodge Corp.	160,600	7,259
Placer Dome, Inc.	1,448,200	15,308
Stillwater Mining Co. (a)	382,700	12,170
		129,834
Paper & Forest Products - 1.2%
Bowater, Inc.	95,100	4,584
Georgia-Pacific Corp.	187,680	6,653
International Paper Co.	234,500	8,970
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - continued
Mead Corp.	95,600	$ 2,772
Weyerhaeuser Co.	137,700	7,878
		30,857
TOTAL MATERIALS		268,697
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
CenturyTel, Inc.	478,400	13,606
Citizens Communications Co. (a)	217,400	3,231
SBC Communications, Inc.	102,800	4,426
TeraBeam Networks (b)	4,400	4
		21,267
Wireless Telecommunication Services - 0.2%
Boston Communications Group, Inc. (a)	18,500	222
Metro One Telecommunications, Inc. (a)	53,000	2,386
Western Wireless Corp. Class A (a)	25,050	999
		3,607
TOTAL TELECOMMUNICATION SERVICES		24,874
UTILITIES - 5.0%
Electric Utilities - 3.8%
AES Corp. (a)	111,431	5,059
Allegheny Energy, Inc.	176,400	9,384
Alliant Energy Corp.	73,000	2,245
Ameren Corp.	185,800	8,287
American Electric Power Co., Inc.	234,300	11,762
DPL, Inc.	283,900	8,176
Duke Energy Corp.	118,500	5,418
Exelon Corp.	109,900	7,453
Mirant Corp.	80,277	3,155
NSTAR Companies	101,400	4,286
Public Service Enterprise Group, Inc.	98,200	5,048
Reliant Energy, Inc.	119,200	5,493
Southern Co.	403,600	9,501
TXU Corp.	106,300	5,245
Xcel Energy, Inc.	211,700	6,415
		96,927
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Gas Utilities - 0.7%
Kinder Morgan, Inc.	148,500	$ 8,205
NiSource, Inc.	235,574	7,373
Sempra Energy	89,300	2,438
		18,016
Multi-Utilities - 0.5%
SCANA Corp.	177,600	5,097
Utilicorp United, Inc.	184,733	6,663
		11,760
TOTAL UTILITIES		126,703
TOTAL COMMON STOCKS (Cost $1,823,169)		2,067,986
Convertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Diversified Financials - 0.0%
Mirant Trust I Series A, $3.12 (Cost $420)	8,400	684
U.S. Treasury Obligations - 3.5%
Moody's Ratings (unaudited)		Principal Amount (000s)
U.S. Treasury Bonds:
5.25% 11/15/28	Aaa	$ 13,800	12,556
5.25% 2/15/29	Aaa	16,800	15,304
5.5% 8/15/28	Aaa	15,100	14,248
6.125% 8/15/29	Aaa	14,200	14,653
6.25% 5/15/30	Aaa	12,000	12,669
U.S. Treasury Notes:
5.75% 8/15/10	Aaa	2,900	2,963
6.5% 2/15/10	Aaa	14,700	15,784
TOTAL U.S. TREASURY OBLIGATIONS (Cost $92,596)			88,177
Cash Equivalents - 16.1%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 4.04%, dated 5/31/01 due 6/1/01	$ 2,175	$ 2,175
	Shares
Fidelity Cash Central Fund, 4.23% (c)	376,591,382	376,591
Fidelity Securities Lending Cash Central Fund, 4.04% (c)	29,575,460	29,575
TOTAL CASH EQUIVALENTS (Cost $408,341)		408,341
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $2,324,526)		2,565,188
NET OTHER ASSETS - (1.3)%		(32,031)
NET ASSETS - 100%		$ 2,533,157
Legend
(a) Non-income producing
(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
TeraBeam Networks	4/7/00	$ 17
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $1,978,470,000 and $1,566,598,000, respectively, of which long-term U.S. government and government agency obligations aggregated $98,441,000 and $5,930,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $70,895,000 and $116,435,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $69,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,000 or 0.0% of net assets.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $2,329,550,000. Net unrealized appreciation aggregated $235,638,000, of which $295,478,000 related to appreciated investment securities and $59,840,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $27,841 and repurchase agreements of $2,175) (cost $2,324,526) - See accompanying schedule		$ 2,565,188
Cash		1
Receivable for investments sold		8,066
Receivable for fund shares sold		10,317
Dividends receivable		2,252
Interest receivable		2,655
Other receivables		25
Total assets		2,588,504
Liabilities
Payable for investments purchased	$ 16,768
Payable for fund shares redeemed	5,956
Accrued management fee	1,182
Distribution fees payable	1,223
Other payables and accrued expenses	643
Collateral on securities loaned, at value	29,575
Total liabilities		55,347
Net Assets		$ 2,533,157
Net Assets consist of:
Paid in capital		$ 2,324,452
Undistributed net investment income		5,332
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(37,287)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		240,660
Net Assets		$ 2,533,157

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amount)	May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($203,242 ÷ 9,868 shares)	$20.60
Maximum offering price per share (100/94.25 of $20.60)	$21.86
Class T: Net Asset Value and redemption price per share ($1,457,743 ÷ 70,164 shares)	$20.78
Maximum offering price per share (100/96.50 of $20.78)	$21.53
Class B: Net Asset Value and offering price per share ($507,347 ÷ 24,935 shares) A	$20.35
Class C: Net Asset Value and offering price per share ($232,598 ÷ 11,438 shares) A	$20.34
Institutional Class: Net Asset Value, offering price and redemption price per share ($132,227 ÷ 6,336 shares)	$20.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 10,431
Interest		11,374
Security lending		100
Total income		21,905
Expenses
Management fee	$ 6,603
Transfer agent fees	2,689
Distribution fees	6,929
Accounting and security lending fees	233
Non-interested trustees' compensation	4
Custodian fees and expenses	59
Registration fees	80
Audit	25
Legal	6
Miscellaneous	4
Total expenses before reductions	16,632
Expense reductions	(628)	16,004
Net investment income		5,901
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(20,357)
Foreign currency transactions	(186)
Futures contracts	(2,032)	(22,575)
Change in net unrealized appreciation (depreciation) on:
Investment securities	36,391
Assets and liabilities in foreign currencies	(5)
Futures contracts	3,423	39,809
Net gain (loss)		17,234
Net increase (decrease) in net assets resulting from operations		$ 23,135

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ 5,901	$ (4,038)
Net realized gain (loss)	(22,575)	222,042
Change in net unrealized appreciation (depreciation)	39,809	79,230
Net increase (decrease) in net assets resulting from operations	23,135	297,234
Distributions to shareholders From net investment income	(569)	-
From net realized gain	(190,614)	(59,324)
Total distributions	(191,183)	(59,324)
Share transactions - net increase (decrease)	613,986	1,116,063
Total increase (decrease) in net assets	445,938	1,353,973
Net Assets
Beginning of period	2,087,219	733,246
End of period (including undistributed net investment income of $5,332 and $0, respectively)	$ 2,533,157	$ 2,087,219
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 22.36	$ 17.12	$ 13.71	$ 14.04	$ 11.70	$ 10.74
Income from Invest- ment Operations
Net investment income (loss) D	.09	.01	(.05)	(.05)	(.09)	(.01)
Net realized and unrealized gain (loss)	.21	6.63	3.92	1.17	2.64	.97
Total from investment operations	.30	6.64	3.87	1.12	2.55	.96
Less Distributions
From net investment income	(.04)	-	-	-	-	-
From net realized gain	(2.02)	(1.40)	(.46)	(1.45)	(.21)	-
Total distributions	(2.06)	(1.40)	(.46)	(1.45)	(.21)	-
Net asset value, end of period	$ 20.60	$ 22.36	$ 17.12	$ 13.71	$ 14.04	$ 11.70
Total Return B, C	1.30%	41.50%	29.17%	9.07%	22.24%	8.94%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 203	$ 134	$ 26	$ 11	$ 5	$ 1
Ratio of expenses to average net assets	1.15% A	1.14%	1.17%	1.30%	1.62% F	1.56% A, F
Ratio of expenses to average net assets after expense reductions	1.09% A, G	1.11% G	1.16% G	1.27% G	1.58% G	1.56% A
Ratio of net invest- ment income (loss) to average net assets	.86% A	.04%	(.33)%	(.36)%	(.71)%	(.33)% A
Portfolio turnover rate	163% A	251%	163%	139%	208%	101% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to November 30, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 22.49	$ 17.19	$ 13.75	$ 14.09	$ 11.70	$ 10.00
Income from Invest- ment Operations
Net investment income (loss) D	.07	(.04)	(.08)	(.07)	(.07)	(.03)
Net realized and unrealized gain (loss)	.22	6.69	3.94	1.17	2.64	1.73
Total from investment operations	.29	6.65	3.86	1.10	2.57	1.70
Less Distributions
From net realized gain	(2.00)	(1.35)	(.42)	(1.44)	(.18)	-
Net asset value, end of period	$ 20.78	$ 22.49	$ 17.19	$ 13.75	$ 14.09	$ 11.70
Total Return B, C	1.24%	41.26%	28.93%	8.87%	22.35%	17.00%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,458	$ 1,270	$ 505	$ 367	$ 327	$ 187
Ratio of expenses to average net assets	1.36% A	1.35%	1.39%	1.42%	1.48%	1.60% A
Ratio of expenses to average net assets after expense reductions	1.30% A, F	1.31% F	1.37% F	1.39% F	1.44% F	1.60% A
Ratio of net investment income (loss) to average net assets	.64% A	(.17)%	(.55)%	(.51)%	(.53)%	(.37)% A
Portfolio turnover rate	163% A	251%	163%	139%	208%	101% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period February 20, 1996 (commencement of sale of Class T shares) to November 30, 1996.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 22.06	$ 16.93	$ 13.58	$ 13.94	$ 11.61	$ 10.00
Income from Invest- ment Operations
Net investment income (loss) D	.01	(.15)	(.16)	(.14)	(.14)	(.10)
Net realized and unrealized gain (loss)	.21	6.58	3.90	1.17	2.62	1.71
Total from investment operations	.22	6.43	3.74	1.03	2.48	1.61
Less Distributions
From net realized gain	(1.93)	(1.30)	(.39)	(1.39)	(.15)	-
Net asset value, end of period	$ 20.35	$ 22.06	$ 16.93	$ 13.58	$ 13.94	$ 11.61
Total Return B, C	0.93%	40.45%	28.32%	8.38%	21.67%	16.10%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 507	$ 406	$ 117	$ 82	$ 59	$ 33
Ratio of expenses to average net assets	1.93% A	1.89%	1.91%	1.94%	2.03%	2.38% A
Ratio of expenses to average net assets after expense reductions	1.87% A, F	1.85% F	1.89% F	1.91% F	1.98% F	2.37% A, F
Ratio of net investment income (loss) to average net assets	.08% A	(.71)%	(1.07)%	(1.02)%	(1.08)%	(1.14)% A
Portfolio turnover rate	163% A	251%	163%	139%	208%	101% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period February 20, 1996 (commencement of sale of Class B shares) to November 30, 1996.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 22.08	$ 16.97	$ 13.64	$ 14.08	$ 14.16
Income from Investment Operations
Net investment income (loss) D	.01	(.15)	(.16)	(.15)	(.01)
Net realized and unrealized gain (loss)	.21	6.59	3.90	1.15	(.07)
Total from investment operations	.22	6.44	3.74	1.00	(.08)
Less Distributions
From net realized gain	(1.96)	(1.33)	(.41)	(1.44)	-
Net asset value, end of period	$ 20.34	$ 22.08	$ 16.97	$ 13.64	$ 14.08
Total Return B, C	0.92%	40.47%	28.24%	8.09%	(.56)%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 233	$ 187	$ 37	$ 13	$ 0
Ratio of expenses to average net assets	1.90% A	1.86%	1.91%	2.15% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.85% A, G	1.82% G	1.90% G	2.11% G	2.40% A, G
Ratio of net investment income (loss) to average net assets	.10% A	(.68)%	(1.07)%	(1.16)%	(1.07)% A
Portfolio turnover rate	163% A	251%	163%	139%	208%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to November 30, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 22.63	$ 17.28	$ 13.82	$ 14.12	$ 11.70	$ 10.00
Income from Invest- ment Operations
Net investment income (loss) D	.12	.08	(.00)	.01	.01	(.02)
Net realized and unrealized gain (loss)	.22	6.70	3.95	1.18	2.63	1.72
Total from investment operations	.34	6.78	3.95	1.19	2.64	1.70
Less Distributions
From net investment income	(.08)	-	-	-	-	-
From net realized gain	(2.02)	(1.43)	(.49)	(1.49)	(.22)	-
Total distributions	(2.10)	(1.43)	(.49)	(1.49)	(.22)	-
Net asset value, end of period	$ 20.87	$ 22.63	$ 17.28	$ 13.82	$ 14.12	$ 11.70
Total Return B, C	1.47%	42.01%	29.59%	9.60%	23.04%	17.00%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 132	$ 90	$ 49	$ 35	$ 31	$ 4
Ratio of expenses to average net assets	.81% A	.83%	.86%	.87%	.91%	1.50% A, F
Ratio of expenses to average net assets after expense reductions	.76% A, G	.79% G	.84% G	.84% G	.84% G	1.50% A
Ratio of net investment income (loss) to average net assets	1.19% A	.35%	(.02)%	.04%	.08%	(.27)% A
Portfolio turnover rate	163% A	251%	163%	139%	208%	101% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period February 20, 1996 (commencement of sale of Institutional Class shares) to November 30, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Mid Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, net operating losses, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares, except for the Institutional Class (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00%*
Class C	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 212,000	$ 4,000
Class T	3,429,000	50,000
Class B	2,245,000	1,688,000
Class C	1,043,000	516,000
	$ 6,929,000	$ 2,258,000

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 474,000	$ 221,000
Class T	558,000	190,000
Class B	412,000	412,000*
Class C	52,000	52,000*
	$ 1,496,000	$ 875,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 220,000	.27*
Class T	1,510,000	.23*
Class B	610,000	.28*
Class C	249,000	.25*
Institutional Class	100,000	.19*
	$ 2,689,000

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of fund's schedule of investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $626,000 of the fund's expenses. In addition through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction

Class A	$ 2,000

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Six months ended May 31, 2001	Year ended November 30, 2000
Amounts in thousands
From net investment income
Class A	$ 246	$ -
Institutional Class	323	-
Total	$ 569	$ -
From net realized gain
Class A	$ 12,612	$ 2,233
Class T	116,120	40,668
Class B	36,550	9,272
Class C	17,059	3,038
Institutional Class	8,273	4,113
Total	$ 190,614	$ 59,324
	$ 191,183	$ 59,324

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

Amounts in thousands	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000

Class A Shares sold	4,652	5,506	$ 95,212	$ 122,506
Reinvestment of distributions	585	128	12,189	2,167
Shares redeemed	(1,358)	(1,154)	(27,591)	(25,697)
Net increase (decrease)	3,879	4,480	$ 79,810	$ 98,976
Class T Shares sold	21,186	47,126	$ 441,248	$ 1,044,335
Reinvestment of distributions	5,225	2,247	109,935	38,422
Shares redeemed	(12,716)	(22,253)	(260,964)	(482,732)
Net increase (decrease)	13,695	27,120	$ 290,219	$ 600,025
Class B Shares sold	7,779	12,865	$ 157,300	$ 283,784
Reinvestment of distributions	1,567	487	32,372	8,217
Shares redeemed	(2,818)	(1,870)	(56,319)	(40,632)
Net increase (decrease)	6,528	11,482	$ 133,353	$ 251,369
Class C Shares sold	4,522	7,861	$ 91,679	$ 173,310
Reinvestment of distributions	723	163	14,930	2,754
Shares redeemed	(2,264)	(1,724)	(44,834)	(36,111)
Net increase (decrease)	2,981	6,300	$ 61,775	$ 139,953
Institutional Class Shares sold	3,392	2,942	$ 71,158	$ 66,821
Reinvestment of distributions	351	221	7,412	3,775
Shares redeemed	(1,397)	(2,009)	(29,741)	(44,856)
Net increase (decrease)	2,346	1,154	$ 48,829	$ 25,740

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

MCI-SANN-0701 138747
1.704678.103

(Fidelity Investment logo)(registered trademark)

Fidelity Logo (Registered Trademark)

Fidelity® Advisor

Value Strategies

Fund - Class A, Class T and Class B

Semiannual Report

May 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on stock market strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Value Strategies Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to September 3, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past five year and 10 year total returns would have been lower. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Value Strategies - CL A	25.91%	36.96%	102.52%	267.28%
Fidelity Adv Value Strategies - CL A (incl. 5.75% sales charge)	18.67%	29.09%	90.87%	246.16%
Russell Midcap® Value	13.89%	20.92%	96.81%	330.00%
Mid-Cap Funds Average	0.31%	-3.16%	82.46%	271.95%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Russell Midcap® Value Index - a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. corporations. To measure how Class A's performance stacked up against its peers, you can compare it to the mid cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 560 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Value Strategies - CL A	36.96%	15.16%	13.89%
Fidelity Adv Value Strategies - CL A (incl. 5.75% sales charge)	29.09%	13.80%	13.22%
Russell Midcap Value	20.92%	14.50%	15.70%
Mid-Cap Funds Average	-3.16%	12.28%	13.79%

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Value Strategies Fund - Class A on May 31, 1991, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have grown to $34,616 - a 246.16% increase on the initial investment. For comparison, look at how the Russell Midcap Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $43,000 - a 330.00% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper small-cap value funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of May 31, 2001, the six month, one year, five year and 10 year cumulative total returns for the small-cap value funds average were, 22.67%, 29.51%, 80.10% and 289.87%, respectively; and the one year, five year and 10 year average annual total returns were, 29.51%, 12.20% and 14.35%, respectively.

Semiannual Report

Fidelity Advisor Value Strategies Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class T shares bear a 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Value Strategies - CL T	25.74%	36.65%	102.14%	266.59%
Fidelity Adv Value Strategies - CL T (incl. 3.50% sales charge)	21.34%	31.87%	95.07%	253.76%
Russell Midcap Value	13.89%	20.92%	96.81%	330.00%
Mid-Cap Funds Average	0.31%	-3.16%	82.46%	271.95%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Russell Midcap Value Index - a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. corporations. To measure how Class T's performance stacked up against its peers, you can compare it to the mid cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 560 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization. These averages are listed on page 7 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Value Strategies - CL T	36.65%	15.11%	13.87%
Fidelity Adv Value Strategies - CL T (incl. 3.50% sales charge)	31.87%	14.30%	13.47%
Russell Midcap Value	20.92%	14.50%	15.70%
Mid-Cap Funds Average	-3.16%	12.28%	13.79%

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Value Strategies Fund - Class T on May 31, 1991, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 2001, the value of the investment would have grown to $35,376 - a 253.76% increase on the initial investment. For comparison, look at how the Russell Midcap Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $43,000 - a 330.00% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper small-cap value funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of May 31, 2001, the six month, one year, five year and 10 year cumulative total returns for the small-cap value funds average were, 22.67%, 29.51%, 80.10% and 289.87%, respectively; and the one year, five year and 10 year average annual total returns were, 29.51%, 12.20% and 14.35%, respectively.

Semiannual Report

Fidelity Advisor Value Strategies Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 1.00% 12b-1 fee that is reflected in returns after June 30, 1994. Returns prior to June 30, 1994 are those of Class T, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, one year, past five years and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

Semiannual Report

Fidelity Advisor Value Strategies Fund - Class B

Performance - continued

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Value Strategies - CL B	25.36%	35.90%	96.71%	253.76%
Fidelity Adv Value Strategies - CL B (incl. contingent deferred sales charge)	20.36%	30.90%	94.71%	253.76%
Russell Midcap Value	13.89%	20.92%	96.81%	330.00%
Mid-Cap Funds Average	0.31%	-3.16%	82.46%	271.95%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Russell Midcap Value Index - a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. corporations. To measure how Class B's performance stacked up against its peers, you can compare it to the mid cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 560 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization. These averages are listed on page 11 of this report.(dagger)

Semiannual Report

Fidelity Advisor Value Strategies Fund - Class B

Performance - continued

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Value Strategies - CL B	35.90%	14.49%	13.47%
Fidelity Adv Value Strategies - CL B (incl. contingent deferred sales charge)	30.90%	14.26%	13.47%
Russell Midcap Value	20.92%	14.50%	15.70%
Mid-Cap Funds Average	-3.16%	12.28%	13.79%

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Value Strategies Fund - Class B

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Value Strategies Fund - Class B on May 31, 1991. As the chart shows, by May 31, 2001, the value of the investment would have grown to $35,376 - a 253.76% increase on the initial investment. For comparison, look at how the Russell Midcap Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $43,000 - a 330.00% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper small-cap value funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of May 31, 2001, the six month, one year, five year and 10 year cumulative total returns for the small-cap value funds average were, 22.67%, 29.51%, 80.10% and 289.87%, respectively; and the one year, five year and 10 year average annual total returns were, 29.51%, 12.20% and 14.35%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with Harris Leviton, Portfolio Manager of Fidelity Advisor Value Strategies Fund

Q. How did the fund perform, Harris?

A. Quite well. For the six-month period that ended May 31, 2001, the fund's Class A, Class T and Class B shares returned 25.91%, 25.74% and 25.36%, respectively. In comparison, the Russell Midcap ® Value Index returned 13.89% and the mid-cap funds average tracked by Lipper Inc. returned 0.31% for the same period. For the 12-month period that ended May 31, 2001, the fund's Class A, Class T and Class B shares returned 36.96%, 36.65% and 35.90%, respectively, while the Russell Midcap Value Index and Lipper peer group returned 20.92% and -3.16%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What factors helped generate the fund's strong return during the past six months?

A. It was beneficial to have focused on undervalued mid- and small-cap companies in a handful of strong-performing areas of the equity market - such as consumer cyclicals and casino gaming - that most of Wall Street hadn't paid much attention to recently. Investors gradually began taking more notice of stocks outside of the large-cap growth universe. Many of the fund's holdings were extremely cheap and hadn't been performing that well going into the period, despite strong fundamentals. However, my patience paid off as the market broadened significantly during the final two months of the period and investors increasingly recognized a number of positive attributes about many of the fund's stocks, such as above-average earnings growth combined with well below average valuations. When other investors recognized this price-to-value discrepancy, the stocks moved higher. This approach helped the fund's performance relative to its index and Lipper peer group.

Q. The fund's information technology weighting rose to 21.6% of net assets at period end, from 11.6% six months ago. It appears you found some opportunities in this sector . . .

A. That's true. The market cast a black cloud over much of the sector due to the weakness in many high profile, large-cap companies that lowered their earnings expectations. Meanwhile, small- and mid-cap companies in selected sectors that the fund focused on, such as the video game industry, did quite well. Specifically, our holdings in Activision and Take-Two Interactive Software both appreciated more than 110% on improved earnings results and anticipation for new products. To lock in profits, I sold off our position in Activision. Additionally, there were many opportunities in other industries where stocks had declined below book value or, in some cases, even below the net cash the company had on the balance sheet. For example, I purchased Broadbase Software after it fell to 70 cents per share in March from a previous high of more than $80 per share. At the time, the company had roughly $1.30 per share in net cash on the balance sheet. While the tech downturn will likely continue for a while, and many large-cap stocks will be slow to recover, the chaos of the tech bubble bursting has created some terrific opportunities in select small- and mid-cap tech stocks.

Q. How did the fund's consumer stocks perform?

A. Our holdings in this sector gave the fund its biggest competitive advantage. Last year, when I began purchasing companies such as apparel manufacturers Wet Seal and Jones Apparel, as well as watchmaker Fossil and book retailer Borders Group, existing market sentiment speculated that dot-com retailers would cut deeply into the business of these bricks and mortar companies. At that time, the valuations of many of these aforementioned stocks subsequently dropped to between four- and 10-times annual earnings - incredibly cheap. When the dot-com profit implosion continued during the past six months, these bricks and mortar companies delivered steady quarterly earnings growth. The market rewarded them for it: Shares of Wet Seal and Jones rose 48% and 35%, respectively, while Fossil and Borders appreciated roughly 50% and 43%, respectively. Elsewhere, a technological revolution in the gaming industry sent shares of slot machine manufacturers WMS Industries and Anchor Gaming, two of the fund's largest holdings, up 71% and 69%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What specific stocks were disappointments?

A. Alliance Pharmaceutical, the fund's biggest detractor, had some disappointing clinical trial results and its shares fell more than 67%. Shares of restaurant chain Jack in the Box fell only 5% during the past six months, but our large position in the company pulled down the fund's return even more. Also, our holdings in companies that have businesses tied to the computerization of telephone networks, such as Performance Technologies and Cable Design Technologies, fell slightly, but I still liked their long-term prospects.

Q. What's your outlook?

A. I'm optimistic because I believe the current market environment - one that favors long-term, buy-and-hold investors who are willing to spend the amount of time it takes to research and find undervalued companies in the broader market - will persist for some time. This is in contrast to the narrow market we'd seen for several years up to March of 2001, which was primarily dominated by overpriced technology stocks. Companies with strong earnings growth and good balance sheets will drive the stock winners in this new environment. I believe many of these opportunities will be found in the mid-cap stock category that continues to be neglected by investors.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation

Start date: December 13, 1983

Size: as of May 31, 2001, more than $849 million

Manager: Harris Leviton, since 1996; joined Fidelity in 1986

3

Harris Leviton on back-to-basics investing:

"During the past few years, I believe we experienced a stealth bear market, where the bull market got progressively narrower and a growing number of stocks declined sharply in price. During the past 12 months, however, I believe a stealth bull market in small- and mid-cap value stocks has developed, and we are now in the early stage of that cycle. My assessment of this market shift is based on the unwavering faith many investors still have in large-cap growth companies plagued by continuous earnings disappointments. Eventually, I believe most of these investors will turn to small- and mid-cap companies with much better fundamentals outside the mainstream.

"In this broader market environment, traditional methods of valuation - such as price-to-book, price-to-earnings and return-on-equity criteria - will be far more important than we've seen during the past five years or so, when making money in stocks often meant just owning the right segment of the market. Rather, I now believe those investors who are willing to find these undervalued companies, and then be patient with them, will be rewarded most. This type of investing is far different from what was most commonly practiced in the late 1990s. The TV networks don't run headlines about these types of value stocks - those appreciating 20% a year in price and with 15% earnings growth. However, this approach is more reflective of the one practiced by many in the industry that have persevered with success over any lengthy period of time."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
WMS Industries, Inc.	7.2	6.3
Jack in the Box, Inc.	4.5	6.3
Nintendo Co. Ltd.	3.4	0.0
Cable Design Technologies Corp.	3.2	5.0
Borders Group, Inc.	2.8	3.1
Legato Systems, Inc.	2.6	0.1
Anchor Gaming	2.5	1.9
Kmart Corp.	2.3	0.0
Performance Technologies, Inc.	2.0	3.1
Beazer Homes USA, Inc.	2.0	1.7
	32.5
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	49.4	48.9
Information Technology	21.6	11.6
Industrials	14.4	17.7
Health Care	5.6	10.5
Materials	4.3	4.4
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 96.6%		Stocks 98.7%
	Convertible Securities 2.2%		Convertible Securities 0.8%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	5.9%	** Foreign investments	0.2%

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 49.4%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	190,000	$ 2,378,800
Dura Automotive Systems, Inc. Class A (a)	140,000	1,744,400
Goodyear Tire & Rubber Co.	62,700	1,825,197
Lear Corp. (a)	100,000	3,488,000
		9,436,397
Automobiles - 1.2%
Nissan Motor Co. Ltd.	1,500,000	10,146,873
Hotels, Restaurants & Leisure - 10.2%
Anchor Gaming (a)	333,100	21,205,146
Jack in the Box, Inc. (a)	1,511,300	38,764,845
Mikohn Gaming Corp. (a)	125,000	773,750
Morton's Restaurant Group, Inc. (a)(d)	424,800	10,938,600
Outback Steakhouse, Inc. (a)	400,000	11,400,000
Park Place Entertainment Corp. (a)	120,000	1,497,600
Tricon Global Restaurants, Inc. (a)	50,000	2,285,000
		86,864,941
Household Durables - 10.9%
Bassett Furniture Industries, Inc.	234,300	3,280,200
Beazer Homes USA, Inc. (a)	287,000	17,220,000
Centex Corp.	100,000	3,728,000
Furniture Brands International, Inc. (a)	20,000	454,400
Leggett & Platt, Inc.	405,200	8,881,984
Lennar Corp.	326,200	12,069,400
M/I Schottenstein Homes, Inc.	222,600	8,725,920
Mohawk Industries, Inc. (a)	300,000	9,609,000
Nintendo Co. Ltd.	150,000	28,955,098
		92,924,002
Internet & Catalog Retail - 0.1%
J. Jill Group, Inc. (a)(f)	50,000	865,500
Leisure Equipment & Products - 9.1%
Midway Games, Inc. (a)	1,385,359	16,070,164
WMS Industries, Inc. (a)(d)	2,030,100	60,943,601
		77,013,765
Media - 1.0%
Fox Entertainment Group, Inc. Class A (a)	180,000	4,698,000
News Corp. Ltd. sponsored ADR	90,000	3,217,500
World Wrestling Federation Entertainment, Inc. Class A (a)	62,500	763,125
		8,678,625
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 4.4%
Ames Department Stores, Inc. (a)	1,416,500	$ 3,682,900
Big Lots, Inc. (a)	419,900	5,450,302
Fred's, Inc. Class A	138,195	4,021,475
Kmart Corp. (a)	1,750,000	19,740,000
ShopKo Stores, Inc. (a)	624,600	4,684,500
		37,579,177
Specialty Retail - 5.9%
Big Dog Holdings, Inc. (a)(d)	1,028,800	4,146,064
Borders Group, Inc. (a)	1,280,000	23,385,600
Claire's Stores, Inc.	176,600	3,180,566
Hollywood Entertainment Corp. (a)	90,000	509,400
Sonic Automotive, Inc. Class A (a)	272,500	3,624,250
Urban Outfitters, Inc. (a)	25,000	396,000
Wet Seal, Inc. Class A (a)	411,300	14,416,065
		49,657,945
Textiles & Apparel - 5.5%
Fossil, Inc. (a)	753,300	16,836,255
Galey & Lord, Inc. (a)	115,800	253,602
Jones Apparel Group, Inc. (a)	322,900	14,272,180
Maxwell Shoe, Inc. Class A (a)(d)	879,600	14,337,480
Quaker Fabric Corp. (a)	95,000	1,054,500
		46,754,017
TOTAL CONSUMER DISCRETIONARY		419,921,242
CONSUMER STAPLES - 1.0%
Food & Drug Retailing - 0.8%
Albertson's, Inc.	220,000	6,314,000
Food Products - 0.2%
Aurora Foods, Inc. (a)	351,900	1,865,070
Personal Products - 0.0%
Natrol, Inc. (a)	95,000	196,650
TOTAL CONSUMER STAPLES		8,375,720
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - 0.2%
Oil & Gas - 0.2%
CNOOC Ltd. sponsored ADR	24,500	$ 488,775
Conoco, Inc. Class B	33,400	1,042,080
		1,530,855
FINANCIALS - 1.9%
Insurance - 1.9%
MetLife, Inc.	500,000	15,925,000
HEALTH CARE - 5.4%
Health Care Equipment & Supplies - 4.1%
Align Technology, Inc.	24,700	247,000
Cygnus, Inc. (a)(d)	1,565,850	14,108,309
I-Stat Corp. (a)(d)	934,400	15,529,728
Novoste Corp. (a)	228,700	4,734,090
		34,619,127
Health Care Providers & Services - 0.3%
Service Corp. International (SCI) (a)	380,000	2,682,800
Pharmaceuticals - 1.0%
Alliance Pharmaceutical Corp. (a)(d)	2,838,600	7,948,080
Twinlab Corp. (a)	512,300	896,525
		8,844,605
TOTAL HEALTH CARE		46,146,532
INDUSTRIALS - 14.3%
Aerospace & Defense - 0.7%
Goodrich Corp.	50,000	2,089,000
Herley Industries, Inc. (a)	208,666	3,755,988
SPACEHAB, Inc. (a)	90,000	211,500
		6,056,488
Building Products - 3.5%
American Standard Companies, Inc. (a)	190,000	12,659,700
Associated Materials, Inc.	74,000	1,376,400
Lennox International, Inc.	340,000	3,111,000
NCI Building Systems, Inc. (a)	51,800	701,890
York International Corp.	342,100	12,059,025
		29,908,015
Commercial Services & Supplies - 0.3%
CDI Corp. (a)	34,700	579,490
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Hall Kinion & Associates, Inc. (a)	135,000	$ 1,081,350
Labor Ready, Inc. (a)	116,700	465,633
		2,126,473
Construction & Engineering - 0.4%
McDermott International, Inc.	250,000	3,520,000
Electrical Equipment - 0.9%
Belden, Inc.	226,500	5,725,920
TB Wood's Corp.	259,700	2,077,600
		7,803,520
Machinery - 5.4%
Albany International Corp. Class A (a)	108,000	2,388,960
Columbus McKinnon Corp.	221,900	1,764,105
Hardinge, Inc.	17,500	258,125
Ingersoll-Rand Co.	20,000	987,000
Milacron, Inc.	327,200	5,464,240
Navistar International Corp. (a)	501,953	14,601,813
Pentair, Inc.	356,300	12,791,170
Trinity Industries, Inc.	346,400	7,742,040
		45,997,453
Road & Rail - 3.1%
Burlington Northern Santa Fe Corp.	552,800	17,175,496
Genesee & Wyoming, Inc. Class A (a)(d)	200,300	5,297,935
Union Pacific Corp.	57,700	3,317,750
		25,791,181
TOTAL INDUSTRIALS		121,203,130
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 9.8%
Anixter International, Inc. (a)	100,000	2,990,000
Cable Design Technologies Corp. (a)	1,929,175	27,394,285
Clarent Corp. (a)	1,600,000	15,280,000
NMS Communications Corp. (a)	1,285,421	9,075,072
Performance Technologies, Inc. (a)(d)	1,214,250	17,303,063
Telefonaktiebolaget LM Ericsson AB sponsored ADR	1,100,000	7,040,000
Terayon Communication Systems, Inc. (a)	110,000	646,800
Turnstone Systems, Inc. (a)	562,800	3,939,600
		83,668,820
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.6%
Sun Microsystems, Inc. (a)	300,000	$ 4,941,000
Electronic Equipment & Instruments - 0.3%
Richardson Electronics Ltd.	238,000	2,984,520
Internet Software & Services - 2.5%
Art Technology Group, Inc. (a)	460,000	3,951,400
iBasis, Inc. (a)	160,000	625,600
ITXC Corp. (a)	120,000	468,000
Primus Knowledge Solutions, Inc. (a)	387,500	1,298,125
Vignette Corp. (a)	1,800,000	14,724,000
		21,067,125
Semiconductor Equipment & Products - 0.1%
Virata Corp. (a)	70,000	717,500
Software - 6.8%
Broadbase Software, Inc. (a)	2,496,100	5,067,083
Electronic Arts, Inc. (a)	50,000	2,944,500
Interplay Entertainment Corp. (a)(d)	990,000	2,950,200
Interplay Entertainment Corp. (a)(d)(f)	1,350,770	3,622,765
Interplay Entertainment Corp. warrants 3/30/06 (a)	675,385	747,651
Legato Systems, Inc. (a)	1,478,100	22,097,595
PeopleSoft, Inc. (a)	130,000	5,245,500
Resonate, Inc.	416,400	1,432,416
Take-Two Interactive Software, Inc. (a)	580,000	12,040,800
The 3DO Co. (a)	310,000	1,212,100
		57,360,610
TOTAL INFORMATION TECHNOLOGY		170,739,575
MATERIALS - 4.3%
Chemicals - 0.4%
Georgia Gulf Corp.	40,000	718,000
Millennium Chemicals, Inc.	180,900	2,894,400
		3,612,400
Construction Materials - 0.8%
Texas Industries, Inc.	200,600	6,569,650
Metals & Mining - 1.9%
Cold Metal Products, Inc.	96,400	125,320
Nucor Corp.	204,300	10,464,246
Oregon Steel Mills, Inc.	290,000	2,090,900
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Rock of Ages Corp. Class A (a)	162,800	$ 993,080
Steel Dynamics, Inc. (a)	189,900	2,624,418
		16,297,964
Paper & Forest Products - 1.2%
Boise Cascade Corp.	141,000	4,970,250
Georgia-Pacific Corp.	140,000	4,963,000
		9,933,250
TOTAL MATERIALS		36,413,264
TOTAL COMMON STOCKS (Cost $696,608,708)		820,255,318
Convertible Preferred Stocks - 0.1%

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Chorum Technologies Series E (f)	2,400	9,600
Tellium, Inc. Series E (f)	18,000	857,952
(Cost $581,376)		867,552
Convertible Bonds - 2.1%
Moody's Ratings (unaudited) (b)		Principal Amount
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Alexion Pharmaceuticals, Inc. 5.75% 3/15/07	-	$ 3,000,000	1,908,750
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
SPACEHAB, Inc. 8% 10/15/07 (e)	-	2,500,000	1,450,000
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.9%
Natural MicroSystems Corp. 5% 10/15/05	CCC+	12,830,000	6,639,525
Terayon Communication Systems, Inc. 5% 8/1/07	CCC	3,070,000	1,166,600
			7,806,125
Convertible Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.4%
Aspect Telecommunications Corp. 0% 8/10/18	CCC+	$ 5,560,000	$ 1,063,350
Richardson Electronics Ltd.:
7.25% 12/15/06	B3	404,000	339,865
8.25% 6/15/06	B3	1,978,000	1,718,388
			3,121,603
Internet Software & Services - 0.1%
iBasis, Inc. 5.75% 3/15/05	-	2,000,000	782,500
TOTAL INFORMATION TECHNOLOGY			11,710,228
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Covad Communications Group, Inc. 6% 9/15/05 (e)	Caa1	29,000,000	3,190,000
TOTAL CONVERTIBLE BONDS (Cost $23,128,734)			18,258,978
Cash Equivalents - 7.1%
	Shares
Fidelity Cash Central Fund, 4.23% (c)	20,371,618	20,371,618
Fidelity Securities Lending Cash Central Fund, 4.04% (c)	39,750,400	39,750,400
TOTAL CASH EQUIVALENTS (Cost $60,122,018)		60,122,018
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $780,440,836)		899,503,866
NET OTHER ASSETS - (5.9)%		(50,134,588)
NET ASSETS - 100%		$ 849,369,278
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,640,000 or 0.5% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 41,376
Interplay Entertainment Corp.	3/30/01	$ 2,110,578
J. Jill Group, Inc.	2/5/01	$ 900,000
Tellium, Inc. Series E	9/20/00	$ 540,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $264,477,488 and $114,498,088, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $24,047 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,355,817 or 0.6% of net assets.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $1,067,000. The weighted average interest rate was 7.03%. At period end there were no bank borrowings outstanding.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $780,658,899. Net unrealized appreciation aggregated $118,844,967, of which $225,075,348 related to appreciated investment securities and $106,230,381 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $36,759,040) (cost $780,440,836) - See accompanying schedule		$ 899,503,866
Cash		56,609
Receivable for investments sold		4,796,557
Receivable for fund shares sold		3,608,519
Dividends receivable		289,346
Interest receivable		737,138
Other receivables		15,625
Total assets		909,007,660
Liabilities
Payable for investments purchased	$ 14,780,797
Payable for fund shares redeemed	4,218,836
Accrued management fee	380,830
Distribution fees payable	350,059
Other payables and accrued expenses	157,460
Collateral on securities loaned, at value	39,750,400
Total liabilities		59,638,382
Net Assets		$ 849,369,278
Net Assets consist of:
Paid in capital		$ 704,733,203
Accumulated net investment (loss)		(1,485,816)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		27,064,667
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		119,057,224
Net Assets		$ 849,369,278

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($52,123,881 ÷ 1,870,308 shares)	$27.87
Maximum offering price per share (100/94.25 of $27.87)	$29.57
Class T: Net Asset Value and redemption price per share ($611,728,423 ÷ 21,419,638 shares)	$28.56
Maximum offering price per share (100/96.50 of $28.56)	$29.60
Class B: Net Asset Value and offering price per share ($132,338,160 ÷ 4,791,732 shares) A	$27.62
Initial Class: Net Asset Value, offering price and redemption price per share ($22,675,925 ÷ 775,107 shares)	$29.26
Institutional Class: Net Asset Value, offering price and redemption price per share ($30,502,889 ÷ 1,068,387 shares)	$28.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 1,492,112
Interest		1,444,325
Security lending		55,132
Total income		2,991,569
Expenses
Management fee
Basic fee	$ 1,885,247
Performance fee	(81,417)
Transfer agent fees	728,289
Distribution fees	1,745,434
Accounting and security lending fees	104,376
Non-interested trustees' compensation	1,606
Custodian fees and expenses	11,020
Registration fees	69,726
Audit	14,146
Legal	1,557
Interest	417
Miscellaneous	413
Total expenses before reductions	4,480,814
Expense reductions	(33,527)	4,447,287
Net investment income (loss)		(1,455,718)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(2,717,131) on sales of investments in affiliated issuers)	27,345,637
Foreign currency transactions	(20,362)	27,325,275
Change in net unrealized appreciation (depreciation) on:
Investment securities	126,667,708
Assets and liabilities in foreign currencies	5,459	126,673,167
Net gain (loss)		153,998,442
Net increase (decrease) in net assets resulting from operations		$ 152,542,724

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (1,455,718)	$ (2,543,282)
Net realized gain (loss)	27,325,275	35,313,134
Change in net unrealized appreciation (depreciation)	126,673,167	20,021,367
Net increase (decrease) in net assets resulting from operations	152,542,724	52,791,219
Distributions to shareholders In excess of net investment income	(30,098)	-
From net realized gain	(27,304,972)	(108,549,614)
Total distributions	(27,335,070)	(108,549,614)
Share transactions - net increase (decrease)	186,063,687	77,776,121
Total increase (decrease) in net assets	311,271,341	22,017,726
Net Assets
Beginning of period	538,097,937	516,080,211
End of period (including accumulated net investment loss of $1,485,816 and $0, respectively)	$ 849,369,278	$ 538,097,937

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 I	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 23.42	$ 26.76	$ 23.89	$ 27.51	$ 22.51	$ 23.48
Income from Invest- ment Operations
Net investment income (loss) E	(.02)	(.06)	(.10)	(.14)	(.13)	.08
Net realized and unrealized gain (loss)	5.77	2.46	4.15	(1.09)	6.00	1.26
Total from investment operations	5.75	2.40	4.05	(1.23)	5.87	1.34
Less Distributions
From net investment income	-	-	-	-	-	(.37)
From net realized gain	(1.30)	(5.74)	(1.18)	(2.39)	(.87)	(1.94)
Total distributions	(1.30)	(5.74)	(1.18)	(2.39)	(.87)	(2.31)
Net asset value, end of period	$ 27.87	$ 23.42	$ 26.76	$ 23.89	$ 27.51	$ 22.51
Total Return B, C	25.91%	11.18%	17.62%	(4.45)%	26.96%	5.80%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 52,124	$ 19,589	$ 7,883	$ 4,613	$ 2,309	$ 638
Ratio of expenses to average net assets	1.15% A	1.01%	1.10%	1.24% G	1.49% A, G	.99% A, D
Ratio of expenses to average net assets after expense reductions	1.14% A, H	1.00% H	1.08% H	1.23% H	1.47% A, H	.97% A, H
Ratio of net invest- ment income (loss) to average net assets	(.21)% A	(.26)%	(.40)%	(.59)%	(.59)% A	1.00% A
Portfolio turnover rate	35% A	48%	60%	64%	61% A	151%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Limited in accordance with a state expense limitation.

E Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

F For the period September 3, 1996 (commencement of sale of Class A shares) to December 31, 1996.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

I Eleven months ended November 30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 G	1996 F	1995 F
Selected Per-Share Data
Net asset value, beginning of period	$ 23.91	$ 27.13	$ 24.23	$ 27.78	$ 22.69	$ 24.88	$ 18.70
Income from Investment Operations
Net investment income (loss)	(.05) D	(.10) D	(.12) D	(.13) D	(.07) D	.17 D	.39
Net realized and unrealized gain (loss)	5.91	2.52	4.20	(1.10)	6.03	.18	6.73
Total from investment operations	5.86	2.42	4.08	(1.23)	5.96	.35	7.12
Less Distributions
From net investment income	-	-	-	-	-	(.19)	(.39)
From net realized gain	(1.21)	(5.64)	(1.18)	(2.32)	(.87)	(2.35)	(.55)
Total distributions	(1.21)	(5.64)	(1.18)	(2.32)	(.87)	(2.54)	(.94)
Net asset value, end of period	$ 28.56	$ 23.91	$ 27.13	$ 24.23	$ 27.78	$ 22.69	$ 24.88
Total Return B, C	25.74%	11.03%	17.49%	(4.40)%	27.15%	1.53%	38.16%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 611,728	$ 402,642	$ 393,434	$ 443,578	$ 529,043	$ 560,645	$ 619,993
Ratio of expenses to average net assets	1.35% A	1.15%	1.18%	1.16%	1.24% A	1.28%	1.61%
Ratio of expenses to average net assets after expense reductions	1.34% A, E	1.14% E	1.16% E	1.15% E	1.23% A, E	1.27% E	1.61%
Ratio of net investment income (loss) to average net assets	(.41)% A	(.40)%	(.48)%	(.53)%	(.29)% A	.70%	1.90%
Portfolio turnover rate	35% A	48%	60%	64%	61% A	151%	142%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F Year ended December 31

G Eleven months ended November 30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 G	1996 F	1995 F
Selected Per-Share Data
Net asset value, beginning of period	$ 23.08	$ 26.36	$ 23.69	$ 27.23	$ 22.36	$ 24.56	$ 18.57
Income from Investment Operations
Net investment income (loss)	(.12) D	(.22) D	(.26) D	(.27) D	(.18) D	.04 D	.38
Net realized and unrealized gain (loss)	5.72	2.44	4.11	(1.07)	5.92	.18	6.54
Total from investment operations	5.60	2.22	3.85	(1.34)	5.74	.22	6.92
Less Distributions
From net investment income	-	-	-	-	-	(.07)	(.38)
From net realized gain	(1.06)	(5.50)	(1.18)	(2.20)	(.87)	(2.35)	(.55)
Total distributions	(1.06)	(5.50)	(1.18)	(2.20)	(.87)	(2.42)	(.93)
Net asset value, end of period	$ 27.62	$ 23.08	$ 26.36	$ 23.69	$ 27.23	$ 22.36	$ 24.56
Total Return B, C	25.36%	10.42%	16.89%	(4.94)%	26.55%	1.00%	37.35%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 132,338	$ 86,807	$ 91,945	$ 101,234	$ 109,646	$ 98,535	$ 87,566
Ratio of expenses to average net assets	1.91% A	1.70%	1.72%	1.71%	1.78% A	1.80%	2.11%
Ratio of expenses to average net assets after expense reductions	1.90% A, E	1.69% E	1.70% E	1.70% E	1.77% A, E	1.79% E	2.10% E
Ratio of net investment income (loss) to average net assets	(.97)% A	(.95)%	(1.02)%	(1.07)%	(.84)% A	.18%	1.40%
Portfolio turnover rate	35% A	48%	60%	64%	61% A	151%	142%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F Year ended December 31

G Eleven months ended November 30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 G	1996 F	1995 F
Selected Per-Share Data
Net asset value, beginning of period	$ 24.53	$ 27.74	$ 24.61	$ 28.19	$ 22.90	$ 25.10	$ 18.86
Income from Investment Operations
Net investment income (loss)	.02 D	.04 D	.02 D	(.02) D	.04 D	.28 D	.50
Net realized and unrealized gain (loss)	6.05	2.56	4.29	(1.12)	6.12	.19	6.79
Total from investment operations	6.07	2.60	4.31	(1.14)	6.16	.47	7.29
Less Distributions
From net investment income	-	-	-	-	-	(.32)	(.50)
In excess of net investment income	(.02)	-	-	-	-	-	-
From net realized gain	(1.32)	(5.81)	(1.18)	(2.44)	(.87)	(2.35)	(.55)
Total distributions	(1.34)	(5.81)	(1.18)	(2.44)	(.87)	(2.67)	(1.05)
Net asset value, end of period	$ 29.26	$ 24.53	$ 27.74	$ 24.61	$ 28.19	$ 22.90	$ 25.10
Total Return B	26.09%	11.62%	18.18%	(3.98)% C	27.79% C	2.00% C	38.75% C
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 22,676	$ 18,554	$ 18,781	$ 18,471	$ 21,792	$ 20,406	$ 23,428
Ratio of expenses to average net assets	.78% A	.59%	.63%	.70%	.77% A	.82%	1.04%
Ratio of expenses to average net assets after expense reductions	.77% A, E	.58% E	.61% E	.69% E	.76% A, E	.81% E	1.03% E
Ratio of net investment income (loss) to average net assets	.16% A	.16%	.06%	(.06)%	.18% A	1.16%	2.47%
Portfolio turnover rate	35% A	48%	60%	64%	61% A	151%	142%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the former one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F Year ended December 31

G Eleven months ended November 30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 G	1996 F	1995 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.96	$ 27.21	$ 24.17	$ 27.63	$ 22.57	$ 24.80	$ 22.35
Income from Investment Operations
Net investment income (loss)	.01 D	.03 D	.01 D	(.05) D	(.05) D	.29 D	.55
Net realized and unrealized gain (loss)	5.93	2.51	4.21	(1.10)	5.98	.17	3.00
Total from investment operations	5.94	2.54	4.22	(1.15)	5.93	.46	3.55
Less Distributions
From net investment income	-	-	-	-	-	(.34)	(.55)
In excess of net investment income	(.03)	-	-	-	-	-	-
From net realized gain	(1.32)	(5.79)	(1.18)	(2.31)	(.87)	(2.35)	(.55)
Total distributions	(1.35)	(5.79)	(1.18)	(2.31)	(.87)	(2.69)	(1.10)
Net asset value, end of period	$ 28.55	$ 23.96	$ 27.21	$ 24.17	$ 27.63	$ 22.57	$ 24.80
Total Return B, C	26.18%	11.61%	18.14%	(4.12)%	27.16%	1.99%	15.96%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 30,503	$ 10,506	$ 4,037	$ 4,808	$ 5,564	$ 41,832	$ 20,429
Ratio of expenses to average net assets	.83% A	.63%	.65%	.85%	1.06% A	.78%	.97% A
Ratio of expenses to average net assets after expense reductions	.82% A, E	.62% E	.63% E	.84% E	1.05% A, E	.76% E	.96% A, E
Ratio of net investment income (loss) to average net assets	.11% A	.12%	.05%	(.20)%	(.21)% A	1.21%	2.55% A
Portfolio turnover rate	35% A	48%	60%	64%	61% A	151%	142%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F Year ended December 31

G Eleven months ended November 30

H For the period July 3, 1995 (commencement of sale of Institutional Class shares) to December 31, 1995.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Value Strategies Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Change in Accounting Principle. Effective December 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over the performance period) based on the investment performance of the asset-weighted average return of all classes as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .56% of average net assets after the performance adjustment. Effective July 1, 1999, the fund's performance adjustment was phased out over an 18 month period. During the phase out period the performance adjustment could decrease, but not increase, the management fee owed by the fund.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares, except for the Initial Class (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 39,791	$ 190
Class T	1,198,752	13,177
Class B	506,891	380,282
	$ 1,745,434	$ 393,649

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 81,795	$ 34,175
Class T	126,954	33,373
Class B	55,420	55,420*
	$ 264,169	$ 122,968

* When Class B shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B and Institutional Class Shares. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 42,580	.27 *
Class T	514,793	.22 *
Class B	136,099	.27 *
Initial Class	15,352	.15 *
Institutional Class	19,465	.21 *
	$ 728,289

* Annualized

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's schedule of investments.

8. Expense Reductions.

Certain security trades were directed to brokers who paid $33,345 of the fund's expenses. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period credits reduced the fund's custody and transfer agent expenses by $145 and $37, respectively.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2001	Year ended November 30, 2000
In excess of net investment income
Initial Class	$ 15,120	$ -
Institutional Class	14,978	-
Total	$ 30,098	$ -
From net realized gain
Class A	$ 1,182,290	$ 1,693,175
Class T	20,499,037	82,756,110
Class B	3,944,268	19,314,226
Initial Class	1,001,320	3,944,567
Institutional Class	678,057	841,536
Total	$ 27,304,972	$ 108,549,614

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Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000

Class A Shares sold	1,100,462	675,607	$ 27,436,045	$ 16,180,732
Reinvestment of distributions	49,274	77,342	1,108,508	1,664,548
Shares redeemed	(115,891)	(211,032)	(2,850,778)	(4,873,936)
Net increase (decrease)	1,033,845	541,917	$ 25,693,775	$ 12,971,344
Class T Shares sold	6,426,481	6,195,056	$ 166,110,277	$ 149,844,097
Reinvestment of distributions	779,431	3,253,825	17,991,034	71,572,954
Shares redeemed	(2,627,670)	(7,106,710)	(65,714,459)	(169,679,432)
Net increase (decrease)	4,578,242	2,342,171	$ 118,386,852	$ 51,737,619
Class B Shares sold	1,761,949	860,584	$ 43,835,711	$ 19,879,955
Reinvestment of distributions	162,481	833,858	3,639,653	17,807,479
Shares redeemed	(894,606)	(1,420,525)	(22,002,122)	(33,229,951)
Net increase (decrease)	1,029,824	273,917	$ 25,473,242	$ 4,457,483
Initial Class Shares sold	1,068	1,026	$ 27,569	$ 25,719
Reinvestment of distributions	37,813	156,667	891,840	3,516,751
Shares redeemed	(20,171)	(78,406)	(544,688)	(1,910,430)
Net increase (decrease)	18,710	79,287	$ 374,721	$ 1,632,040
Institutional Class Shares sold	855,245	605,626	$ 21,961,278	$ 14,764,907
Reinvestment of distributions	28,764	34,269	662,287	751,534
Shares redeemed	(254,020)	(349,864)	(6,488,468)	(8,538,806)
Net increase (decrease)	629,989	290,031	$ 16,135,097	$ 6,977,635

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Alliance Pharmaceutical Corp.	$ 149,575	$ 4,608,517	$ -	$ 7,948,080
Big Dog Holdings, Inc.	-	-	-	4,146,064
Cygnus, Inc.	1,058,724	-	-	14,108,309
Genesee & Wyoming, Inc. Class A	95,175	-	-	5,297,935
I-Stat Corp.	98,940	-	-	15,529,728
Interplay Entertainment Corp.	-	-	-	6,572,965
Maxwell Shoe, Inc. Class A	-	-	-	14,337,480
Morton's Restaurant Group, Inc.	-	-	-	10,938,600
Performance Technologies, Inc.	1,263,753	-	-	17,303,063
WMS Industries, Inc.	2,970,834	1,198,081	-	60,943,601
Wet Seal, Inc. Class A	-	3,682,281	-	-
TOTALS	$ 5,637,001	$ 9,488,879	$ -	$ 157,125,825

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Harris Leviton, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

SO-SANN-0701 139305
1.704744.103

(Fidelity Investment logo)(registered trademark)

Fidelity Logo (Registered Trademark)

Fidelity® Advisor

Value Strategies

Fund - Institutional Class

Semiannual Report

May 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on stock market strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Value Strategies Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Initial Class. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Value Strategies - Inst CL	26.18%	37.48%	106.37%	285.01%
Russell Midcap® Value	13.89%	20.92%	96.81%	330.00%
Mid-Cap Funds Average	0.31%	-3.16%	82.46%	271.95%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Russell Midcap® Value Index - a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. corporations. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the mid cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 560 mutual funds. These benchmarks reflect the reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Value Strategies - Inst CL	37.48%	15.59%	14.43%
Russell Midcap Value	20.92%	14.50%	15.70%
Mid-Cap Funds Average	-3.16%	12.28%	13.79%

Average annual total returns take the Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

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Fidelity Advisor Value Strategies Fund - Institutional Class

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Value Strategies Fund - Institutional Class on May 31, 1991. As the chart shows, by May 31, 2001, the value of the investment would have grown to $38,501 - a 285.01% increase on the initial investment. For comparison, look at how the Russell Midcap Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $43,000 - a 330.00% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper small-cap value funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of May 31, 2001, the six month, one year, five year and 10 year cumulative total returns for the small-cap value funds average were, 22.67%, 29.51%, 80.10% and 289.87%, respectively; and the one year, five year and 10 year average annual total returns were, 29.51%, 12.20% and 14.35%, respectively.

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Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with Harris Leviton, Portfolio Manager of Fidelity Advisor Value Strategies Fund

Q. How did the fund perform, Harris?

Semiannual Report

Fund Talk: The Manager's Overview - continued

A. Quite well. For the six-month period that ended May 31, 2001, the fund's Institutional Class shares returned 26.18%. In comparison, the Russell Midcap ® Value Index returned 13.89%, and the mid-cap funds average tracked by Lipper Inc. returned 0.31% for the same period. For the 12-month period that ended May 31, 2001, the fund's Institutional Class shares returned 37.48%, while the Russell Midcap Value Index and Lipper peer group returned 20.92% and -3.16%, respectively.

Q. What factors helped generate the fund's strong return during the past six months?

A. It was beneficial to have focused on undervalued mid- and small-cap companies in a handful of strong-performing areas of the equity market - such as consumer cyclicals and casino gaming - that most of Wall Street hadn't paid much attention to recently. Investors gradually began taking more notice of stocks outside of the large-cap growth universe. Many of the fund's holdings were extremely cheap and hadn't been performing that well going into the period, despite strong fundamentals. However, my patience paid off as the market broadened significantly during the final two months of the period and investors increasingly recognized a number of positive attributes about many of the fund's stocks, such as above-average earnings growth combined with well below average valuations. When other investors recognized this price-to-value discrepancy, the stocks moved higher. This approach helped the fund's performance relative to its index and Lipper peer group.

Q. The fund's information technology weighting rose to 21.6% of net assets at period end, from 11.6% six months ago. It appears you found some opportunities in this sector . . .

A. That's true. The market cast a black cloud over much of the sector due to the weakness in many high profile, large-cap companies that lowered their earnings expectations. Meanwhile, small- and mid-cap companies in selected sectors that the fund focused on, such as the video game industry, did quite well. Specifically, our holdings in Activision and Take-Two Interactive Software both appreciated more than 110% on improved earnings results and anticipation for new products. To lock in profits, I sold off our position in Activision. Additionally, there were many opportunities in other industries where stocks had declined below book value or, in some cases, even below the net cash the company had on the balance sheet. For example, I purchased Broadbase Software after it fell to 70 cents per share in March from a previous high of more than $80 per share. At the time, the company had roughly $1.30 per share in net cash on the balance sheet. While the tech downturn will likely continue for a while, and many large-cap stocks will be slow to recover, the chaos of the tech bubble bursting has created some terrific opportunities in select small- and mid-cap tech stocks.

Q. How did the fund's consumer stocks perform?

A. Our holdings in this sector gave the fund its biggest competitive advantage. Last year, when I began purchasing companies such as apparel manufacturers Wet Seal and Jones Apparel, as well as watchmaker Fossil and book retailer Borders Group, existing market sentiment speculated that dot-com retailers would cut deeply into the business of these bricks and mortar companies. At that time, the valuations of many of these aforementioned stocks subsequently dropped to between four- and 10-times annual earnings - incredibly cheap. When the dot-com profit implosion continued during the past six months, these bricks and mortar companies delivered steady quarterly earnings growth. The market rewarded them for it: Shares of Wet Seal and Jones rose 48% and 35%, respectively, while Fossil and Borders appreciated roughly 50% and 43%, respectively. Elsewhere, a technological revolution in the gaming industry sent shares of slot machine manufacturers WMS Industries and Anchor Gaming, two of the fund's largest holdings, up 71% and 69%, respectively.

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Fund Talk: The Manager's Overview - continued

Q. What specific stocks were disappointments?

A. Alliance Pharmaceutical, the fund's biggest detractor, had some disappointing clinical trial results and its shares fell more than 67%. Shares of restaurant chain Jack in the Box fell only 5% during the past six months, but our large position in the company pulled down the fund's return even more. Also, our holdings in companies that have businesses tied to the computerization of telephone networks, such as Performance Technologies and Cable Design Technologies, fell slightly, but I still liked their long-term prospects.

Q. What's your outlook?

A. I'm optimistic because I believe the current market environment - one that favors long-term, buy-and-hold investors who are willing to spend the amount of time it takes to research and find undervalued companies in the broader market - will persist for some time. This is in contrast to the narrow market we'd seen for several years up to March of 2001, which was primarily dominated by overpriced technology stocks. Companies with strong earnings growth and good balance sheets will drive the stock winners in this new environment. I believe many of these opportunities will be found in the mid-cap stock category that continues to be neglected by investors.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation

Start date: December 13, 1983

Size: as of May 31, 2001, more than $849 million

Manager: Harris Leviton, since 1996; joined Fidelity in 1986

3

Harris Leviton on back-to-basics investing:

"During the past few years, I believe we experienced a stealth bear market, where the bull market got progressively narrower and a growing number of stocks declined sharply in price. During the past 12 months, however, I believe a stealth bull market in small- and mid-cap value stocks has developed, and we are now in the early stage of that cycle. My assessment of this market shift is based on the unwavering faith many investors still have in large-cap growth companies plagued by continuous earnings disappointments. Eventually, I believe most of these investors will turn to small- and mid-cap companies with much better fundamentals outside the mainstream.

"In this broader market environment, traditional methods of valuation - such as price-to-book, price-to-earnings and return-on-equity criteria - will be far more important than we've seen during the past five years or so, when making money in stocks often meant just owning the right segment of the market. Rather, I now believe those investors who are willing to find these undervalued companies, and then be patient with them, will be rewarded most. This type of investing is far different from what was most commonly practiced in the late 1990s. The TV networks don't run headlines about these types of value stocks - those appreciating 20% a year in price and with 15% earnings growth. However, this approach is more reflective of the one practiced by many in the industry that have persevered with success over any lengthy period of time."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
WMS Industries, Inc.	7.2	6.3
Jack in the Box, Inc.	4.5	6.3
Nintendo Co. Ltd.	3.4	0.0
Cable Design Technologies Corp.	3.2	5.0
Borders Group, Inc.	2.8	3.1
Legato Systems, Inc.	2.6	0.1
Anchor Gaming	2.5	1.9
Kmart Corp.	2.3	0.0
Performance Technologies, Inc.	2.0	3.1
Beazer Homes USA, Inc.	2.0	1.7
	32.5
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	49.4	48.9
Information Technology	21.6	11.6
Industrials	14.4	17.7
Health Care	5.6	10.5
Materials	4.3	4.4
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 96.6%		Stocks 98.7%
	Convertible Securities 2.2%		Convertible Securities 0.8%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	5.9%	** Foreign investments	0.2%

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 49.4%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	190,000	$ 2,378,800
Dura Automotive Systems, Inc. Class A (a)	140,000	1,744,400
Goodyear Tire & Rubber Co.	62,700	1,825,197
Lear Corp. (a)	100,000	3,488,000
		9,436,397
Automobiles - 1.2%
Nissan Motor Co. Ltd.	1,500,000	10,146,873
Hotels, Restaurants & Leisure - 10.2%
Anchor Gaming (a)	333,100	21,205,146
Jack in the Box, Inc. (a)	1,511,300	38,764,845
Mikohn Gaming Corp. (a)	125,000	773,750
Morton's Restaurant Group, Inc. (a)(d)	424,800	10,938,600
Outback Steakhouse, Inc. (a)	400,000	11,400,000
Park Place Entertainment Corp. (a)	120,000	1,497,600
Tricon Global Restaurants, Inc. (a)	50,000	2,285,000
		86,864,941
Household Durables - 10.9%
Bassett Furniture Industries, Inc.	234,300	3,280,200
Beazer Homes USA, Inc. (a)	287,000	17,220,000
Centex Corp.	100,000	3,728,000
Furniture Brands International, Inc. (a)	20,000	454,400
Leggett & Platt, Inc.	405,200	8,881,984
Lennar Corp.	326,200	12,069,400
M/I Schottenstein Homes, Inc.	222,600	8,725,920
Mohawk Industries, Inc. (a)	300,000	9,609,000
Nintendo Co. Ltd.	150,000	28,955,098
		92,924,002
Internet & Catalog Retail - 0.1%
J. Jill Group, Inc. (a)(f)	50,000	865,500
Leisure Equipment & Products - 9.1%
Midway Games, Inc. (a)	1,385,359	16,070,164
WMS Industries, Inc. (a)(d)	2,030,100	60,943,601
		77,013,765
Media - 1.0%
Fox Entertainment Group, Inc. Class A (a)	180,000	4,698,000
News Corp. Ltd. sponsored ADR	90,000	3,217,500
World Wrestling Federation Entertainment, Inc. Class A (a)	62,500	763,125
		8,678,625
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 4.4%
Ames Department Stores, Inc. (a)	1,416,500	$ 3,682,900
Big Lots, Inc. (a)	419,900	5,450,302
Fred's, Inc. Class A	138,195	4,021,475
Kmart Corp. (a)	1,750,000	19,740,000
ShopKo Stores, Inc. (a)	624,600	4,684,500
		37,579,177
Specialty Retail - 5.9%
Big Dog Holdings, Inc. (a)(d)	1,028,800	4,146,064
Borders Group, Inc. (a)	1,280,000	23,385,600
Claire's Stores, Inc.	176,600	3,180,566
Hollywood Entertainment Corp. (a)	90,000	509,400
Sonic Automotive, Inc. Class A (a)	272,500	3,624,250
Urban Outfitters, Inc. (a)	25,000	396,000
Wet Seal, Inc. Class A (a)	411,300	14,416,065
		49,657,945
Textiles & Apparel - 5.5%
Fossil, Inc. (a)	753,300	16,836,255
Galey & Lord, Inc. (a)	115,800	253,602
Jones Apparel Group, Inc. (a)	322,900	14,272,180
Maxwell Shoe, Inc. Class A (a)(d)	879,600	14,337,480
Quaker Fabric Corp. (a)	95,000	1,054,500
		46,754,017
TOTAL CONSUMER DISCRETIONARY		419,921,242
CONSUMER STAPLES - 1.0%
Food & Drug Retailing - 0.8%
Albertson's, Inc.	220,000	6,314,000
Food Products - 0.2%
Aurora Foods, Inc. (a)	351,900	1,865,070
Personal Products - 0.0%
Natrol, Inc. (a)	95,000	196,650
TOTAL CONSUMER STAPLES		8,375,720
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - 0.2%
Oil & Gas - 0.2%
CNOOC Ltd. sponsored ADR	24,500	$ 488,775
Conoco, Inc. Class B	33,400	1,042,080
		1,530,855
FINANCIALS - 1.9%
Insurance - 1.9%
MetLife, Inc.	500,000	15,925,000
HEALTH CARE - 5.4%
Health Care Equipment & Supplies - 4.1%
Align Technology, Inc.	24,700	247,000
Cygnus, Inc. (a)(d)	1,565,850	14,108,309
I-Stat Corp. (a)(d)	934,400	15,529,728
Novoste Corp. (a)	228,700	4,734,090
		34,619,127
Health Care Providers & Services - 0.3%
Service Corp. International (SCI) (a)	380,000	2,682,800
Pharmaceuticals - 1.0%
Alliance Pharmaceutical Corp. (a)(d)	2,838,600	7,948,080
Twinlab Corp. (a)	512,300	896,525
		8,844,605
TOTAL HEALTH CARE		46,146,532
INDUSTRIALS - 14.3%
Aerospace & Defense - 0.7%
Goodrich Corp.	50,000	2,089,000
Herley Industries, Inc. (a)	208,666	3,755,988
SPACEHAB, Inc. (a)	90,000	211,500
		6,056,488
Building Products - 3.5%
American Standard Companies, Inc. (a)	190,000	12,659,700
Associated Materials, Inc.	74,000	1,376,400
Lennox International, Inc.	340,000	3,111,000
NCI Building Systems, Inc. (a)	51,800	701,890
York International Corp.	342,100	12,059,025
		29,908,015
Commercial Services & Supplies - 0.3%
CDI Corp. (a)	34,700	579,490
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Hall Kinion & Associates, Inc. (a)	135,000	$ 1,081,350
Labor Ready, Inc. (a)	116,700	465,633
		2,126,473
Construction & Engineering - 0.4%
McDermott International, Inc.	250,000	3,520,000
Electrical Equipment - 0.9%
Belden, Inc.	226,500	5,725,920
TB Wood's Corp.	259,700	2,077,600
		7,803,520
Machinery - 5.4%
Albany International Corp. Class A (a)	108,000	2,388,960
Columbus McKinnon Corp.	221,900	1,764,105
Hardinge, Inc.	17,500	258,125
Ingersoll-Rand Co.	20,000	987,000
Milacron, Inc.	327,200	5,464,240
Navistar International Corp. (a)	501,953	14,601,813
Pentair, Inc.	356,300	12,791,170
Trinity Industries, Inc.	346,400	7,742,040
		45,997,453
Road & Rail - 3.1%
Burlington Northern Santa Fe Corp.	552,800	17,175,496
Genesee & Wyoming, Inc. Class A (a)(d)	200,300	5,297,935
Union Pacific Corp.	57,700	3,317,750
		25,791,181
TOTAL INDUSTRIALS		121,203,130
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 9.8%
Anixter International, Inc. (a)	100,000	2,990,000
Cable Design Technologies Corp. (a)	1,929,175	27,394,285
Clarent Corp. (a)	1,600,000	15,280,000
NMS Communications Corp. (a)	1,285,421	9,075,072
Performance Technologies, Inc. (a)(d)	1,214,250	17,303,063
Telefonaktiebolaget LM Ericsson AB sponsored ADR	1,100,000	7,040,000
Terayon Communication Systems, Inc. (a)	110,000	646,800
Turnstone Systems, Inc. (a)	562,800	3,939,600
		83,668,820
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.6%
Sun Microsystems, Inc. (a)	300,000	$ 4,941,000
Electronic Equipment & Instruments - 0.3%
Richardson Electronics Ltd.	238,000	2,984,520
Internet Software & Services - 2.5%
Art Technology Group, Inc. (a)	460,000	3,951,400
iBasis, Inc. (a)	160,000	625,600
ITXC Corp. (a)	120,000	468,000
Primus Knowledge Solutions, Inc. (a)	387,500	1,298,125
Vignette Corp. (a)	1,800,000	14,724,000
		21,067,125
Semiconductor Equipment & Products - 0.1%
Virata Corp. (a)	70,000	717,500
Software - 6.8%
Broadbase Software, Inc. (a)	2,496,100	5,067,083
Electronic Arts, Inc. (a)	50,000	2,944,500
Interplay Entertainment Corp. (a)(d)	990,000	2,950,200
Interplay Entertainment Corp. (a)(d)(f)	1,350,770	3,622,765
Interplay Entertainment Corp. warrants 3/30/06 (a)	675,385	747,651
Legato Systems, Inc. (a)	1,478,100	22,097,595
PeopleSoft, Inc. (a)	130,000	5,245,500
Resonate, Inc.	416,400	1,432,416
Take-Two Interactive Software, Inc. (a)	580,000	12,040,800
The 3DO Co. (a)	310,000	1,212,100
		57,360,610
TOTAL INFORMATION TECHNOLOGY		170,739,575
MATERIALS - 4.3%
Chemicals - 0.4%
Georgia Gulf Corp.	40,000	718,000
Millennium Chemicals, Inc.	180,900	2,894,400
		3,612,400
Construction Materials - 0.8%
Texas Industries, Inc.	200,600	6,569,650
Metals & Mining - 1.9%
Cold Metal Products, Inc.	96,400	125,320
Nucor Corp.	204,300	10,464,246
Oregon Steel Mills, Inc.	290,000	2,090,900
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Rock of Ages Corp. Class A (a)	162,800	$ 993,080
Steel Dynamics, Inc. (a)	189,900	2,624,418
		16,297,964
Paper & Forest Products - 1.2%
Boise Cascade Corp.	141,000	4,970,250
Georgia-Pacific Corp.	140,000	4,963,000
		9,933,250
TOTAL MATERIALS		36,413,264
TOTAL COMMON STOCKS (Cost $696,608,708)		820,255,318
Convertible Preferred Stocks - 0.1%

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Chorum Technologies Series E (f)	2,400	9,600
Tellium, Inc. Series E (f)	18,000	857,952
(Cost $581,376)		867,552
Convertible Bonds - 2.1%
Moody's Ratings (unaudited) (b)		Principal Amount
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Alexion Pharmaceuticals, Inc. 5.75% 3/15/07	-	$ 3,000,000	1,908,750
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
SPACEHAB, Inc. 8% 10/15/07 (e)	-	2,500,000	1,450,000
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.9%
Natural MicroSystems Corp. 5% 10/15/05	CCC+	12,830,000	6,639,525
Terayon Communication Systems, Inc. 5% 8/1/07	CCC	3,070,000	1,166,600
			7,806,125
Convertible Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.4%
Aspect Telecommunications Corp. 0% 8/10/18	CCC+	$ 5,560,000	$ 1,063,350
Richardson Electronics Ltd.:
7.25% 12/15/06	B3	404,000	339,865
8.25% 6/15/06	B3	1,978,000	1,718,388
			3,121,603
Internet Software & Services - 0.1%
iBasis, Inc. 5.75% 3/15/05	-	2,000,000	782,500
TOTAL INFORMATION TECHNOLOGY			11,710,228
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Covad Communications Group, Inc. 6% 9/15/05 (e)	Caa1	29,000,000	3,190,000
TOTAL CONVERTIBLE BONDS (Cost $23,128,734)			18,258,978
Cash Equivalents - 7.1%
	Shares
Fidelity Cash Central Fund, 4.23% (c)	20,371,618	20,371,618
Fidelity Securities Lending Cash Central Fund, 4.04% (c)	39,750,400	39,750,400
TOTAL CASH EQUIVALENTS (Cost $60,122,018)		60,122,018
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $780,440,836)		899,503,866
NET OTHER ASSETS - (5.9)%		(50,134,588)
NET ASSETS - 100%		$ 849,369,278
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,640,000 or 0.5% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 41,376
Interplay Entertainment Corp.	3/30/01	$ 2,110,578
J. Jill Group, Inc.	2/5/01	$ 900,000
Tellium, Inc. Series E	9/20/00	$ 540,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $264,477,488 and $114,498,088, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $24,047 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,355,817 or 0.6% of net assets.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $1,067,000. The weighted average interest rate was 7.03%. At period end there were no bank borrowings outstanding.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $780,658,899. Net unrealized appreciation aggregated $118,844,967, of which $225,075,348 related to appreciated investment securities and $106,230,381 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $36,759,040) (cost $780,440,836) - See accompanying schedule		$ 899,503,866
Cash		56,609
Receivable for investments sold		4,796,557
Receivable for fund shares sold		3,608,519
Dividends receivable		289,346
Interest receivable		737,138
Other receivables		15,625
Total assets		909,007,660
Liabilities
Payable for investments purchased	$ 14,780,797
Payable for fund shares redeemed	4,218,836
Accrued management fee	380,830
Distribution fees payable	350,059
Other payables and accrued expenses	157,460
Collateral on securities loaned, at value	39,750,400
Total liabilities		59,638,382
Net Assets		$ 849,369,278
Net Assets consist of:
Paid in capital		$ 704,733,203
Accumulated net investment (loss)		(1,485,816)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		27,064,667
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		119,057,224
Net Assets		$ 849,369,278

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($52,123,881 ÷ 1,870,308 shares)	$27.87
Maximum offering price per share (100/94.25 of $27.87)	$29.57
Class T: Net Asset Value and redemption price per share ($611,728,423 ÷ 21,419,638 shares)	$28.56
Maximum offering price per share (100/96.50 of $28.56)	$29.60
Class B: Net Asset Value and offering price per share ($132,338,160 ÷ 4,791,732 shares) A	$27.62
Initial Class: Net Asset Value, offering price and redemption price per share ($22,675,925 ÷ 775,107 shares)	$29.26
Institutional Class: Net Asset Value, offering price and redemption price per share ($30,502,889 ÷ 1,068,387 shares)	$28.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 1,492,112
Interest		1,444,325
Security lending		55,132
Total income		2,991,569
Expenses
Management fee
Basic fee	$ 1,885,247
Performance fee	(81,417)
Transfer agent fees	728,289
Distribution fees	1,745,434
Accounting and security lending fees	104,376
Non-interested trustees' compensation	1,606
Custodian fees and expenses	11,020
Registration fees	69,726
Audit	14,146
Legal	1,557
Interest	417
Miscellaneous	413
Total expenses before reductions	4,480,814
Expense reductions	(33,527)	4,447,287
Net investment income (loss)		(1,455,718)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(2,717,131) on sales of investments in affiliated issuers)	27,345,637
Foreign currency transactions	(20,362)	27,325,275
Change in net unrealized appreciation (depreciation) on:
Investment securities	126,667,708
Assets and liabilities in foreign currencies	5,459	126,673,167
Net gain (loss)		153,998,442
Net increase (decrease) in net assets resulting from operations		$ 152,542,724

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (1,455,718)	$ (2,543,282)
Net realized gain (loss)	27,325,275	35,313,134
Change in net unrealized appreciation (depreciation)	126,673,167	20,021,367
Net increase (decrease) in net assets resulting from operations	152,542,724	52,791,219
Distributions to shareholders In excess of net investment income	(30,098)	-
From net realized gain	(27,304,972)	(108,549,614)
Total distributions	(27,335,070)	(108,549,614)
Share transactions - net increase (decrease)	186,063,687	77,776,121
Total increase (decrease) in net assets	311,271,341	22,017,726
Net Assets
Beginning of period	538,097,937	516,080,211
End of period (including accumulated net investment loss of $1,485,816 and $0, respectively)	$ 849,369,278	$ 538,097,937

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 I	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 23.42	$ 26.76	$ 23.89	$ 27.51	$ 22.51	$ 23.48
Income from Invest- ment Operations
Net investment income (loss) E	(.02)	(.06)	(.10)	(.14)	(.13)	.08
Net realized and unrealized gain (loss)	5.77	2.46	4.15	(1.09)	6.00	1.26
Total from investment operations	5.75	2.40	4.05	(1.23)	5.87	1.34
Less Distributions
From net investment income	-	-	-	-	-	(.37)
From net realized gain	(1.30)	(5.74)	(1.18)	(2.39)	(.87)	(1.94)
Total distributions	(1.30)	(5.74)	(1.18)	(2.39)	(.87)	(2.31)
Net asset value, end of period	$ 27.87	$ 23.42	$ 26.76	$ 23.89	$ 27.51	$ 22.51
Total Return B, C	25.91%	11.18%	17.62%	(4.45)%	26.96%	5.80%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 52,124	$ 19,589	$ 7,883	$ 4,613	$ 2,309	$ 638
Ratio of expenses to average net assets	1.15% A	1.01%	1.10%	1.24% G	1.49% A, G	.99% A, D
Ratio of expenses to average net assets after expense reductions	1.14% A, H	1.00% H	1.08% H	1.23% H	1.47% A, H	.97% A, H
Ratio of net invest- ment income (loss) to average net assets	(.21)% A	(.26)%	(.40)%	(.59)%	(.59)% A	1.00% A
Portfolio turnover rate	35% A	48%	60%	64%	61% A	151%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Limited in accordance with a state expense limitation.

E Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

F For the period September 3, 1996 (commencement of sale of Class A shares) to December 31, 1996.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

I Eleven months ended November 30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 G	1996 F	1995 F
Selected Per-Share Data
Net asset value, beginning of period	$ 23.91	$ 27.13	$ 24.23	$ 27.78	$ 22.69	$ 24.88	$ 18.70
Income from Investment Operations
Net investment income (loss)	(.05) D	(.10) D	(.12) D	(.13) D	(.07) D	.17 D	.39
Net realized and unrealized gain (loss)	5.91	2.52	4.20	(1.10)	6.03	.18	6.73
Total from investment operations	5.86	2.42	4.08	(1.23)	5.96	.35	7.12
Less Distributions
From net investment income	-	-	-	-	-	(.19)	(.39)
From net realized gain	(1.21)	(5.64)	(1.18)	(2.32)	(.87)	(2.35)	(.55)
Total distributions	(1.21)	(5.64)	(1.18)	(2.32)	(.87)	(2.54)	(.94)
Net asset value, end of period	$ 28.56	$ 23.91	$ 27.13	$ 24.23	$ 27.78	$ 22.69	$ 24.88
Total Return B, C	25.74%	11.03%	17.49%	(4.40)%	27.15%	1.53%	38.16%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 611,728	$ 402,642	$ 393,434	$ 443,578	$ 529,043	$ 560,645	$ 619,993
Ratio of expenses to average net assets	1.35% A	1.15%	1.18%	1.16%	1.24% A	1.28%	1.61%
Ratio of expenses to average net assets after expense reductions	1.34% A, E	1.14% E	1.16% E	1.15% E	1.23% A, E	1.27% E	1.61%
Ratio of net investment income (loss) to average net assets	(.41)% A	(.40)%	(.48)%	(.53)%	(.29)% A	.70%	1.90%
Portfolio turnover rate	35% A	48%	60%	64%	61% A	151%	142%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F Year ended December 31

G Eleven months ended November 30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 G	1996 F	1995 F
Selected Per-Share Data
Net asset value, beginning of period	$ 23.08	$ 26.36	$ 23.69	$ 27.23	$ 22.36	$ 24.56	$ 18.57
Income from Investment Operations
Net investment income (loss)	(.12) D	(.22) D	(.26) D	(.27) D	(.18) D	.04 D	.38
Net realized and unrealized gain (loss)	5.72	2.44	4.11	(1.07)	5.92	.18	6.54
Total from investment operations	5.60	2.22	3.85	(1.34)	5.74	.22	6.92
Less Distributions
From net investment income	-	-	-	-	-	(.07)	(.38)
From net realized gain	(1.06)	(5.50)	(1.18)	(2.20)	(.87)	(2.35)	(.55)
Total distributions	(1.06)	(5.50)	(1.18)	(2.20)	(.87)	(2.42)	(.93)
Net asset value, end of period	$ 27.62	$ 23.08	$ 26.36	$ 23.69	$ 27.23	$ 22.36	$ 24.56
Total Return B, C	25.36%	10.42%	16.89%	(4.94)%	26.55%	1.00%	37.35%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 132,338	$ 86,807	$ 91,945	$ 101,234	$ 109,646	$ 98,535	$ 87,566
Ratio of expenses to average net assets	1.91% A	1.70%	1.72%	1.71%	1.78% A	1.80%	2.11%
Ratio of expenses to average net assets after expense reductions	1.90% A, E	1.69% E	1.70% E	1.70% E	1.77% A, E	1.79% E	2.10% E
Ratio of net investment income (loss) to average net assets	(.97)% A	(.95)%	(1.02)%	(1.07)%	(.84)% A	.18%	1.40%
Portfolio turnover rate	35% A	48%	60%	64%	61% A	151%	142%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F Year ended December 31

Semiannual Report

G Eleven months ended November 30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 G	1996 F	1995 F
Selected Per-Share Data
Net asset value, beginning of period	$ 24.53	$ 27.74	$ 24.61	$ 28.19	$ 22.90	$ 25.10	$ 18.86
Income from Investment Operations
Net investment income (loss)	.02 D	.04 D	.02 D	(.02) D	.04 D	.28 D	.50
Net realized and unrealized gain (loss)	6.05	2.56	4.29	(1.12)	6.12	.19	6.79
Total from investment operations	6.07	2.60	4.31	(1.14)	6.16	.47	7.29
Less Distributions
From net investment income	-	-	-	-	-	(.32)	(.50)
In excess of net investment income	(.02)	-	-	-	-	-	-
From net realized gain	(1.32)	(5.81)	(1.18)	(2.44)	(.87)	(2.35)	(.55)
Total distributions	(1.34)	(5.81)	(1.18)	(2.44)	(.87)	(2.67)	(1.05)
Net asset value, end of period	$ 29.26	$ 24.53	$ 27.74	$ 24.61	$ 28.19	$ 22.90	$ 25.10
Total Return B	26.09%	11.62%	18.18%	(3.98)% C	27.79% C	2.00% C	38.75% C
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 22,676	$ 18,554	$ 18,781	$ 18,471	$ 21,792	$ 20,406	$ 23,428
Ratio of expenses to average net assets	.78% A	.59%	.63%	.70%	.77% A	.82%	1.04%
Ratio of expenses to average net assets after expense reductions	.77% A, E	.58% E	.61% E	.69% E	.76% A, E	.81% E	1.03% E
Ratio of net investment income (loss) to average net assets	.16% A	.16%	.06%	(.06)%	.18% A	1.16%	2.47%
Portfolio turnover rate	35% A	48%	60%	64%	61% A	151%	142%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the former one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F Year ended December 31

G Eleven months ended November 30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 G	1996 F	1995 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.96	$ 27.21	$ 24.17	$ 27.63	$ 22.57	$ 24.80	$ 22.35
Income from Investment Operations
Net investment income (loss)	.01 D	.03 D	.01 D	(.05) D	(.05) D	.29 D	.55
Net realized and unrealized gain (loss)	5.93	2.51	4.21	(1.10)	5.98	.17	3.00
Total from investment operations	5.94	2.54	4.22	(1.15)	5.93	.46	3.55
Less Distributions
From net investment income	-	-	-	-	-	(.34)	(.55)
In excess of net investment income	(.03)	-	-	-	-	-	-
From net realized gain	(1.32)	(5.79)	(1.18)	(2.31)	(.87)	(2.35)	(.55)
Total distributions	(1.35)	(5.79)	(1.18)	(2.31)	(.87)	(2.69)	(1.10)
Net asset value, end of period	$ 28.55	$ 23.96	$ 27.21	$ 24.17	$ 27.63	$ 22.57	$ 24.80
Total Return B, C	26.18%	11.61%	18.14%	(4.12)%	27.16%	1.99%	15.96%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 30,503	$ 10,506	$ 4,037	$ 4,808	$ 5,564	$ 41,832	$ 20,429
Ratio of expenses to average net assets	.83% A	.63%	.65%	.85%	1.06% A	.78%	.97% A
Ratio of expenses to average net assets after expense reductions	.82% A, E	.62% E	.63% E	.84% E	1.05% A, E	.76% E	.96% A, E
Ratio of net investment income (loss) to average net assets	.11% A	.12%	.05%	(.20)%	(.21)% A	1.21%	2.55% A
Portfolio turnover rate	35% A	48%	60%	64%	61% A	151%	142%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F Year ended December 31

Semiannual Report

G Eleven months ended November 30

H For the period July 3, 1995 (commencement of sale of Institutional Class shares) to December 31, 1995.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Value Strategies Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Change in Accounting Principle. Effective December 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over the performance period) based on the investment performance of the asset-weighted average return of all classes as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .56% of average net assets after the performance adjustment. Effective July 1, 1999, the fund's performance adjustment was phased out over an 18 month period. During the phase out period the performance adjustment could decrease, but not increase, the management fee owed by the fund.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares, except for the Initial Class (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 39,791	$ 190
Class T	1,198,752	13,177
Class B	506,891	380,282
	$ 1,745,434	$ 393,649

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 81,795	$ 34,175
Class T	126,954	33,373
Class B	55,420	55,420*
	$ 264,169	$ 122,968

* When Class B shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B and Institutional Class Shares. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 42,580	.27 *
Class T	514,793	.22 *
Class B	136,099	.27 *
Initial Class	15,352	.15 *
Institutional Class	19,465	.21 *
	$ 728,289

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's schedule of investments.

8. Expense Reductions.

Certain security trades were directed to brokers who paid $33,345 of the fund's expenses. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period credits reduced the fund's custody and transfer agent expenses by $145 and $37, respectively.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2001	Year ended November 30, 2000
In excess of net investment income
Initial Class	$ 15,120	$ -
Institutional Class	14,978	-
Total	$ 30,098	$ -
From net realized gain
Class A	$ 1,182,290	$ 1,693,175
Class T	20,499,037	82,756,110
Class B	3,944,268	19,314,226
Initial Class	1,001,320	3,944,567
Institutional Class	678,057	841,536
Total	$ 27,304,972	$ 108,549,614

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000

Class A Shares sold	1,100,462	675,607	$ 27,436,045	$ 16,180,732
Reinvestment of distributions	49,274	77,342	1,108,508	1,664,548
Shares redeemed	(115,891)	(211,032)	(2,850,778)	(4,873,936)
Net increase (decrease)	1,033,845	541,917	$ 25,693,775	$ 12,971,344
Class T Shares sold	6,426,481	6,195,056	$ 166,110,277	$ 149,844,097
Reinvestment of distributions	779,431	3,253,825	17,991,034	71,572,954
Shares redeemed	(2,627,670)	(7,106,710)	(65,714,459)	(169,679,432)
Net increase (decrease)	4,578,242	2,342,171	$ 118,386,852	$ 51,737,619
Class B Shares sold	1,761,949	860,584	$ 43,835,711	$ 19,879,955
Reinvestment of distributions	162,481	833,858	3,639,653	17,807,479
Shares redeemed	(894,606)	(1,420,525)	(22,002,122)	(33,229,951)
Net increase (decrease)	1,029,824	273,917	$ 25,473,242	$ 4,457,483
Initial Class Shares sold	1,068	1,026	$ 27,569	$ 25,719
Reinvestment of distributions	37,813	156,667	891,840	3,516,751
Shares redeemed	(20,171)	(78,406)	(544,688)	(1,910,430)
Net increase (decrease)	18,710	79,287	$ 374,721	$ 1,632,040
Institutional Class Shares sold	855,245	605,626	$ 21,961,278	$ 14,764,907
Reinvestment of distributions	28,764	34,269	662,287	751,534
Shares redeemed	(254,020)	(349,864)	(6,488,468)	(8,538,806)
Net increase (decrease)	629,989	290,031	$ 16,135,097	$ 6,977,635

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Alliance Pharmaceutical Corp.	$ 149,575	$ 4,608,517	$ -	$ 7,948,080
Big Dog Holdings, Inc.	-	-	-	4,146,064
Cygnus, Inc.	1,058,724	-	-	14,108,309
Genesee & Wyoming, Inc. Class A	95,175	-	-	5,297,935
I-Stat Corp.	98,940	-	-	15,529,728
Interplay Entertainment Corp.	-	-	-	6,572,965
Maxwell Shoe, Inc. Class A	-	-	-	14,337,480
Morton's Restaurant Group, Inc.	-	-	-	10,938,600
Performance Technologies, Inc.	1,263,753	-	-	17,303,063
WMS Industries, Inc.	2,970,834	1,198,081	-	60,943,601
Wet Seal, Inc. Class A	-	3,682,281	-	-
TOTALS	$ 5,637,001	$ 9,488,879	$ -	$ 157,125,825

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Harris Leviton, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
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Tax-Exempt Fund
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ISO-SANN-0701 139306
1.704745.103

(Fidelity Investment logo)(registered trademark)

Fidelity Logo (Registered Trademark)

Fidelity®

Value Strategies Fund

(Initial Class of Fidelity Advisor
Value Strategies Fund)

Semiannual Report

May 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on stock market strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Value Strategies Fund - Initial Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. Total returns do not include the effect of the 3.50% sales load which was eliminated as of September 30, 1998. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Value Strategies - Initial CL	26.09%	37.40%	107.48%	287.29%
Russell Midcap® Value	13.89%	20.92%	96.81%	330.00%
Mid-Cap Funds Average	0.31%	-3.16%	82.46%	271.95%

Cumulative total returns show Initial Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Initial Class' returns to those of the Russell Midcap® Value Index - a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. corporations. To measure how Initial Class' performance stacked up against its peers, you can compare it to the mid cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 560 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Value Strategies - Initial CL	37.40%	15.72%	14.50%
Russell Midcap Value	20.92%	14.50%	15.70%
Mid-Cap Funds Average	-3.16%	12.28%	13.79%

Average annual total returns take Initial Class' cumulative return and show you what would have happened if Initial Class had performed at a constant rate each year.

Semiannual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Value Strategies Fund - Initial Class on May 31, 1991. As the chart shows, by May 31, 2001, the value of the investment would have grown to $38,729 - a 287.29% increase on the initial investment. For comparison, look at how the Russell Midcap Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $43,000 - a 330.00% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper small-cap value funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of May 31, 2001, the six month, one year, five year and 10 year cumulative total returns for the small-cap value funds average were, 22.67%, 29.51%, 80.10% and 289.87%, respectively; and the one year, five year and 10 year average annual total returns were, 29.51%, 12.20% and 14.35%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Concerns about a prolonged period of weakness in the U.S. economy cast a pall over most major equity markets during the six-month period that ended May 31, 2001. The effects of 2000's interest-rate hikes, combined with soaring energy costs, slowing productivity and rising labor costs, applied persistent downward pressure on corporate profits, threatening the viability of economic expansion. The earnings squeeze was particularly severe in the technology sector, which suffered from a sharp falloff in capital spending - the source of economic growth in recent years - induced by excess capacity and a scarcity of available funding. The tech-laden NASDAQ Composite® Index finished the period securely in the red, down 18.65%. The sector also had a heavy influence on the direction of the Standard & Poor's 500SM Index, which fell 3.90%. The Federal Reserve Board responded rapidly to the economic slowdown by aggressively unwinding its previous tightening cycle with a total of five half-point interest-rate cuts during the first five months of 2001. However, despite snapbacks in January and April, these actions weren't enough to spur sustained buying by tech-weary investors, who preferred to wait for earnings to respond first. Much of the buying remained focused on value stocks and more defensive holdings in less volatile areas of the market. The tried and true blue chips of the Dow Jones Industrial AverageSM received considerable attention, rising 5.61%. Most stocks finished the period on an up note, as many market participants expected a federal tax-cut stimulus to improve earnings expectations.

(Portfolio Manager photograph)
An interview with Harris Leviton, Portfolio Manager of Fidelity Advisor Value Strategies Fund

Q. How did the fund perform, Harris?

A. Quite well. For the six-month period that ended May 31, 2001, the fund's Initial Class shares returned 26.09%. In comparison, the Russell Midcap ® Value Index returned 13.89%, and the mid-cap funds average tracked by Lipper Inc. returned 0.31% for the same period. For the 12-month period that ended May 31, 2001, the fund's Initial Class shares returned 37.40%, while the Russell Midcap Value Index and Lipper peer group returned 20.92% and -3.16%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What factors helped generate the fund's strong return during the past six months?

A. It was beneficial to have focused on undervalued mid- and small-cap companies in a handful of strong-performing areas of the equity market - such as consumer cyclicals and casino gaming - that most of Wall Street hadn't paid much attention to recently. Investors gradually began taking more notice of stocks outside of the large-cap growth universe. Many of the fund's holdings were extremely cheap and hadn't been performing that well going into the period, despite strong fundamentals. However, my patience paid off as the market broadened significantly during the final two months of the period and investors increasingly recognized a number of positive attributes about many of the fund's stocks, such as above-average earnings growth combined with well below average valuations. When other investors recognized this price-to-value discrepancy, the stocks moved higher. This approach helped the fund's performance relative to its index and Lipper peer group.

Q. The fund's information technology weighting rose to 21.6% of net assets at period end, from 11.6% six months ago. It appears you found some opportunities in this sector . . .

A. That's true. The market cast a black cloud over much of the sector due to the weakness in many high profile, large-cap companies that lowered their earnings expectations. Meanwhile, small- and mid-cap companies in selected sectors that the fund focused on, such as the video game industry, did quite well. Specifically, our holdings in Activision and Take-Two Interactive Software both appreciated more than 110% on improved earnings results and anticipation for new products. To lock in profits, I sold off our position in Activision. Additionally, there were many opportunities in other industries where stocks had declined below book value or, in some cases, even below the net cash the company had on the balance sheet. For example, I purchased Broadbase Software after it fell to 70 cents per share in March from a previous high of more than $80 per share. At the time, the company had roughly $1.30 per share in net cash on the balance sheet. While the tech downturn will likely continue for a while, and many large-cap stocks will be slow to recover, the chaos of the tech bubble bursting has created some terrific opportunities in select small- and mid-cap tech stocks.

Q. How did the fund's consumer stocks perform?

A. Our holdings in this sector gave the fund its biggest competitive advantage. Last year, when I began purchasing companies such as apparel manufacturers Wet Seal and Jones Apparel, as well as watchmaker Fossil and book retailer Borders Group, existing market sentiment speculated that dot-com retailers would cut deeply into the business of these bricks and mortar companies. At that time, the valuations of many of these aforementioned stocks subsequently dropped to between four- and 10-times annual earnings - incredibly cheap. When the dot-com profit implosion continued during the past six months, these bricks and mortar companies delivered steady quarterly earnings growth. The market rewarded them for it: Shares of Wet Seal and Jones rose 48% and 35%, respectively, while Fossil and Borders appreciated roughly 50% and 43%, respectively. Elsewhere, a technological revolution in the gaming industry sent shares of slot machine manufacturers WMS Industries and Anchor Gaming, two of the fund's largest holdings, up 71% and 69%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What specific stocks were disappointments?

A. Alliance Pharmaceutical, the fund's biggest detractor, had some disappointing clinical trial results and its shares fell more than 67%. Shares of restaurant chain Jack in the Box fell only 5% during the past six months, but our large position in the company pulled down the fund's return even more. Also, our holdings in companies that have businesses tied to the computerization of telephone networks, such as Performance Technologies and Cable Design Technologies, fell slightly, but I still liked their long-term prospects.

Q. What's your outlook?

A. I'm optimistic because I believe the current market environment - one that favors long-term, buy-and-hold investors who are willing to spend the amount of time it takes to research and find undervalued companies in the broader market - will persist for some time. This is in contrast to the narrow market we'd seen for several years up to March of 2001, which was primarily dominated by overpriced technology stocks. Companies with strong earnings growth and good balance sheets will drive the stock winners in this new environment. I believe many of these opportunities will be found in the mid-cap stock category that continues to be neglected by investors.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation

Start date: December 13, 1983

Size: as of May 31, 2001, more than $849 million

Manager: Harris Leviton, since 1996; joined Fidelity in 1986

3

Harris Leviton on back-to-basics investing:

"During the past few years, I believe we experienced a stealth bear market, where the bull market got progressively narrower and a growing number of stocks declined sharply in price. During the past 12 months, however, I believe a stealth bull market in small- and mid-cap value stocks has developed, and we are now in the early stage of that cycle. My assessment of this market shift is based on the unwavering faith many investors still have in large-cap growth companies plagued by continuous earnings disappointments. Eventually, I believe most of these investors will turn to small- and mid-cap companies with much better fundamentals outside the mainstream.

"In this broader market environment, traditional methods of valuation - such as price-to-book, price-to-earnings and return-on-equity criteria - will be far more important than we've seen during the past five years or so, when making money in stocks often meant just owning the right segment of the market. Rather, I now believe those investors who are willing to find these undervalued companies, and then be patient with them, will be rewarded most. This type of investing is far different from what was most commonly practiced in the late 1990s. The TV networks don't run headlines about these types of value stocks - those appreciating 20% a year in price and with 15% earnings growth. However, this approach is more reflective of the one practiced by many in the industry that have persevered with success over any lengthy period of time."

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
WMS Industries, Inc.	7.2	6.3
Jack in the Box, Inc.	4.5	6.3
Nintendo Co. Ltd.	3.4	0.0
Cable Design Technologies Corp.	3.2	5.0
Borders Group, Inc.	2.8	3.1
Legato Systems, Inc.	2.6	0.1
Anchor Gaming	2.5	1.9
Kmart Corp.	2.3	0.0
Performance Technologies, Inc.	2.0	3.1
Beazer Homes USA, Inc.	2.0	1.7
	32.5
Top Five Market Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	49.4	48.9
Information Technology	21.6	11.6
Industrials	14.4	17.7
Health Care	5.6	10.5
Materials	4.3	4.4
Asset Allocation (% of fund's net assets)
As of May 31, 2001 *		As of November 30, 2000 **
	Stocks 96.6%		Stocks 98.7%
	Convertible Securities 2.2%		Convertible Securities 0.8%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	5.9%	** Foreign investments	0.2%

Effective with this report, industry classifications follow the MSCI ®/S&P ® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 49.4%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	190,000	$ 2,378,800
Dura Automotive Systems, Inc. Class A (a)	140,000	1,744,400
Goodyear Tire & Rubber Co.	62,700	1,825,197
Lear Corp. (a)	100,000	3,488,000
		9,436,397
Automobiles - 1.2%
Nissan Motor Co. Ltd.	1,500,000	10,146,873
Hotels, Restaurants & Leisure - 10.2%
Anchor Gaming (a)	333,100	21,205,146
Jack in the Box, Inc. (a)	1,511,300	38,764,845
Mikohn Gaming Corp. (a)	125,000	773,750
Morton's Restaurant Group, Inc. (a)(d)	424,800	10,938,600
Outback Steakhouse, Inc. (a)	400,000	11,400,000
Park Place Entertainment Corp. (a)	120,000	1,497,600
Tricon Global Restaurants, Inc. (a)	50,000	2,285,000
		86,864,941
Household Durables - 10.9%
Bassett Furniture Industries, Inc.	234,300	3,280,200
Beazer Homes USA, Inc. (a)	287,000	17,220,000
Centex Corp.	100,000	3,728,000
Furniture Brands International, Inc. (a)	20,000	454,400
Leggett & Platt, Inc.	405,200	8,881,984
Lennar Corp.	326,200	12,069,400
M/I Schottenstein Homes, Inc.	222,600	8,725,920
Mohawk Industries, Inc. (a)	300,000	9,609,000
Nintendo Co. Ltd.	150,000	28,955,098
		92,924,002
Internet & Catalog Retail - 0.1%
J. Jill Group, Inc. (a)(f)	50,000	865,500
Leisure Equipment & Products - 9.1%
Midway Games, Inc. (a)	1,385,359	16,070,164
WMS Industries, Inc. (a)(d)	2,030,100	60,943,601
		77,013,765
Media - 1.0%
Fox Entertainment Group, Inc. Class A (a)	180,000	4,698,000
News Corp. Ltd. sponsored ADR	90,000	3,217,500
World Wrestling Federation Entertainment, Inc. Class A (a)	62,500	763,125
		8,678,625
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 4.4%
Ames Department Stores, Inc. (a)	1,416,500	$ 3,682,900
Big Lots, Inc. (a)	419,900	5,450,302
Fred's, Inc. Class A	138,195	4,021,475
Kmart Corp. (a)	1,750,000	19,740,000
ShopKo Stores, Inc. (a)	624,600	4,684,500
		37,579,177
Specialty Retail - 5.9%
Big Dog Holdings, Inc. (a)(d)	1,028,800	4,146,064
Borders Group, Inc. (a)	1,280,000	23,385,600
Claire's Stores, Inc.	176,600	3,180,566
Hollywood Entertainment Corp. (a)	90,000	509,400
Sonic Automotive, Inc. Class A (a)	272,500	3,624,250
Urban Outfitters, Inc. (a)	25,000	396,000
Wet Seal, Inc. Class A (a)	411,300	14,416,065
		49,657,945
Textiles & Apparel - 5.5%
Fossil, Inc. (a)	753,300	16,836,255
Galey & Lord, Inc. (a)	115,800	253,602
Jones Apparel Group, Inc. (a)	322,900	14,272,180
Maxwell Shoe, Inc. Class A (a)(d)	879,600	14,337,480
Quaker Fabric Corp. (a)	95,000	1,054,500
		46,754,017
TOTAL CONSUMER DISCRETIONARY		419,921,242
CONSUMER STAPLES - 1.0%
Food & Drug Retailing - 0.8%
Albertson's, Inc.	220,000	6,314,000
Food Products - 0.2%
Aurora Foods, Inc. (a)	351,900	1,865,070
Personal Products - 0.0%
Natrol, Inc. (a)	95,000	196,650
TOTAL CONSUMER STAPLES		8,375,720
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - 0.2%
Oil & Gas - 0.2%
CNOOC Ltd. sponsored ADR	24,500	$ 488,775
Conoco, Inc. Class B	33,400	1,042,080
		1,530,855
FINANCIALS - 1.9%
Insurance - 1.9%
MetLife, Inc.	500,000	15,925,000
HEALTH CARE - 5.4%
Health Care Equipment & Supplies - 4.1%
Align Technology, Inc.	24,700	247,000
Cygnus, Inc. (a)(d)	1,565,850	14,108,309
I-Stat Corp. (a)(d)	934,400	15,529,728
Novoste Corp. (a)	228,700	4,734,090
		34,619,127
Health Care Providers & Services - 0.3%
Service Corp. International (SCI) (a)	380,000	2,682,800
Pharmaceuticals - 1.0%
Alliance Pharmaceutical Corp. (a)(d)	2,838,600	7,948,080
Twinlab Corp. (a)	512,300	896,525
		8,844,605
TOTAL HEALTH CARE		46,146,532
INDUSTRIALS - 14.3%
Aerospace & Defense - 0.7%
Goodrich Corp.	50,000	2,089,000
Herley Industries, Inc. (a)	208,666	3,755,988
SPACEHAB, Inc. (a)	90,000	211,500
		6,056,488
Building Products - 3.5%
American Standard Companies, Inc. (a)	190,000	12,659,700
Associated Materials, Inc.	74,000	1,376,400
Lennox International, Inc.	340,000	3,111,000
NCI Building Systems, Inc. (a)	51,800	701,890
York International Corp.	342,100	12,059,025
		29,908,015
Commercial Services & Supplies - 0.3%
CDI Corp. (a)	34,700	579,490
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Hall Kinion & Associates, Inc. (a)	135,000	$ 1,081,350
Labor Ready, Inc. (a)	116,700	465,633
		2,126,473
Construction & Engineering - 0.4%
McDermott International, Inc.	250,000	3,520,000
Electrical Equipment - 0.9%
Belden, Inc.	226,500	5,725,920
TB Wood's Corp.	259,700	2,077,600
		7,803,520
Machinery - 5.4%
Albany International Corp. Class A (a)	108,000	2,388,960
Columbus McKinnon Corp.	221,900	1,764,105
Hardinge, Inc.	17,500	258,125
Ingersoll-Rand Co.	20,000	987,000
Milacron, Inc.	327,200	5,464,240
Navistar International Corp. (a)	501,953	14,601,813
Pentair, Inc.	356,300	12,791,170
Trinity Industries, Inc.	346,400	7,742,040
		45,997,453
Road & Rail - 3.1%
Burlington Northern Santa Fe Corp.	552,800	17,175,496
Genesee & Wyoming, Inc. Class A (a)(d)	200,300	5,297,935
Union Pacific Corp.	57,700	3,317,750
		25,791,181
TOTAL INDUSTRIALS		121,203,130
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 9.8%
Anixter International, Inc. (a)	100,000	2,990,000
Cable Design Technologies Corp. (a)	1,929,175	27,394,285
Clarent Corp. (a)	1,600,000	15,280,000
NMS Communications Corp. (a)	1,285,421	9,075,072
Performance Technologies, Inc. (a)(d)	1,214,250	17,303,063
Telefonaktiebolaget LM Ericsson AB sponsored ADR	1,100,000	7,040,000
Terayon Communication Systems, Inc. (a)	110,000	646,800
Turnstone Systems, Inc. (a)	562,800	3,939,600
		83,668,820
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.6%
Sun Microsystems, Inc. (a)	300,000	$ 4,941,000
Electronic Equipment & Instruments - 0.3%
Richardson Electronics Ltd.	238,000	2,984,520
Internet Software & Services - 2.5%
Art Technology Group, Inc. (a)	460,000	3,951,400
iBasis, Inc. (a)	160,000	625,600
ITXC Corp. (a)	120,000	468,000
Primus Knowledge Solutions, Inc. (a)	387,500	1,298,125
Vignette Corp. (a)	1,800,000	14,724,000
		21,067,125
Semiconductor Equipment & Products - 0.1%
Virata Corp. (a)	70,000	717,500
Software - 6.8%
Broadbase Software, Inc. (a)	2,496,100	5,067,083
Electronic Arts, Inc. (a)	50,000	2,944,500
Interplay Entertainment Corp. (a)(d)	990,000	2,950,200
Interplay Entertainment Corp. (a)(d)(f)	1,350,770	3,622,765
Interplay Entertainment Corp. warrants 3/30/06 (a)	675,385	747,651
Legato Systems, Inc. (a)	1,478,100	22,097,595
PeopleSoft, Inc. (a)	130,000	5,245,500
Resonate, Inc.	416,400	1,432,416
Take-Two Interactive Software, Inc. (a)	580,000	12,040,800
The 3DO Co. (a)	310,000	1,212,100
		57,360,610
TOTAL INFORMATION TECHNOLOGY		170,739,575
MATERIALS - 4.3%
Chemicals - 0.4%
Georgia Gulf Corp.	40,000	718,000
Millennium Chemicals, Inc.	180,900	2,894,400
		3,612,400
Construction Materials - 0.8%
Texas Industries, Inc.	200,600	6,569,650
Metals & Mining - 1.9%
Cold Metal Products, Inc.	96,400	125,320
Nucor Corp.	204,300	10,464,246
Oregon Steel Mills, Inc.	290,000	2,090,900
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Rock of Ages Corp. Class A (a)	162,800	$ 993,080
Steel Dynamics, Inc. (a)	189,900	2,624,418
		16,297,964
Paper & Forest Products - 1.2%
Boise Cascade Corp.	141,000	4,970,250
Georgia-Pacific Corp.	140,000	4,963,000
		9,933,250
TOTAL MATERIALS		36,413,264
TOTAL COMMON STOCKS (Cost $696,608,708)		820,255,318
Convertible Preferred Stocks - 0.1%

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Chorum Technologies Series E (f)	2,400	9,600
Tellium, Inc. Series E (f)	18,000	857,952
(Cost $581,376)		867,552
Convertible Bonds - 2.1%
Moody's Ratings (unaudited) (b)		Principal Amount
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Alexion Pharmaceuticals, Inc. 5.75% 3/15/07	-	$ 3,000,000	1,908,750
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
SPACEHAB, Inc. 8% 10/15/07 (e)	-	2,500,000	1,450,000
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.9%
Natural MicroSystems Corp. 5% 10/15/05	CCC+	12,830,000	6,639,525
Terayon Communication Systems, Inc. 5% 8/1/07	CCC	3,070,000	1,166,600
			7,806,125
Convertible Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.4%
Aspect Telecommunications Corp. 0% 8/10/18	CCC+	$ 5,560,000	$ 1,063,350
Richardson Electronics Ltd.:
7.25% 12/15/06	B3	404,000	339,865
8.25% 6/15/06	B3	1,978,000	1,718,388
			3,121,603
Internet Software & Services - 0.1%
iBasis, Inc. 5.75% 3/15/05	-	2,000,000	782,500
TOTAL INFORMATION TECHNOLOGY			11,710,228
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Covad Communications Group, Inc. 6% 9/15/05 (e)	Caa1	29,000,000	3,190,000
TOTAL CONVERTIBLE BONDS (Cost $23,128,734)			18,258,978
Cash Equivalents - 7.1%
	Shares
Fidelity Cash Central Fund, 4.23% (c)	20,371,618	20,371,618
Fidelity Securities Lending Cash Central Fund, 4.04% (c)	39,750,400	39,750,400
TOTAL CASH EQUIVALENTS (Cost $60,122,018)		60,122,018
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $780,440,836)		899,503,866
NET OTHER ASSETS - (5.9)%		(50,134,588)
NET ASSETS - 100%		$ 849,369,278
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,640,000 or 0.5% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 41,376
Interplay Entertainment Corp.	3/30/01	$ 2,110,578
J. Jill Group, Inc.	2/5/01	$ 900,000
Tellium, Inc. Series E	9/20/00	$ 540,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $264,477,488 and $114,498,088, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $24,047 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,355,817 or 0.6% of net assets.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $1,067,000. The weighted average interest rate was 7.03%. At period end there were no bank borrowings outstanding.

Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $780,658,899. Net unrealized appreciation aggregated $118,844,967, of which $225,075,348 related to appreciated investment securities and $106,230,381 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $36,759,040) (cost $780,440,836) - See accompanying schedule		$ 899,503,866
Cash		56,609
Receivable for investments sold		4,796,557
Receivable for fund shares sold		3,608,519
Dividends receivable		289,346
Interest receivable		737,138
Other receivables		15,625
Total assets		909,007,660
Liabilities
Payable for investments purchased	$ 14,780,797
Payable for fund shares redeemed	4,218,836
Accrued management fee	380,830
Distribution fees payable	350,059
Other payables and accrued expenses	157,460
Collateral on securities loaned, at value	39,750,400
Total liabilities		59,638,382
Net Assets		$ 849,369,278
Net Assets consist of:
Paid in capital		$ 704,733,203
Accumulated net investment (loss)		(1,485,816)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		27,064,667
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		119,057,224
Net Assets		$ 849,369,278

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($52,123,881 ÷ 1,870,308 shares)	$27.87
Maximum offering price per share (100/94.25 of $27.87)	$29.57
Class T: Net Asset Value and redemption price per share ($611,728,423 ÷ 21,419,638 shares)	$28.56
Maximum offering price per share (100/96.50 of $28.56)	$29.60
Class B: Net Asset Value and offering price per share ($132,338,160 ÷ 4,791,732 shares) A	$27.62
Initial Class: Net Asset Value, offering price and redemption price per share ($22,675,925 ÷ 775,107 shares)	$29.26
Institutional Class: Net Asset Value, offering price and redemption price per share ($30,502,889 ÷ 1,068,387 shares)	$28.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2001 (Unaudited)
Investment Income Dividends		$ 1,492,112
Interest		1,444,325
Security lending		55,132
Total income		2,991,569
Expenses
Management fee
Basic fee	$ 1,885,247
Performance fee	(81,417)
Transfer agent fees	728,289
Distribution fees	1,745,434
Accounting and security lending fees	104,376
Non-interested trustees' compensation	1,606
Custodian fees and expenses	11,020
Registration fees	69,726
Audit	14,146
Legal	1,557
Interest	417
Miscellaneous	413
Total expenses before reductions	4,480,814
Expense reductions	(33,527)	4,447,287
Net investment income (loss)		(1,455,718)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(2,717,131) on sales of investments in affiliated issuers)	27,345,637
Foreign currency transactions	(20,362)	27,325,275
Change in net unrealized appreciation (depreciation) on:
Investment securities	126,667,708
Assets and liabilities in foreign currencies	5,459	126,673,167
Net gain (loss)		153,998,442
Net increase (decrease) in net assets resulting from operations		$ 152,542,724

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (1,455,718)	$ (2,543,282)
Net realized gain (loss)	27,325,275	35,313,134
Change in net unrealized appreciation (depreciation)	126,673,167	20,021,367
Net increase (decrease) in net assets resulting from operations	152,542,724	52,791,219
Distributions to shareholders In excess of net investment income	(30,098)	-
From net realized gain	(27,304,972)	(108,549,614)
Total distributions	(27,335,070)	(108,549,614)
Share transactions - net increase (decrease)	186,063,687	77,776,121
Total increase (decrease) in net assets	311,271,341	22,017,726
Net Assets
Beginning of period	538,097,937	516,080,211
End of period (including accumulated net investment loss of $1,485,816 and $0, respectively)	$ 849,369,278	$ 538,097,937

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 I	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 23.42	$ 26.76	$ 23.89	$ 27.51	$ 22.51	$ 23.48
Income from Invest- ment Operations
Net investment income (loss) E	(.02)	(.06)	(.10)	(.14)	(.13)	.08
Net realized and unrealized gain (loss)	5.77	2.46	4.15	(1.09)	6.00	1.26
Total from investment operations	5.75	2.40	4.05	(1.23)	5.87	1.34
Less Distributions
From net investment income	-	-	-	-	-	(.37)
From net realized gain	(1.30)	(5.74)	(1.18)	(2.39)	(.87)	(1.94)
Total distributions	(1.30)	(5.74)	(1.18)	(2.39)	(.87)	(2.31)
Net asset value, end of period	$ 27.87	$ 23.42	$ 26.76	$ 23.89	$ 27.51	$ 22.51
Total Return B, C	25.91%	11.18%	17.62%	(4.45)%	26.96%	5.80%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 52,124	$ 19,589	$ 7,883	$ 4,613	$ 2,309	$ 638
Ratio of expenses to average net assets	1.15% A	1.01%	1.10%	1.24% G	1.49% A, G	.99% A, D
Ratio of expenses to average net assets after expense reductions	1.14% A, H	1.00% H	1.08% H	1.23% H	1.47% A, H	.97% A, H
Ratio of net invest- ment income (loss) to average net assets	(.21)% A	(.26)%	(.40)%	(.59)%	(.59)% A	1.00% A
Portfolio turnover rate	35% A	48%	60%	64%	61% A	151%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Limited in accordance with a state expense limitation.

E Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

F For the period September 3, 1996 (commencement of sale of Class A shares) to December 31, 1996.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

I Eleven months ended November 30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 G	1996 F	1995 F
Selected Per-Share Data
Net asset value, beginning of period	$ 23.91	$ 27.13	$ 24.23	$ 27.78	$ 22.69	$ 24.88	$ 18.70
Income from Investment Operations
Net investment income (loss)	(.05) D	(.10) D	(.12) D	(.13) D	(.07) D	.17 D	.39
Net realized and unrealized gain (loss)	5.91	2.52	4.20	(1.10)	6.03	.18	6.73
Total from investment operations	5.86	2.42	4.08	(1.23)	5.96	.35	7.12
Less Distributions
From net investment income	-	-	-	-	-	(.19)	(.39)
From net realized gain	(1.21)	(5.64)	(1.18)	(2.32)	(.87)	(2.35)	(.55)
Total distributions	(1.21)	(5.64)	(1.18)	(2.32)	(.87)	(2.54)	(.94)
Net asset value, end of period	$ 28.56	$ 23.91	$ 27.13	$ 24.23	$ 27.78	$ 22.69	$ 24.88
Total Return B, C	25.74%	11.03%	17.49%	(4.40)%	27.15%	1.53%	38.16%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 611,728	$ 402,642	$ 393,434	$ 443,578	$ 529,043	$ 560,645	$ 619,993
Ratio of expenses to average net assets	1.35% A	1.15%	1.18%	1.16%	1.24% A	1.28%	1.61%
Ratio of expenses to average net assets after expense reductions	1.34% A, E	1.14% E	1.16% E	1.15% E	1.23% A, E	1.27% E	1.61%
Ratio of net investment income (loss) to average net assets	(.41)% A	(.40)%	(.48)%	(.53)%	(.29)% A	.70%	1.90%
Portfolio turnover rate	35% A	48%	60%	64%	61% A	151%	142%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F Year ended December 31

G Eleven months ended November 30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 G	1996 F	1995 F
Selected Per-Share Data
Net asset value, beginning of period	$ 23.08	$ 26.36	$ 23.69	$ 27.23	$ 22.36	$ 24.56	$ 18.57
Income from Investment Operations
Net investment income (loss)	(.12) D	(.22) D	(.26) D	(.27) D	(.18) D	.04 D	.38
Net realized and unrealized gain (loss)	5.72	2.44	4.11	(1.07)	5.92	.18	6.54
Total from investment operations	5.60	2.22	3.85	(1.34)	5.74	.22	6.92
Less Distributions
From net investment income	-	-	-	-	-	(.07)	(.38)
From net realized gain	(1.06)	(5.50)	(1.18)	(2.20)	(.87)	(2.35)	(.55)
Total distributions	(1.06)	(5.50)	(1.18)	(2.20)	(.87)	(2.42)	(.93)
Net asset value, end of period	$ 27.62	$ 23.08	$ 26.36	$ 23.69	$ 27.23	$ 22.36	$ 24.56
Total Return B, C	25.36%	10.42%	16.89%	(4.94)%	26.55%	1.00%	37.35%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 132,338	$ 86,807	$ 91,945	$ 101,234	$ 109,646	$ 98,535	$ 87,566
Ratio of expenses to average net assets	1.91% A	1.70%	1.72%	1.71%	1.78% A	1.80%	2.11%
Ratio of expenses to average net assets after expense reductions	1.90% A, E	1.69% E	1.70% E	1.70% E	1.77% A, E	1.79% E	2.10% E
Ratio of net investment income (loss) to average net assets	(.97)% A	(.95)%	(1.02)%	(1.07)%	(.84)% A	.18%	1.40%
Portfolio turnover rate	35% A	48%	60%	64%	61% A	151%	142%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F Year ended December 31

G Eleven months ended November 30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 G	1996 F	1995 F
Selected Per-Share Data
Net asset value, beginning of period	$ 24.53	$ 27.74	$ 24.61	$ 28.19	$ 22.90	$ 25.10	$ 18.86
Income from Investment Operations
Net investment income (loss)	.02 D	.04 D	.02 D	(.02) D	.04 D	.28 D	.50
Net realized and unrealized gain (loss)	6.05	2.56	4.29	(1.12)	6.12	.19	6.79
Total from investment operations	6.07	2.60	4.31	(1.14)	6.16	.47	7.29
Less Distributions
From net investment income	-	-	-	-	-	(.32)	(.50)
In excess of net investment income	(.02)	-	-	-	-	-	-
From net realized gain	(1.32)	(5.81)	(1.18)	(2.44)	(.87)	(2.35)	(.55)
Total distributions	(1.34)	(5.81)	(1.18)	(2.44)	(.87)	(2.67)	(1.05)
Net asset value, end of period	$ 29.26	$ 24.53	$ 27.74	$ 24.61	$ 28.19	$ 22.90	$ 25.10
Total Return B	26.09%	11.62%	18.18%	(3.98)% C	27.79% C	2.00% C	38.75% C
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 22,676	$ 18,554	$ 18,781	$ 18,471	$ 21,792	$ 20,406	$ 23,428
Ratio of expenses to average net assets	.78% A	.59%	.63%	.70%	.77% A	.82%	1.04%
Ratio of expenses to average net assets after expense reductions	.77% A, E	.58% E	.61% E	.69% E	.76% A, E	.81% E	1.03% E
Ratio of net investment income (loss) to average net assets	.16% A	.16%	.06%	(.06)%	.18% A	1.16%	2.47%
Portfolio turnover rate	35% A	48%	60%	64%	61% A	151%	142%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the former one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F Year ended December 31

G Eleven months ended November 30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 G	1996 F	1995 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.96	$ 27.21	$ 24.17	$ 27.63	$ 22.57	$ 24.80	$ 22.35
Income from Investment Operations
Net investment income (loss)	.01 D	.03 D	.01 D	(.05) D	(.05) D	.29 D	.55
Net realized and unrealized gain (loss)	5.93	2.51	4.21	(1.10)	5.98	.17	3.00
Total from investment operations	5.94	2.54	4.22	(1.15)	5.93	.46	3.55
Less Distributions
From net investment income	-	-	-	-	-	(.34)	(.55)
In excess of net investment income	(.03)	-	-	-	-	-	-
From net realized gain	(1.32)	(5.79)	(1.18)	(2.31)	(.87)	(2.35)	(.55)
Total distributions	(1.35)	(5.79)	(1.18)	(2.31)	(.87)	(2.69)	(1.10)
Net asset value, end of period	$ 28.55	$ 23.96	$ 27.21	$ 24.17	$ 27.63	$ 22.57	$ 24.80
Total Return B, C	26.18%	11.61%	18.14%	(4.12)%	27.16%	1.99%	15.96%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 30,503	$ 10,506	$ 4,037	$ 4,808	$ 5,564	$ 41,832	$ 20,429
Ratio of expenses to average net assets	.83% A	.63%	.65%	.85%	1.06% A	.78%	.97% A
Ratio of expenses to average net assets after expense reductions	.82% A, E	.62% E	.63% E	.84% E	1.05% A, E	.76% E	.96% A, E
Ratio of net investment income (loss) to average net assets	.11% A	.12%	.05%	(.20)%	(.21)% A	1.21%	2.55% A
Portfolio turnover rate	35% A	48%	60%	64%	61% A	151%	142%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F Year ended December 31

G Eleven months ended November 30

H For the period July 3, 1995 (commencement of sale of Institutional Class shares) to December 31, 1995.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Value Strategies Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Change in Accounting Principle. Effective December 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

Semiannual Report
Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over the performance period) based on the investment performance of the asset-weighted average return of all classes as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .56% of average net assets after the performance adjustment. Effective July 1, 1999, the fund's performance adjustment was phased out over an 18 month period. During the phase out period the performance adjustment could decrease, but not increase, the management fee owed by the fund.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares, except for the Initial Class (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.25%
Class T	.50%
Class B	1.00% *

* .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 39,791	$ 190
Class T	1,198,752	13,177
Class B	506,891	380,282
	$ 1,745,434	$ 393,649

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 81,795	$ 34,175
Class T	126,954	33,373
Class B	55,420	55,420*
	$ 264,169	$ 122,968

* When Class B shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B and Institutional Class Shares. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 42,580	.27 *
Class T	514,793	.22 *
Class B	136,099	.27 *
Initial Class	15,352	.15 *
Institutional Class	19,465	.21 *
	$ 728,289

* Annualized

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's schedule of investments.

8. Expense Reductions.

Certain security trades were directed to brokers who paid $33,345 of the fund's expenses. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period credits reduced the fund's custody and transfer agent expenses by $145 and $37, respectively.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2001	Year ended November 30, 2000
In excess of net investment income
Initial Class	$ 15,120	$ -
Institutional Class	14,978	-
Total	$ 30,098	$ -
From net realized gain
Class A	$ 1,182,290	$ 1,693,175
Class T	20,499,037	82,756,110
Class B	3,944,268	19,314,226
Initial Class	1,001,320	3,944,567
Institutional Class	678,057	841,536
Total	$ 27,304,972	$ 108,549,614

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31,	Year ended November 30,	Six months ended May 31,	Year ended November 30,
	2001	2000	2001	2000

Class A Shares sold	1,100,462	675,607	$ 27,436,045	$ 16,180,732
Reinvestment of distributions	49,274	77,342	1,108,508	1,664,548
Shares redeemed	(115,891)	(211,032)	(2,850,778)	(4,873,936)
Net increase (decrease)	1,033,845	541,917	$ 25,693,775	$ 12,971,344
Class T Shares sold	6,426,481	6,195,056	$ 166,110,277	$ 149,844,097
Reinvestment of distributions	779,431	3,253,825	17,991,034	71,572,954
Shares redeemed	(2,627,670)	(7,106,710)	(65,714,459)	(169,679,432)
Net increase (decrease)	4,578,242	2,342,171	$ 118,386,852	$ 51,737,619
Class B Shares sold	1,761,949	860,584	$ 43,835,711	$ 19,879,955
Reinvestment of distributions	162,481	833,858	3,639,653	17,807,479
Shares redeemed	(894,606)	(1,420,525)	(22,002,122)	(33,229,951)
Net increase (decrease)	1,029,824	273,917	$ 25,473,242	$ 4,457,483
Initial Class Shares sold	1,068	1,026	$ 27,569	$ 25,719
Reinvestment of distributions	37,813	156,667	891,840	3,516,751
Shares redeemed	(20,171)	(78,406)	(544,688)	(1,910,430)
Net increase (decrease)	18,710	79,287	$ 374,721	$ 1,632,040
Institutional Class Shares sold	855,245	605,626	$ 21,961,278	$ 14,764,907
Reinvestment of distributions	28,764	34,269	662,287	751,534
Shares redeemed	(254,020)	(349,864)	(6,488,468)	(8,538,806)
Net increase (decrease)	629,989	290,031	$ 16,135,097	$ 6,977,635

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Alliance Pharmaceutical Corp.	$ 149,575	$ 4,608,517	$ -	$ 7,948,080
Big Dog Holdings, Inc.	-	-	-	4,146,064
Cygnus, Inc.	1,058,724	-	-	14,108,309
Genesee & Wyoming, Inc. Class A	95,175	-	-	5,297,935
I-Stat Corp.	98,940	-	-	15,529,728
Interplay Entertainment Corp.	-	-	-	6,572,965
Maxwell Shoe, Inc. Class A	-	-	-	14,337,480
Morton's Restaurant Group, Inc.	-	-	-	10,938,600
Performance Technologies, Inc.	1,263,753	-	-	17,303,063
WMS Industries, Inc.	2,970,834	1,198,081	-	60,943,601
Wet Seal, Inc. Class A	-	3,682,281	-	-
TOTALS	$ 5,637,001	$ 9,488,879	$ -	$ 157,125,825

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Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Harris Leviton, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Marie L. Knowles*

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

* Independent trustees

Custodian

Brown Brothers Harriman & Co.
Boston, MA

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